UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
8/31/2026
Date of reporting period:
2/28/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares ESG Aware MSCI EM ETF
ESGE | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$14	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,630,487,206
Number of Portfolio Holdings	291
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	33.8%
Financials	25.8%
Consumer Discretionary	10.1%
Communication Services	8.9%
Industrials	5.4%
Materials	5.3%
Consumer Staples	2.7%
Health Care	2.6%
Energy	2.5%
Utilities	1.6%
Real Estate	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	23.6%
Taiwan	23.4%
South Korea	18.3%
India	12.0%
South Africa	5.0%
Brazil	4.1%
Malaysia	2.3%
Saudi Arabia	2.1%
United Arab Emirates	1.5%
Mexico	1.4%
Other#	6.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware MSCI EM ETF
Semi-Annual Shareholder Report — February 28, 2026
ESGE-02/26-SAR

iShares MSCI Agriculture Producers ETF
VEGI | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$21	0.40%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$116,241,211
Number of Portfolio Holdings	133
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of February 28, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	36.6%
Fertilizers & Agricultural Chemicals	30.5%
Agricultural Products & Services	17.5%
Packaged Foods & Meats	15.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.0%
Canada	7.0%
Norway	5.2%
Japan	4.9%
India	4.2%
China	2.7%
Saudi Arabia	2.5%
Malaysia	2.4%
Italy	1.9%
Hong Kong	1.9%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Agriculture Producers ETF
Semi-Annual Shareholder Report — February 28, 2026
VEGI-02/26-SAR

iShares MSCI Belgium ETF
EWK | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$26	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$27,746,193
Number of Portfolio Holdings	42
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	26.1%
Consumer Staples	25.9%
Financials	16.1%
Real Estate	11.1%
Materials	6.4%
Industrials	5.8%
Utilities	2.7%
Consumer Discretionary	2.0%
Information Technology	1.5%
Communication Services	1.3%
Energy	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	22.5%
Argenx SE	12.9%
UCB SA	9.2%
KBC Group NV	4.6%
Ageas SA/NV	4.0%
Ackermans & van Haaren NV	3.1%
Groupe Bruxelles Lambert NV	3.1%
Elia Group SA/NV, Class B	2.7%
Warehouses De Pauw CVA	2.5%
Financiere de Tubize SA	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Belgium ETF
Semi-Annual Shareholder Report — February 28, 2026
EWK-02/26-SAR

iShares MSCI BIC ETF
BKF | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$36	0.71%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$93,751,322
Number of Portfolio Holdings	691
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.3%
Consumer Discretionary	19.7%
Communication Services	13.1%
Materials	8.0%
Information Technology	7.6%
Industrials	7.3%
Energy	6.2%
Health Care	4.7%
Consumer Staples	4.3%
Utilities	3.6%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	57.8%
India	31.1%
Brazil	11.1%
Russia	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI BIC ETF
Semi-Annual Shareholder Report — February 28, 2026
BKF-02/26-SAR

iShares MSCI Brazil ETF
EWZ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$32	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$9,704,855,601
Number of Portfolio Holdings	49
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	37.2%
Materials	14.7%
Energy	13.6%
Utilities	13.0%
Industrials	9.0%
Consumer Staples	5.9%
Communication Services	2.4%
Consumer Discretionary	2.1%
Health Care	1.3%
Information Technology	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Vale SA	11.3%
NU Holdings Ltd./Cayman Islands, Class A	9.3%
Itau Unibanco Holding SA, Preference Shares, NVS	9.1%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	6.3%
Petroleo Brasileiro SA - Petrobras	5.6%
Banco Bradesco SA, Preference Shares, NVS	3.7%
B3 SA - Brasil Bolsa Balcao	3.6%
WEG SA	3.1%
Ambev SA	2.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Brazil ETF
Semi-Annual Shareholder Report — February 28, 2026
EWZ-02/26-SAR

iShares MSCI Canada ETF
EWC | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,459,681,476
Number of Portfolio Holdings	87
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	35.8%
Materials	18.9%
Energy	17.2%
Industrials	9.4%
Information Technology	8.0%
Consumer Staples	3.7%
Consumer Discretionary	3.3%
Utilities	2.7%
Communication Services	0.8%
Real Estate	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	7.7%
Toronto-Dominion Bank (The)	5.4%
Shopify, Inc., Class A	4.9%
Agnico Eagle Mines Ltd.	4.2%
Enbridge, Inc.	3.8%
Bank of Montreal	3.4%
Canadian Imperial Bank of Commerce	3.1%
Bank of Nova Scotia (The)	3.1%
Canadian Natural Resources Ltd.	3.0%
Brookfield Corp., Class A	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Canada ETF
Semi-Annual Shareholder Report — February 28, 2026
EWC-02/26-SAR

iShares MSCI Chile ETF
ECH | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$32	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,227,028,639
Number of Portfolio Holdings	28
Portfolio Turnover Rate	25%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.2%
Materials	17.8%
Consumer Staples	12.0%
Utilities	11.8%
Industrials	11.5%
Consumer Discretionary	11.1%
Real Estate	8.9%
Communication Services	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	13.4%
Banco de Chile	11.5%
Latam Airlines Group SA	10.8%
Falabella SA	5.2%
Parque Arauco SA	5.1%
Banco Santander Chile	4.4%
Empresas Copec SA	4.4%
Banco de Credito e Inversiones SA	4.4%
Cencosud SA	4.1%
Enel Chile SA	3.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Chile ETF
Semi-Annual Shareholder Report — February 28, 2026
ECH-02/26-SAR

iShares MSCI Emerging Markets Asia ETF
EEMA | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,879,943,025
Number of Portfolio Holdings	875
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.4%
Financials	17.1%
Consumer Discretionary	12.4%
Industrials	8.8%
Communication Services	6.8%
Materials	5.0%
Health Care	3.8%
Energy	3.1%
Consumer Staples	2.9%
Utilities	1.8%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	31.7%
Taiwan	26.4%
South Korea	19.9%
India	17.1%
Malaysia	1.6%
Thailand	1.5%
Indonesia	1.3%
Philippines	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Asia ETF
Semi-Annual Shareholder Report — February 28, 2026
EEMA-02/26-SAR

iShares MSCI Emerging Markets Min Vol Factor ETF
EEMV | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$13	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,428,061,437
Number of Portfolio Holdings	320
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.5%
Financials	20.6%
Communication Services	12.7%
Consumer Staples	7.8%
Health Care	6.8%
Consumer Discretionary	5.7%
Industrials	5.3%
Utilities	5.3%
Energy	4.0%
Materials	3.5%
Real Estate	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	21.0%
India	17.8%
Taiwan	17.2%
South Korea	12.4%
Saudi Arabia	6.7%
United Arab Emirates	4.2%
Malaysia	3.5%
Brazil	3.0%
Thailand	1.9%
Kuwait	1.8%
Other#	10.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Min Vol Factor ETF
Semi-Annual Shareholder Report — February 28, 2026
EEMV-02/26-SAR

iShares MSCI Emerging Markets Small-Cap ETF
EEMS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$38	0.71%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$443,728,709
Number of Portfolio Holdings	1,627
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	19.8%
Industrials	17.1%
Financials	11.6%
Consumer Discretionary	10.6%
Materials	10.6%
Health Care	10.0%
Real Estate	6.3%
Consumer Staples	5.7%
Communication Services	3.2%
Utilities	2.9%
Other*	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Taiwan	21.5%
India	20.2%
South Korea	16.2%
China	11.0%
South Africa	4.0%
Brazil	3.7%
Saudi Arabia	3.1%
Malaysia	2.8%
Thailand	2.5%
Turkey	2.4%
Other#	12.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Emerging Markets Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2026
EEMS-02/26-SAR

iShares MSCI France ETF
EWQ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$26	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$383,294,506
Number of Portfolio Holdings	56
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	31.9%
Consumer Discretionary	13.4%
Financials	12.9%
Health Care	9.3%
Consumer Staples	8.6%
Energy	7.1%
Materials	6.5%
Utilities	3.9%
Communication Services	2.6%
Information Technology	2.4%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Schneider Electric SE	7.8%
TotalEnergies SE	6.9%
LVMH Moet Hennessy Louis Vuitton SE	6.9%
Safran SA	6.2%
Airbus SE	5.6%
Air Liquide SA	5.3%
BNP Paribas SA	4.9%
L'Oreal SA	4.9%
Sanofi SA	4.6%
Vinci SA	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI France ETF
Semi-Annual Shareholder Report — February 28, 2026
EWQ-02/26-SAR

iShares MSCI Germany ETF
EWG | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$25	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,793,920,566
Number of Portfolio Holdings	57
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	29.8%
Financials	20.8%
Information Technology	13.9%
Consumer Discretionary	8.4%
Communication Services	7.7%
Health Care	6.7%
Materials	4.8%
Utilities	4.5%
Consumer Staples	1.8%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Siemens AG, Registered	10.7%
SAP SE	10.2%
Allianz SE, Registered	8.3%
Siemens Energy AG	7.3%
Deutsche Telekom AG, Registered	7.2%
Rheinmetall AG	4.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4.1%
Infineon Technologies AG	3.4%
Deutsche Bank AG, Registered	3.1%
Deutsche Post AG, Registered	2.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Germany ETF
Semi-Annual Shareholder Report — February 28, 2026
EWG-02/26-SAR

iShares MSCI Global Gold Miners ETF
RING | NASDAQ
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$28	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,083,148,053
Number of Portfolio Holdings	46
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	57.1%
United States	18.0%
South Africa	12.0%
China	5.0%
Australia	4.2%
United Kingdom	2.7%
Indonesia	0.6%
Turkey	0.4%
Russia	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	15.2%
Agnico Eagle Mines Ltd.	13.3%
Barrick Mining Corp.	8.4%
Wheaton Precious Metals Corp.	7.0%
Anglogold Ashanti PLC	4.9%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.3%
Zijin Mining Group Co. Ltd., Class H	3.5%
Pan American Silver Corp.	3.4%
Alamos Gold, Inc., Class A	3.1%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Gold Miners ETF
Semi-Annual Shareholder Report — February 28, 2026
RING-02/26-SAR

iShares MSCI Global Min Vol Factor ETF
ACWV | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$10	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,570,860,105
Number of Portfolio Holdings	394
Portfolio Turnover Rate	11%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	21.5%
Financials	14.2%
Health Care	14.1%
Communication Services	12.7%
Consumer Staples	10.6%
Industrials	8.2%
Utilities	7.8%
Consumer Discretionary	5.5%
Energy	3.1%
Materials	1.7%
Real Estate	0.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	57.9%
Japan	10.3%
China	6.3%
India	4.6%
Taiwan	4.1%
Switzerland	1.9%
Canada	1.9%
Hong Kong	1.3%
France	1.1%
Singapore	1.1%
Other#	9.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Min Vol Factor ETF
Semi-Annual Shareholder Report — February 28, 2026
ACWV-02/26-SAR

iShares MSCI Global Silver and Metals Miners ETF
SLVP | Cboe BZX Exchange
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$31	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,391,814,516
Number of Portfolio Holdings	39
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of February 28, 2026)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	55.0%
United States	20.2%
United Kingdom	10.8%
Mexico	10.2%
China	2.1%
South Africa	1.2%
Australia	0.4%
Philippines	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Hecla Mining Co.	14.0%
Industrias Penoles SAB de CV	10.2%
Fresnillo PLC	10.1%
First Majestic Silver Corp.	8.6%
Endeavour Silver Corp.	4.5%
Agnico Eagle Mines Ltd.	4.4%
Discovery Silver Corp.	4.4%
Silvercorp Metals, Inc.	4.0%
Wheaton Precious Metals Corp.	4.0%
Newmont Corp.	4.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Global Silver and Metals Miners ETF
Semi-Annual Shareholder Report — February 28, 2026
SLVP-02/26-SAR

iShares MSCI Hong Kong ETF
EWH | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$26	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$779,495,433
Number of Portfolio Holdings	30
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.6%
Real Estate	19.3%
Industrials	17.5%
Utilities	11.0%
Consumer Discretionary	4.3%
Consumer Staples	2.7%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	23.3%
Hong Kong Exchanges & Clearing Ltd.	13.5%
CK Hutchison Holdings Ltd.	5.3%
Sun Hung Kai Properties Ltd.	4.8%
Techtronic Industries Co. Ltd.	4.6%
BOC Hong Kong Holdings Ltd.	4.6%
CLP Holdings Ltd.	3.8%
Link REIT	3.3%
CK Asset Holdings Ltd.	3.1%
Power Assets Holdings Ltd.	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Hong Kong ETF
Semi-Annual Shareholder Report — February 28, 2026
EWH-02/26-SAR

iShares MSCI Japan Small-Cap ETF
SCJ | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$236,015,269
Number of Portfolio Holdings	791
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.6%
Consumer Discretionary	14.9%
Materials	12.4%
Information Technology	11.2%
Financials	10.0%
Real Estate	8.2%
Consumer Staples	7.9%
Health Care	4.0%
Communication Services	2.5%
Utilities	2.3%
Energy	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Resonac Holdings Corp.	1.0%
Mitsui Kinzoku Co. Ltd.	0.9%
Furukawa Electric Co. Ltd.	0.8%
Sojitz Corp.	0.7%
Shizuoka Financial Group, Inc., NVS	0.6%
Yaskawa Electric Corp.	0.6%
Kokusai Electric Corp., NVS	0.6%
Fukuoka Financial Group, Inc.	0.5%
Mebuki Financial Group, Inc.	0.5%
Niterra Co. Ltd.	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Japan Small-Cap ETF
Semi-Annual Shareholder Report — February 28, 2026
SCJ-02/26-SAR

iShares MSCI Malaysia ETF
EWM | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$381,336,243
Number of Portfolio Holdings	30
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	49.8%
Utilities	12.9%
Industrials	9.1%
Consumer Staples	9.0%
Communication Services	6.9%
Materials	6.0%
Health Care	3.9%
Consumer Discretionary	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Malayan Banking Bhd	14.1%
Public Bank Bhd	14.0%
CIMB Group Holdings Bhd	12.7%
Tenaga Nasional Bhd	7.4%
Press Metal Aluminium Holdings Bhd	4.6%
IHH Healthcare Bhd	3.9%
Gamuda Bhd	3.8%
AMMB Holdings Bhd	3.1%
Sunway Bhd	3.1%
Hong Leong Bank Bhd	3.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Malaysia ETF
Semi-Annual Shareholder Report — February 28, 2026
EWM-02/26-SAR

iShares MSCI Pacific ex Japan ETF
EPP | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$25	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,147,104,233
Number of Portfolio Holdings	97
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.6%
Materials	15.3%
Industrials	9.5%
Real Estate	7.8%
Consumer Discretionary	6.5%
Health Care	4.2%
Utilities	3.5%
Consumer Staples	2.9%
Communication Services	2.7%
Energy	2.3%
Information Technology	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	63.7%
Hong Kong	18.9%
Singapore	15.6%
New Zealand	1.7%
China	0.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Pacific ex Japan ETF
Semi-Annual Shareholder Report — February 28, 2026
EPP-02/26-SAR

iShares MSCI Russia ETF
ERUS
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$454,165
Number of Portfolio Holdings	16
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of February 28, 2026)
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(b)
VK Co. Ltd.	0.0	%(b)
X5 Retail Group NV, GDR	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Russia ETF
Semi-Annual Shareholder Report — February 28, 2026
ERUS-02/26-SAR

iShares MSCI Singapore ETF
EWS | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$25	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$794,557,169
Number of Portfolio Holdings	19
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	50.0%
Industrials	23.4%
Real Estate	8.9%
Communication Services	4.6%
Consumer Discretionary	4.4%
Consumer Staples	4.4%
Utilities	4.3%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	22.2%
Oversea-Chinese Banking Corp. Ltd.	19.0%
Yangzijiang Shipbuilding Holdings Ltd.	5.5%
Singapore Telecommunications Ltd.	4.6%
Singapore Airlines Ltd.	4.6%
Keppel Ltd.	4.5%
Singapore Exchange Ltd.	4.5%
Sea Ltd., ADR	4.4%
Wilmar International Ltd.	4.4%
CapitaLand Ascendas REIT	4.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Singapore ETF
Semi-Annual Shareholder Report — February 28, 2026
EWS-02/26-SAR

iShares MSCI South Africa ETF
EZA | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$34	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,114,494,059
Number of Portfolio Holdings	29
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	44.8%
Financials	30.2%
Consumer Discretionary	10.7%
Communication Services	6.0%
Consumer Staples	5.4%
Real Estate	1.5%
Industrials	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Anglogold Ashanti PLC	13.5%
Gold Fields Ltd.	11.0%
Naspers Ltd., Class N	9.2%
FirstRand Ltd.	6.5%
Valterra Platinum Ltd.	5.4%
Impala Platinum Holdings Ltd.	4.8%
Standard Bank Group Ltd.	4.6%
MTN Group Ltd.	4.3%
Capitec Bank Holdings Ltd.	4.2%
Absa Group Ltd.	3.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI South Africa ETF
Semi-Annual Shareholder Report — February 28, 2026
EZA-02/26-SAR

iShares MSCI South Korea ETF
EWY | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$43	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$17,992,287,535
Number of Portfolio Holdings	83
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	47.4%
Industrials	20.7%
Financials	10.4%
Consumer Discretionary	8.5%
Health Care	4.1%
Communication Services	3.5%
Materials	2.0%
Consumer Staples	1.5%
Energy	1.3%
Utilities	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	23.6%
SK Hynix, Inc.	20.1%
Hyundai Motor Co.	3.3%
SK Square Co. Ltd.	2.3%
KB Financial Group, Inc.	2.1%
Kia Corp.	1.8%
Doosan Enerbility Co. Ltd.	1.7%
Shinhan Financial Group Co. Ltd.	1.5%
Hanwha Aerospace Co. Ltd.	1.5%
Celltrion, Inc.	1.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI South Korea ETF
Semi-Annual Shareholder Report — February 28, 2026
EWY-02/26-SAR

iShares MSCI Spain ETF
EWP | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,898,079,904
Number of Portfolio Holdings	26
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	41.5%
Utilities	22.8%
Industrials	14.0%
Consumer Discretionary	8.3%
Communication Services	6.0%
Energy	4.4%
Health Care	1.6%
Information Technology	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	18.1%
Iberdrola SA	14.2%
Banco Bilbao Vizcaya Argentaria SA	12.0%
Ferrovial SE	4.5%
CaixaBank SA	4.5%
Repsol SA	4.4%
Industria de Diseno Textil SA	4.4%
ACS Actividades de Construccion y Servicios SA	4.0%
Amadeus IT Group SA	4.0%
Aena SME SA	3.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Spain ETF
Semi-Annual Shareholder Report — February 28, 2026
EWP-02/26-SAR

iShares MSCI Sweden ETF
EWD | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$27	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$361,742,063
Number of Portfolio Holdings	47
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	46.2%
Financials	23.9%
Communication Services	12.5%
Information Technology	6.7%
Materials	4.0%
Consumer Staples	2.3%
Consumer Discretionary	2.2%
Real Estate	1.2%
Health Care	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	9.6%
Investor AB, Class B	9.1%
Volvo AB, Class B	7.4%
Atlas Copco AB, Class A	6.9%
Sandvik AB	5.6%
Assa Abloy AB, Class B	4.4%
Swedbank AB, Class A	3.9%
Telefonaktiebolaget LM Ericsson, Class B	3.9%
Skandinaviska Enskilda Banken AB, Class A	3.8%
Atlas Copco AB, Class B	3.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Sweden ETF
Semi-Annual Shareholder Report — February 28, 2026
EWD-02/26-SAR

iShares MSCI Thailand ETF
THD | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$32	0.55%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$347,776,075
Number of Portfolio Holdings	84
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	16.8%
Energy	13.7%
Financials	12.1%
Communication Services	11.2%
Consumer Staples	9.1%
Health Care	7.4%
Utilities	7.1%
Materials	6.1%
Industrials	6.0%
Real Estate	5.7%
Consumer Discretionary	4.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Delta Electronics Thailand PCL, NVDR	16.1%
Advanced Info Service PCL, NVDR	7.9%
PTT PCL, NVDR	6.9%
CP ALL PCL, NVDR	5.3%
Gulf Development PCL, NVDR	4.4%
Bangkok Dusit Medical Services PCL, NVDR	4.3%
Airports of Thailand PCL, NVDR	4.2%
PTT Exploration & Production PCL, NVDR	3.5%
Siam Cement PCL (The), NVDR	3.2%
True Corp. PCL, NVDR	2.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Thailand ETF
Semi-Annual Shareholder Report — February 28, 2026
THD-02/26-SAR

iShares MSCI World ETF
URTH | NYSE Arca
Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$12	0.24%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,917,850,336
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of February 28, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	25.2%
Financials	16.3%
Industrials	12.3%
Health Care	9.9%
Consumer Discretionary	9.4%
Communication Services	8.6%
Consumer Staples	5.8%
Energy	4.0%
Materials	3.8%
Utilities	2.8%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.0%
Japan	6.1%
United Kingdom	3.9%
Canada	3.6%
France	2.7%
Switzerland	2.5%
Germany	2.4%
Australia	1.8%
Netherlands	1.4%
Sweden	1.1%
Other#	4.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI World ETF
Semi-Annual Shareholder Report — February 28, 2026
URTH-02/26-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Hong Kong ETF | EWH | NYSE Arca
• iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
• iShares MSCI Malaysia ETF | EWM | NYSE Arca
• iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
• iShares MSCI Singapore ETF | EWS | NYSE Arca
• iShares MSCI Thailand ETF | THD | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Hong Kong ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 4.5%
BOC Hong Kong Holdings Ltd.	6,144,500	$35,145,028
Capital Markets — 15.5%
Futu Holdings Ltd., ADR(a)	114,457	17,035,780
Hong Kong Exchanges & Clearing Ltd.	1,938,426	103,560,286
		120,596,066
Diversified Telecommunication Services — 1.6%
HKT Trust & HKT Ltd., Class SS	8,062,500	12,709,391
Electric Utilities — 8.1%
CK Infrastructure Holdings Ltd., Class L	1,370,000	11,617,167
CLP Holdings Ltd.	3,102,200	29,396,689
Power Assets Holdings Ltd.	2,704,000	21,916,240
		62,930,096
Food Products — 2.6%
WH Group Ltd.(b)	16,353,500	20,568,863
Gas Utilities — 2.7%
Hong Kong & China Gas Co. Ltd.	21,840,495	21,219,191
Ground Transportation — 2.0%
MTR Corp. Ltd.	3,197,083	15,225,784
Hotels, Restaurants & Leisure — 4.3%
Galaxy Entertainment Group Ltd., Class L	4,024,000	21,412,272
Sands China Ltd.	5,162,400	11,662,910
		33,075,182
Industrial Conglomerates — 9.1%
CK Hutchison Holdings Ltd.	4,968,767	40,911,822
Jardine Matheson Holdings Ltd.	257,900	21,261,346
Swire Pacific Ltd., Class A	830,500	8,921,191
		71,094,359
Insurance — 22.9%
AIA Group Ltd.	16,191,400	178,615,816
Machinery — 4.5%
Techtronic Industries Co. Ltd.	2,171,647	35,171,296
Security	Shares	Value
Marine Transportation — 1.6%
SITC International Holdings Co. Ltd.	2,936,000	$12,524,112
Real Estate Management & Development — 15.7%
CK Asset Holdings Ltd.	3,737,267	23,712,125
Henderson Land Development Co. Ltd.	3,072,762	13,889,628
Hongkong Land Holdings Ltd.	1,641,600	14,212,631
Sino Land Co. Ltd.	7,774,000	12,671,706
Sun Hung Kai Properties Ltd.	1,979,500	36,800,166
Wharf Holdings Ltd.(The)	2,541,570	8,414,074
Wharf Real Estate Investment Co. Ltd.	3,526,150	12,980,887
		122,681,217
Retail REITs — 3.2%
Link REIT	5,048,300	24,958,210
Total Long-Term Investments — 98.3% (Cost: $688,858,159)		766,514,611
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	530,000	530,000
Total Short-Term Securities — 0.1% (Cost: $530,000)		530,000
Total Investments — 98.4% (Cost: $689,388,159)		767,044,611
Other Assets Less Liabilities — 1.6%		12,450,822
Net Assets — 100.0%		$779,495,433

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$560,000	$—	$(30,000)(a)	$—	$—	$530,000	530,000	$19,129	$—

(a)	Represents net amount purchased (sold).
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Hong Kong ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Hong Kong Index	15	03/20/26	$1,295	$39,843
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Hong Kong Exchanges & Clearing Ltd.	BNP Paribas	$5,429,474	08/20/27	0.30%	HONIA	Monthly	$78,637
Hong Kong Exchanges & Clearing Ltd.	Merrill Lynch International	5,779,237	02/15/28	0.30%	HONIA	Monthly	129,561
Total long positions of equity swaps							208,198
Net dividends and financing fees							(14,377)
Total equity swap contracts including dividends and financing fees							$193,821

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$208,198	$(14,377)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$39,843	$—	$—	$—	$39,843
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$208,198	$—	$—	$—	$208,198
	$—	$—	$248,041	$—	$—	$—	$248,041
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$14,377	$—	$—	$—	$14,377

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Hong Kong ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$105,845	$—	$—	$—	$105,845
Swaps	—	—	(299,364)	—	—	—	(299,364)
	$—	$—	$(193,519)	$—	$—	$—	$(193,519)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(25,621)	$—	$—	$—	$(25,621)
Swaps	—	—	(48,442)	—	—	—	(48,442)
	$—	$—	$(74,063)	$—	$—	$—	$(74,063)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,692,961
Equity swaps:
Average notional value — long	$6,277,146
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$2,725	$—
Swaps - OTC(a)	208,198	14,377
Total derivative assets and liabilities in the Statement of Assets and Liabilities	210,923	14,377
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(2,725)	—
Total derivative assets and liabilities subject to an MNA	$208,198	$14,377

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas	$78,637	$—	$—	$—	$78,637
Merrill Lynch International	129,561	—	—	—	129,561
	$208,198	$—	$—	$—	$208,198

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Hong Kong ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$46,018,717	$720,495,894	$—	$766,514,611
Short-Term Securities
Money Market Funds	530,000	—	—	530,000
	$46,548,717	$720,495,894	$—	$767,044,611
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$248,041	$—	$248,041
Liabilities
Equity Contracts	—	(14,377)	—	(14,377)
	$—	$233,664	$—	$233,664

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.3%
AZ-COM MARUWA Holdings, Inc.	11,000	$69,672
Hamakyorex Co. Ltd.	8,800	110,484
Konoike Transport Co. Ltd.	4,400	98,493
Mitsui-Soko Holdings Co. Ltd.	9,400	225,003
Nippon Express Holdings, Inc.	35,200	867,665
Sankyu, Inc.	7,200	463,123
SBS Holdings, Inc.	2,200	60,175
Senko Group Holdings Co. Ltd.	22,000	277,462
SG Holdings Co. Ltd.	46,200	469,204
Yamato Holdings Co. Ltd.	39,600	485,063
		3,126,344
Automobile Components — 4.0%
Aisan Industry Co. Ltd.	4,400	64,585
Eagle Industry Co. Ltd.	4,400	96,377
Exedy Corp.	4,400	174,292
FCC Co. Ltd.	6,600	162,929
GS Yuasa Corp.	13,200	468,872
JTEKT Corp.	37,400	513,319
Koito Manufacturing Co. Ltd.	30,800	555,210
KYB Corp.	4,400	148,699
Musashi Seimitsu Industry Co. Ltd.	8,800	175,546
NHK Spring Co. Ltd.	28,600	548,822
Nifco, Inc./Japan	13,200	467,789
Nippon Seiki Co. Ltd.	6,300	115,051
Niterra Co. Ltd.	24,200	1,220,334
NOK Corp.	15,400	327,574
Pacific Industrial Co. Ltd.	4,400	84,656
Seiren Co. Ltd.	8,700	202,433
Shoei Co. Ltd.	8,800	101,303
Stanley Electric Co. Ltd.	17,600	371,144
Sumitomo Rubber Industries Ltd.	30,800	546,723
Tokai Rika Co. Ltd.	8,800	189,130
Topre Corp.	6,600	127,124
Toyo Tire Corp.	21,900	674,871
Toyoda Gosei Co. Ltd.	16,100	523,184
Toyota Boshoku Corp.	15,300	312,892
TS Tech Co. Ltd.	13,200	170,034
Yokohama Rubber Co. Ltd.(The)	22,000	1,106,593
		9,449,486
Automobiles — 0.5%
Mazda Motor Corp.	101,200	896,140
Mitsubishi Motors Corp.	110,000	301,477
Nissan Shatai Co. Ltd.	11,000	77,769
		1,275,386
Banks — 7.7%
77 Bank Ltd.(The)	11,000	691,384
Aichi Financial Group, Inc., NVS	6,600	278,491
Aozora Bank Ltd.	17,600	318,078
Awa Bank Ltd.(The)	4,400	168,423
Bank of Nagoya Ltd.(The)	4,400	166,549
CCI Group, Inc.	33,000	222,334
Chugin Financial Group, Inc., NVS	24,200	496,599
Daishi Hokuetsu Financial Group, Inc.	35,200	459,203
First Bank of Toyama Ltd.(The)	8,400	146,196
Fukuoka Financial Group, Inc.	28,600	1,250,975
Gunma Bank Ltd.(The)	52,800	763,268
Hachijuni Nagano Bank Ltd.	61,600	818,389
Hirogin Holdings, Inc.	41,800	516,943
Hokuhoku Financial Group, Inc.	17,600	703,012
Hyakugo Bank Ltd.(The)	35,200	382,259
Security	Shares	Value
Banks (continued)
Hyakujushi Bank Ltd.(The)	4,400	$274,466
Iyogin Holdings, Inc., NVS	39,600	858,291
Juroku Financial Group, Inc.	4,400	289,567
Keiyo Bank Ltd.(The)	15,400	221,539
Kiyo Bank Ltd.(The)	8,800	240,861
Kyoto Financial Group, Inc.	37,400	926,325
Kyushu Financial Group, Inc.	55,000	470,008
Mebuki Financial Group, Inc.	145,100	1,244,538
Musashino Bank Ltd.(The)	4,400	183,397
Nanto Bank Ltd.(The)	4,400	215,111
Nishi-Nippon Financial Holdings, Inc.	19,800	563,662
North Pacific Bank Ltd.	44,000	308,519
Ogaki Kyoritsu Bank Ltd.(The)	6,600	288,337
Rakuten Bank Ltd., NVS(a)	15,400	626,523
San-In Godo Bank Ltd.(The)	24,200	273,564
Senshu Ikeda Holdings, Inc.	37,400	220,591
Seven Bank Ltd.	99,000	190,588
Shiga Bank Ltd.(The)	6,600	381,161
Shizuoka Financial Group, Inc., NVS	74,700	1,501,674
Suruga Bank Ltd.	19,800	268,703
Toho Bank Ltd.(The)	33,400	155,177
Tokyo Kiraboshi Financial Group, Inc.	4,400	328,598
TOMONY Holdings, Inc.	28,600	179,632
Yamaguchi Financial Group, Inc.	30,700	539,589
Yamanashi Chuo Bank Ltd.(The)	4,200	147,830
		18,280,354
Beverages — 0.7%
Coca-Cola Bottlers Japan Holdings, Inc.	22,000	581,606
Ito En Ltd.	11,000	214,074
Lifedrink Co., Inc.	6,600	51,614
Sapporo Holdings Ltd.	52,900	601,686
Takara Holdings, Inc.	24,200	252,419
		1,701,399
Biotechnology — 0.2%
GNI Group Ltd.(a)	8,897	180,337
PeptiDream, Inc.(a)	17,600	161,318
SanBio Co. Ltd.(a)	8,800	126,878
Takara Bio, Inc.	8,800	64,539
		533,072
Broadline Retail — 1.4%
ASKUL Corp.	4,400	36,683
Belluna Co. Ltd.	6,600	41,787
BuySell Technologies Co. Ltd.	2,100	78,682
Isetan Mitsukoshi Holdings Ltd., Class L	52,900	1,038,435
Izumi Co. Ltd.	19,800	131,636
J Front Retailing Co. Ltd.	41,800	688,957
Mercari, Inc.(a)	19,800	468,587
Seria Co. Ltd.	8,700	242,521
Takashimaya Co. Ltd.	41,800	530,758
		3,258,046
Building Products — 2.0%
Bunka Shutter Co. Ltd.	8,800	121,414
Central Glass Co. Ltd.	4,400	124,241
Lixil Corp.	46,200	542,838
Nichias Corp.	8,800	541,573
Nichiha Corp.	4,400	104,604
Nihon Dengi Co. Ltd.	2,100	163,785
Nitto Boseki Co. Ltd.	4,400	706,476
Sanwa Holdings Corp.	30,800	815,107
Shin Nippon Air Technologies Co. Ltd.	4,400	117,626
Sinko Industries Ltd.	8,800	80,598
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Takara Standard Co. Ltd.	6,600	$128,358
Takasago Thermal Engineering Co. Ltd.	15,400	516,768
TOTO Ltd.	22,000	857,352
		4,820,740
Capital Markets — 0.5%
GMO Financial Holdings, Inc.	6,600	40,305
Integral Corp.	2,200	46,092
JAFCO Group Co. Ltd.	8,800	139,491
M&A Capital Partners Co. Ltd.	2,200	52,605
Matsui Securities Co. Ltd.	17,600	107,663
Monex Group, Inc.	33,000	157,784
Nihon M&A Center Holdings, Inc.	48,400	223,520
Okasan Securities Group, Inc.	24,200	154,168
Tokai Tokyo Financial Holdings, Inc.	37,400	198,442
		1,120,070
Chemicals — 7.8%
ADEKA Corp.	13,200	405,073
Aica Kogyo Co. Ltd.	8,800	223,918
Air Water, Inc.	30,800	427,680
Artience Co. Ltd.	6,600	185,892
Asahi Yukizai Corp.	2,200	71,451
C Uyemura & Co. Ltd.	2,200	304,861
Chugoku Marine Paints Ltd.	6,600	198,349
Daicel Corp.	37,300	391,549
Denka Co. Ltd.	15,300	360,184
DIC Corp.	13,200	374,570
Fujimi, Inc.	9,100	191,657
Fuso Chemical Co. Ltd.	2,300	140,867
Ise Chemicals Corp.	2,200	94,292
JCU Corp.	4,400	195,952
Kaneka Corp.	6,600	223,082
Kansai Paint Co. Ltd.	24,200	428,216
KeePer Technical Laboratory Co. Ltd.	2,200	51,434
KH Neochem Co. Ltd.	4,400	87,688
Konishi Co. Ltd.	8,800	77,952
Kumiai Chemical Industry Co. Ltd.	13,249	62,292
Kuraray Co. Ltd.	46,200	546,765
Kureha Corp.	4,400	137,972
Lintec Corp.	6,600	230,298
Mitsubishi Gas Chemical Co., Inc.	24,200	675,905
Mitsui Chemicals, Inc.	61,600	937,908
Nihon Parkerizing Co. Ltd.	13,200	135,162
Nippon Kayaku Co. Ltd.	22,000	282,326
Nippon Shokubai Co. Ltd.	17,600	286,674
Nippon Soda Co. Ltd.	6,600	176,800
Nissan Chemical Corp.	19,800	900,623
NOF Corp.	33,000	662,263
Okamoto Industries, Inc.	2,200	86,239
Osaka Soda Co. Ltd.	13,200	198,656
PILLAR Corp./Japan	2,200	119,248
Resonac Holdings Corp.	30,800	2,338,995
Sakata INX Corp.	6,600	113,196
Sanyo Chemical Industries Ltd.	2,200	83,896
Shikoku Kasei Holdings Corp.(b)	4,400	147,552
Shin-Etsu Polymer Co. Ltd.	6,600	94,301
Sumitomo Bakelite Co. Ltd.	13,200	507,391
Sumitomo Chemical Co. Ltd.	250,800	916,173
T Hasegawa Co. Ltd.	4,400	82,319
Taiyo Holdings Co. Ltd.	13,200	453,410
Takasago International Corp.	11,000	97,325
Teijin Ltd.	30,800	342,073
Security	Shares	Value
Chemicals (continued)
Toagosei Co. Ltd.	13,200	$162,523
Tokai Carbon Co. Ltd.	35,200	251,319
Tokuyama Corp.	11,000	315,142
Tokyo Ohka Kogyo Co. Ltd.	15,400	904,063
Tosoh Corp.	46,200	807,397
Toyobo Co. Ltd.	13,200	156,002
UBE Corp.	15,400	284,790
Zacros Corp.	8,800	86,638
Zeon Corp.	26,400	361,415
		18,379,718
Commercial Services & Supplies — 1.2%
ALSOK Co. Ltd.	61,500	505,253
Daiei Kankyo Co. Ltd.	6,600	163,412
Daiseki Co. Ltd.	6,612	167,698
Duskin Co. Ltd.	6,600	182,623
Itoki Corp.	6,600	152,056
Japan Elevator Service Holdings Co. Ltd.	24,200	251,494
Kokuyo Co. Ltd.	52,900	312,104
Matsuda Sangyo Co. Ltd.	2,260	126,778
Mitsubishi Pencil Co. Ltd.	6,600	103,646
Nippon Kanzai Holdings Co. Ltd.	2,200	41,048
Okamura Corp.	11,000	192,467
Park24 Co. Ltd.	22,000	316,327
Pilot Corp.	4,400	137,342
Prestige International, Inc.	13,200	59,375
TRE Holdings Corp.	6,600	75,828
		2,787,451
Construction & Engineering — 4.5%
Chiyoda Corp.(a)(b)	26,400	223,412
Chudenko Corp.	4,400	144,665
COMSYS Holdings Corp.	19,800	728,876
Dai-Dan Co. Ltd.	15,300	358,017
EXEO Group, Inc.	30,800	590,184
Hazama Ando Corp.	24,200	331,430
Infroneer Holdings, Inc.	33,040	553,006
JGC Holdings Corp.	37,400	592,536
Kandenko Co. Ltd.	17,600	786,361
Kinden Corp.	19,800	1,073,529
Kraftia Corp.	6,600	446,516
Kumagai Gumi Co. Ltd.	22,000	283,796
Mirait One Corp.	15,400	400,192
Nippon Densetsu Kogyo Co. Ltd.	6,600	222,840
Nishimatsu Construction Co. Ltd.	4,400	193,466
Okumura Corp.	4,400	205,661
Penta-Ocean Construction Co. Ltd.	46,200	627,904
PS Construction Co. Ltd.	2,100	45,991
Raito Kogyo Co. Ltd.	6,600	184,114
Raiznext Corp.	4,400	74,061
Sanki Engineering Co. Ltd.	6,600	332,517
Shinnihon Corp.	4,400	61,969
SHO-BOND Holdings Co. Ltd.	26,400	248,011
Taihei Dengyo Kaisha Ltd.	6,600	132,354
Taikisha Ltd.	6,600	165,809
Takamatsu Construction Group Co. Ltd.	2,200	59,549
Techno Ryowa Ltd.	2,100	103,881
Toa Corp.	8,800	237,803
Toda Corp.	35,200	367,246
Toenec Corp.	6,600	101,070
Tokyu Construction Co. Ltd.	13,740	140,427
Totetsu Kogyo Co. Ltd.	4,400	163,718
Toyo Engineering Corp.	4,200	97,061
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
West Holdings Corp.	4,480	$49,792
Yokogawa Bridge Holdings Corp.	6,600	135,620
Yurtec Corp.	6,600	136,476
		10,599,860
Construction Materials — 0.4%
Krosaki Harima Corp.	2,100	56,470
Maeda Kosen Co. Ltd.	6,600	90,429
Mitani Sekisan Co. Ltd.	2,200	115,829
Shinagawa Refra Co. Ltd.	4,400	70,417
Sumitomo Osaka Cement Co. Ltd.	4,400	130,662
Taiheiyo Cement Corp.	17,600	505,980
		969,787
Consumer Finance — 0.9%
Acom Co. Ltd.	66,000	216,422
AEON Financial Service Co. Ltd.	17,600	198,800
Aiful Corp.	52,800	174,872
Credit Saison Co. Ltd.	19,800	602,881
Jaccs Co. Ltd.	4,400	124,657
Marui Group Co. Ltd.	28,600	581,595
Orient Corp.	13,200	97,149
		1,996,376
Consumer Staples Distribution & Retail — 1.8%
Aeon Hokkaido Corp.(b)	4,400	25,706
Ain Holdings, Inc.	4,400	172,938
Arcs Co. Ltd.	6,600	164,403
Axial Retailing, Inc.	11,000	91,922
Belc Co. Ltd.	2,200	113,591
Blue Zones Holdings Co. Ltd.	4,400	271,314
Cosmos Pharmaceutical Corp.	6,600	293,221
Create SD Holdings Co. Ltd.	4,400	95,766
Daikokutenbussan Co. Ltd.(b)	2,200	78,344
Fuji Co. Ltd./Ehime	4,400	59,138
Genky DrugStores Co. Ltd.	2,200	63,324
H2O Retailing Corp.	15,435	241,644
Halows Co. Ltd.	2,200	69,154
Heiwado Co. Ltd.	4,400	84,667
Kato Sangyo Co. Ltd.	4,400	192,658
Kobe Bussan Co. Ltd.	25,200	599,629
Kusuri no Aoki Holdings Co. Ltd., Class L	6,600	171,417
Life Corp.	5,800	100,984
Maxvalu Tokai Co. Ltd.	2,200	52,972
San-A Co. Ltd.	6,600	131,365
Sugi Holdings Co. Ltd.	17,600	404,598
Sundrug Co. Ltd.	11,000	297,390
Trial Holdings, Inc.	6,600	197,689
United Super Markets Holdings, Inc.	13,200	76,863
Valor Holdings Co. Ltd.	6,600	158,771
		4,209,468
Containers & Packaging — 0.4%
FP Corp.	6,600	119,276
Fuji Seal International, Inc.	6,600	121,608
Rengo Co. Ltd.	32,900	328,548
Toyo Seikan Group Holdings Ltd.	17,600	459,762
		1,029,194
Distributors — 0.2%
Arata Corp.	4,400	86,748
Central Automotive Products Ltd.	6,600	95,876
Doshisha Co. Ltd.	4,400	104,578
Happinet Corp.	4,400	89,574
Security	Shares	Value
Distributors (continued)
PALTAC Corp.	4,400	$142,343
		519,119
Diversified REITs — 2.1%
Activia Properties, Inc.	352	336,683
Daiwa House REIT Investment Corp.	747	636,098
Hankyu Hanshin REIT, Inc.	110	111,723
Heiwa Real Estate REIT, Inc.	197	197,423
Hulic REIT, Inc.	220	242,373
KDX Realty Investment Corp.	703	765,228
Mirai Corp.	374	121,179
MIRARTH Real Estate Investment Corp.	154	88,012
Mori Trust REIT, Inc.	440	218,903
Nomura Real Estate Master Fund, Inc.	660	705,369
NTT UD REIT Investment Corp.	242	224,570
Sekisui House REIT, Inc.	731	440,531
Star Asia Investment Corp.	440	171,326
United Urban Investment Corp.	528	627,003
		4,886,421
Diversified Telecommunication Services — 0.2%
Internet Initiative Japan, Inc.	17,600	256,585
U-Next Holdings Co. Ltd.	11,000	131,179
		387,764
Electric Utilities — 1.6%
Chugoku Electric Power Co., Inc.(The)	52,800	367,814
Hokkaido Electric Power Co., Inc.(b)	28,600	225,389
Hokuriku Electric Power Co.	28,600	202,643
Kyushu Electric Power Co., Inc.	72,600	935,763
Shikoku Electric Power Co., Inc.	26,400	299,044
Tohoku Electric Power Co., Inc.	81,300	673,794
Tokyo Electric Power Co. Holdings, Inc.(a)	257,400	1,150,692
		3,855,139
Electrical Equipment — 1.7%
Daihen Corp.	2,200	204,641
Furukawa Electric Co. Ltd.	11,000	1,970,875
Mabuchi Motor Co. Ltd.	30,800	362,496
Mirai Industry Co. Ltd.	2,200	49,014
Nitto Kogyo Corp.	4,400	136,775
Sanyo Denki Co. Ltd.	4,400	143,711
Sinfonia Technology Co. Ltd.	4,400	369,247
SWCC Corp.	4,400	432,851
Toyo Tanso Co. Ltd.	2,200	89,292
Ushio, Inc.	11,000	226,056
		3,984,958
Electronic Equipment, Instruments & Components — 5.0%
Ai Holdings Corp.	6,600	123,426
Alps Alpine Co. Ltd.	28,600	428,162
Amano Corp.	8,800	230,583
Anritsu Corp.	22,000	423,507
Azbil Corp.	77,000	715,124
Canon Electronics, Inc.	2,000	46,357
Canon Marketing Japan, Inc.	8,800	394,209
Citizen Watch Co. Ltd.	33,000	403,833
Daiwabo Holdings Co. Ltd.	13,200	270,070
Dexerials Corp.	28,600	471,725
Furuno Electric Co. Ltd.	4,400	222,983
Hakuto Co. Ltd.	2,200	62,360
Hamamatsu Photonics KK	48,400	624,001
Hioki EE Corp.	2,200	109,151
Hirose Electric Co. Ltd.	4,400	655,325
Horiba Ltd.	6,600	886,402
Hosiden Corp.	6,600	124,030
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Japan Aviation Electronics Industry Ltd.	6,600	$113,878
Jeol Ltd.	6,600	290,138
Kaga Electronics Co. Ltd.	6,600	183,945
Macnica Holdings, Inc.	24,200	427,700
Maruwa Co. Ltd./Aichi	1,300	508,622
Maxell Ltd.	6,600	96,648
Meiko Electronics Co. Ltd.	4,400	616,750
Nichicon Corp.	6,600	90,780
Nippon Electric Glass Co. Ltd.	11,000	483,330
Nohmi Bosai Ltd.	4,400	126,719
Oki Electric Industry Co. Ltd.	13,200	271,871
Omron Corp.	30,800	1,091,254
Rigaku Holdings Corp.	19,800	237,751
Riken Keiki Co. Ltd.	4,400	101,869
Ryoyo Ryosan Holdings, Inc.	6,576	145,127
Taiyo Yuden Co. Ltd.	19,800	604,396
Tokyo Electron Device Ltd.	4,400	103,166
		11,685,192
Energy Equipment & Services — 0.3%
Modec, Inc.	8,800	756,391
Entertainment — 0.9%
Anycolor, Inc.	4,400	108,982
Cover Corp.(a)	6,600	73,652
Daiichikosho Co. Ltd.	11,000	122,367
DeNA Co. Ltd.	13,200	224,710
GungHo Online Entertainment, Inc.	6,600	108,417
Koei Tecmo Holdings Co. Ltd.	17,600	203,152
Mixi, Inc.	6,600	113,390
Shochiku Co. Ltd.(b)	2,200	155,668
Square Enix Holdings Co. Ltd.	39,600	652,476
Toei Animation Co. Ltd.	13,200	205,837
Toei Co. Ltd.	4,400	152,289
		2,120,940
Financial Services — 0.9%
Financial Partners Group Co. Ltd.	10,900	145,898
Fuyo General Lease Co. Ltd.	8,800	261,557
GMO Payment Gateway, Inc.	6,600	342,264
Japan Securities Finance Co. Ltd.	13,200	200,262
Mizuho Leasing Co. Ltd.	24,200	236,762
Ricoh Leasing Co. Ltd.	2,200	90,308
Tokyo Century Corp.	26,300	383,904
Zenkoku Hosho Co. Ltd.	17,600	362,429
		2,023,384
Food Products — 4.4%
Ariake Japan Co. Ltd.	2,200	85,719
Calbee, Inc.	13,200	261,105
DyDo Group Holdings, Inc.	2,200	36,632
Ezaki Glico Co. Ltd.	8,800	341,866
Fuji Oil Co. Ltd./Osaka	6,600	168,512
House Foods Group, Inc.	10,900	215,466
Itoham Yonekyu Holdings, Inc.	4,440	183,392
Kagome Co. Ltd.	13,200	245,072
Kameda Seika Co. Ltd.	2,200	61,229
Kewpie Corp.	17,600	505,004
Kotobuki Spirits Co. Ltd.	17,600	224,120
Maruha Nichiro Corp.	19,800	200,996
Megmilk Snow Brand Co. Ltd.	6,600	148,044
MEIJI Holdings Co. Ltd.	43,900	1,132,544
Mitsui DM Sugar Co. Ltd.	2,200	49,994
Morinaga & Co. Ltd./Japan	11,000	203,639
Security	Shares	Value
Food Products (continued)
Morinaga Milk Industry Co. Ltd.	11,000	$349,714
NH Foods Ltd.	15,400	706,066
Nichirei Corp.	35,200	478,868
Nippn Corp., New	8,800	161,567
Nisshin Oillio Group Ltd.(The)	4,400	171,945
Nisshin Seifun Group, Inc.	35,200	492,279
Nissin Foods Holdings Co. Ltd.	33,000	696,727
Nissui Corp.	48,400	480,424
Prima Meat Packers Ltd.	4,400	81,853
Riken Vitamin Co. Ltd.	2,200	43,676
S Foods, Inc.	2,200	45,091
Sakata Seed Corp.	4,400	124,211
Showa Sangyo Co. Ltd.	4,400	96,464
Toyo Suisan Kaisha Ltd.	15,400	1,211,399
Yakult Honsha Co. Ltd.	41,800	700,491
Yamazaki Baking Co. Ltd.	19,800	444,979
		10,349,088
Gas Utilities — 0.4%
K&O Energy Group, Inc.	2,200	74,871
Nippon Gas Co. Ltd.	17,600	352,322
Shizuoka Gas Co. Ltd.	6,600	64,374
Toho Gas Co. Ltd.	11,000	396,858
		888,425
Ground Transportation — 2.7%
Fukuyama Transporting Co. Ltd.	2,200	78,926
Keikyu Corp.	35,200	352,590
Keio Corp.	17,600	472,680
Keisei Electric Railway Co. Ltd.	66,000	573,053
Kintetsu Group Holdings Co. Ltd., Class L	30,800	651,891
Kyushu Railway Co.	24,200	614,278
Maruzen Showa Unyu Co. Ltd.	2,200	129,137
Nagoya Railroad Co. Ltd.	30,800	363,780
Nankai Electric Railway Co. Ltd.	15,400	307,303
Nikkon Holdings Co. Ltd.	15,400	389,220
Nishi-Nippon Railroad Co. Ltd.	11,000	229,206
Odakyu Electric Railway Co. Ltd.	52,800	606,754
Sakai Moving Service Co. Ltd.	4,400	82,470
Seino Holdings Co. Ltd.	15,400	262,673
Sotetsu Holdings, Inc.	13,200	248,491
Tobu Railway Co. Ltd.	30,800	620,645
Tokyo Metro Co. Ltd.	46,200	494,415
		6,477,512
Health Care Equipment & Supplies — 1.0%
Asahi Intecc Co. Ltd.	37,400	806,119
Eiken Chemical Co. Ltd.	4,400	88,672
Fukuda Denshi Co. Ltd.	2,200	141,542
Hogy Medical Co. Ltd.	4,200	180,463
Japan Lifeline Co. Ltd.	8,800	89,980
Mani, Inc.	13,200	141,831
Menicon Co. Ltd.	11,000	134,241
Nakanishi, Inc.	11,000	192,023
Nihon Kohden Corp.	26,400	294,521
Nipro Corp.	28,600	291,559
PHC Holdings Corp.	6,500	45,740
		2,406,691
Health Care Providers & Services — 1.0%
Alfresa Holdings Corp.	28,600	491,567
As One Corp.	11,000	160,440
BML, Inc.	2,200	61,332
H.U. Group Holdings, Inc.	8,800	189,278
Medipal Holdings Corp.	30,800	603,574
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Ship Healthcare Holdings, Inc.	13,200	$232,620
Suzuken Co. Ltd./Aichi Japan	8,800	371,209
Toho Holdings Co. Ltd.	8,800	272,399
		2,382,419
Health Care Technology — 0.1%
JMDC, Inc.	4,400	117,281
Hotel & Resort REITs — 0.5%
Hoshino Resorts REIT, Inc.	96	166,638
Invincible Investment Corp.	1,276	541,825
Japan Hotel REIT Investment Corp.	857	465,493
		1,173,956
Hotels, Restaurants & Leisure — 2.8%
Atom Corp.(a)(b)	19,800	79,508
Colowide Co. Ltd.(b)	15,400	185,077
Create Restaurants Holdings, Inc.(b)	41,800	197,269
Doutor Nichires Holdings Co. Ltd.	4,400	84,427
Food & Life Companies Ltd.	17,600	1,134,339
Fuji Kyuko Co. Ltd.	4,400	67,452
Fujita Kanko, Inc.	5,900	88,886
GENDA, Inc.(a)(b)	15,400	62,074
Heiwa Corp.	8,816	113,961
Hiday Hidaka Corp.	4,484	90,434
HIS Co. Ltd.	8,800	72,079
Ichibanya Co. Ltd.	11,000	63,887
Imperial Hotel Ltd.	8,800	84,246
KOMEDA Holdings Co. Ltd.	8,800	165,226
Koshidaka Holdings Co. Ltd.	8,800	65,902
Kura Sushi, Inc.	4,400	105,328
Kyoritsu Maintenance Co. Ltd.	13,260	227,074
Matsuyafoods Holdings Co. Ltd.(b)	2,200	84,949
McDonald's Holdings Co. Japan Ltd.	15,400	732,748
Metaplanet, Inc.(a)(b)	81,400	167,790
Monogatari Corp.(The)	4,400	141,019
MOS Food Services, Inc.	4,400	120,470
Ohsho Food Service Corp.(b)	6,600	137,314
Resorttrust, Inc.	26,400	327,563
Round One Corp.	28,600	196,751
Royal Holdings Co. Ltd.	10,900	106,930
Saizeriya Co. Ltd.	6,600	296,264
Skylark Holdings Co. Ltd.	39,500	908,885
Tokyotokeiba Co. Ltd.	2,200	84,074
Toridoll Holdings Corp.(b)	8,800	240,381
Yoshinoya Holdings Co. Ltd.	11,000	217,866
		6,650,173
Household Durables — 2.4%
Casio Computer Co. Ltd.	35,100	352,762
ES-Con Japan Ltd.	6,600	48,458
Haseko Corp.	39,600	865,144
Iida Group Holdings Co. Ltd.	26,400	469,125
JVCKenwood Corp.	24,200	200,965
Nagawa Co. Ltd.	2,200	88,402
Nikon Corp.	41,800	533,214
Noritz Corp.	4,400	68,528
Open House Group Co. Ltd.	13,200	976,936
Rinnai Corp.	17,600	458,382
Sangetsu Corp.	8,800	188,903
Sharp Corp./Japan(a)	37,400	153,851
Sumitomo Forestry Co. Ltd.	79,900	863,976
Tama Home Co. Ltd.	2,400	61,443
Tamron Co. Ltd.	22,000	147,903
Security	Shares	Value
Household Durables (continued)
Token Corp.	600	$57,703
Zojirushi Corp.	4,500	47,189
		5,582,884
Household Products — 0.3%
Earth Corp.	2,200	71,692
Lion Corp.	41,800	491,540
Pigeon Corp.	19,800	218,424
		781,656
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd., Class C	24,200	577,952
Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	15,400	341,698
Nisshinbo Holdings, Inc.	24,200	271,313
TOKAI Holdings Corp.	15,400	119,513
		732,524
Industrial REITs — 1.3%
CRE Logistics REIT, Inc.	88	92,600
GLP J-REIT	770	690,296
Industrial & Infrastructure Fund Investment Corp.	417	405,720
Japan Logistics Fund, Inc.	418	277,650
LaSalle Logiport REIT	308	303,729
Mitsubishi Estate Logistics REIT Investment Corp.	242	201,454
Mitsui Fudosan Logistics Park, Inc.	550	414,516
Nippon Prologis REIT, Inc.	1,143	670,409
SOSiLA Logistics REIT, Inc.	110	91,241
		3,147,615
Insurance — 0.1%
Lifenet Insurance Co.(a)	11,000	157,396
Interactive Media & Services — 0.1%
Kakaku.com, Inc.	22,000	242,550
IT Services — 1.0%
Argo Graphics, Inc.	11,000	112,867
BIPROGY, Inc.	13,200	400,809
Change Holdings, Inc.(b)	6,600	42,255
Dentsu Soken, Inc.	13,200	166,839
Digital Garage, Inc.	2,200	29,828
DTS Corp.	22,000	160,849
Future Corp.	6,600	76,883
GMO internet group, Inc.	11,000	211,287
Mitsubishi Research Institute, Inc.	2,200	70,875
NS Solutions Corp.	11,000	283,456
NSD Co. Ltd.	11,000	200,805
Sakura Internet, Inc.	4,400	85,022
SHIFT, Inc.(a)	30,800	138,649
Simplex Holdings, Inc.	24,200	133,632
TechMatrix Corp.	6,600	81,109
Zuken, Inc.	2,200	65,088
		2,260,253
Leisure Products — 1.0%
Mizuno Corp.	8,800	228,582
Noritsu Koki Co. Ltd.	8,800	127,576
Roland Corp.	2,200	56,630
Sankyo Co. Ltd.	30,800	434,189
Sega Sammy Holdings, Inc.	26,400	441,821
Tomy Co. Ltd.	13,200	242,570
Tsuburaya Fields Holdings, Inc.	6,600	65,553
Yamaha Corp.	68,200	528,530
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Yonex Co. Ltd.	8,800	$208,976
		2,334,427
Machinery — 8.0%
Aichi Corp.	4,500	42,206
Amada Co. Ltd.	52,800	877,867
CKD Corp.	8,800	311,448
Daiwa Industries Ltd.	4,400	53,452
DMG Mori Co. Ltd.	22,000	435,656
Fuji Corp./Aichi	13,200	513,206
Furukawa Co. Ltd.	4,200	156,616
Galilei Co. Ltd.	4,400	110,138
Glory Ltd.	6,600	175,665
Harmonic Drive Systems, Inc.	11,000	319,420
Hino Motors Ltd.(a)	47,500	139,037
Hitachi Construction Machinery Co. Ltd.	15,400	691,906
Hoshizaki Corp.	17,600	618,503
Japan Steel Works Ltd.(The)	11,000	714,911
Kanadevia Corp.	28,500	198,190
Kitz Corp.	11,000	151,678
Kurita Water Industries Ltd.	17,600	978,311
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	98,603
Makino Milling Machine Co. Ltd.	4,400	327,484
Max Co. Ltd.	4,400	196,328
Meidensha Corp.	6,600	328,917
METAWATER Co. Ltd.	4,400	118,387
MISUMI Group, Inc.	46,200	930,175
Mitsubishi Logisnext Co. Ltd.	4,500	44,005
Mitsuboshi Belting Ltd.	4,400	121,020
Mitsui E&S Co. Ltd.	17,600	882,170
Miura Co. Ltd.	15,400	317,312
Morita Holdings Corp.	4,400	84,178
Nabtesco Corp.	19,800	641,788
Nachi-Fujikoshi Corp.	2,200	75,617
Namura Shipbuilding Co. Ltd.	8,800	312,156
NGK Insulators Ltd.	39,600	1,159,931
Nitta Corp.	2,200	66,711
Nomura Micro Science Co. Ltd.	4,800	108,142
Noritake Co. Ltd.	2,200	98,552
NSK Ltd.	63,800	573,960
NTN Corp.	77,000	208,195
Obara Group, Inc.	2,200	82,881
OKUMA Corp.	6,600	196,884
Organo Corp.	4,400	487,393
OSG Corp.	11,000	206,055
Shibaura Machine Co. Ltd.	4,400	129,910
Shibuya Corp.	2,200	52,429
Shinmaywa Industries Ltd.	8,800	153,393
Sumitomo Heavy Industries Ltd.	17,600	694,049
Tadano Ltd.	15,400	145,044
Takeuchi Manufacturing Co. Ltd.	6,600	316,971
Takuma Co. Ltd.	8,800	171,597
THK Co. Ltd.	17,600	633,591
Tocalo Co. Ltd.	8,800	175,487
Tsubakimoto Chain Co.	13,100	224,253
Tsugami Corp.	6,600	166,596
Tsurumi Manufacturing Co. Ltd.	4,400	62,638
Union Tool Co.(b)	2,200	221,045
YAMABIKO Corp.	4,400	108,052
Yaskawa Electric Corp.	39,500	1,389,808
		18,799,917
Security	Shares	Value
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	11,000	$117,119
NS United Kaiun Kaisha Ltd.	2,200	107,659
		224,778
Media — 1.3%
CyberAgent, Inc.	72,600	640,137
Dentsu Group, Inc.(a)	33,000	622,738
Fuji Media Holdings, Inc.	8,800	202,015
Hakuhodo DY Holdings, Inc.	35,200	263,959
Kadokawa Corp.	13,216	245,266
Nippon Television Holdings, Inc.	8,800	191,551
Septeni Holdings Co. Ltd.	13,200	35,153
SKY Perfect JSAT Holdings, Inc.	28,500	523,986
TBS Holdings, Inc.	6,600	249,738
TV Asahi Holdings Corp.	4,400	95,251
		3,069,794
Metals & Mining — 3.2%
Aichi Steel Corp.	6,600	147,853
ARE Holdings, Inc.	13,200	384,170
Daido Steel Co. Ltd.	22,000	335,297
Dowa Holdings Co. Ltd.	8,800	650,002
Kobe Steel Ltd.	63,800	928,412
Kyoei Steel Ltd.	4,300	73,054
Maruichi Steel Tube Ltd.	28,600	297,568
Mitsubishi Materials Corp.	22,000	844,181
Mitsui Kinzoku Co. Ltd.	9,400	2,208,868
Nippon Light Metal Holdings Co. Ltd.	10,900	217,403
Nittetsu Mining Co. Ltd.	6,700	179,300
Osaka Steel Co. Ltd.(b)	2,200	36,720
Tokyo Steel Manufacturing Co. Ltd.	8,800	91,220
UACJ Corp.	24,256	428,657
Yamato Kogyo Co. Ltd.	6,600	549,069
Yodoko Ltd.	17,600	162,465
		7,534,239
Office REITs — 1.3%
Daiwa Office Investment Corp.	88	205,670
Global One Real Estate Investment Corp.	176	158,103
Ichigo Office REIT Investment Corp.	176	111,444
Japan Excellent, Inc.	198	193,480
Japan Prime Realty Investment Corp.	572	390,376
Japan Real Estate Investment Corp.	1,078	897,539
Mori Hills REIT Investment Corp.	242	227,639
Nippon REIT Investment Corp.	286	170,858
Orix JREIT, Inc.	880	586,885
Tokyu REIT, Inc.	132	177,902
		3,119,896
Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	17,600	543,903
Itochu Enex Co. Ltd.	6,700	89,506
Iwatani Corp.	32,900	433,679
Japan Petroleum Exploration Co. Ltd.	26,400	404,118
Mitsuuroko Group Holdings Co. Ltd.	4,400	66,089
San-Ai Obbli Co. Ltd.	6,700	110,122
		1,647,417
Paper & Forest Products — 0.5%
Daio Paper Corp.	13,200	99,073
Hokuetsu Corp.	17,600	116,647
Nippon Paper Industries Co. Ltd., Class L	17,600	148,458
Oji Holdings Corp.	127,600	803,864
		1,168,042
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products — 0.6%
Kobayashi Pharmaceutical Co. Ltd.	8,800	$328,258
Kose Corp.	6,600	263,125
Mandom Corp.	2,000	41,288
Milbon Co. Ltd.	4,400	79,157
MTG Co. Ltd.	2,200	80,753
Noevir Holdings Co. Ltd.	2,200	66,381
Pola Orbis Holdings, Inc.	15,400	135,781
Rohto Pharmaceutical Co. Ltd.	32,900	515,467
		1,510,210
Pharmaceuticals — 1.7%
Hisamitsu Pharmaceutical Co., Inc.	4,400	170,350
Kaken Pharmaceutical Co. Ltd.	4,400	125,133
Kissei Pharmaceutical Co. Ltd.	4,400	141,322
Kyorin Pharmaceutical Co. Ltd.	6,600	73,022
Mochida Pharmaceutical Co. Ltd.	4,400	111,701
Nippon Shinyaku Co. Ltd.	8,800	290,496
Nxera Pharma Co. Ltd.(a)(b)	13,200	81,919
Ono Pharmaceutical Co. Ltd.	63,800	1,096,828
Santen Pharmaceutical Co. Ltd.	48,600	546,186
Sawai Group Holdings Co. Ltd.	19,700	293,169
Sumitomo Pharma Co. Ltd.(a)	30,800	498,431
Towa Pharmaceutical Co. Ltd.	4,400	124,869
Tsumura & Co.	10,900	293,275
ZERIA Pharmaceutical Co. Ltd.	4,400	63,479
		3,910,180
Professional Services — 1.2%
BayCurrent, Inc.	24,200	702,708
Bell System24 Holdings, Inc.	4,400	41,912
Dip Corp.(b)	4,400	57,011
Funai Soken Holdings, Inc.	13,200	97,885
Infomart Corp.	33,000	85,356
JAC Recruitment Co. Ltd.	11,000	63,133
MEITEC Group Holdings, Inc.	11,000	242,292
Nomura Co. Ltd.	13,200	123,833
Open Up Group, Inc.	8,816	108,214
Pasona Group, Inc.	2,200	28,833
Persol Holdings Co. Ltd.	316,100	505,122
SMS Co. Ltd.	11,000	123,435
Synspective, Inc., NVS(a)	8,400	72,745
Timee, Inc.(a)(b)	11,000	89,441
TKC Corp.	4,400	113,631
Transcosmos, Inc.	4,400	115,517
UT Group Co. Ltd.	66,000	90,815
Visional, Inc.(a)	4,400	207,185
		2,869,068
Real Estate Management & Development — 1.7%
Goldcrest Co. Ltd.	2,200	47,039
Heiwa Real Estate Co. Ltd.	6,600	107,193
Ichigo, Inc.	33,000	93,620
Kasumigaseki Capital Co. Ltd.	2,200	109,915
Katitas Co. Ltd.	8,800	201,239
Keihanshin Building Co. Ltd.	4,400	61,220
Leopalace21 Corp.	33,000	157,178
Nomura Real Estate Holdings, Inc.	94,500	703,462
Relo Group, Inc.	15,400	190,089
Starts Corp., Inc.	6,600	225,725
Sun Frontier Fudousan Co. Ltd.	4,400	79,804
Tokyo Tatemono Co. Ltd.	30,800	861,752
Tokyu Fudosan Holdings Corp.	98,900	994,735
Tosei Corp.	8,800	92,924
		3,925,895
Security	Shares	Value
Residential REITs — 0.6%
Advance Residence Investment Corp.	484	$532,852
Comforia Residential REIT, Inc.	330	237,193
Daiwa Securities Living Investments Corp.	352	261,171
Mitsui Fudosan Accommodations Fund, Inc.	396	349,788
Samty Residential Investment Corp.	66	48,634
		1,429,638
Retail REITs — 0.7%
AEON REIT Investment Corp.	331	289,736
Frontier Real Estate Investment Corp.	417	239,047
Fukuoka REIT Corp.	110	131,015
Japan Metropolitan Fund Invest	1,210	943,690
		1,603,488
Semiconductors & Semiconductor Equipment — 3.0%
Ferrotec Corp.	6,600	267,848
Japan Material Co. Ltd.	11,000	152,737
Kokusai Electric Corp., NVS	33,000	1,354,249
Megachips Corp.	2,200	128,468
Micronics Japan Co. Ltd.	4,400	341,445
Mitsui High-Tec, Inc.	15,500	86,648
Rohm Co. Ltd.	57,200	1,049,036
Rorze Corp.	17,600	372,953
RS Technologies Co. Ltd.	2,200	58,182
Sanken Electric Co. Ltd.(a)	2,200	108,480
Shibaura Mechatronics Corp.	11,000	404,819
Socionext, Inc.	30,800	396,218
SUMCO Corp.	59,400	691,222
Tekscend Photomask Corp.(a)	6,300	135,766
Tokyo Seimitsu Co. Ltd.	6,600	726,408
Towa Corp.	11,000	210,513
Tri Chemical Laboratories, Inc.(b)	4,400	106,434
Ulvac, Inc.	8,800	587,555
		7,178,981
Software — 0.8%
Appier Group, Inc.(b)	11,000	58,171
Cybozu, Inc.	4,400	63,117
Digital Arts, Inc.	2,200	79,310
Freee KK(a)(b)	6,600	90,912
Justsystems Corp.	4,400	110,597
Money Forward, Inc.(a)(b)	6,600	134,833
OBIC Business Consultants Co. Ltd.	4,400	178,127
PKSHA Technology, Inc.(a)(b)	2,300	50,351
Plus Alpha Consulting Co. Ltd.	4,400	63,079
Rakus Co. Ltd.	26,400	147,594
Sansan, Inc.(a)	11,000	82,762
Systena Corp.	44,000	124,636
Trend Micro, Inc./Japan	21,000	698,781
WingArc1st, Inc.	2,200	38,770
		1,921,040
Specialty Retail — 2.0%
ABC-Mart, Inc.	17,600	295,672
Alpen Co. Ltd.	2,200	31,313
and ST HD Co., Ltd.	4,400	84,386
AOKI Holdings, Inc.	6,600	76,497
Aoyama Trading Co. Ltd.	6,600	111,236
Arclands Corp.	8,879	111,313
Autobacs Seven Co. Ltd.	11,000	125,251
Bic Camera, Inc.	15,400	178,380
DCM Holdings Co. Ltd.	15,400	168,016
EDION Corp.	13,200	189,694
IDOM, Inc.	11,000	108,275
JINS Holdings, Inc.	2,200	74,788
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Joyful Honda Co. Ltd.	8,800	$124,316
Kohnan Shoji Co. Ltd.	4,400	122,018
Komeri Co. Ltd.	4,400	103,217
K's Holdings Corp.	24,200	265,117
Nextage Co. Ltd.	6,600	162,189
Nishimatsuya Chain Co. Ltd.	6,600	93,581
Nojima Corp.	30,800	230,017
PAL GROUP Holdings Co. Ltd.	15,400	161,741
Shimamura Co. Ltd.	22,600	519,778
USS Co. Ltd.	63,800	774,923
Workman Co. Ltd.	4,400	218,687
Yamada Holdings Co. Ltd.	90,200	334,734
Yellow Hat Ltd.	11,000	123,803
		4,788,942
Technology Hardware, Storage & Peripherals — 1.4%
Brother Industries Ltd.	39,600	817,979
Eizo Corp.	4,400	64,822
Elecom Co. Ltd.	6,600	75,716
Konica Minolta, Inc.	79,200	302,196
MCJ Co. Ltd.	11,000	161,335
Ricoh Co. Ltd.	92,400	868,103
Riso Kagaku Corp.	6,600	54,346
Seiko Epson Corp.	50,600	685,236
Sun Corp.(b)	2,200	99,065
Toshiba TEC Corp.	4,400	92,585
Wacom Co. Ltd.	19,800	110,820
		3,332,203
Textiles, Apparel & Luxury Goods — 0.5%
Goldwin, Inc.	8,800	138,775
Gunze Ltd.	4,400	133,549
Japan Wool Textile Co. Ltd.(The)	6,600	88,492
Kurabo Industries Ltd.	2,200	141,457
Onward Holdings Co. Ltd.	17,600	92,000
Seiko Group Corp.	4,400	371,888
Wacoal Holdings Corp.	6,600	191,770
		1,157,931
Trading Companies & Distributors — 1.8%
Hanwa Co. Ltd.	4,400	252,395
Inaba Denki Sangyo Co. Ltd.	17,600	323,576
Inabata & Co. Ltd.	6,600	184,109
Japan Pulp & Paper Co. Ltd.	15,400	113,874
Kanamoto Co. Ltd.	4,400	122,645
Kanematsu Corp.	28,500	448,024
Nagase & Co. Ltd.	13,200	418,041
Nishio Holdings Co. Ltd.	2,200	65,432
Senshu Electric Co. Ltd.	2,200	90,650
Sojitz Corp.	35,200	1,592,515
Totech Corp.	4,400	128,645
Security	Shares	Value
Trading Companies & Distributors (continued)
Trusco Nakayama Corp.	8,800	$142,246
Wakita & Co. Ltd.	6,500	85,236
Yamazen Corp.	8,800	86,466
Yuasa Trading Co. Ltd.	2,200	91,126
		4,144,980
Transportation Infrastructure — 0.6%
Japan Airport Terminal Co. Ltd.	11,000	375,194
Kamigumi Co. Ltd.	13,200	491,587
Mitsubishi Logistics Corp.	41,800	383,153
Sumitomo Warehouse Co. Ltd.(The)	8,800	227,898
		1,477,832
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	6,600	141,693
Total Common Stocks — 99.6% (Cost: $197,303,990)		234,975,025
Preferred Stocks
Beverages — 0.0%
Ito En Ltd., Preference Shares, NVS	4,400	51,221
Total Preferred Stocks — 0.0% (Cost: $52,549)		51,221
Total Long-Term Investments — 99.6% (Cost: $197,356,539)		235,026,246
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	2,730,750	2,732,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	80,000	80,000
Total Short-Term Securities — 1.2% (Cost: $2,812,115)		2,812,115
Total Investments — 100.8% (Cost: $200,168,654)		237,838,361
Liabilities in Excess of Other Assets — (0.8)%		(1,823,092)
Net Assets — 100.0%		$236,015,269

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,725,389	$1,006,791 (a)	$—	$(20)	$(45)	$2,732,115	2,730,750	$23,154 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	30,000 (a)	—	—	—	80,000	80,000	1,382	—
				$(20)	$(45)	$2,812,115		$24,536	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	43	03/12/26	$1,082	$79,576
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$79,576	$—	$—	$—	$79,576

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$178,742	$—	$—	$—	$178,742
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$53,214	$—	$—	$—	$53,214
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,288,382
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Japan Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,879,238	$225,095,787	$—	$234,975,025
Preferred Stocks	—	51,221	—	51,221
Short-Term Securities
Money Market Funds	2,812,115	—	—	2,812,115
	$12,691,353	$225,147,008	$—	$237,838,361
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$79,576	$—	$79,576

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Malaysia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 49.4%
AMMB Holdings Bhd	7,158,937	$11,824,441
CIMB Group Holdings Bhd	23,315,212	48,143,714
Hong Leong Bank Bhd	1,872,940	11,202,643
Malayan Banking Bhd	17,397,481	53,455,573
Public Bank Bhd	41,928,700	53,091,357
RHB Bank Bhd	5,025,102	10,843,633
		188,561,361
Chemicals — 1.4%
Petronas Chemicals Group Bhd(a)	6,912,300	5,330,028
Construction & Engineering — 3.8%
Gamuda Bhd	13,488,618	14,510,162
Diversified Telecommunication Services — 1.7%
Telekom Malaysia Bhd	3,315,900	6,347,702
Electric Utilities — 7.3%
Tenaga Nasional Bhd(a)	7,554,812	27,899,606
Food Products — 8.9%
IOI Corp. Bhd	7,240,830	7,362,534
Kuala Lumpur Kepong Bhd	1,446,689	7,064,274
Nestle Malaysia Bhd	202,200	5,711,072
QL Resources Bhd	4,728,175	4,957,839
SD Guthrie Bhd	5,975,355	8,830,196
		33,925,915
Gas Utilities — 2.8%
Petronas Gas Bhd(a)	2,279,600	10,511,841
Health Care Providers & Services — 3.9%
IHH Healthcare Bhd	6,362,300	14,875,767
Industrial Conglomerates — 3.1%
Sunway Bhd	7,840,100	11,788,230
Marine Transportation — 2.1%
MISC Bhd	3,856,820	7,996,894
Metals & Mining — 4.5%
Press Metal Aluminium Holdings Bhd	9,425,000	17,258,960
Security	Shares	Value
Multi-Utilities — 2.7%
YTL Corp. Bhd	8,368,300	$3,950,872
YTL Power International Bhd	8,749,880	6,351,891
		10,302,763
Specialty Retail — 2.4%
MR DIY Group M Bhd(b)	9,577,100	4,405,766
Petronas Dagangan Bhd	856,700	4,839,161
		9,244,927
Wireless Telecommunication Services — 5.2%
Axiata Group Bhd	7,933,200	4,644,590
CELCOMDIGI Bhd	10,136,400	8,310,233
Maxis Bhd	6,769,800	6,749,061
		19,703,884
Total Long-Term Investments — 99.2% (Cost: $229,328,395)		378,258,040
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	4,238,533	4,240,652
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	660,000	660,000
Total Short-Term Securities — 1.3% (Cost: $4,900,639)		4,900,652
Total Investments — 100.5% (Cost: $234,229,034)		383,158,692
Liabilities in Excess of Other Assets — (0.5)%		(1,822,449)
Net Assets — 100.0%		$381,336,243

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,793,810	$446,859 (a)	$—	$(30)	$13	$4,240,652	4,238,533	$269,029 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	350,000 (a)	—	—	—	660,000	660,000	9,377	—
				$(30)	$13	$4,900,652		$278,406	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Malaysia ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	38	03/20/26	$3,047	$11,874
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,874	$—	$—	$—	$11,874

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$130,354	$—	$—	$—	$130,354
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$9,225	$—	$—	$—	$9,225
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,695,715
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$34,873,614	$343,384,426	$—	$378,258,040
Short-Term Securities
Money Market Funds	4,900,652	—	—	4,900,652
	$39,774,266	$343,384,426	$—	$383,158,692
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Malaysia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,874	$—	$—	$11,874

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Pacific ex Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 63.4%
ANZ Group Holdings Ltd.	2,772,671	$78,912,164
APA Group	1,176,183	7,698,033
Aristocrat Leisure Ltd.	508,778	17,393,428
ASX Ltd.	188,967	7,121,142
BHP Group Ltd.	4,655,711	188,906,705
Brambles Ltd.	1,239,037	22,097,133
CAR Group Ltd.	348,654	6,582,087
Cochlear Ltd.	60,120	8,513,264
Coles Group Ltd.	1,210,253	17,748,841
Commonwealth Bank of Australia	1,534,202	190,350,733
Computershare Ltd.	484,287	10,678,005
CSL Ltd.	444,281	46,510,256
Evolution Mining Ltd.	1,846,330	21,904,958
Fortescue Ltd.	1,559,326	23,422,978
Goodman Group	1,869,751	38,461,483
Insurance Australia Group Ltd.	2,164,460	10,255,429
Lottery Corp. Ltd.(The)	1,940,443	7,610,363
Lynas Rare Earths Ltd.(a)	823,643	10,916,760
Macquarie Group Ltd.	333,873	50,668,682
Medibank Pvt Ltd.	2,546,261	7,935,653
National Australia Bank Ltd.	2,819,148	98,254,562
Northern Star Resources Ltd.	1,242,051	27,225,444
Origin Energy Ltd.	1,554,449	13,445,873
Pro Medicus Ltd.	52,572	4,851,747
Qantas Airways Ltd.	671,906	4,755,409
QBE Insurance Group Ltd.	1,375,302	21,357,592
REA Group Ltd.	50,899	6,021,733
Rio Tinto Ltd.	342,135	40,673,006
Santos Ltd.	2,953,048	14,231,206
Scentre Group	4,641,570	12,616,911
SGH Ltd.	189,302	6,281,849
Sigma Healthcare Ltd.	4,728,978	9,532,028
Sonic Healthcare Ltd.	420,949	7,143,697
South32 Ltd.	4,135,651	13,547,904
Stockland	2,145,728	7,803,156
Suncorp Group Ltd.	1,011,673	10,529,950
Telstra Group Ltd.	3,499,660	12,900,768
Transurban Group	2,812,385	28,671,430
Vicinity Ltd.	3,361,792	5,859,913
Washington H Soul Pattinson & Co. Ltd.	313,892	8,539,224
Wesfarmers Ltd.	1,040,738	58,961,071
Westpac Banking Corp.	3,143,584	95,027,592
WiseTech Global Ltd.	186,551	6,315,385
Woodside Energy Group Ltd.	1,734,307	35,409,315
Woolworths Group Ltd.	1,109,664	28,447,606
Xero Ltd.(a)	156,857	9,259,403
		1,361,351,871
China — 0.2%
Wharf Holdings Ltd.(The)	984,850	3,260,426
Hong Kong — 18.8%
AIA Group Ltd.	9,649,614	106,449,947
BOC Hong Kong Holdings Ltd.	3,725,500	21,308,943
CK Asset Holdings Ltd.	1,792,732	11,374,485
CK Hutchison Holdings Ltd.	2,456,732	20,228,234
CK Infrastructure Holdings Ltd., Class L	574,208	4,869,102
CLP Holdings Ltd.	1,509,000	14,299,402
Futu Holdings Ltd., ADR(a)	52,050	7,747,122
Galaxy Entertainment Group Ltd., Class L	1,864,000	9,918,607
Henderson Land Development Co. Ltd.	1,339,442	6,054,602
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	3,480,338	$5,486,261
Hong Kong & China Gas Co. Ltd.	10,375,253	10,080,105
Hong Kong Exchanges & Clearing Ltd.	1,002,500	53,558,499
Hongkong Land Holdings Ltd.	985,600	8,533,120
Jardine Matheson Holdings Ltd.	149,300	12,308,332
Link REIT	2,407,463	11,902,218
MTR Corp. Ltd.(b)	1,439,786	6,856,835
Power Assets Holdings Ltd.	1,270,500	10,297,553
Sands China Ltd.	2,277,600	5,145,561
Sino Land Co. Ltd.	3,456,800	5,634,622
SITC International Holdings Co. Ltd.	1,262,000	5,383,321
Sun Hung Kai Properties Ltd.	1,336,500	24,846,386
Swire Pacific Ltd., Class A	333,000	3,577,070
Techtronic Industries Co. Ltd.	1,346,207	21,802,735
WH Group Ltd.(c)	7,738,000	9,732,587
Wharf Real Estate Investment Co. Ltd.	1,546,600	5,693,530
		403,089,179
New Zealand — 1.7%
Auckland International Airport Ltd.	1,573,941	8,648,219
Contact Energy Ltd.	802,700	4,474,608
Fisher & Paykel Healthcare Corp. Ltd., Class C	550,790	13,465,269
Infratil Ltd.	927,343	6,234,355
Meridian Energy Ltd.	1,244,295	4,218,593
		37,041,044
Singapore — 15.5%
CapitaLand Ascendas REIT	3,765,380	7,998,579
CapitaLand Integrated Commercial Trust	5,770,599	11,164,318
CapitaLand Investment Ltd./Singapore	2,297,300	5,551,547
DBS Group Holdings Ltd.	1,844,910	83,104,315
Grab Holdings Ltd., Class A(a)	2,263,598	9,552,384
Keppel Ltd.	1,370,000	14,150,194
Oversea-Chinese Banking Corp. Ltd.	3,097,424	52,418,253
Sea Ltd., ADR(a)	365,518	39,640,427
Sembcorp Industries Ltd.(b)	894,000	4,316,515
Singapore Airlines Ltd.	1,518,050	8,609,243
Singapore Exchange Ltd.	717,500	10,303,744
Singapore Technologies Engineering Ltd.	1,475,900	11,613,730
Singapore Telecommunications Ltd.	6,900,628	27,454,560
United Overseas Bank Ltd.	1,146,600	33,454,866
Wilmar International Ltd.(b)	1,892,300	5,260,754
Yangzijiang Shipbuilding Holdings Ltd.	2,492,700	8,519,973
		333,113,402
Total Long-Term Investments — 99.6% (Cost: $1,722,398,926)		2,137,855,922
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	6,833,993	6,837,410
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	680,000	680,000
Total Short-Term Securities — 0.3% (Cost: $7,516,185)		7,517,410
Total Investments — 99.9% (Cost: $1,729,915,111)		2,145,373,332
Other Assets Less Liabilities — 0.1%		1,730,901
Net Assets — 100.0%		$2,147,104,233
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Pacific ex Japan ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,017,227	$—	$(4,180,208)(a)	$813	$(422)	$6,837,410	6,833,993	$23,385 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	40,000 (a)	—	—	—	680,000	680,000	18,440	—
				$813	$(422)	$7,517,410		$41,825	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	40	03/19/26	$6,526	$203,712
MSCI Singapore Index	64	03/30/26	2,332	(27,524)
				$176,188
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$203,712	$—	$—	$—	$203,712
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$27,524	$—	$—	$—	$27,524

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Pacific ex Japan ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$16,216	$—	$—	$—	$16,216
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$70,578	$—	$—	$—	$70,578
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,449,845
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$78,581,165	$2,059,274,757	$—	$2,137,855,922
Short-Term Securities
Money Market Funds	7,517,410	—	—	7,517,410
	$86,098,575	$2,059,274,757	$—	$2,145,373,332
Derivative Financial Instruments(a)
Assets
Equity Contracts	$203,712	$—	$—	$203,712
Liabilities
Equity Contracts	—	(27,524)	—	(27,524)
	$203,712	$(27,524)	$—	$176,188

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
22

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Singapore ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.3%
Singapore Technologies Engineering Ltd.	4,399,200	$34,616,925
Banks — 45.1%
DBS Group Holdings Ltd.	3,889,650	175,210,008
Oversea-Chinese Banking Corp. Ltd.	8,851,650	149,798,036
United Overseas Bank Ltd.	1,152,800	33,635,767
		358,643,811
Broadline Retail — 4.4%
Sea Ltd., ADR(a)(b)	322,310	34,954,519
Capital Markets — 4.4%
Singapore Exchange Ltd.	2,461,377	35,346,895
Diversified REITs — 3.0%
CapitaLand Integrated Commercial Trust	12,436,001	24,059,803
Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	9,143,768	36,379,026
Food Products — 4.4%
Wilmar International Ltd.	12,501,700	34,755,784
Ground Transportation — 4.3%
Grab Holdings Ltd., Class A(a)(b)	8,190,599	34,564,328
Industrial Conglomerates — 4.5%
Keppel Ltd.	3,441,400	35,544,874
Industrial REITs — 4.4%
CapitaLand Ascendas REIT	16,330,594	34,690,137
Machinery — 5.5%
Yangzijiang Shipbuilding Holdings Ltd.(b)	12,753,900	43,592,445
Security	Shares	Value
Multi-Utilities — 4.3%
Sembcorp Industries Ltd.(b)	7,024,700	$33,917,472
Passenger Airlines — 4.5%
Singapore Airlines Ltd.(b)	6,322,267	35,855,166
Real Estate Management & Development — 1.4%
CapitaLand Investment Ltd./Singapore	4,538,700	10,968,009
Total Long-Term Investments — 99.1% (Cost: $588,776,101)		787,889,194
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	29,336,489	29,351,158
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	3,780,000	3,780,000
Total Short-Term Securities — 4.2% (Cost: $33,131,158)		33,131,158
Total Investments — 103.3% (Cost: $621,907,259)		821,020,352
Liabilities in Excess of Other Assets — (3.3)%		(26,463,183)
Net Assets — 100.0%		$794,557,169

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,880,815	$—	$(4,529,340)(a)	$(317)	$—	$29,351,158	29,336,489	$28,152 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	3,620,000 (a)	—	—	—	3,780,000	3,780,000	13,285	—
				$(317)	$—	$33,131,158		$41,437	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Singapore ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	116	03/30/26	$4,226	$(37,208)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$37,208	$—	$—	$—	$37,208

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$64,371	$—	$—	$—	$64,371
Swaps	—	—	(35,862)	—	—	—	(35,862)
	$—	$—	$28,509	$—	$—	$—	$28,509
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(16,562)	$—	$—	$—	$(16,562)
Swaps	—	—	(305)	—	—	—	(305)
	$—	$—	$(16,867)	$—	$—	$—	$(16,867)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$3,465,954
Equity swaps:
Average notional value — long	$75,079
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Singapore ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$69,518,847	$718,370,347	$—	$787,889,194
Short-Term Securities
Money Market Funds	33,131,158	—	—	33,131,158
	$102,650,005	$718,370,347	$—	$821,020,352
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(37,208)	$—	$(37,208)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR	1,643,645	$776,015
Banks — 8.7%
Kasikornbank PCL, NVDR	1,177,400	7,611,187
Kiatnakin Phatra Bank PCL, NVDR	413,673	1,034,054
Krung Thai Bank PCL, NVDR	6,944,200	7,646,865
SCB X PCL, NVDR	1,673,300	7,989,428
Thanachart Capital PCL, NVDR	512,300	1,001,258
Tisco Financial Group PCL, NVDR	393,600	1,449,521
TMBThanachart Bank PCL, NVDR	48,321,400	3,666,173
		30,398,486
Beverages — 0.7%
Carabao Group PCL, NVDR	685,000	1,001,591
Osotspa PCL, NVDR	2,361,800	1,304,536
		2,306,127
Broadline Retail — 0.6%
Central Retail Corp. PCL, NVDR	2,945,300	1,957,358
Chemicals — 2.0%
Indorama Ventures PCL, NVDR	3,295,300	2,427,548
PTT Global Chemical PCL, NVDR(a)	4,470,407	4,058,433
TOA Paint Thailand PCL, NVDR	1,155,800	587,475
		7,073,456
Construction & Engineering — 0.4%
CH Karnchang PCL, NVDR(a)	2,155,600	1,220,199
Construction Materials — 3.5%
Siam Cement PCL (The), NVDR(a)	1,551,700	11,226,634
Siam City Cement PCL, NVDR	112,300	547,618
Tipco Asphalt PCL, NVDR	1,200,100	536,638
		12,310,890
Consumer Finance — 2.6%
AEON Thana Sinsap Thailand PCL, NVDR(a)	167,700	528,699
Bangkok Commercial Asset Management PCL, NVDR	3,465,900	847,128
Krungthai Card PCL, NVDR	2,293,900	2,450,961
Muangthai Capital PCL, NVDR	1,463,300	1,738,857
Srisawad Corp. PCL, NVDR(a)	1,634,502	1,510,445
TIDLOR Holdings PCL, NVDR(a)	2,853,792	1,826,753
		8,902,843
Consumer Staples Distribution & Retail — 5.6%
Berli Jucker PCL, NVDR	1,930,000	996,253
CP ALL PCL, NVDR(a)	11,034,500	18,371,890
		19,368,143
Containers & Packaging — 0.5%
SCG Packaging PCL, NVDR	2,536,900	1,678,952
Diversified Telecommunication Services — 3.0%
Jasmine Technology Solution PCL, NVDR(b)	338,800	914,979
True Corp. PCL, NVDR	20,614,048	9,606,881
		10,521,860
Electronic Equipment, Instruments & Components — 16.7%
Cal-Comp Electronics Thailand PCL, NVDR	7,044,000	1,264,451
Delta Electronics Thailand PCL, NVDR	6,216,808	55,676,580
KCE Electronics PCL, NVDR(a)	1,735,800	1,085,816
		58,026,847
Food Products — 2.8%
Betagro PCL, NVDR	1,295,100	912,469
Charoen Pokphand Foods PCL, NVDR	7,511,000	5,068,861
I-TAIL Corp. PCL, NVDR	1,423,400	773,036
Thai Union Group PCL, NVDR(a)	5,721,300	2,280,053
Security	Shares	Value
Food Products (continued)
Thai Vegetable Oil PCL, NVDR	862,588	$685,408
		9,719,827
Ground Transportation — 0.3%
BTS Group Holdings PCL, NVDR(a)(b)	15,649,100	1,197,555
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,908,800	552,947
Health Care Providers & Services — 6.9%
Bangkok Chain Hospital PCL, NVDR(a)	2,144,525	755,662
Bangkok Dusit Medical Services PCL, NVDR(a)	21,226,800	14,781,677
Bumrungrad Hospital PCL, NVDR	1,184,976	8,100,319
Chularat Hospital PCL, NVDR	9,876,800	523,100
		24,160,758
Hotels, Restaurants & Leisure — 2.4%
Asset World Corp. PCL, NVDR	15,715,100	1,262,284
Central Plaza Hotel PCL, NVDR	1,194,600	1,544,379
Minor International PCL, NVDR	6,680,410	5,586,262
		8,392,925
Independent Power and Renewable Electricity Producers — 6.8%
B Grimm Power PCL, NVDR	1,779,100	874,993
BCPG PCL, NVDR(a)	2,567,250	667,500
Electricity Generating PCL, NVDR	467,200	1,857,395
Energy Absolute PCL, NVDR(a)(b)	10,910,600	1,058,621
Global Power Synergy PCL, NVDR	1,390,900	1,941,947
Gulf Development PCL, NVDR(a)(b)	7,569,488	15,091,586
Ratch Group PCL, NVDR	2,148,000	2,142,126
		23,634,168
Insurance — 0.7%
Bangkok Life Assurance PCL, NVDR	1,127,300	776,119
Thai Life Insurance PCL, NVDR(a)	4,512,700	1,594,524
		2,370,643
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR	709,200	701,557
Media — 0.3%
VGI PCL, NVDR	24,753,750	933,197
Oil, Gas & Consumable Fuels — 13.5%
Bangchak Corp. PCL, NVDR	1,687,400	2,049,342
Banpu PCL, NVDR(a)	16,577,224	3,038,401
IRPC PCL, NVDR(a)	21,214,600	969,040
PTT Exploration & Production PCL, NVDR(a)	2,764,484	12,227,885
PTT PCL, NVDR(a)	19,906,600	23,691,678
Star Petroleum Refining PCL, NVDR	3,375,900	827,089
Thai Oil PCL, NVDR(a)	2,436,500	4,297,680
		47,101,115
Passenger Airlines — 0.2%
Bangkok Airways PCL, NVDR	1,195,300	687,442
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	679,700	830,902
Real Estate Management & Development — 5.6%
Amata Corp. PCL, NVDR	1,518,600	952,861
AP Thailand PCL, NVDR	4,451,586	1,317,090
Central Pattana PCL, NVDR	4,015,100	9,028,751
Land & Houses PCL, NVDR	15,784,300	2,211,573
MBK PCL, NVDR	1,677,200	1,105,765
Sansiri PCL, NVDR(a)	27,868,937	1,398,602
Supalai PCL, NVDR	2,209,600	1,265,269
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
WHA Corp. PCL, NVDR	16,238,240	$2,275,366
		19,555,277
Specialty Retail — 1.6%
Com7 PCL, NVDR(a)	2,317,200	1,797,002
Home Product Center PCL, NVDR	11,537,373	2,744,074
Siam Global House PCL, NVDR	3,825,391	954,618
		5,495,694
Transportation Infrastructure — 4.9%
Airports of Thailand PCL, NVDR	8,229,600	14,421,016
Bangkok Expressway & Metro PCL, NVDR	12,977,653	2,628,959
		17,049,975
Water Utilities — 0.2%
TTW PCL, NVDR	2,719,366	822,327
Wireless Telecommunication Services — 7.9%
Advanced Info Service PCL, NVDR	2,237,919	27,346,709
Total Long-Term Investments — 99.2% (Cost: $350,757,380)		345,094,194
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	8,240,758	8,244,879
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	480,000	$480,000
Total Short-Term Securities — 2.5% (Cost: $8,717,252)		8,724,879
Total Investments — 101.7% (Cost: $359,474,632)		353,819,073
Liabilities in Excess of Other Assets — (1.7)%		(6,042,998)
Net Assets — 100.0%		$347,776,075

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,190,217	$—	$(1,945,160)(a)	$886	$(1,064)	$8,244,879	8,240,758	$316,406 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	290,000 (a)	—	—	—	480,000	480,000	7,504	—
				$886	$(1,064)	$8,724,879		$323,910	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	33	03/20/26	$2,646	$70,000
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Thailand ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$70,000	$—	$—	$—	$70,000

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$96,282	$—	$—	$—	$96,282
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$69,268	$—	$—	$—	$69,268
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,460,813
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$14,798,888	$330,295,306	$—	$345,094,194
Short-Term Securities
Money Market Funds	8,724,879	—	—	8,724,879
	$23,523,767	$330,295,306	$—	$353,819,073
Derivative Financial Instruments(a)
Assets
Equity Contracts	$70,000	$—	$—	$70,000

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
28

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$766,514,611	$235,026,246	$378,258,040	$2,137,855,922
Investments, at value—affiliated(c)	530,000	2,812,115	4,900,652	7,517,410
Cash	—	6,328	1,932	3,515
Cash pledged:
Collateral — OTC derivatives	213,075	—	—	—
Futures contracts	35,000	—	22,000	—
Foreign currency collateral pledged for futures contracts(d)	—	49,665	—	543,760
Foreign currency, at value(e)	10,159,345	388,682	3,466	3,266,887
Receivables:
Investments sold	28,067,872	4,794,847	3,219,708	6,158,760
Securities lending income—affiliated	—	3,434	48,616	2,496
Swaps	36,740	—	—	—
Capital shares sold	—	292,084	—	—
Dividends—unaffiliated	—	532,920	163,722	5,607,483
Dividends—affiliated	2,317	166	1,823	3,570
Tax reclaims	—	1,345	—	—
Variation margin on futures contracts	2,725	20,544	9,313	64,066
Unrealized appreciation on OTC swaps	208,198	—	—	—
Total assets	805,769,883	243,928,376	386,629,272	2,161,023,869
LIABILITIES
Bank overdraft	9,685	—	—	—
Collateral on securities loaned, at value	—	2,731,807	4,242,525	6,861,198
Payables:
Investments purchased	25,474,118	5,102,653	912,931	6,319,575
Swaps	500,233	—	—	—
Investment advisory fees	276,037	78,647	137,573	738,863
Unrealized depreciation on OTC swaps	14,377	—	—	—
Total liabilities	26,274,450	7,913,107	5,293,029	13,919,636
Commitments and contingent liabilities
NET ASSETS	$779,495,433	$236,015,269	$381,336,243	$2,147,104,233
NET ASSETS CONSIST OF
Paid-in capital	$1,369,899,347	$212,993,764	$378,627,793	$2,547,154,954
Accumulated earnings (loss)	(590,403,914)	23,021,505	2,708,450	(400,050,721)
NET ASSETS	$779,495,433	$236,015,269	$381,336,243	$2,147,104,233
NET ASSET VALUE
Shares outstanding	32,325,000	2,200,000	13,050,000	37,800,000
Net asset value	$24.11	$107.28	$29.22	$56.80
Shares authorized	375 million	500 million	300 million	1 billion
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$688,858,159	$197,356,539	$229,328,395	$1,722,398,926
(b) Securities loaned, at value	$—	$2,446,313	$4,032,174	$6,504,246
(c) Investments, at cost—affiliated	$530,000	$2,812,115	$4,900,639	$7,516,185
(d) Foreign currency collateral pledged, at cost	$—	$49,929	$—	$542,048
(e) Foreign currency, at cost	$10,175,585	$390,752	$3,466	$3,253,966
See notes to financial statements.
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
February 28, 2026

	iShares MSCI Singapore ETF	iShares MSCI Thailand ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$787,889,194	$345,094,194
Investments, at value—affiliated(c)	33,131,158	8,724,879
Cash	1,624	6,451
Cash pledged:
Collateral — OTC derivatives	27,780	—
Futures contracts	—	27,000
Foreign currency collateral pledged for futures contracts(d)	130,445	—
Foreign currency, at value(e)	4,829,445	56,496
Receivables:
Investments sold	116,448,202	7,022,416
Securities lending income—affiliated	7,998	36,042
Swaps	35,500	—
Dividends—unaffiliated	1,293,890	2,442,312
Dividends—affiliated	2,645	1,450
Due from broker	1,270	—
Variation margin on futures contracts	1,251	5,780
Total assets	943,800,402	363,417,020
LIABILITIES
Due to broker	3,693	—
Collateral on securities loaned, at value	29,339,724	8,245,909
Payables:
Investments purchased	119,436,921	7,273,518
Swaps	174,523	—
Investment advisory fees	288,372	121,518
Total liabilities	149,243,233	15,640,945
Commitments and contingent liabilities
NET ASSETS	$794,557,169	$347,776,075
NET ASSETS CONSIST OF
Paid-in capital	$965,894,958	$536,693,802
Accumulated loss	(171,337,789)	(188,917,727)
NET ASSETS	$794,557,169	$347,776,075
NET ASSET VALUE
Shares outstanding	27,550,000	4,650,000
Net asset value	$28.84	$74.79
Shares authorized	300 million	200 million
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$588,776,101	$350,757,380
(b) Securities loaned, at value	$28,074,775	$7,699,304
(c) Investments, at cost—affiliated	$33,131,158	$8,717,252
(d) Foreign currency collateral pledged, at cost	$130,266	$—
(e) Foreign currency, at cost	$4,795,565	$55,918
See notes to financial statements.
Statements of Assets and Liabilities
30

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF
INVESTMENT INCOME
Dividends—unaffiliated	$9,030,214	$2,086,525	$5,285,668	$26,282,673
Dividends—affiliated	19,129	1,382	9,377	18,440
Interest—unaffiliated	1,730	95	2,505	8,627
Securities lending income—affiliated—net	—	23,154	269,029	23,385
Foreign taxes withheld	—	(207,802)	—	(191,715)
Total investment income	9,051,073	1,903,354	5,566,579	26,141,410
EXPENSES
Investment advisory	1,696,132	410,188	698,410	4,283,763
Commitment costs	3,309	774	1,313	—
Interest expense	622	—	—	—
Total expenses	1,700,063	410,962	699,723	4,283,763
Net investment income	7,351,010	1,492,392	4,866,856	21,857,647
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(3,826,244)	2,832,457	(278,794)	(2,135,134)
Investments—affiliated	—	(20)	(30)	813
Foreign currency transactions	43,508	(80,469)	(48,986)	457,233
Futures contracts	105,845	178,742	130,354	16,216
In-kind redemptions—unaffiliated(a)	9,615,402	5,112,639	—	16,577,019
Swaps	(299,364)	—	—	—
	5,639,147	8,043,349	(197,456)	14,916,147
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	91,718,994	26,605,211	45,502,299	190,887,295
Investments—affiliated	—	(45)	13	(422)
Foreign currency translations	(35,976)	(2,024)	1,669	(6,572)
Futures contracts	(25,621)	53,214	9,225	70,578
Swaps	(48,442)	—	—	—
	91,608,955	26,656,356	45,513,206	190,950,879
Net realized and unrealized gain	97,248,102	34,699,705	45,315,750	205,867,026
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,599,112	$36,192,097	$50,182,606	$227,724,673
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended February 28, 2026

	iShares MSCI Singapore ETF	iShares MSCI Thailand ETF
INVESTMENT INCOME
Dividends—unaffiliated	$5,898,981	$4,497,464
Dividends—affiliated	13,285	7,504
Interest—unaffiliated	399	518
Securities lending income—affiliated—net	28,152	316,406
Foreign taxes withheld	(116,919)	(430,046)
Total investment income	5,823,898	4,391,846
EXPENSES
Investment advisory	1,978,382	627,915
Commitment costs	3,852	1,030
Interest expense	132	—
Total expenses	1,982,366	628,945
Net investment income	3,841,532	3,762,901
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(13,673,518)	(7,577,740)
Investments—affiliated	(317)	886
Foreign currency transactions	(12,962)	10,968
Futures contracts	64,371	96,282
In-kind redemptions—unaffiliated(a)	20,291,648	6,078,721
Swaps	(35,862)	—
	6,633,360	(1,390,883)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	26,890,762	72,421,211
Investments—affiliated	—	(1,064)
Foreign currency translations	25,077	(2,777)
Futures contracts	(16,562)	69,268
Swaps	(305)	—
	26,898,972	72,486,638
Net realized and unrealized gain	33,532,332	71,095,755
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,373,864	$74,858,656
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
32

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,351,010	$24,047,289	$1,492,392	$2,457,482
Net realized gain (loss)	5,639,147	(17,511,466)	8,043,349	5,061,046
Net change in unrealized appreciation (depreciation)	91,608,955	183,712,725	26,656,356	14,715,514
Net increase in net assets resulting from operations	104,599,112	190,248,548	36,192,097	22,234,042
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,027,590)(b)	(26,363,568)	(3,391,718)(b)	(2,347,791)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(23,567,299)	46,405,486	58,563,799	16,629,490
NET ASSETS
Total increase in net assets	60,004,223	210,290,466	91,364,178	36,515,741
Beginning of period	719,491,210	509,200,744	144,651,091	108,135,350
End of period	$779,495,433	$719,491,210	$236,015,269	$144,651,091

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,866,856	$10,378,858	$21,857,647	$67,429,706
Net realized gain (loss)	(197,456)	3,267,399	14,916,147	67,366,796
Net change in unrealized appreciation (depreciation)	45,513,206	(30,454,679)	190,950,879	168,482,652
Net increase (decrease) in net assets resulting from operations	50,182,606	(16,808,422)	227,724,673	303,279,154
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,594,655)(b)	(10,801,325)	(36,073,373)(b)	(73,127,039)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	97,922,020	(56,985,436)	110,877,240	(359,416,244)
NET ASSETS
Total increase (decrease) in net assets	143,509,971	(84,595,183)	302,528,540	(129,264,129)
Beginning of period	237,826,272	322,421,455	1,844,575,693	1,973,839,822
End of period	$381,336,243	$237,826,272	$2,147,104,233	$1,844,575,693

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
34

Statements of Changes in Net Assets(continued)

	iShares MSCI Singapore ETF		iShares MSCI Thailand ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,841,532	$25,956,818	$3,762,901	$6,675,880
Net realized gain (loss)	6,633,360	70,187,601	(1,390,883)	(22,661,005)
Net change in unrealized appreciation (depreciation)	26,898,972	122,460,534	72,486,638	13,205,179
Net increase (decrease) in net assets resulting from operations	37,373,864	218,604,953	74,858,656	(2,779,946)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(19,403,889)(b)	(28,256,370)	(2,799,430)(b)	(7,089,815)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,529,895)	88,210,193	54,922,164	(7,692,158)
NET ASSETS
Total increase (decrease) in net assets	3,440,080	278,558,776	126,981,390	(17,561,919)
Beginning of period	791,117,089	512,558,313	220,794,685	238,356,604
End of period	$794,557,169	$791,117,089	$347,776,075	$220,794,685

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$21.41	$16.13	$18.17	$20.46	$25.80	$22.91
Net investment income(a)	0.23	0.69	0.63	0.65	0.62	0.57
Net realized and unrealized gain (loss)(b)	3.16	5.35	(1.89)	(2.35)	(5.37)	2.92
Net increase (decrease) from investment operations	3.39	6.04	(1.26)	(1.70)	(4.75)	3.49
Distributions from net investment income(c)	(0.69)(d)	(0.76)	(0.78)	(0.59)	(0.59)	(0.60)
Net asset value, end of period	$24.11	$21.41	$16.13	$18.17	$20.46	$25.80
Total Return(e)
Based on net asset value	16.26%(f)	38.41%	(6.97)%	(8.56)%	(18.61)%	15.24%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.11%(h)	3.83%	3.84%	3.25%	2.70%	2.26%
Supplemental Data
Net assets, end of period (000)	$779,495	$719,491	$509,201	$628,332	$728,759	$1,023,773
Portfolio turnover rate(i)	13%	10%	14%	20%	8%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$90.41	$77.24	$70.20	$62.37	$81.49	$69.91
Net investment income(a)	0.83	1.57	1.38	1.18	1.33	1.04
Net realized and unrealized gain (loss)(b)	18.04	13.09	7.31	7.15	(18.87)	11.13
Net increase (decrease) from investment operations	18.87	14.66	8.69	8.33	(17.54)	12.17
Distributions from net investment income(c)	(2.00)(d)	(1.49)	(1.65)	(0.50)	(1.58)	(0.59)
Net asset value, end of period	$107.28	$90.41	$77.24	$70.20	$62.37	$81.49
Total Return(e)
Based on net asset value	21.25%(f)	19.26%	12.65%	13.37%	(21.70)%	17.41%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.77%(h)	2.00%	1.94%	1.78%	1.87%	1.33%
Supplemental Data
Net assets, end of period (000)	$236,015	$144,651	$108,135	$119,333	$62,369	$73,337
Portfolio turnover rate(i)	8%	17%	21%	8%	16%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$24.77	$25.90	$21.09	$22.48	$26.60	$26.51
Net investment income(a)	0.46	0.92	0.77	0.76	0.90	0.98
Net realized and unrealized gain (loss)(b)	4.42	(1.09)	4.77	(1.57)	(3.77)	(0.05)
Net increase (decrease) from investment operations	4.88	(0.17)	5.54	(0.81)	(2.87)	0.93
Distributions from net investment income(c)	(0.43)(d)	(0.96)	(0.73)	(0.58)	(1.25)	(0.84)
Net asset value, end of period	$29.22	$24.77	$25.90	$21.09	$22.48	$26.60
Total Return(e)
Based on net asset value	19.82%(f)	(0.48)%	26.96%	(3.56)%	(10.92)%	3.51%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.40%(h)	3.78%	3.51%	3.50%	3.68%	3.62%
Supplemental Data
Net assets, end of period (000)	$381,336	$237,826	$322,421	$257,841	$234,387	$265,299
Portfolio turnover rate(i)	3%	51%	18%	12%	48%	28%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
38

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$51.67	$45.69	$41.22	$41.86	$51.17	$42.98
Net investment income(a)	0.62	1.65	1.54	1.82	1.69	1.30
Net realized and unrealized gain (loss)(b)	5.56	6.16	4.60	(0.94)	(8.28)	8.06
Net increase (decrease) from investment operations	6.18	7.81	6.14	0.88	(6.59)	9.36
Distributions from net investment income(c)	(1.05)(d)	(1.83)	(1.67)	(1.52)	(2.72)	(1.17)
Net asset value, end of period	$56.80	$51.67	$45.69	$41.22	$41.86	$51.17
Total Return(e)
Based on net asset value	12.24%(f)	17.55%	15.24%	2.00%	(13.22)%	21.82%
Ratios to Average Net Assets(g)
Total expenses	0.47%(h)	0.47%	0.48%	0.48%	0.47%	0.47%
Net investment income	2.39%(h)	3.53%	3.65%	4.28%	3.61%	2.66%
Supplemental Data
Net assets, end of period (000)	$2,147,104	$1,844,576	$1,973,840	$1,842,668	$2,135,008	$2,440,764
Portfolio turnover rate(i)	2%	10%	8%	7%	15%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$28.05	$20.67	$18.56	$18.21	$23.03	$19.12
Net investment income(a)	0.13	0.93	0.84	0.80	0.67	0.63
Net realized and unrealized gain (loss)(b)	1.33	7.49	2.16	0.44	(4.21)	3.92
Net increase (decrease) from investment operations	1.46	8.42	3.00	1.24	(3.54)	4.55
Distributions from net investment income(c)	(0.67)(d)	(1.04)	(0.89)	(0.89)	(1.28)	(0.64)
Net asset value, end of period	$28.84	$28.05	$20.67	$18.56	$18.21	$23.03
Total Return(e)
Based on net asset value	5.36%(f)	41.79%	16.87%	6.84%	(15.92)%	23.91%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.95%(h)	3.90%	4.49%	4.25%	3.25%	2.87%
Supplemental Data
Net assets, end of period (000)	$794,557	$791,117	$512,558	$488,040	$553,489	$618,238
Portfolio turnover rate(i)	29%	21%	26%	25%	36%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
40

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$57.35	$61.91	$69.23	$70.43	$79.95	$68.25
Net investment income(a)	1.01	1.88	1.81	1.88	2.00	1.70
Net realized and unrealized gain (loss)(b)	17.24	(4.48)	(7.33)	(1.29)	(9.17)	11.73
Net increase (decrease) from investment operations	18.25	(2.60)	(5.52)	0.59	(7.17)	13.43
Distributions from net investment income(c)	(0.81)(d)	(1.96)	(1.80)	(1.79)	(2.35)	(1.73)
Net asset value, end of period	$74.79	$57.35	$61.91	$69.23	$70.43	$79.95
Total Return(e)
Based on net asset value	32.22%(f)	(4.02)%	(7.76)%	0.86%	(9.07)%	19.65%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	3.30%(h)	3.24%	3.01%	2.66%	2.67%	2.26%
Supplemental Data
Net assets, end of period (000)	$347,776	$220,795	$238,357	$308,087	$334,535	$411,738
Portfolio turnover rate(i)	5%	12%	8%	11%	9%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Thailand	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
42

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Japan Small-Cap
BNP Paribas SA	$77,226	$(77,226)	$—	$—
BofA Securities, Inc.	427,051	(427,051)	—	—
Citigroup Global Markets, Inc.	254,084	(254,084)	—	—
Goldman Sachs & Co. LLC	477,837	(477,837)	—	—
J.P. Morgan Securities LLC	647,504	(647,504)	—	—
Morgan Stanley	516,563	(516,563)	—	—
State Street Bank & Trust Co.	39,372	(39,372)	—	—
UBS AG	6,676	(6,676)	—	—
	$2,446,313	$(2,446,313)	$—	$—
MSCI Malaysia
J.P. Morgan Securities PLC	$201,462	$(201,462)	$—	$—
Morgan Stanley	3,830,712	(3,830,712)	—	—
	$4,032,174	$(4,032,174)	$—	$—
MSCI Pacific ex Japan
Citigroup Global Markets Inc.	$5,557,720	$(5,557,720)	$—	$—
HSBC Bank PLC	834,026	(834,026)	—	—
Morgan Stanley	112,500	(112,500)	—	—
	$6,504,246	$(6,504,246)	$—	$—
Notes to Financial Statements
44

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Singapore
BofA Securities, Inc.	$381,437	$(381,437)	$—	$—
HSBC Bank PLC	226,850	(226,850)	—	—
J.P. Morgan Securities LLC	24,310,536	(24,310,536)	—	—
Macquarie Bank Limited	247,267	(247,267)	—	—
Morgan Stanley	1,406,567	(1,406,567)	—	—
State Street Bank & Trust Co.	1,502,118	(1,502,118)	—	—
	$28,074,775	$(28,074,775)	$—	$—
MSCI Thailand
Barclays Capital, Inc.	$67,459	$(67,459)	$—	$—
BofA Securities, Inc.	3,570,974	(3,570,974)	—	—
Citigroup Global Markets, Inc.	47,063	(47,063)	—	—
Goldman Sachs & Co. LLC	174,953	(174,953)	—	—
J.P. Morgan Securities LLC	411,746	(411,746)	—	—
Morgan Stanley	3,078,426	(3,078,426)	—	—
UBS AG	348,683	(348,683)	—	—
	$7,699,304	$(7,699,304)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares MSCI Hong Kong ETF and iShares MSCI Singapore ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.475000
Over $81 billion, up to and including $111 billion	0.451250
Over $111 billion, up to and including $141 billion	0.428687
Over $141 billion, up to and including $171 billion	0.407253
Over $171 billion	0.386890
For its investment advisory services to the iShares MSCI Thailand ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Japan Small-Cap	$5,130
MSCI Malaysia	57,223
MSCI Pacific ex Japan	6,975
MSCI Singapore	8,833
MSCI Thailand	66,013
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Hong Kong	$23,112,793	$7,505,648	$(460,768)
MSCI Japan Small-Cap	2,381,544	4,561,079	2,370,496
MSCI Pacific ex Japan	12,429,059	8,785,317	866,205
MSCI Singapore	22,084,259	72,480,487	(8,399,183)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Hong Kong	$96,631,580	$90,269,266
MSCI Japan Small-Cap	13,166,830	14,589,128
MSCI Malaysia	106,551,490	9,325,271
MSCI Pacific ex Japan	100,289,986	38,065,665
MSCI Singapore	230,409,922	250,527,625
MSCI Thailand	11,573,303	11,612,146
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$2,789,516	$50,580,694
MSCI Japan Small-Cap	76,504,425	18,688,763
MSCI Pacific ex Japan	121,334,034	70,633,698
MSCI Singapore	71,271,546	82,910,997
MSCI Thailand	96,063,415	41,314,386
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI Hong Kong	$(637,529,715)
MSCI Japan Small-Cap	(20,936,414)
MSCI Malaysia	(142,957,974)
MSCI Pacific ex Japan	(759,674,667)
MSCI Singapore	(360,328,048)
MSCI Thailand	(180,652,538)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Hong Kong	$724,042,159	$137,743,596	$(94,507,480)	$43,236,116
MSCI Japan Small-Cap	202,764,882	46,349,317	(11,196,262)	35,153,055
MSCI Malaysia	237,735,116	153,919,787	(8,484,337)	145,435,450
MSCI Pacific ex Japan	1,801,783,581	527,685,874	(183,919,935)	343,765,939
MSCI Singapore	630,603,060	204,928,702	(14,548,618)	190,380,084
MSCI Thailand	363,067,214	53,395,054	(62,573,195)	(9,178,141)
9. LINE OF CREDIT
The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Singapore ETF and iShares MSCI Thailand ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Hong Kong
Shares sold	1,650,000	$39,010,590	7,125,000	$136,902,532
Shares redeemed	(2,925,000)	(62,577,889)	(5,100,000)	(90,497,046)
	(1,275,000)	$(23,567,299)	2,025,000	$46,405,486
MSCI Japan Small-Cap
Shares sold	800,000	$77,465,055	700,000	$54,098,005
Shares redeemed	(200,000)	(18,901,256)	(500,000)	(37,468,515)
	600,000	$58,563,799	200,000	$16,629,490
MSCI Malaysia
Shares sold	3,450,000	$97,922,020	3,975,000	$101,776,467
Shares redeemed	—	—	(6,825,000)	(158,761,903)
	3,450,000	$97,922,020	(2,850,000)	$(56,985,436)
MSCI Pacific ex Japan
Shares sold	3,600,000	$188,337,856	3,600,000	$165,275,523
Shares redeemed	(1,500,000)	(77,460,616)	(11,100,000)	(524,691,767)
	2,100,000	$110,877,240	(7,500,000)	$(359,416,244)
MSCI Singapore
Shares sold	3,500,000	$100,223,118	14,950,000	$348,558,565
Shares redeemed	(4,150,000)	(114,753,013)	(11,550,000)	(260,348,372)
	(650,000)	$(14,529,895)	3,400,000	$88,210,193
MSCI Thailand
Shares sold	1,500,000	$96,465,024	1,800,000	$98,882,781
Shares redeemed	(700,000)	(41,542,860)	(1,800,000)	(106,574,939)
	800,000	$54,922,164	—	$(7,692,158)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
52

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
HONIA	HKD - Overnight Index Average
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
53
2026 iShares Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI BIC ETF | BKF | NYSE Arca
• iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
• iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 8.2%
Ambev SA	87,032	$276,214
Axia Energia	23,526	281,174
B3 SA - Brasil Bolsa Balcao	104,239	363,967
Banco Bradesco SA	29,498	105,701
Banco BTG Pactual SA	23,927	285,920
Banco do Brasil SA	32,121	168,860
BB Seguridade Participacoes SA	12,303	83,228
Caixa Seguridade Participacoes S/A	11,481	39,841
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,899	297,153
Cia Paranaense de Energia - Copel	37,237	106,485
CPFL Energia SA	3,225	31,674
Embraer SA	14,031	252,949
Energisa SA	5,165	54,254
Eneva SA(a)	16,211	67,671
Engie Brasil Energia SA	5,418	35,595
Equatorial SA	17,782	146,065
JBS NV, Class A(a)	7,525	127,097
Klabin SA	14,625	58,654
Localiza Rent a Car SA	18,469	182,871
MBRF Global Foods Co. SA	12,583	50,759
Motiva Infraestrutura de Mobilidade SA	21,629	70,247
NU Holdings Ltd./Cayman Islands, Class A(a)	66,399	994,657
Petroleo Brasileiro SA - Petrobras	70,162	584,809
Porto Seguro SA	3,844	39,239
PRIO SA/Brazil(a)	17,243	183,277
Raia Drogasil SA	25,525	124,874
Rede D'Or Sao Luiz SA(b)	16,125	126,761
Rumo SA	24,553	76,487
StoneCo Ltd., Class A(a)	4,515	75,852
Suzano SA	13,103	148,244
Telefonica Brasil SA	16,626	140,039
TIM SA/Brazil	17,507	95,279
TOTVS SA	11,696	86,331
Ultrapar Participacoes SA	13,760	69,250
Vale SA	70,391	1,214,765
Vibra Energia SA	20,955	122,301
WEG SA	32,740	317,405
XP, Inc., Class A	8,367	180,142
		7,666,091
China — 57.6%
360 Security Technology, Inc., Class A	9,731	17,583
3SBio, Inc.(b)	35,500	100,073
AAC Technologies Holdings, Inc.	14,500	68,924
Advanced Micro-Fabrication Equipment, Inc./China, Class A	867	44,481
AECC Aviation Power Co. Ltd., Class A	4,300	35,765
Agricultural Bank of China Ltd., Class A	103,200	96,268
Agricultural Bank of China Ltd., Class H	526,000	356,152
Aier Eye Hospital Group Co. Ltd., Class A	12,912	19,924
Air China Ltd., Class A(a)	17,200	21,094
Akeso, Inc.(a)(b)	12,000	163,484
Alibaba Group Holding Ltd.	329,020	5,954,189
Alibaba Health Information Technology Ltd.(a)	120,000	85,294
Aluminum Corp. of China Ltd., Class A	12,900	25,771
Aluminum Corp. of China Ltd., Class H	86,000	155,079
Anhui Conch Cement Co. Ltd., Class A	4,300	16,025
Anhui Conch Cement Co. Ltd., Class H	21,500	67,373
Anhui Gujing Distillery Co. Ltd., Class A	600	10,593
Anhui Gujing Distillery Co. Ltd., Class B	100	887
Security	Shares	Value
China (continued)
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	4,300	$34,292
ANTA Sports Products Ltd.	25,840	279,613
Avary Holding Shenzhen Co. Ltd., Class A	4,300	36,864
AviChina Industry & Technology Co. Ltd., Class H	43,000	23,350
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	35,500	41,288
Baidu, Inc., Class A(a)	44,306	688,220
Bank of Beijing Co. Ltd., Class A	25,890	20,340
Bank of Changsha Co. Ltd., Class A	4,300	6,140
Bank of Chengdu Co. Ltd., Class A	4,300	10,132
Bank of China Ltd., Class A	47,300	36,394
Bank of China Ltd., Class H	1,362,000	805,962
Bank of Communications Co. Ltd., Class A	64,500	61,564
Bank of Communications Co. Ltd., Class H	172,200	150,705
Bank of Hangzhou Co. Ltd., Class A	8,699	20,604
Bank of Jiangsu Co. Ltd., Class A	21,560	32,525
Bank of Nanjing Co. Ltd., Class A	12,900	21,153
Bank of Ningbo Co. Ltd., Class A	8,610	39,267
Bank of Shanghai Co. Ltd., Class A	16,490	23,266
Baoshan Iron & Steel Co. Ltd., Class A	25,800	27,073
Beijing Enlight Media Co. Ltd., Class A	4,300	12,292
Beijing Enterprises Holdings Ltd.	8,500	38,228
Beijing Kingsoft Office Software, Inc., Class A	578	25,384
Beijing New Building Materials PLC, Class A	3,100	12,643
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	60,200	43,400
BeOne Medicines Ltd., Class H(a)	17,286	426,729
Bilibili, Inc., Class Z(a)	5,305	148,087
BOC Aviation Ltd.(b)	4,300	47,754
BOE Technology Group Co. Ltd., Class A	37,700	24,591
Bosideng International Holdings Ltd.	86,000	53,312
BYD Co. Ltd., Class A	6,400	83,117
BYD Co. Ltd., Class H	71,500	861,939
BYD Electronic International Co. Ltd.	14,500	59,497
C&D International Investment Group Ltd.	13,000	25,138
Caitong Securities Co. Ltd., Class A	8,620	10,905
Cambricon Technologies Corp. Ltd., Class A(a)	500	85,647
Capital Securities Co. Ltd., Class A	4,300	11,462
CCOOP Group Co. Ltd., Class A(a)	21,500	7,239
CGN Power Co. Ltd., Class H(b)	215,000	86,285
Changchun High-Tech Industry Group Co. Ltd., Class A	710	9,898
Changjiang Securities Co. Ltd., Class A	8,600	9,948
Chifeng Jilong Gold Mining Co. Ltd., Class A	4,300	25,154
China CITIC Bank Corp. Ltd., Class A	12,900	13,532
China CITIC Bank Corp. Ltd., Class H	172,000	158,257
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	280,000	30,366
China Coal Energy Co. Ltd., Class H	43,000	71,410
China Common Rich Renewable Energy Investments Ltd., NVS(a)(c)	7,709	—
China Construction Bank Corp., Class A	30,256	37,872
China Construction Bank Corp., Class H	1,841,370	1,873,398
China CSSC Holdings Ltd., Class A	9,000	49,491
China Eastern Airlines Corp. Ltd., Class A(a)	25,921	21,655
China Energy Engineering Corp. Ltd., Class A	25,800	9,543
China Everbright Bank Co. Ltd., Class A	68,800	32,475
China Feihe Ltd.(b)	45,000	21,826
China Galaxy Securities Co. Ltd., Class A	12,900	27,430
China Galaxy Securities Co. Ltd., Class H	64,500	81,452
China Gas Holdings Ltd.	43,000	44,487
China Gold International Resources Corp. Ltd.	4,300	112,577
China Great Wall Securities Co. Ltd., Class A	23,300	33,623
China Greatwall Technology Group Co. Ltd., Class A(a)	4,300	10,384

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Hongqiao Group Ltd.	55,500	$250,332
China International Capital Corp. Ltd., Class A	4,000	20,173
China International Capital Corp. Ltd., Class H(b)	34,400	88,654
China Jushi Co. Ltd., Class A	2,373	9,320
China Life Insurance Co. Ltd., Class A	4,393	28,446
China Life Insurance Co. Ltd., Class H	147,000	589,708
China Literature Ltd.(a)(b)	8,600	34,648
China Longyuan Power Group Corp. Ltd., Class H	43,000	41,539
China Mengniu Dairy Co. Ltd.	61,000	125,699
China Merchants Bank Co. Ltd., Class A	23,800	134,317
China Merchants Bank Co. Ltd., Class H	78,456	488,051
China Merchants Energy Shipping Co. Ltd., Class A	8,600	20,357
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	8,600	12,144
China Merchants Port Holdings Co. Ltd.	22,000	49,155
China Merchants Securities Co. Ltd., Class A	10,850	26,224
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	9,781	14,116
China Minsheng Banking Corp. Ltd., Class A	55,900	31,607
China Minsheng Banking Corp. Ltd., Class H	129,000	66,658
China National Building Material Co. Ltd., Class H	66,942	58,041
China National Chemical Engineering Co. Ltd., Class A	9,600	13,072
China National Nuclear Power Co. Ltd., Class A	25,800	32,040
China Nonferrous Mining Corp Ltd.	43,000	82,190
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,300	39,106
China Oilfield Services Ltd., Class H	36,000	46,488
China Overseas Land & Investment Ltd.	64,800	118,380
China Pacific Insurance Group Co. Ltd., Class A	8,600	51,089
China Pacific Insurance Group Co. Ltd., Class H	51,600	236,171
China Petroleum & Chemical Corp., Class A	38,700	36,458
China Petroleum & Chemical Corp., Class H	458,600	319,125
China Power International Development Ltd.	43,000	18,011
China Railway Group Ltd., Class A	39,300	36,073
China Railway Group Ltd., Class H	56,000	37,058
China Railway Signal & Communication Corp. Ltd., Class A	17,200	14,337
China Resources Beer Holdings Co. Ltd.	33,000	115,969
China Resources Gas Group Ltd.	17,200	46,087
China Resources Land Ltd.	67,444	272,586
China Resources Microelectronics Ltd., Class A	1,600	13,289
China Resources Mixc Lifestyle Services Ltd.(b)	8,600	52,136
China Resources Power Holdings Co. Ltd.	42,200	100,606
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,300	18,102
China Ruyi Holdings Ltd.(a)	172,000	44,649
China Shenhua Energy Co. Ltd., Class A	9,000	55,409
China Shenhua Energy Co. Ltd., Class H	65,000	372,677
China Southern Airlines Co. Ltd., Class A(a)	17,200	18,413
China State Construction Engineering Corp. Ltd., Class A	51,600	37,891
China State Construction International Holdings Ltd.	40,000	47,508
China Taiping Insurance Holdings Co. Ltd.	25,840	75,244
China Three Gorges Renewables Group Co. Ltd., Class A	30,100	18,248
China Tourism Group Duty Free Corp. Ltd., Class A	2,000	23,484
China Tower Corp. Ltd., Class H(b)	86,000	122,372
China United Network Communications Ltd., Class A	38,800	27,801
China Vanke Co. Ltd., Class A(a)	7,038	4,963
China XD Electric Co. Ltd., Class A	4,500	10,528
China Yangtze Power Co. Ltd., Class A	30,156	114,433
China Zheshang Bank Co. Ltd., Class A	21,640	9,396
Chongqing Changan Automobile Co. Ltd., Class A	7,052	11,359
Security	Shares	Value
China (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class A	12,900	$12,203
Chongqing Rural Commercial Bank Co. Ltd., Class H	43,000	32,373
Chongqing Zhifei Biological Products Co. Ltd., Class A(a)	4,350	10,957
Chow Tai Fook Jewellery Group Ltd.	43,000	71,826
CITIC Ltd.	86,000	137,094
Citic Pacific Special Steel Group Co. Ltd., Class A	4,300	11,294
CITIC Securities Co. Ltd., Class A	14,775	58,889
CITIC Securities Co. Ltd., Class H	31,050	111,143
CMOC Group Ltd., Class A	25,800	90,080
CMOC Group Ltd., Class H	69,000	212,274
CNPC Capital Co. Ltd., Class A	12,900	17,077
Contemporary Amperex Technology Co. Ltd., Class A	5,240	260,511
Contemporary Amperex Technology Co. Ltd., Class H(d)	1,600	101,105
Cosco Shipping Energy Transportation Co. Ltd., Class A	3,500	10,499
Cosco Shipping Holdings Co. Ltd., Class A	15,070	32,947
Cosco Shipping Holdings Co. Ltd., Class H	43,349	84,120
CRRC Corp. Ltd., Class A	30,100	27,564
CRRC Corp. Ltd., Class H	86,000	63,674
CSC Financial Co. Ltd., Class A	4,300	14,934
CSPC Innovation Pharmaceutical Co. Ltd., Class A	3,548	17,072
CSPC Pharmaceutical Group Ltd.	176,160	221,752
Daqin Railway Co. Ltd., Class A	21,500	15,980
Dongfang Electric Corp. Ltd., Class A	4,300	23,195
Dongfeng Motor Group Co. Ltd., Class H(a)	40,000	50,040
Dongxing Securities Co. Ltd., Class A	8,199	16,660
East Money Information Co. Ltd., Class A	21,588	70,802
Eastroc Beverage Group Co. Ltd., Class A	910	32,020
ENN Energy Holdings Ltd.	17,200	150,904
ENN Natural Gas Co. Ltd., Class A	4,300	12,775
Eoptolink Technology, Inc. Ltd., Class A	1,200	62,644
Eve Energy Co. Ltd., Class A	4,500	40,793
Everbright Securities Co. Ltd., Class A	6,397	15,501
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	17,200	6,537
Far East Horizon Ltd.	43,000	42,494
Focus Media Information Technology Co. Ltd., Class A	19,139	19,701
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,941	31,107
Founder Securities Co. Ltd., Class A	12,900	14,428
Foxconn Industrial Internet Co. Ltd., Class A	14,900	120,370
Fuyao Glass Industry Group Co. Ltd., Class A	2,225	19,548
Fuyao Glass Industry Group Co. Ltd., Class H(b)	12,400	102,899
Ganfeng Lithium Group Co. Ltd., Class H(b)(d)	8,600	75,383
GCL Technology Holdings Ltd.(a)	516,000	78,896
GD Power Development Co. Ltd., Class A	19,900	14,242
GDS Holdings Ltd., Class A(a)	20,600	106,717
Geely Automobile Holdings Ltd.	129,000	266,297
GEM Co. Ltd., Class A	4,599	6,634
Genscript Biotech Corp.(a)	26,000	39,622
GF Securities Co. Ltd., Class A	8,600	26,104
GF Securities Co. Ltd., Class H	20,400	44,799
Giant Biogene Holding Co. Ltd.(b)(d)	8,600	35,014
Giant Network Group Co. Ltd., Class A	4,300	23,223
GigaDevice Semiconductor, Inc., Class A	1,400	61,003
GoerTek, Inc., Class A	4,300	16,975
Goldwind Science & Technology Co. Ltd., Class A	5,753	23,800
Great Wall Motor Co. Ltd., Class H	43,000	70,459
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,300	23,456
Guangdong Investment Ltd.	58,000	56,496
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,000	18,479
Guosen Securities Co. Ltd., Class A	8,600	15,736
Guotai Haitong Securities Co. Ltd.	15,582	42,973
Guotai Haitong Securities Co. Ltd., Class H(b)	38,728	78,867
Guoyuan Securities Co. Ltd., Class A	8,620	10,443
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
H World Group Ltd., ADR	3,940	$215,912
Haidilao International Holding Ltd.(b)(d)	32,000	71,831
Haier Smart Home Co. Ltd., Class A	8,679	32,463
Haier Smart Home Co. Ltd., Class A	43,000	146,015
Hainan Airlines Holding Co. Ltd., Class A(a)	51,600	12,771
Hainan Airport Infrastructure Co. Ltd., Class A	17,200	10,647
Haitian International Holdings Ltd.	12,000	38,778
Hangzhou First Applied Material Co. Ltd., Class A	4,540	11,971
Hangzhou Silan Microelectronics Co. Ltd., Class A	4,300	20,154
Hansoh Pharmaceutical Group Co. Ltd.(b)	24,000	106,848
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,300	20,319
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,300	16,464
Hengan International Group Co. Ltd.	14,000	52,084
Hengli Petrochemical Co. Ltd., Class A	8,600	32,195
Hengtong Optic-Electric Co. Ltd., Class A	4,300	29,671
Hesai Group(a)	2,240	61,007
Hithink RoyalFlush Information Network Co. Ltd., Class A	600	29,017
Horizon Robotics(a)	107,400	112,658
Hua Hong Semiconductor Ltd.(a)(b)	14,345	176,729
Huadian Power International Corp. Ltd., Class A	9,200	6,836
Huadong Medicine Co. Ltd., Class A	2,900	15,177
Huafon Chemical Co. Ltd., Class A	8,600	15,541
Huaneng Power International, Inc., Class A	7,800	8,231
Huaneng Power International, Inc., Class H	86,000	66,213
Huatai Securities Co. Ltd., Class A	8,600	26,765
Huatai Securities Co. Ltd., Class H(b)	25,800	55,177
Huaxia Bank Co. Ltd., Class A	17,200	16,768
Huayu Automotive Systems Co. Ltd., Class A	4,399	12,381
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,700	30,678
Hundsun Technologies, Inc., Class A	3,100	13,551
Hygon Information Technology Co. Ltd., Class A	2,729	103,512
IEIT Systems Co. Ltd., Class A	1,983	18,402
Iflytek Co. Ltd., Class A	3,129	25,382
Industrial & Commercial Bank of China Ltd., Class A	76,000	76,645
Industrial & Commercial Bank of China Ltd., Class H	1,247,050	1,025,646
Industrial Bank Co. Ltd., Class A	25,800	68,854
Industrial Securities Co. Ltd., Class A	12,900	12,682
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	64,500	30,456
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	4,300	19,235
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	8,600	7,524
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	4,300	34,619
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,600	32,669
Inner Mongolia Yitai Coal Co. Ltd., Class B	17,400	35,406
Innovent Biologics, Inc.(a)(b)	28,500	310,076
J&T Global Express Ltd.(a)	51,600	67,737
JA Solar Technology Co. Ltd., Class A(a)	4,900	8,624
JCET Group Co. Ltd., Class A	2,400	16,798
JD Health International, Inc.(a)(b)	21,500	155,608
JD Logistics, Inc.(a)(b)	38,700	55,012
JD.com, Inc., Class A	47,170	626,214
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	8,600	16,312
Jiangsu Expressway Co. Ltd., Class H	18,000	23,422
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,400	23,026
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,768	72,081
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,200	10,013
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,900	14,726
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,300	18,205
Jiangxi Copper Co. Ltd., Class A	2,400	20,289
Security	Shares	Value
China (continued)
Jiangxi Copper Co. Ltd., Class H	20,000	$116,018
Jinduicheng Molybdenum Co. Ltd., Class A	4,300	15,366
Jinko Solar Co. Ltd., Class A(a)	17,200	18,873
Kanzhun Ltd., ADR	7,046	113,300
KE Holdings, Inc., Class A	37,562	206,948
Kingdee International Software Group Co. Ltd.(a)	55,000	70,575
Kingsoft Corp. Ltd.	17,400	57,787
Kuaishou Technology(b)	47,700	378,239
Kunlun Energy Co. Ltd.	86,000	92,187
Kweichow Moutai Co. Ltd., Class A	1,500	317,900
Laopu Gold Co. Ltd., Class H(d)	500	45,976
Legend Biotech Corp., ADR(a)	1,290	24,510
Lenovo Group Ltd.	136,000	167,868
Lens Technology Co. Ltd., Class A	9,400	48,059
Li Auto, Inc., Class A(a)(d)	24,318	213,516
Li Ning Co. Ltd.	43,000	123,208
Lingyi iTech Guangdong Co., Class A	12,900	28,845
Longfor Group Holdings Ltd.(b)(d)	43,000	54,442
LONGi Green Energy Technology Co. Ltd., Class A(a)	12,948	34,532
Luxshare Precision Industry Co. Ltd., Class A	9,102	66,371
Luzhou Laojiao Co. Ltd., Class A	1,600	25,741
Mango Excellent Media Co. Ltd., Class A	3,200	11,401
Maxscend Microelectronics Co. Ltd., Class A	1,400	16,346
Meitu, Inc.(b)	68,000	48,980
Meituan, Class B(a)(b)	94,860	976,773
Metallurgical Corp. of China Ltd., Class A	21,500	10,049
Midea Group Co. Ltd., Class A	4,100	46,948
Midea Group Co. Ltd., Class H	8,600	99,547
MINISO Group Holding Ltd.	8,620	39,081
MMG Ltd.(a)(d)	84,000	115,330
Montage Technology Co. Ltd., Class A	1,350	32,085
Muyuan Foods Co. Ltd., Class A	8,678	59,311
NARI Technology Co. Ltd., Class A	9,388	37,336
NAURA Technology Group Co. Ltd., Class A	810	55,611
NetEase Cloud Music, Inc.(a)(b)	1,700	33,520
NetEase, Inc.	34,475	776,556
New China Life Insurance Co. Ltd., Class A	2,200	24,200
New China Life Insurance Co. Ltd., Class H	18,500	130,188
New Oriental Education & Technology Group, Inc.	25,830	142,057
Ningbo Sanxing Medical Electric Co. Ltd., Class A	4,500	17,260
Ningbo Tuopu Group Co. Ltd., Class A	4,300	42,354
Ningxia Baofeng Energy Group Co. Ltd., Class A	9,300	32,424
NIO, Inc., Class A(a)	36,592	180,889
Nongfu Spring Co. Ltd., Class H(b)	39,000	235,296
OFILM Group Co. Ltd., Class A(a)	4,500	6,436
OmniVision Integrated Circuits Group, Inc.	1,475	26,382
Orient Overseas International Ltd.	2,500	47,746
Orient Securities Co. Ltd./China, Class A	8,988	13,230
PDD Holdings, Inc., ADR(a)	13,785	1,429,918
People's Insurance Co. Group of China Ltd. (The), Class A	12,900	16,098
People's Insurance Co. Group of China Ltd. (The), Class H	172,000	140,503
PetroChina Co. Ltd., Class A	24,900	39,467
PetroChina Co. Ltd., Class H	430,000	523,728
Pharmaron Beijing Co. Ltd., Class A	4,300	18,533
PICC Property & Casualty Co. Ltd., Class H	132,322	273,026
Ping An Bank Co. Ltd., Class A	21,500	34,146
Ping An Insurance Group Co. of China Ltd., Class A	12,900	118,481
Ping An Insurance Group Co. of China Ltd., Class H	129,000	1,115,932
Piotech, Inc., Class A	599	32,181
Poly Developments and Holdings Group Co. Ltd., Class A	12,900	12,777

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Pony AI, Inc.(a)	3,700	$55,286
Pop Mart International Group Ltd.(b)	10,600	311,883
Postal Savings Bank of China Co. Ltd., Class A	30,100	21,801
Postal Savings Bank of China Co. Ltd., Class H(b)	172,000	108,232
Power Construction Corp. of China Ltd., Class A	21,500	17,941
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	8,600	47,663
Range Intelligent Computing Technology Group Co. Ltd., Class A	1,600	24,016
Remegen Co. Ltd., Class H(a)(b)	3,500	35,829
Rongsheng Petrochemical Co. Ltd., Class A	10,050	22,826
SAIC Motor Corp. Ltd., Class A	8,600	17,935
Sanan Optoelectronics Co. Ltd., Class A	12,900	31,337
Sany Heavy Industry Co. Ltd., Class A	12,953	43,652
Satellite Chemical Co. Ltd., Class A	4,300	14,634
SDIC Capital Co. Ltd., Class A	8,600	9,343
SDIC Power Holdings Co. Ltd., Class A	8,600	16,606
SenseTime Group, Inc., Class B(a)(b)	536,000	174,996
Seres Group Co. Ltd., Class A	2,700	42,192
SF Holding Co. Ltd., Class A	5,700	31,440
Shaanxi Coal Industry Co. Ltd., Class A	11,905	41,099
Shandong Gold Mining Co. Ltd., Class A	2,880	19,953
Shandong Gold Mining Co. Ltd., Class H(b)	22,000	116,066
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,040	11,466
Shandong Nanshan Aluminum Co. Ltd., Class A	17,200	17,727
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	51,600	33,574
Shanghai Baosight Software Co. Ltd., Class A	4,320	15,206
Shanghai Electric Group Co. Ltd., Class A(a)	16,200	21,445
Shanghai Electric Power Co. Ltd., Class A	4,300	13,694
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,700	18,111
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,300	10,768
Shanghai Pudong Development Bank Co. Ltd., Class A	38,700	54,800
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,300	17,802
Shanghai RAAS Blood Products Co. Ltd., Class A	4,700	4,307
Shanghai Rural Commercial Bank Co. Ltd., Class A	12,900	15,813
Shanghai United Imaging Healthcare Co. Ltd., Class A	1,215	23,097
Shanjin International Gold Co. Ltd., Class A	4,300	19,497
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,500	3,742
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	3,652	7,926
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,360	31,910
Shenergy Co. Ltd., Class A	8,600	10,729
Shengyi Technology Co. Ltd., Class A	2,500	25,153
Shennan Circuits Co. Ltd., Class A	800	33,222
Shenwan Hongyuan Group Co. Ltd., Class A	32,194	23,486
Shenzhen Envicool Technology Co. Ltd., Class A	1,100	17,315
Shenzhen Inovance Technology Co. Ltd., Class A	1,497	15,884
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,400	37,898
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,105
Shenzhen Transsion Holdings Co. Ltd., Class A	1,297	10,904
Shenzhou International Group Holdings Ltd.	17,200	138,323
Sichuan Changhong Electric Co. Ltd., Class A	8,600	12,939
Sichuan Chuantou Energy Co. Ltd., Class A	8,605	18,105
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	900	44,378
Sichuan Road and Bridge Group Co. Ltd., Class A	9,988	14,471
Sino Biopharmaceutical Ltd.	189,000	145,744
Sinoma Science & Technology Co. Ltd., Class A	4,300	31,682
Sinopharm Group Co. Ltd., Class H	17,200	46,372
Security	Shares	Value
China (continued)
Sinotruk Hong Kong Ltd.	13,500	$71,068
Smoore International Holdings Ltd.(b)(d)	43,000	64,985
SooChow Securities Co. Ltd., Class A	12,952	17,519
Sungrow Power Supply Co. Ltd., Class A	2,450	51,438
Sunny Optical Technology Group Co. Ltd.	13,000	96,134
Sunwoda Electronic Co. Ltd., Class A	4,300	16,307
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,100	26,034
Suzhou TFC Optical Communication Co. Ltd., Class A	900	48,106
TAL Education Group, ADR(a)	7,998	84,219
TBEA Co. Ltd., Class A	6,760	29,868
TCL Technology Group Corp., Class A	32,350	23,393
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	10,750	16,139
Tencent Holdings Ltd.	122,924	8,087,640
Tencent Music Entertainment Group, ADR	10,990	160,454
Tianfeng Securities Co. Ltd., Class A(a)	17,600	10,509
Tianqi Lithium Corp., Class A(a)	3,600	29,686
Tianshan Aluminum Group Co. Ltd., Class A	8,600	22,124
Tianshui Huatian Technology Co. Ltd., Class A	11,100	24,503
Tingyi Cayman Islands Holding Corp.	38,000	63,458
Tongcheng Travel Holdings Ltd.	27,600	72,708
TongFu Microelectronics Co. Ltd., Class A	2,800	21,152
Tongling Nonferrous Metals Group Co. Ltd., Class A	21,500	24,829
Tongwei Co. Ltd., Class A(a)	5,995	15,742
Trina Solar Co. Ltd., Class A(a)	3,100	8,622
Trip.com Group Ltd.	12,200	633,157
Tsingtao Brewery Co. Ltd., Class H	12,000	81,186
UBTech Robotics Corp. Ltd., Class H(a)	3,650	56,378
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	12,760
Unisplendour Corp. Ltd., Class A	7,280	27,479
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	605	24,424
Victory Giant Technology Huizhou Co. Ltd., Class A	1,000	44,332
Vipshop Holdings Ltd., ADR	5,954	103,719
Wanhua Chemical Group Co. Ltd., Class A	4,300	58,202
Want Want China Holdings Ltd.	86,000	53,864
Weichai Power Co. Ltd., Class A	4,300	17,433
Weichai Power Co. Ltd., Class H	45,100	187,675
Wens Foodstuff Group Co. Ltd., Class A	6,140	14,301
Western Mining Co. Ltd., Class A	4,456	22,482
Western Securities Co. Ltd., Class A	8,600	10,019
Wingtech Technology Co. Ltd., Class A(a)	2,300	11,230
Wintime Energy Group Co. Ltd., Class A(a)	30,100	8,016
Wuhan Guide Infrared Co. Ltd., Class A(a)	13,524	30,624
Wuliangye Yibin Co. Ltd., Class A	4,600	69,697
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,160	38,382
WuXi AppTec Co. Ltd., Class A	4,328	61,829
WuXi AppTec Co. Ltd., Class H(b)	6,887	104,519
Wuxi Biologics Cayman, Inc.(a)(b)	64,500	331,158
WuXi XDC Cayman, Inc.(a)	6,000	48,472
XCMG Construction Machinery Co. Ltd., Class A	15,500	27,672
Xiaomi Corp., Class B(a)(b)	335,800	1,485,213
Xinyi Solar Holdings Ltd.	98,000	43,177
XPeng, Inc., Class A(a)	23,826	208,871
XtalPi Holdings Ltd.(a)	31,000	40,885
Yadea Group Holdings Ltd.(b)	24,000	34,929
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(b)	7,500	141,646
Yankuang Energy Group Co. Ltd., Class A	6,560	16,943
Yankuang Energy Group Co. Ltd., Class H	55,900	99,905
Yonghui Superstores Co. Ltd., Class A(a)	12,900	7,991
Yonyou Network Technology Co. Ltd., Class A(a)	4,630	9,590
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yum China Holdings, Inc.	7,215	$399,158
Yunnan Aluminium Co. Ltd., Class A	4,475	20,309
Yunnan Baiyao Group Co. Ltd., Class A	4,308	35,199
Yutong Bus Co. Ltd., Class A	4,300	18,608
Zangge Mining Co. Ltd., Class A	1,800	22,542
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	900	21,414
Zhaojin Mining Industry Co. Ltd., Class H	33,000	145,464
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	8,500	22,773
Zhejiang China Commodities City Group Co. Ltd., Class A	4,300	9,321
Zhejiang Chint Electrics Co. Ltd., Class A	4,300	20,684
Zhejiang Dahua Technology Co. Ltd., Class A	4,300	12,054
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,200	25,156
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,300	18,654
Zhejiang Juhua Co. Ltd., Class A	4,300	26,026
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	9,600	50,068
Zhejiang Longsheng Group Co. Ltd., Class A	4,300	10,270
Zhejiang NHU Co. Ltd., Class A	4,343	19,926
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	4,300	10,222
Zhejiang Weiming Environment Protection Co. Ltd., Class A	4,300	17,647
Zhejiang Zheneng Electric Power Co. Ltd., Class A	12,900	10,021
Zheshang Securities Co. Ltd., Class A	5,300	8,234
Zhongji Innolight Co. Ltd., Class A	1,240	95,981
Zhongjin Gold Corp. Ltd., Class A	4,300	20,041
Zhongtai Securities Co. Ltd., Class A	12,100	11,296
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,600	48,689
Zijin Gold International Co. Ltd.(a)	4,300	126,869
Zijin Mining Group Co. Ltd., Class A	25,800	148,862
Zijin Mining Group Co. Ltd., Class H	115,000	658,244
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	11,700	17,018
ZTE Corp., Class A	4,300	24,174
ZTE Corp., Class H(d)	17,248	59,761
ZTO Express Cayman, Inc.	6,540	157,893
		54,033,593
India — 31.0%
ABB India Ltd.	1,075	71,809
Adani Enterprises Ltd.	3,053	72,653
Adani Ports & Special Economic Zone Ltd.	10,707	179,243
Adani Power Ltd.(a)	60,655	93,580
Aditya Birla Capital Ltd.(a)	15,072	57,094
Alkem Laboratories Ltd.	851	52,775
Ambuja Cements Ltd.	12,384	68,061
APL Apollo Tubes Ltd.	3,578	87,984
Apollo Hospitals Enterprise Ltd.	2,053	176,818
Ashok Leyland Ltd.	60,200	139,792
Asian Paints Ltd.	7,081	185,298
Astral Ltd.	2,555	46,891
AU Small Finance Bank Ltd.(b)	7,596	79,981
Aurobindo Pharma Ltd.	4,859	65,389
Avenue Supermarts Ltd.(a)(b)	3,182	134,945
Axis Bank Ltd.	43,757	666,495
Bajaj Auto Ltd.	1,290	141,529
Bajaj Finance Ltd.	54,732	600,252
Bajaj Finserv Ltd.	7,701	168,885
Bajaj Holdings & Investment Ltd.	559	66,455
Balkrishna Industries Ltd.	1,530	40,149
Bank of Baroda	20,683	73,272
Bharat Electronics Ltd.	70,010	342,800
Security	Shares	Value
India (continued)
Bharat Forge Ltd.	4,888	$102,907
Bharat Heavy Electricals Ltd.	21,328	62,148
Bharat Petroleum Corp. Ltd.	30,530	129,342
Bharti Airtel Ltd.	49,594	1,026,833
Bosch Ltd.	146	58,477
Britannia Industries Ltd.	2,107	139,017
BSE Ltd.	2,331	69,546
Canara Bank	37,367	64,690
CG Power & Industrial Solutions Ltd.	13,689	109,136
Cholamandalam Investment and Finance Co. Ltd.	8,428	160,579
Cipla Ltd./India	10,805	160,454
Coal India Ltd.	34,089	161,496
Colgate-Palmolive India Ltd.	2,052	50,886
Coromandel International Ltd.	2,537	61,958
Cummins India Ltd.	2,752	148,407
Dabur India Ltd.	9,546	54,440
Divi's Laboratories Ltd.	2,304	162,621
Dixon Technologies India Ltd.	731	84,741
DLF Ltd.	14,801	98,346
Dr Reddy's Laboratories Ltd.	10,191	144,608
Eicher Motors Ltd.	2,666	234,922
Eternal Ltd.(a)	48,529	131,326
Fortis Healthcare Ltd.	9,331	96,875
FSN E-Commerce Ventures Ltd.(a)	24,639	72,210
GAIL India Ltd.	45,968	85,776
GE Vernova T&D India Ltd.	2,487	105,252
GMR Airports Ltd.(a)	52,546	58,220
Godrej Consumer Products Ltd.	7,869	105,399
Godrej Properties Ltd.(a)	2,892	55,075
Grasim Industries Ltd.	5,234	161,171
Havells India Ltd.	4,499	69,090
HCL Technologies Ltd.	18,748	286,966
HDFC Asset Management Co. Ltd.(b)	3,784	112,311
HDFC Bank Ltd.	215,696	2,108,429
HDFC Life Insurance Co. Ltd.(b)	19,019	149,636
Hero MotoCorp Ltd.	2,383	149,734
Hindalco Industries Ltd.	26,409	268,768
Hindustan Aeronautics Ltd.	4,012	172,570
Hindustan Petroleum Corp. Ltd.	19,307	93,124
Hindustan Unilever Ltd.	15,652	402,428
Hitachi Energy India Ltd.	265	74,532
Hyundai Motor India Ltd.	3,182	75,737
ICICI Bank Ltd.	99,045	1,506,148
ICICI Lombard General Insurance Co. Ltd.(b)	4,644	97,193
ICICI Prudential Life Insurance Co. Ltd.(b)	6,708	48,297
IDFC First Bank Ltd.	73,022	59,028
Indian Hotels Co. Ltd. (The), Class A	16,836	123,631
Indian Oil Corp. Ltd.	55,126	113,624
Indus Towers Ltd.(a)	26,301	131,774
IndusInd Bank Ltd.(a)	11,352	119,451
Info Edge India Ltd.	6,931	78,507
Infosys Ltd.	64,640	926,477
InterGlobe Aviation Ltd.(b)	3,714	197,614
ITC Ltd.	55,244	190,631
Jindal Stainless Ltd.	5,942	50,797
Jindal Steel Ltd.	7,224	98,918
Jio Financial Services Ltd.	55,350	155,637
JSW Energy Ltd.	8,789	47,148
JSW Steel Ltd.	11,911	165,898
Jubilant Foodworks Ltd.	7,138	40,824
Kalyan Jewellers India Ltd.	8,430	38,061
Kotak Mahindra Bank Ltd.	106,767	487,943

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
L&T Finance Ltd.	16,815	$52,535
Larsen & Toubro Ltd.	13,072	614,983
Lodha Developers Ltd.(b)	5,916	64,380
LTIMindtree Ltd.(b)	1,488	73,212
Lupin Ltd.	4,645	118,063
Mahindra & Mahindra Ltd.	16,849	629,755
Mankind Pharma Ltd.	2,580	63,835
Marico Ltd.	9,417	81,656
Maruti Suzuki India Ltd.	2,470	403,782
Max Healthcare Institute Ltd.	11,459	137,931
Mphasis Ltd.	2,398	60,619
MRF Ltd.	43	66,678
Muthoot Finance Ltd.	2,494	92,045
Nestle India Ltd.	12,562	178,502
NHPC Ltd., NVS	59,134	48,988
NMDC Ltd.	61,275	55,140
NTPC Ltd.	84,409	354,791
Oberoi Realty Ltd.	2,538	42,538
Oil & Natural Gas Corp. Ltd.	58,965	181,730
Oil India Ltd.	9,030	48,150
One 97 Communications Ltd., NVS(a)	7,902	95,549
Oracle Financial Services Software Ltd.	430	32,907
Page Industries Ltd.	129	45,580
PB Fintech Ltd.(a)	6,966	113,510
Persistent Systems Ltd., NVS	2,164	112,932
Petronet LNG Ltd.	14,749	52,441
Phoenix Mills Ltd.(The)	4,042	73,795
PI Industries Ltd.	1,505	51,644
Pidilite Industries Ltd.	6,214	102,001
Polycab India Ltd.	1,078	102,138
Power Finance Corp. Ltd.	30,146	137,287
Power Grid Corp. of India Ltd.	88,432	290,784
Prestige Estates Projects Ltd.	3,516	53,869
Punjab National Bank	43,731	62,277
Rail Vikas Nigam Ltd.	10,578	36,813
REC Ltd.	21,371	82,308
Reliance Industries Ltd.	117,629	1,805,292
Samvardhana Motherson International Ltd.	86,200	126,509
SBI Cards & Payment Services Ltd.	5,762	49,143
SBI Life Insurance Co. Ltd.(b)	8,901	199,459
Shree Cement Ltd.	183	52,456
Shriram Finance Ltd.	28,208	335,384
Siemens Energy India Ltd., NVS	1,740	56,130
Siemens Ltd.	1,892	71,163
Solar Industries India Ltd.	559	83,103
SRF Ltd.	2,795	78,859
State Bank of India	34,965	462,297
Sun Pharmaceutical Industries Ltd.	18,590	356,391
Sundaram Finance Ltd.	1,290	78,246
Supreme Industries Ltd.	1,161	50,814
Suzlon Energy Ltd.(a)	194,696	91,490
Swiggy Ltd.(a)	25,985	86,377
Tata Communications Ltd.	2,159	37,928
Tata Consultancy Services Ltd.	17,573	510,729
Tata Consumer Products Ltd.	11,590	145,428
Tata Motors Ltd./new, NVS(a)	39,756	220,813
Tata Motors Passenger Vehicles Limited	38,251	161,100
Tata Power Co. Ltd.(The)	31,906	132,650
Tata Steel Ltd.	145,770	340,827
Tech Mahindra Ltd.	10,793	161,514
Titan Co. Ltd.	5,934	282,675
Torrent Pharmaceuticals Ltd.	2,322	110,754
Security	Shares	Value
India (continued)
Torrent Power Ltd.	3,440	$59,362
Trent Ltd.	3,516	151,077
Tube Investments of India Ltd.	2,064	62,449
TVS Motor Co. Ltd.	4,601	195,962
UltraTech Cement Ltd.	2,308	321,797
Union Bank of India Ltd.	31,175	69,394
United Spirits Ltd.	5,203	78,969
UPL Ltd.	9,297	65,224
Varun Beverages Ltd.	26,660	132,498
Vedanta Ltd.	25,431	201,140
Vishal Mega Mart Ltd.(a)	36,814	47,847
Vodafone Idea Ltd.(a)	524,858	61,203
Voltas Ltd.	4,472	76,760
WAAREE Energies Ltd.	1,879	55,957
Wipro Ltd.	50,973	112,960
Yes Bank Ltd.(a)	296,614	67,613
Zydus Lifesciences Ltd.	3,225	32,821
		29,105,646
Russia — 0.0%
Alrosa PJSC(a)(c)	83,790	11
Mobile TeleSystems PJSC(a)(c)	16,644	2
Moscow Exchange MICEX-RTS PJSC(a)(c)	41,040	5
Ozon Holdings PLC, ADR(a)(c)	1,881	—
PhosAgro PJSC(a)(c)	28	—
PhosAgro PJSC, GDR(a)(c)	1	—
Polyus PJSC(a)(c)	10,830	—
Rosneft Oil Co. PJSC(a)(c)	37,278	5
Sberbank of Russia PJSC(a)(c)	331,170	43
Severstal PAO(a)(c)	6,669	1
TCS Group Holding PLC, GDR(a)(c)	3,884	1
United Co. RUSAL International PJSC(a)(c)	95,760	12
VK Co. Ltd.(a)(c)	4,446	1
VTB Bank PJSC(a)(c)	30,668	—
X5 Retail Group NV, GDR(a)(c)	2,622	—
		81
Total Common Stocks — 96.8% (Cost: $84,169,724)		90,805,411
Preferred Stocks
Brazil — 2.9%
Axia Energia
Preference Shares, NVS	4,214	54,959
Preference Shares, NVS	7,290	83,954
Banco Bradesco SA, Preference Shares, NVS	105,558	435,493
Cia Energetica de Minas Gerais, Preference Shares, NVS	31,863	75,019
Gerdau SA, Preference Shares, NVS	24,661	100,972
Itau Unibanco Holding SA, Preference Shares, NVS	100,438	916,510
Itausa SA, Preference Shares, NVS	114,350	318,302
Klabin SA, 0.00%	1	1
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	90,371	693,317
		2,678,527
India — 0.0%
TVS Motor Co. Ltd., 6.00%	18,984	2,086
Total Preferred Stocks — 2.9% (Cost: $1,245,565)		2,680,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	2,161	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $85,415,289)		93,486,024
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	738,702	739,072
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	1,710,000	1,710,000
Total Short-Term Securities — 2.6% (Cost: $2,448,968)		2,449,072
Total Investments — 102.3% (Cost: $87,864,257)		95,935,096
Liabilities in Excess of Other Assets — (2.3)%		(2,183,774)
Net Assets — 100.0%		$93,751,322

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$596,281	$142,609 (a)	$—	$197	$(15)	$739,072	738,702	$8,156 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,000	150,000 (a)	—	—	—	1,710,000	1,710,000	31,613	—
				$197	$(15)	$2,449,072		$39,769	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	4	03/20/26	$130	$(2,856)
MSCI Emerging Markets Index	1	03/20/26	80	1,712
				$(1,144)

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,712	$—	$—	$—	$1,712
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,856	$—	$—	$—	$2,856

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,633	$—	$—	$—	$3,633
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,903)	$—	$—	$—	$(2,903)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$156,716
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,176,349	$78,628,981	$81	$90,805,411
Preferred Stocks	2,678,527	2,086	—	2,680,613
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	2,449,072	—	—	2,449,072
	$17,303,948	$78,631,067	$81	$95,935,096
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,712	$—	$—	$1,712
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI BIC ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(2,856)	$—	$(2,856)
	$1,712	$(2,856)	$—	$(1,144)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 31.6%
360 Security Technology, Inc., Class A	182,099	$329,032
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	70,976	253,039
3SBio, Inc.(a)	415,500	1,171,281
AAC Technologies Holdings, Inc.	177,500	843,725
ACM Research Shanghai, Inc., Class A	11,852	296,733
Advanced Micro-Fabrication Equipment, Inc./China, Class A	11,875	609,240
AECC Aviation Power Co. Ltd., Class A	38,400	319,391
Agricultural Bank of China Ltd., Class A	1,097,400	1,023,687
Agricultural Bank of China Ltd., Class H	5,664,000	3,835,071
Aier Eye Hospital Group Co. Ltd., Class A	275,408	424,974
Air China Ltd., Class A(b)	274,100	336,159
Akeso, Inc.(a)(b)	139,000	1,893,689
Alibaba Group Holding Ltd.	3,428,920	62,052,272
Alibaba Health Information Technology Ltd.(b)	1,286,000	914,066
Aluminum Corp. of China Ltd., Class A	269,100	537,594
Aluminum Corp. of China Ltd., Class H	828,000	1,493,090
Amlogic Shanghai Co. Ltd., Class A(b)	10,875	150,158
Anhui Conch Cement Co. Ltd., Class A	100,000	372,664
Anhui Conch Cement Co. Ltd., Class H	263,500	825,709
Anhui Gujing Distillery Co. Ltd., Class A	13,900	245,403
Anhui Gujing Distillery Co. Ltd., Class B	225	1,995
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(b)	59,600	475,300
ANTA Sports Products Ltd.	248,600	2,690,081
Avary Holding Shenzhen Co. Ltd., Class A	51,500	441,514
AviChina Industry & Technology Co. Ltd., Class H	757,000	411,064
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	247,700	288,085
Baidu, Inc., Class A(b)	461,642	7,170,840
Bank of Beijing Co. Ltd., Class A	414,600	325,717
Bank of Chengdu Co. Ltd., Class A	131,100	308,910
Bank of China Ltd., Class A	601,800	463,044
Bank of China Ltd., Class H	14,562,000	8,617,051
Bank of Communications Co. Ltd., Class A	761,100	726,456
Bank of Communications Co. Ltd., Class H	1,712,000	1,498,295
Bank of Hangzhou Co. Ltd., Class A	184,400	436,753
Bank of Jiangsu Co. Ltd., Class A	265,558	400,610
Bank of Nanjing Co. Ltd., Class A	255,800	419,445
Bank of Ningbo Co. Ltd., Class A	123,900	565,066
Bank of Shanghai Co. Ltd., Class A	285,470	402,771
Baoshan Iron & Steel Co. Ltd., Class A	265,500	278,599
Beijing Compass Technology Development Co. Ltd., Class A(b)	17,500	295,599
Beijing Enlight Media Co. Ltd., Class A	63,100	180,383
Beijing Enterprises Holdings Ltd.	111,500	501,463
Beijing Kingsoft Office Software, Inc., Class A	7,921	347,870
Beijing New Building Materials PLC, Class A	75,800	309,149
Beijing Tong Ren Tang Co. Ltd., Class A	80,600	361,480
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(b)	55,160	329,901
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	637,200	459,375
BeOne Medicines Ltd., Class H(b)	180,775	4,462,682
Bilibili, Inc., Class Z(b)	55,347	1,544,992
BOC Aviation Ltd.(a)	53,100	589,711
BOE Technology Group Co. Ltd., Class A	768,000	500,952
Bosideng International Holdings Ltd.	1,242,000	769,928
BYD Co. Ltd., Class A	75,200	976,625
Security	Shares	Value
China (continued)
BYD Co. Ltd., Class H	745,700	$8,989,485
BYD Electronic International Co. Ltd.	201,500	826,798
C&D International Investment Group Ltd.	250,000	483,417
Caitong Securities Co. Ltd., Class A	283,780	358,997
Cambricon Technologies Corp. Ltd., Class A(b)	6,236	1,068,195
CCOOP Group Co. Ltd., Class A(b)	867,700	292,148
CGN Power Co. Ltd., Class H(a)	2,301,000	923,448
Changjiang Securities Co. Ltd., Class A	306,800	354,890
Chaozhou Three-Circle Group Co. Ltd., Class A	53,199	488,895
China CITIC Bank Corp. Ltd., Class A	241,500	253,331
China CITIC Bank Corp. Ltd., Class H	1,806,000	1,661,694
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	3,009,000	326,322
China Coal Energy Co. Ltd., Class H	492,000	817,059
China Common Rich Renewable Energy Investments Ltd., NVS(b)(c)	2,513	—
China Construction Bank Corp., Class A	300,950	376,705
China Construction Bank Corp., Class H	19,538,000	19,877,838
China CSSC Holdings Ltd., Class A	110,862	609,634
China Eastern Airlines Corp. Ltd., Class A(b)	435,072	363,475
China Everbright Bank Co. Ltd., Class A	884,300	417,410
China Feihe Ltd.(a)(d)	1,062,000	515,102
China Galaxy Securities Co. Ltd., Class A	106,200	225,820
China Galaxy Securities Co. Ltd., Class H	797,000	1,006,474
China Gas Holdings Ltd.	711,200	735,790
China Gold International Resources Corp. Ltd.	51,200	1,340,449
China Great Wall Securities Co. Ltd., Class A	202,200	291,786
China Hongqiao Group Ltd.	627,000	2,828,070
China International Capital Corp. Ltd., Class A	75,300	379,750
China International Capital Corp. Ltd., Class H(a)	424,800	1,094,778
China Jushi Co. Ltd., Class A	107,000	420,262
China Life Insurance Co. Ltd., Class A	39,000	252,541
China Life Insurance Co. Ltd., Class H	1,547,000	6,205,978
China Literature Ltd.(a)(b)	23,800	95,886
China Longyuan Power Group Corp. Ltd., Class H	691,000	667,520
China Mengniu Dairy Co. Ltd.	636,000	1,310,566
China Merchants Bank Co. Ltd., Class A	265,500	1,498,364
China Merchants Bank Co. Ltd., Class H	796,831	4,956,845
China Merchants Energy Shipping Co. Ltd., Class A	185,844	439,903
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	164,300	232,009
China Merchants Port Holdings Co. Ltd.	284,000	634,548
China Merchants Securities Co. Ltd., Class A	123,970	299,634
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	179,375	258,883
China Minsheng Banking Corp. Ltd., Class A	566,600	320,369
China Minsheng Banking Corp. Ltd., Class H	1,504,660	777,506
China National Building Material Co. Ltd., Class H	856,000	742,184
China National Chemical Engineering Co. Ltd., Class A	298,100	405,907
China National Nuclear Power Co. Ltd., Class A	300,900	373,678
China Nonferrous Mining Corp Ltd.	323,000	617,382
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	68,500	622,961
China Oilfield Services Ltd., Class H	444,000	573,352
China Overseas Land & Investment Ltd.	797,500	1,456,919
China Pacific Insurance Group Co. Ltd., Class A	108,600	645,149
China Pacific Insurance Group Co. Ltd., Class H	552,000	2,526,481
China Petroleum & Chemical Corp., Class A	477,900	450,219
China Petroleum & Chemical Corp., Class H	4,602,600	3,202,805
China Power International Development Ltd.	1,062,000	444,824
China Railway Group Ltd., Class A	514,996	472,703
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Railway Group Ltd., Class H	887,000	$586,970
China Resources Beer Holdings Co. Ltd.	356,000	1,251,062
China Resources Gas Group Ltd.	194,700	521,697
China Resources Land Ltd.	673,777	2,723,185
China Resources Microelectronics Ltd., Class A	42,742	355,003
China Resources Mixc Lifestyle Services Ltd.(a)	141,600	858,429
China Resources Power Holdings Co. Ltd.(d)	428,000	1,020,366
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	39,810	167,590
China Ruyi Holdings Ltd.(b)	2,884,000	748,643
China Shenhua Energy Co. Ltd., Class A	102,400	630,427
China Shenhua Energy Co. Ltd., Class H	690,000	3,956,107
China Southern Airlines Co. Ltd., Class A(b)	253,400	271,268
China State Construction Engineering Corp. Ltd., Class A	497,140	365,056
China State Construction International Holdings Ltd.	348,000	413,315
China Taiping Insurance Holdings Co. Ltd.	334,500	974,040
China Three Gorges Renewables Group Co. Ltd., Class A	614,500	372,537
China Tourism Group Duty Free Corp. Ltd., Class A	35,400	415,661
China Tower Corp. Ltd., Class H(a)	906,200	1,289,455
China United Network Communications Ltd., Class A	442,451	317,026
China Vanke Co. Ltd., Class A(b)	245,000	172,760
China Yangtze Power Co. Ltd., Class A	292,100	1,108,434
China Zheshang Bank Co. Ltd., Class A	780,110	338,738
Chongqing Changan Automobile Co. Ltd., Class A	188,812	304,132
Chongqing Rural Commercial Bank Co. Ltd., Class A	335,700	317,554
Chongqing Rural Commercial Bank Co. Ltd., Class H	522,000	392,998
Chongqing Zhifei Biological Products Co. Ltd., Class A(b)	55,150	138,917
Chow Tai Fook Jewellery Group Ltd.	496,800	829,841
CITIC Ltd.	885,000	1,410,796
CITIC Securities Co. Ltd., Class A	143,090	570,319
CITIC Securities Co. Ltd., Class H	349,725	1,251,831
CMOC Group Ltd., Class A	274,400	958,059
CMOC Group Ltd., Class H	804,000	2,473,455
CNGR Advanced Material Co. Ltd., Class A	35,654	298,044
Contemporary Amperex Technology Co. Ltd., Class A	55,126	2,740,637
Contemporary Amperex Technology Co. Ltd., Class H(d)	21,100	1,333,319
Cosco Shipping Energy Transportation Co. Ltd., Class A	100,900	302,662
Cosco Shipping Holdings Co. Ltd., Class A	225,950	493,983
Cosco Shipping Holdings Co. Ltd., Class H	531,950	1,032,267
CRRC Corp. Ltd., Class A	428,000	391,939
CRRC Corp. Ltd., Class H	891,000	659,696
CSC Financial Co. Ltd., Class A	94,600	328,558
CSPC Innovation Pharmaceutical Co. Ltd., Class A	57,200	275,228
CSPC Pharmaceutical Group Ltd.	1,725,200	2,171,694
Daqin Railway Co. Ltd., Class A	265,500	197,335
Dongfang Electric Corp. Ltd., Class A	53,100	286,427
Dongfeng Motor Group Co. Ltd., Class H(b)	526,000	658,026
Dongxing Securities Co. Ltd., Class A	155,000	314,961
East Money Information Co. Ltd., Class A	243,398	798,272
Eastroc Beverage Group Co. Ltd., Class A	11,700	411,685
Ecovacs Robotics Co. Ltd., Class A	21,300	214,855
ENN Energy Holdings Ltd.	166,400	1,459,904
ENN Natural Gas Co. Ltd., Class A	76,000	225,795
Security	Shares	Value
China (continued)
Eoptolink Technology, Inc. Ltd., Class A	15,000	$783,044
Eve Energy Co. Ltd., Class A	39,800	360,788
Everbright Securities Co. Ltd., Class A	155,600	377,035
Far East Horizon Ltd.	540,000	533,642
Focus Media Information Technology Co. Ltd., Class A	378,600	389,721
Foshan Haitian Flavouring & Food Co. Ltd., Class A	70,798	370,700
Founder Securities Co. Ltd., Class A	327,952	366,806
Foxconn Industrial Internet Co. Ltd., Class A	177,200	1,431,515
Fuyao Glass Industry Group Co. Ltd., Class A	30,700	269,724
Fuyao Glass Industry Group Co. Ltd., Class H(a)	141,600	1,175,038
Ganfeng Lithium Group Co. Ltd., Class A	35,420	376,837
Ganfeng Lithium Group Co. Ltd., Class H(a)	108,400	950,174
GCL Technology Holdings Ltd.(b)	5,909,000	903,482
GD Power Development Co. Ltd., Class A	546,600	391,177
GDS Holdings Ltd., Class A(b)	250,000	1,295,108
Geely Automobile Holdings Ltd.	1,327,000	2,739,352
GEM Co. Ltd., Class A	276,900	399,415
Genscript Biotech Corp.(b)	336,000	512,039
GF Securities Co. Ltd., Class A	137,300	416,749
GF Securities Co. Ltd., Class H	255,200	560,431
Giant Biogene Holding Co. Ltd.(a)(d)	105,200	428,306
Giant Network Group Co. Ltd., Class A	57,000	307,839
GigaDevice Semiconductor, Inc., Class A	10,200	444,454
GoerTek, Inc., Class A	86,800	342,649
Goldwind Science & Technology Co. Ltd., Class A	71,102	294,145
Gotion High-tech Co. Ltd., Class A	51,400	283,213
Great Wall Motor Co. Ltd., Class H	535,500	877,460
Gree Electric Appliances, Inc. of Zhuhai, Class A	62,400	340,382
Guangdong Haid Group Co. Ltd., Class A	38,200	305,172
Guangdong Investment Ltd.	818,000	796,790
Guangzhou Automobile Group Co. Ltd., Class A	212,500	248,986
Guangzhou Tinci Materials Technology Co. Ltd., Class A	44,000	271,027
Guosen Securities Co. Ltd., Class A	215,600	394,508
Guotai Haitong Securities Co. Ltd.	180,350	497,381
Guotai Haitong Securities Co. Ltd., Class H(a)	426,528	868,596
Guoyuan Securities Co. Ltd., Class A	321,540	389,556
H World Group Ltd., ADR	40,887	2,240,609
Haidilao International Holding Ltd.(a)(d)	354,000	794,631
Haier Smart Home Co. Ltd., Class A	133,100	497,853
Haier Smart Home Co. Ltd., Class A	511,400	1,736,564
Hainan Airlines Holding Co. Ltd., Class A(b)	1,168,100	289,098
Hainan Airport Infrastructure Co. Ltd., Class A	486,100	300,895
Haitian International Holdings Ltd.	177,000	571,982
Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,000	273,298
Hangzhou First Applied Material Co. Ltd., Class A	55,989	147,637
Hangzhou Silan Microelectronics Co. Ltd., Class A	79,600	373,081
Hansoh Pharmaceutical Group Co. Ltd.(a)	332,000	1,478,058
Henan Shuanghui Investment & Development Co. Ltd., Class A	94,556	362,045
Hengan International Group Co. Ltd.	186,500	693,837
Hengli Petrochemical Co. Ltd., Class A	150,900	564,910
Hengtong Optic-Electric Co. Ltd., Class A	47,600	328,448
Hesai Group(b)	30,560	832,308
Hithink RoyalFlush Information Network Co. Ltd., Class A	9,700	469,110
Horizon Robotics(b)	1,062,000	1,113,997
Hua Hong Semiconductor Ltd.(a)(b)	172,000	2,119,025
Huadian Power International Corp. Ltd., Class A	373,200	277,307
Huadong Medicine Co. Ltd., Class A	35,472	185,639

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Huaneng Power International, Inc., Class A	213,600	$225,390
Huaneng Power International, Inc., Class H	1,014,000	780,697
Huaqin Technology Co. Ltd., Class A	17,700	236,935
Huatai Securities Co. Ltd., Class A	141,600	440,684
Huatai Securities Co. Ltd., Class H(a)	311,000	665,119
Huaxia Bank Co. Ltd., Class A	329,000	320,732
Huayu Automotive Systems Co. Ltd., Class A	128,500	361,666
Huizhou Desay Sv Automotive Co. Ltd., Class A	14,100	254,450
Hunan Valin Steel Co. Ltd., Class A	330,400	322,804
Hundsun Technologies, Inc., Class A	40,875	178,673
Hygon Information Technology Co. Ltd., Class A	32,779	1,243,318
IEIT Systems Co. Ltd., Class A	38,400	356,350
Iflytek Co. Ltd., Class A	58,900	477,783
Industrial & Commercial Bank of China Ltd., Class A	831,900	838,962
Industrial & Commercial Bank of China Ltd., Class H	13,190,000	10,848,218
Industrial Bank Co. Ltd., Class A	303,100	808,903
Industrial Securities Co. Ltd., Class A	300,040	294,976
Ingenic Semiconductor Co. Ltd., Class A	18,400	356,327
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,030,100	486,407
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	324,300	283,721
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	35,800	288,227
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	88,600	336,571
Inner Mongolia Yitai Coal Co. Ltd., Class B	212,400	432,201
Innovent Biologics, Inc.(a)(b)	308,000	3,351,001
J&T Global Express Ltd.(b)	562,600	738,541
JA Solar Technology Co. Ltd., Class A(b)	145,588	256,236
JCET Group Co. Ltd., Class A	58,000	405,946
JD Health International, Inc.(a)(b)	240,750	1,742,444
JD Logistics, Inc.(a)(b)	477,300	678,477
JD.com, Inc., Class A	495,844	6,582,668
Jiangsu Eastern Shenghong Co. Ltd., Class A(b)	233,800	443,463
Jiangsu Expressway Co. Ltd., Class H	440,000	572,539
Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,720	406,567
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	91,876	755,308
Jiangsu King's Luck Brewery JSC Ltd., Class A	61,000	277,642
Jiangsu Yanghe Distillery Co. Ltd., Class A	35,903	278,272
Jiangsu Zhongtian Technology Co. Ltd., Class A	129,600	548,680
Jiangxi Copper Co. Ltd., Class A	53,300	450,575
Jiangxi Copper Co. Ltd., Class H	229,000	1,328,410
Jinko Solar Co. Ltd., Class A(b)	227,793	249,955
Kanzhun Ltd., ADR	75,933	1,221,003
KE Holdings, Inc., Class A	435,158	2,397,505
Kingdee International Software Group Co. Ltd.(b)	747,000	958,543
Kingsoft Corp. Ltd.	257,000	853,526
Kuaishou Technology(a)	552,000	4,377,102
Kuang-Chi Technologies Co. Ltd., Class A(b)	30,300	211,588
Kunlun Energy Co. Ltd.	810,000	868,276
Kunlun Tech Co. Ltd., Class A(b)	41,600	369,572
Kweichow Moutai Co. Ltd., Class A	15,218	3,225,200
Laopu Gold Co. Ltd., Class H(d)	5,600	514,927
LB Group Co. Ltd., Class A	146,300	498,078
Legend Biotech Corp., ADR(b)	15,053	286,007
Lenovo Group Ltd.(d)	1,672,000	2,063,787
Lens Technology Co. Ltd., Class A	101,300	517,909
Li Auto, Inc., Class A(b)(d)	263,848	2,316,631
Li Ning Co. Ltd.	482,000	1,381,076
Security	Shares	Value
China (continued)
Lingyi iTech Guangdong Co., Class A	173,200	$387,281
Longfor Group Holdings Ltd.(a)(d)	442,500	560,250
LONGi Green Energy Technology Co. Ltd., Class A(b)	188,322	502,243
Luxshare Precision Industry Co. Ltd., Class A	110,041	802,404
Luzhou Laojiao Co. Ltd., Class A	23,900	384,504
Mango Excellent Media Co. Ltd., Class A	65,100	231,933
Maxscend Microelectronics Co. Ltd., Class A	26,825	313,207
Meitu, Inc.(a)	936,500	674,560
Meituan, Class B(a)(b)	1,013,550	10,436,521
Metallurgical Corp. of China Ltd., Class A	544,900	254,677
Midea Group Co. Ltd., Class A	68,000	778,649
Midea Group Co. Ltd., Class H	80,700	934,122
MINISO Group Holding Ltd.	119,540	541,966
MMG Ltd.(b)	1,032,000	1,416,912
Montage Technology Co. Ltd., Class A	21,586	513,031
Muyuan Foods Co. Ltd., Class A	90,711	619,972
NARI Technology Co. Ltd., Class A	108,993	433,468
National Silicon Industry Group Co. Ltd., Class A(b)	127,200	401,712
NAURA Technology Group Co. Ltd., Class A	11,520	790,911
NetEase Cloud Music, Inc.(a)(b)(d)	26,550	523,510
NetEase, Inc.	358,500	8,075,277
New China Life Insurance Co. Ltd., Class A	44,500	489,510
New China Life Insurance Co. Ltd., Class H	199,700	1,405,331
New Hope Liuhe Co. Ltd., Class A	282,400	358,391
New Oriental Education & Technology Group, Inc.	300,660	1,653,537
Ningbo Deye Technology Co. Ltd., Class A	22,272	338,844
Ningbo Orient Wires & Cables Co. Ltd., Class A	17,700	152,598
Ningbo Tuopu Group Co. Ltd., Class A	39,145	385,567
Ningxia Baofeng Energy Group Co. Ltd., Class A	154,300	537,965
NIO, Inc., Class A(b)	399,919	1,976,965
Nongfu Spring Co. Ltd., Class H(a)	408,000	2,461,554
OFILM Group Co. Ltd., Class A(b)	184,700	264,146
OmniVision Integrated Circuits Group, Inc.	24,530	438,745
Orient Overseas International Ltd.(d)	36,000	687,540
Orient Securities Co. Ltd./China, Class A	177,244	260,902
PDD Holdings, Inc., ADR(b)	144,862	15,026,535
People's Insurance Co. Group of China Ltd. (The), Class A	142,900	178,322
People's Insurance Co. Group of China Ltd. (The), Class H	1,948,000	1,591,275
PetroChina Co. Ltd., Class A	300,900	476,937
PetroChina Co. Ltd., Class H	4,284,000	5,217,789
Pharmaron Beijing Co. Ltd., Class A	81,600	351,688
PICC Property & Casualty Co. Ltd., Class H	1,416,740	2,923,223
Ping An Bank Co. Ltd., Class A	322,436	512,086
Ping An Insurance Group Co. of China Ltd., Class A	134,200	1,232,565
Ping An Insurance Group Co. of China Ltd., Class H	1,365,500	11,812,447
Piotech, Inc., Class A	5,527	296,938
Poly Developments and Holdings Group Co. Ltd., Class A	247,800	245,435
Pony AI, Inc.(b)	45,400	678,375
Pop Mart International Group Ltd.(a)	113,600	3,342,446
Postal Savings Bank of China Co. Ltd., Class A	495,600	358,948
Postal Savings Bank of China Co. Ltd., Class H(a)	1,770,000	1,113,786
Power Construction Corp. of China Ltd., Class A	392,800	327,771
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	118,400	656,196
QuantumCTek Co. Ltd.(b)	2,171	214,085
Range Intelligent Computing Technology Group Co. Ltd., Class A	25,900	388,765
Remegen Co. Ltd., Class H(a)(b)	47,000	481,135
Rockchip Electronics Co. Ltd., Class A	12,800	334,582
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Rongsheng Petrochemical Co. Ltd., Class A	213,328	$484,524
SAIC Motor Corp. Ltd., Class A	93,422	194,831
Sanan Optoelectronics Co. Ltd., Class A	208,900	507,460
Sany Heavy Industry Co. Ltd., Class A	171,700	578,639
Satellite Chemical Co. Ltd., Class A	86,912	295,778
SDIC Capital Co. Ltd., Class A	351,076	381,391
SDIC Power Holdings Co. Ltd., Class A	177,000	341,784
SenseTime Group, Inc., Class B(a)(b)	6,062,000	1,979,150
Seres Group Co. Ltd., Class A	30,200	471,930
SF Holding Co. Ltd., Class A	47,300	260,895
Shaanxi Coal Industry Co. Ltd., Class A	159,473	550,542
Shandong Gold Mining Co. Ltd., Class A	64,460	446,583
Shandong Gold Mining Co. Ltd., Class H(a)	221,250	1,167,255
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	25,100	352,441
Shandong Hongqiao Aluminum Industry Holding Co. Ltd.(b)	98,200	417,294
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	70,900	398,506
Shandong Nanshan Aluminum Co. Ltd., Class A	409,300	421,844
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	567,600	369,313
Shanghai Baosight Software Co. Ltd., Class A	99,748	351,106
Shanghai Electric Group Co. Ltd., Class A(b)	264,900	350,659
Shanghai International Airport Co. Ltd., Class A	71,800	319,030
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	133,800	335,071
Shanghai Pudong Development Bank Co. Ltd., Class A	467,500	661,993
Shanghai Putailai New Energy Technology Co. Ltd., Class A	64,675	267,750
Shanghai RAAS Blood Products Co. Ltd., Class A	359,800	329,694
Shanghai Rural Commercial Bank Co. Ltd., Class A	261,100	320,055
Shanghai United Imaging Healthcare Co. Ltd., Class A	23,318	443,274
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	36,600	219,946
Shanjin International Gold Co. Ltd., Class A	76,500	346,866
Shanxi Coking Coal Energy Group Co. Ltd., Class A	328,980	351,727
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	138,100	299,716
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,720	415,775
Sharetronic Data Technology Co. Ltd., Class A	7,000	271,194
Shengyi Technology Co. Ltd., Class A	58,400	587,563
Shennan Circuits Co. Ltd., Class A	15,400	639,522
Shenwan Hongyuan Group Co. Ltd., Class A	544,600	397,302
Shenzhen Envicool Technology Co. Ltd., Class A	17,800	280,188
Shenzhen Goodix Technology Co. Ltd., Class A	35,400	403,054
Shenzhen Inovance Technology Co. Ltd., Class A	27,350	290,201
Shenzhen Longsys Electronics Co. Ltd., Class A(b)	6,500	275,441
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,700	587,417
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	49,100	351,458
Shenzhen Transsion Holdings Co. Ltd., Class A	37,009	311,145
Shenzhou International Group Holdings Ltd.	183,600	1,476,522
Sichuan Chuantou Energy Co. Ltd., Class A	188,800	397,231
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	63,100	280,558
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(b)	13,600	670,599
Sichuan Road and Bridge Group Co. Ltd., Class A	242,620	351,508
Security	Shares	Value
China (continued)
Sino Biopharmaceutical Ltd.	2,303,250	$1,776,111
Sinoma Science & Technology Co. Ltd., Class A	34,900	257,136
Sinopharm Group Co. Ltd., Class H	320,800	864,890
Sinotruk Hong Kong Ltd.	163,500	860,709
Smoore International Holdings Ltd.(a)(d)	425,000	642,298
SooChow Securities Co. Ltd., Class A	243,336	329,144
Spring Airlines Co. Ltd., Class A	36,345	291,484
Sungrow Power Supply Co. Ltd., Class A	32,560	683,607
Sunny Optical Technology Group Co. Ltd.	163,300	1,207,588
Sunwoda Electronic Co. Ltd., Class A	63,600	241,195
SUPCON Technology Co. Ltd., Class A	21,991	256,860
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	35,900	445,051
Suzhou Maxwell Technologies Co. Ltd., Class A	5,800	246,498
Suzhou TFC Optical Communication Co. Ltd., Class A	11,100	593,312
TAL Education Group, ADR(b)	86,199	907,675
TBEA Co. Ltd., Class A	118,800	524,904
TCL Technology Group Corp., Class A	662,170	478,837
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	177,875	267,045
Tencent Holdings Ltd.	856,599	56,358,926
Tencent Music Entertainment Group, ADR	7,303	106,624
Tianqi Lithium Corp., Class A(b)	50,000	412,311
Tianshan Aluminum Group Co. Ltd., Class A	96,800	249,025
Tingyi Cayman Islands Holding Corp.	482,000	804,916
Tongcheng Travel Holdings Ltd.	283,600	747,101
Tongling Nonferrous Metals Group Co. Ltd., Class A	392,200	452,927
Tongwei Co. Ltd., Class A(b)	106,500	279,652
Trina Solar Co. Ltd., Class A(b)	106,185	295,321
Trip.com Group Ltd.	126,046	6,541,550
Tsingtao Brewery Co. Ltd., Class A	32,664	297,250
Tsingtao Brewery Co. Ltd., Class H	122,000	825,387
UBTech Robotics Corp. Ltd., Class H(b)	48,600	750,677
Unigroup Guoxin Microelectronics Co. Ltd., Class A	33,159	384,630
Unisplendour Corp. Ltd., Class A	88,580	334,350
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(b)	8,810	355,666
Victory Giant Technology Huizhou Co. Ltd., Class A	15,800	700,443
Vipshop Holdings Ltd., ADR	66,375	1,156,252
Wanhua Chemical Group Co. Ltd., Class A	52,200	706,543
Want Want China Holdings Ltd.	1,062,000	665,158
Weichai Power Co. Ltd., Class A	151,324	613,503
Weichai Power Co. Ltd., Class H	388,200	1,615,420
Wens Foodstuff Group Co. Ltd., Class A	153,260	356,967
Western Securities Co. Ltd., Class A	344,300	401,116
Wuhan Guide Infrared Co. Ltd., Class A(b)	172,605	390,846
Wuliangye Yibin Co. Ltd., Class A	47,000	712,123
WUS Printed Circuit Kunshan Co. Ltd., Class A	50,000	607,312
WuXi AppTec Co. Ltd., Class A	35,604	508,629
WuXi AppTec Co. Ltd., Class H(a)	85,696	1,300,544
Wuxi Biologics Cayman, Inc.(a)(b)	747,000	3,835,267
WuXi XDC Cayman, Inc.(b)	96,000	775,550
XCMG Construction Machinery Co. Ltd., Class A	236,000	421,335
Xiamen Tungsten Co. Ltd., Class A	35,400	361,866
Xiaomi Corp., Class B(a)(b)	3,495,800	15,461,610
Xinjiang Daqo New Energy Co. Ltd., Class A(b)	85,056	296,163
Xinyi Solar Holdings Ltd.	1,220,000	537,510
XPeng, Inc., Class A(b)	265,552	2,327,968
XtalPi Holdings Ltd.(b)	412,000	543,374
Yadea Group Holdings Ltd.(a)(d)	340,000	494,827

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(a)	84,000	$1,586,435
Yankuang Energy Group Co. Ltd., Class A	146,385	378,070
Yankuang Energy Group Co. Ltd., Class H	708,700	1,266,590
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	29,300	500,814
Yealink Network Technology Corp. Ltd., Class A	80,680	441,241
Yonyou Network Technology Co. Ltd., Class A(b)	112,918	233,895
YTO Express Group Co. Ltd., Class A	102,700	293,220
Yum China Holdings, Inc.	77,180	4,269,860
Yunnan Aluminium Co. Ltd., Class A	101,400	460,196
Yunnan Baiyao Group Co. Ltd., Class A	35,480	289,892
Zangge Mining Co. Ltd., Class A	35,400	443,320
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	15,899	378,284
Zhaojin Mining Industry Co. Ltd., Class H	400,000	1,763,205
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	124,300	333,019
Zhejiang China Commodities City Group Co. Ltd., Class A	70,800	153,473
Zhejiang Chint Electrics Co. Ltd., Class A	87,900	422,815
Zhejiang Dahua Technology Co. Ltd., Class A	175,164	491,027
Zhejiang Huayou Cobalt Co. Ltd., Class A	50,495	577,383
Zhejiang Juhua Co. Ltd., Class A	70,800	428,515
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	135,866	708,592
Zhejiang NHU Co. Ltd., Class A	88,960	408,157
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	48,300	359,113
Zhejiang Weiming Environment Protection Co. Ltd., Class A	77,900	319,690
Zheshang Securities Co. Ltd., Class A	211,700	328,909
Zhongji Innolight Co. Ltd., Class A	15,640	1,210,601
Zhongjin Gold Corp. Ltd., Class A	88,500	412,469
Zhongtai Securities Co. Ltd., Class A	551,700	515,022
Zhuzhou CRRC Times Electric Co. Ltd., Class H	141,800	802,807
Zijin Gold International Co. Ltd.(b)	46,200	1,363,099
Zijin Mining Group Co. Ltd., Class A	304,700	1,758,071
Zijin Mining Group Co. Ltd., Class H	1,168,000	6,685,467
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	266,700	387,917
ZTE Corp., Class A	68,200	383,413
ZTE Corp., Class H(d)	185,160	641,548
ZTO Express Cayman, Inc.(d)	88,585	2,138,672
		593,652,463
India — 17.1%
ABB India Ltd.	11,199	748,081
Adani Enterprises Ltd.	36,794	875,600
Adani Ports & Special Economic Zone Ltd.	109,563	1,834,160
Adani Power Ltd.(b)	715,188	1,103,413
Aditya Birla Capital Ltd.(b)	182,476	691,232
Alkem Laboratories Ltd.	11,567	717,327
Ambuja Cements Ltd.	125,848	691,645
APL Apollo Tubes Ltd.	40,921	1,006,253
Apollo Hospitals Enterprise Ltd.	22,836	1,966,789
Ashok Leyland Ltd.	683,953	1,588,230
Asian Paints Ltd.	79,170	2,071,746
Astral Ltd.	28,320	519,743
AU Small Finance Bank Ltd.(a)	119,298	1,256,133
Aurobindo Pharma Ltd.	55,757	750,334
Avenue Supermarts Ltd.(a)(b)	34,338	1,456,240
Axis Bank Ltd.	449,137	6,841,139
Security	Shares	Value
India (continued)
Bajaj Auto Ltd.	13,806	$1,514,684
Bajaj Finance Ltd.	569,556	6,246,389
Bajaj Finserv Ltd.	80,535	1,766,151
Bajaj Holdings & Investment Ltd.	5,841	694,394
Balkrishna Industries Ltd.	19,216	504,252
Bank of Baroda	262,946	931,516
Bharat Electronics Ltd.	761,454	3,728,420
Bharat Forge Ltd.	61,255	1,289,604
Bharat Heavy Electricals Ltd.	267,267	778,799
Bharat Petroleum Corp. Ltd.	316,319	1,340,100
Bharti Airtel Ltd.	524,098	10,851,333
Bosch Ltd.	2,018	808,265
Britannia Industries Ltd.	22,656	1,494,815
BSE Ltd.	9,393	280,242
Canara Bank	499,226	864,266
CG Power & Industrial Solutions Ltd.	162,519	1,295,689
Cholamandalam Investment and Finance Co. Ltd.	91,686	1,746,893
Cipla Ltd./India	120,662	1,791,827
Coal India Ltd.	395,661	1,874,437
Colgate-Palmolive India Ltd.	27,698	686,856
Coromandel International Ltd.	30,742	750,778
Cummins India Ltd.	30,267	1,632,204
Dabur India Ltd.	126,315	720,358
Divi's Laboratories Ltd.	25,311	1,786,504
Dixon Technologies India Ltd.	7,834	908,154
DLF Ltd.	158,089	1,050,430
Dr Reddy's Laboratories Ltd.	121,245	1,720,433
Eicher Motors Ltd.	29,205	2,573,481
Eternal Ltd.(b)	537,334	1,454,096
Fortis Healthcare Ltd.	107,431	1,115,356
FSN E-Commerce Ventures Ltd.(b)	289,012	847,015
GAIL India Ltd.	536,133	1,000,422
GE Vernova T&D India Ltd.	27,974	1,183,886
GMR Airports Ltd.(b)	733,600	812,812
Godrej Consumer Products Ltd.	90,232	1,208,581
Godrej Properties Ltd.(b)	34,279	652,805
Grasim Industries Ltd.	59,337	1,827,166
Havells India Ltd.	51,598	792,378
HCL Technologies Ltd.	197,109	3,017,050
HDFC Asset Management Co. Ltd.(a)	39,648	1,176,769
HDFC Bank Ltd.	2,310,438	22,584,533
HDFC Life Insurance Co. Ltd.(a)	196,293	1,544,372
Hero MotoCorp Ltd.	26,373	1,657,129
Hindalco Industries Ltd.	289,196	2,943,191
Hindustan Aeronautics Ltd.	43,423	1,867,772
Hindustan Petroleum Corp. Ltd.	219,179	1,057,170
Hindustan Unilever Ltd.	169,248	4,351,528
Hitachi Energy India Ltd.	3,363	945,854
Hyundai Motor India Ltd.	37,748	898,471
ICICI Bank Ltd.	1,008,554	15,336,783
ICICI Lombard General Insurance Co. Ltd.(a)	48,675	1,018,709
ICICI Prudential Life Insurance Co. Ltd.(a)	90,298	650,143
IDFC First Bank Ltd.	985,121	796,334
Indian Hotels Co. Ltd. (The), Class A	176,823	1,298,459
Indian Oil Corp. Ltd.	629,235	1,296,962
Indus Towers Ltd.(b)	285,712	1,431,481
IndusInd Bank Ltd.(b)	118,767	1,249,720
Info Edge India Ltd.	92,128	1,043,530
Infosys Ltd.	672,910	9,644,732
InterGlobe Aviation Ltd.(a)	39,825	2,119,004
ITC Ltd.	603,945	2,084,044
Jindal Stainless Ltd.	86,703	741,214
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Jindal Steel Ltd.	75,957	$1,040,081
Jio Financial Services Ltd.	594,897	1,672,777
JSW Energy Ltd.	129,709	695,817
JSW Steel Ltd.	126,378	1,760,206
Jubilant Foodworks Ltd.	97,518	557,726
Kalyan Jewellers India Ltd.	105,669	477,094
Kotak Mahindra Bank Ltd.	1,123,065	5,132,595
L&T Finance Ltd.	204,980	640,418
Larsen & Toubro Ltd.	136,676	6,430,037
Lodha Developers Ltd.(a)	71,757	780,891
LTIMindtree Ltd.(a)	16,894	831,216
Lupin Ltd.	52,598	1,336,894
Mahindra & Mahindra Ltd.	192,804	7,206,322
Mankind Pharma Ltd.	27,789	687,566
Marico Ltd.	117,031	1,014,788
Maruti Suzuki India Ltd.	26,019	4,253,440
Max Healthcare Institute Ltd.	162,004	1,950,026
Mphasis Ltd.	30,294	765,798
MRF Ltd.	613	950,554
Muthoot Finance Ltd.	28,407	1,048,407
Nestle India Ltd.	144,695	2,056,066
NHPC Ltd., NVS	906,350	750,840
NMDC Ltd.	861,793	775,510
NTPC Ltd.	897,744	3,773,429
Oberoi Realty Ltd.	32,811	549,923
Oil & Natural Gas Corp. Ltd.	644,959	1,987,760
Oil India Ltd.	121,953	650,282
One 97 Communications Ltd., NVS(b)	84,125	1,017,222
Oracle Financial Services Software Ltd.	6,857	524,755
Page Industries Ltd.	1,419	501,383
PB Fintech Ltd.(b)	79,655	1,297,968
Persistent Systems Ltd., NVS	25,151	1,312,547
Petronet LNG Ltd.	167,088	594,092
Phoenix Mills Ltd.(The)	45,340	827,772
PI Industries Ltd.	21,133	725,176
Pidilite Industries Ltd.	61,950	1,016,892
Polycab India Ltd.	12,215	1,157,337
Power Finance Corp. Ltd.	328,928	1,497,960
Power Grid Corp. of India Ltd.	957,405	3,148,165
Prestige Estates Projects Ltd.	47,542	728,396
Punjab National Bank	608,162	866,086
Rail Vikas Nigam Ltd.	157,302	547,439
REC Ltd.	270,810	1,042,995
Reliance Industries Ltd.	1,237,973	18,999,588
Samvardhana Motherson International Ltd.	1,047,550	1,537,404
SBI Cards & Payment Services Ltd.	60,753	518,155
SBI Life Insurance Co. Ltd.(a)	91,863	2,058,519
Shree Cement Ltd.	2,127	609,693
Shriram Finance Ltd.	291,165	3,461,856
Siemens Energy India Ltd., NVS	20,999	677,402
Siemens Ltd.	18,585	699,025
Solar Industries India Ltd.	7,056	1,048,974
SRF Ltd.	33,685	950,396
State Bank of India	377,306	4,988,627
Sun Pharmaceutical Industries Ltd.	192,663	3,693,562
Sundaram Finance Ltd.	16,881	1,023,933
Supreme Industries Ltd.	15,774	690,385
Suzlon Energy Ltd.(b)	2,318,390	1,089,437
Swiggy Ltd.(b)	314,328	1,044,860
Tata Communications Ltd.	34,069	598,504
Tata Consultancy Services Ltd.	181,547	5,276,355
Tata Consumer Products Ltd.	129,469	1,624,542
Security	Shares	Value
India (continued)
Tata Motors Ltd./new, NVS(b)	435,191	$2,417,136
Tata Motors Passenger Vehicles Limited	391,879	1,650,464
Tata Power Co. Ltd.(The)	346,589	1,440,951
Tata Steel Ltd.	1,539,192	3,598,806
Tech Mahindra Ltd.	111,864	1,674,008
Titan Co. Ltd.	72,734	3,464,788
Torrent Pharmaceuticals Ltd.	26,019	1,241,046
Torrent Power Ltd.	46,956	810,290
Trent Ltd.	37,701	1,619,955
Tube Investments of India Ltd.	26,095	789,536
TVS Motor Co. Ltd.	50,447	2,148,595
UltraTech Cement Ltd.	23,895	3,331,607
Union Bank of India Ltd.	421,979	939,301
United Spirits Ltd.	69,137	1,049,333
UPL Ltd.	116,794	819,380
Varun Beverages Ltd.	298,469	1,483,366
Vedanta Ltd.	285,327	2,256,718
Vishal Mega Mart Ltd.(b)	470,112	610,999
Vodafone Idea Ltd.(b)	6,850,704	798,851
Voltas Ltd.	47,967	823,337
WAAREE Energies Ltd.	19,824	590,365
Wipro Ltd.	538,135	1,192,552
Yes Bank Ltd.(b)	4,113,032	937,560
Zydus Lifesciences Ltd.	53,441	543,867
		320,805,486
Indonesia — 1.3%
Amman Mineral Internasional PT(b)	3,037,200	1,385,493
Astra International Tbk PT	4,679,800	1,862,083
Bank Central Asia Tbk PT	11,240,900	4,799,749
Bank Mandiri Persero Tbk PT	7,770,300	2,438,878
Bank Negara Indonesia Persero Tbk PT	3,759,300	985,324
Bank Rakyat Indonesia Persero Tbk PT	14,036,177	3,266,489
Barito Pacific Tbk PT(b)	4,708,220	558,864
Barito Renewables Energy Tbk PT(b)	1,700,400	834,225
Bumi Resources Minerals Tbk PT(b)	12,869,900	743,936
Chandra Asri Pacific Tbk PT	1,770,000	707,662
Charoen Pokphand Indonesia Tbk PT	1,964,700	497,729
Dian Swastatika Sentosa Tbk PT(b)	202,100	951,431
GoTo Gojek Tokopedia Tbk PT(b)	184,717,200	672,003
Petrindo Jaya Kreasi Tbk PT	4,902,900	466,669
Sumber Alfaria Trijaya Tbk PT	4,690,500	466,468
Telkom Indonesia Persero Tbk PT	10,797,000	2,279,832
United Tractors Tbk PT	426,600	726,602
		23,643,437
Malaysia — 1.5%
AMMB Holdings Bhd	588,800	972,523
Axiata Group Bhd	877,000	513,450
CELCOMDIGI Bhd	743,700	609,716
CIMB Group Holdings Bhd	1,663,800	3,435,590
Gamuda Bhd	980,200	1,054,434
Hong Leong Bank Bhd	142,800	854,132
IHH Healthcare Bhd(d)	491,800	1,149,883
IOI Corp. Bhd	611,100	621,371
Kuala Lumpur Kepong Bhd	123,900	605,012
Malayan Banking Bhd	1,213,900	3,729,834
Maxis Bhd	549,300	547,617
MISC Bhd	233,800	484,771
MR DIY Group M Bhd(a)	987,600	454,327
Nestle Malaysia Bhd(d)	17,800	502,755
Petronas Chemicals Group Bhd	499,200	384,930
Petronas Dagangan Bhd	70,800	399,921

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Petronas Gas Bhd	164,000	$756,248
Press Metal Aluminium Holdings Bhd	921,000	1,686,525
Public Bank Bhd	2,929,550	3,709,483
QL Resources Bhd	372,975	391,092
RHB Bank Bhd	465,162	1,003,770
SD Guthrie Bhd	529,600	782,627
Sunway Bhd(d)	560,500	842,757
Telekom Malaysia Bhd	317,600	607,989
Tenaga Nasional Bhd	548,700	2,026,326
YTL Corp. Bhd(d)	997,080	470,745
YTL Power International Bhd	764,900	555,272
		29,153,100
Philippines — 0.5%
Ayala Corp.	61,920	644,273
Ayala Land, Inc.	1,604,860	581,557
Bank of the Philippine Islands	460,304	925,956
BDO Unibank, Inc.	494,330	1,175,593
International Container Terminal Services, Inc.	225,180	2,807,084
Jollibee Foods Corp.	127,240	472,585
Manila Electric Co.	69,950	773,920
Metropolitan Bank & Trust Co.	410,642	548,330
PLDT, Inc.	19,035	461,943
SM Investments Corp.	47,794	584,319
SM Prime Holdings, Inc.	2,124,150	791,340
		9,766,900
South Korea — 19.7%
Alteogen, Inc.(d)	8,353	2,366,283
Amorepacific Corp.	6,554	689,088
APR Corp./Korea	2,179	473,366
Celltrion, Inc.(d)	33,358	5,522,799
DB Insurance Co. Ltd.	9,558	1,214,298
Doosan Co. Ltd.	1,705	1,517,091
Doosan Enerbility Co. Ltd.(b)	92,971	6,871,049
Ecopro BM Co. Ltd.(b)	10,316	1,588,899
Ecopro Co. Ltd.	21,613	2,775,355
Hana Financial Group, Inc.	58,815	4,974,996
Hanjin Kal Corp.(b)(d)	6,462	700,393
Hankook Tire & Technology Co. Ltd.	15,972	809,017
Hanmi Semiconductor Co. Ltd.	9,830	2,215,324
Hanwha Aerospace Co. Ltd.	6,753	5,613,654
Hanwha Ocean Co. Ltd.(b)(d)	28,680	2,814,045
Hanwha Systems Co. Ltd.(b)	17,347	1,369,913
HD Hyundai Co. Ltd.	9,699	1,973,014
HD Hyundai Electric Co. Ltd.	4,960	3,621,075
HD Hyundai Heavy Industries Co. Ltd.	6,886	2,883,682
HD Hyundai Marine Solution Co. Ltd., Class C	3,685	471,857
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,711	2,724,846
HLB, Inc.(b)(d)	27,994	1,006,336
HMM Co. Ltd.	48,040	712,051
HYBE Co. Ltd.	4,956	1,332,431
Hyosung Heavy Industries Corp.	1,229	2,409,076
Hyundai Engineering & Construction Co. Ltd.	17,043	1,951,925
Hyundai Glovis Co. Ltd.	7,789	1,568,316
Hyundai Mobis Co. Ltd.	12,213	4,389,993
Hyundai Motor Co.	27,664	12,969,555
Hyundai Rotem Co. Ltd.	16,235	2,595,696
Industrial Bank of Korea	59,826	1,071,420
Kakao Corp.	64,091	2,773,202
KakaoBank Corp.	39,256	739,739
KB Financial Group, Inc.	75,378	8,319,327
Security	Shares	Value
South Korea (continued)
Kia Corp.	48,950	$6,989,452
Korea Aerospace Industries Ltd.	16,108	2,140,416
Korea Electric Power Corp.	53,989	2,170,040
Korea Investment Holdings Co. Ltd.	8,920	1,603,937
Korean Air Lines Co. Ltd.(b)	38,966	759,340
Krafton, Inc.	6,292	1,086,551
KT&G Corp.	20,194	2,288,116
LG Chem Ltd.	10,091	2,934,240
LG Corp.	17,848	1,335,549
LG Display Co. Ltd.(b)(d)	74,538	743,894
LG Electronics, Inc.	22,704	2,296,855
LG Energy Solution Ltd.(b)(d)	9,558	2,840,573
LG Uplus Corp.	45,312	521,301
LIG Nex1 Co. Ltd.(b)	2,832	999,746
LS Electric Co. Ltd.	3,395	1,859,165
Meritz Financial Group, Inc.	16,179	1,427,216
Mirae Asset Securities Co. Ltd.(d)	50,093	2,511,023
NAVER Corp.	29,205	5,159,189
NH Investment & Securities Co. Ltd., Class C	31,860	787,359
POSCO Future M Co. Ltd.(b)	7,751	1,330,516
POSCO Holdings, Inc.	14,922	4,282,620
Posco International Corp.	13,231	665,457
Samsung Biologics Co. Ltd.(a)(b)	2,324	2,867,313
Samsung C&T Corp.(d)	17,523	4,270,239
Samsung Electro-Mechanics Co. Ltd.	11,862	3,707,347
Samsung Electronics Co. Ltd.	635,024	95,044,841
Samsung Episholdings Co. Ltd.(b)	1,687	791,606
Samsung Fire & Marine Insurance Co. Ltd.	6,195	2,282,482
Samsung Heavy Industries Co. Ltd.(b)	151,335	3,046,103
Samsung Life Insurance Co. Ltd.	17,126	2,741,604
Samsung SDI Co. Ltd.(b)	13,412	4,348,100
Samsung SDS Co. Ltd.	9,530	1,291,494
Samyang Foods Co. Ltd.	995	844,627
Shinhan Financial Group Co. Ltd.	90,074	6,058,060
SK Biopharmaceuticals Co. Ltd.(b)	7,080	589,437
SK Hynix, Inc.	111,250	82,257,358
SK Innovation Co. Ltd.	14,402	1,278,962
SK Square Co. Ltd.(b)	19,381	8,698,537
SK Telecom Co. Ltd.	19,232	1,063,018
SK, Inc.	7,613	2,125,711
S-Oil Corp.(b)	10,527	804,984
Woori Financial Group, Inc.	138,828	3,474,114
Yuhan Corp.	12,036	921,222
		370,268,825
Taiwan — 26.3%
Accton Technology Corp.	105,000	4,620,555
Advantech Co. Ltd.	105,158	1,115,247
Airtac International Group	31,161	1,192,272
Alchip Technologies Ltd.	16,000	1,751,429
ASE Technology Holding Co. Ltd.	688,484	8,295,938
Asia Cement Corp.	521,229	596,804
Asia Vital Components Co. Ltd.	70,000	3,849,051
ASPEED Technology, Inc.	6,000	1,851,978
Asustek Computer, Inc.	150,000	2,534,713
Bizlink Holding, Inc.	37,000	1,634,996
Caliway Biopharmaceuticals Co. Ltd.(b)	234,000	1,206,137
Catcher Technology Co. Ltd.	131,000	800,002
Cathay Financial Holding Co. Ltd.	1,947,888	4,939,825
Chailease Holding Co. Ltd.	309,852	1,026,411
Chang Hwa Commercial Bank Ltd.	1,647,552	1,137,773
China Airlines Ltd.	610,000	407,645
China Steel Corp.	2,406,867	1,592,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Chunghwa Telecom Co. Ltd.	731,000	$3,145,836
Compal Electronics, Inc.	1,002,000	1,005,222
CTBC Financial Holding Co. Ltd.	3,442,265	6,123,300
Delta Electronics, Inc.	402,000	18,127,715
E Ink Holdings, Inc.	177,000	1,047,649
E.Sun Financial Holding Co. Ltd.	3,038,386	3,416,980
Elite Material Co. Ltd.	63,142	4,835,583
eMemory Technology, Inc.	15,000	1,192,926
Eva Airways Corp.	573,000	693,767
Evergreen Marine Corp. Taiwan Ltd.	204,746	1,284,933
Far Eastern New Century Corp.	673,460	619,477
Far EasTone Telecommunications Co. Ltd.	425,000	1,249,029
First Financial Holding Co. Ltd.	2,402,088	2,289,888
Formosa Chemicals & Fibre Corp.	756,950	1,223,839
Formosa Plastics Corp.	864,400	1,417,928
Fortune Electric Co. Ltd.	32,780	1,105,710
Fubon Financial Holding Co. Ltd.	1,652,651	4,956,587
Gigabyte Technology Co. Ltd.	122,000	924,450
Global Unichip Corp.	20,000	1,751,360
Globalwafers Co. Ltd.	65,000	936,143
Gold Circuit Electronics Ltd.	69,000	1,792,425
Hon Hai Precision Industry Co. Ltd.	2,539,845	19,426,739
Hon Precision, Inc.	18,000	2,799,553
Hotai Motor Co. Ltd.	67,600	1,262,861
Hua Nan Financial Holdings Co. Ltd.	2,035,361	2,471,775
Innolux Corp.	1,667,592	1,415,192
International Games System Co. Ltd., Class C	51,000	1,128,381
Inventec Corp.	595,980	872,972
Jentech Precision Industrial Co. Ltd.	19,000	1,852,814
KGI Financial Holding Co. Ltd.	3,378,404	2,360,484
King Slide Works Co. Ltd.	13,000	1,398,996
King Yuan Electronics Co. Ltd.	228,000	2,346,016
Largan Precision Co. Ltd.	20,000	1,602,984
Lite-On Technology Corp.	452,032	2,467,394
Lotes Co. Ltd.	20,222	1,135,788
MediaTek, Inc.	310,176	19,106,705
Mega Financial Holding Co. Ltd.	2,433,110	3,130,062
Nan Ya Plastics Corp.	1,104,090	3,203,266
Novatek Microelectronics Corp.	122,000	1,523,367
Pegatron Corp.	415,000	971,333
PharmaEssentia Corp.	59,169	1,366,577
President Chain Store Corp.	106,000	759,154
Quanta Computer, Inc.	555,000	5,093,342
Realtek Semiconductor Corp.	109,140	1,670,382
Shanghai Commercial & Savings Bank Ltd.(The)	903,981	1,154,873
SinoPac Financial Holdings Co. Ltd.	2,762,216	2,913,749
Taiwan Business Bank	1,673,238	876,732
Taiwan Cooperative Financial Holding Co. Ltd.	2,284,308	1,743,822
Taiwan High Speed Rail Corp.	531,000	459,551
Taiwan Mobile Co. Ltd.	357,000	1,227,132
Taiwan Semiconductor Manufacturing Co. Ltd.	4,440,004	277,048,088
TCC Group Holdings Co. Ltd.	1,495,754	1,259,499
Teco Electric and Machinery Co. Ltd.	276,000	720,617
TS Financial Holding Co. Ltd.	4,494,755	3,659,028
Unimicron Technology Corp.	282,691	4,276,116
Uni-President Enterprises Corp.	980,650	2,267,411
United Microelectronics Corp.	2,352,000	4,865,949
Vanguard International Semiconductor Corp.	261,850	1,110,086
Wan Hai Lines Ltd.	173,000	422,837
Wistron Corp.	634,000	2,708,526
Wiwynn Corp.	23,000	2,890,438
Yageo Corp.	354,616	3,321,763
Security	Shares	Value
Taiwan (continued)
Yang Ming Marine Transport Corp.	414,000	$758,280
Yuanta Financial Holding Co. Ltd.	2,130,908	3,320,710
Zhen Ding Technology Holding Ltd.	172,455	1,140,163
		495,205,445
Thailand — 1.5%
Advanced Info Service PCL, NVDR	218,900	2,674,893
Airports of Thailand PCL, NVDR(d)	922,600	1,616,704
Bangkok Dusit Medical Services PCL, NVDR(d)	2,236,700	1,557,568
Bumrungrad Hospital PCL, NVDR	141,300	965,906
Central Pattana PCL, NVDR(d)	491,300	1,104,786
Charoen Pokphand Foods PCL, NVDR	743,400	501,690
CP ALL PCL, NVDR(d)	1,132,800	1,886,055
Delta Electronics Thailand PCL, NVDR	640,000	5,731,721
Gulf Development PCL, NVDR(b)	915,900	1,826,066
Kasikornbank PCL, NVDR	139,200	899,845
Krung Thai Bank PCL, NVDR(d)	850,150	936,174
Minor International PCL, NVDR	780,580	652,733
PTT Exploration & Production PCL, NVDR(d)	264,610	1,170,425
PTT PCL, NVDR(d)	2,036,300	2,423,486
SCB X PCL, NVDR(d)	198,600	948,246
Siam Cement PCL (The), NVDR	177,000	1,280,605
TMBThanachart Bank PCL, NVDR	8,025,300	608,884
True Corp. PCL, NVDR	2,440,242	1,137,240
		27,923,027
Total Common Stocks — 99.5% (Cost: $1,366,019,763)		1,870,418,683
Preferred Stocks
India — 0.0%
TVS Motor Co. Ltd., 6.00%	188,108	20,677
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	4,248	949,843
Series 2, Preference Shares, NVS	7,080	1,592,146
Samsung Electronics Co. Ltd., Preference Shares, NVS	533	53,534
		2,595,523
Total Preferred Stocks — 0.1% (Cost: $1,184,190)		2,616,200
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	1,315	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $1,367,203,953)		1,873,034,883

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	22,482,080	$22,493,321
Total Short-Term Securities — 1.2% (Cost: $22,490,396)		22,493,321
Total Investments — 100.8% (Cost: $1,389,694,349)		1,895,528,204
Liabilities in Excess of Other Assets — (0.8)%		(15,585,179)
Net Assets — 100.0%		$1,879,943,025

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,231,901	$5,262,391 (a)	$—	$(624)	$(347)	$22,493,321	22,482,080	$209,051 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,140,000	—	(5,140,000)(a)	—	—	—	—	104,578	—
				$(624)	$(347)	$22,493,321		$313,629	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	3	03/20/26	$98	$(3,849)
MSCI Emerging Markets Index	67	03/20/26	5,372	51,751
				$47,902
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$51,751	$—	$—	$—	$51,751
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,849	$—	$—	$—	$3,849

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$818,461	$—	$—	$—	$818,461
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$5,553	$—	$—	$—	$5,553
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,266,404
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$72,964,282	$1,797,454,401	$—	$1,870,418,683
Preferred Stocks	—	2,616,200	—	2,616,200
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	22,493,321	—	—	22,493,321
	$95,457,603	$1,800,070,601	$—	$1,895,528,204
Derivative Financial Instruments(a)
Assets
Equity Contracts	$51,751	$—	$—	$51,751

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Asia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(3,849)	$—	$(3,849)
	$51,751	$(3,849)	$—	$47,902

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 0.2%
Cenergy Holdings SA	16,705	$435,063
Viohalco SA	13,591	253,915
		688,978
Brazil — 3.2%
Allos SA	108,538	692,111
Alupar Investimento SA	40,682	283,302
Auren Energia SA	100,224	231,865
Azzas 2154 SA	37,963	193,795
Banco Abc Brasil Sa, NVS(a)	1,740	9,134
Brava Energia(a)	96,828	352,067
C&A Modas SA	70,092	176,922
Cia de Saneamento de Minas Gerais Copasa MG	48,638	518,970
Cia De Sanena Do Parana	38,048	334,724
Cia. Siderurgica Nacional SA(a)	161,542	271,626
Cogna Educacao SA	513,015	350,249
Cosan SA(a)	346,144	424,704
Cury Construtora e Incorporadora SA	38,335	290,588
Cyrela Brazil Realty SA Empreendimentos e Participacoes	66,414	397,849
Direcional Engenharia SA	95,096	302,734
EcoRodovias Infraestrutura e Logistica SA	106,070	221,596
Fleury SA	55,390	181,734
GPS Participacoes e Empreendimentos SA(b)	124,474	447,004
Grupo Mateus SA	154,286	172,148
Hapvida Participacoes e Investimentos SA(a)(b)	93,039	190,379
Hidrovias do Brasil SA(a)	169,360	138,752
Hypera SA	81,838	368,443
Iguatemi SA	73,493	418,895
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,006	76,591
Inter & Co., Inc., Class A	62,582	545,089
IRB-Brasil Resseguros SA(a)	15,641	188,858
Lojas Renner SA	255,602	776,803
M Dias Branco SA	18,786	85,749
Magazine Luiza SA	106,377	194,016
Minerva SA/Brazil	112,642	114,696
MRV Engenharia e Participacoes SA(a)	110,839	221,397
Multiplan Empreendimentos Imobiliarios SA	94,209	646,866
Natura Cosmeticos SA(a)	253,400	450,302
Odontoprev SA	76,700	219,036
Orizon Valorizacao de Residuos SA(a)	17,497	253,692
Pagseguro Digital Ltd., Class A	47,309	501,949
Patria Investments Ltd., Class A	20,381	267,399
Sendas Distribuidora SA	352,549	642,311
Sigma Lithium Corp.(a)(c)	15,660	225,661
Simpar SA	27,475	67,797
SLC Agricola SA	53,896	173,258
Smartfit Escola de Ginastica e Danca SA	117,083	461,343
Transmissora Alianca de Energia Eletrica SA	46,492	400,666
Tres Tentos Agroindustrial SA, Class S	35,490	118,450
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	153,518	131,762
Vivara Participacoes SA	42,746	259,736
VTEX, Class A(a)(c)	32,306	110,810
		14,103,828
Chile — 0.8%
Aguas Andinas SA, Class A	693,982	293,427
Banco Itau Chile SA	20,214	484,087
CAP SA(a)	20,422	166,360
Cia Cervecerias Unidas SA	42,050	283,748
Security	Shares	Value
Chile (continued)
Cia. Sud Americana de Vapores SA	3,826,434	$207,825
Colbun SA	2,222,262	370,114
Empresa Nacional de Telecomunicaciones SA	36,484	162,826
Engie Energia Chile SA	153,932	263,891
Inversiones La Construccion SA	10,035	232,845
Parque Arauco SA	174,213	827,085
SMU SA	977,300	172,454
Vina Concha y Toro SA	131,996	141,391
		3,606,053
China — 10.9%
361 Degrees International Ltd.(c)	284,000	204,751
Abbisko Cayman Ltd.(a)	116,000	187,983
AK Medical Holdings Ltd.(b)	156,000	128,194
Alphamab Oncology(a)(b)	167,000	186,038
Angelalign Technology, Inc.(b)	16,800	161,573
Anhui Expressway Co. Ltd., Class H	152,000	268,514
Anxin-China Holdings Ltd., NVS(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)	75,400	451,230
Ascletis Pharma, Inc.(a)(b)	58,000	116,944
AsiaInfo Technologies Ltd.(b)(c)	154,000	142,608
Atour Lifestyle Holdings Ltd., ADR	9,392	368,824
Autohome, Inc., ADR	16,075	308,319
BAIC Motor Corp. Ltd., Class H(a)(b)(c)	730,525	169,515
BBMG Corp., Class H	580,000	62,935
Beijing Capital International Airport Co. Ltd., Class H(a)(c)	770,000	229,902
Beijing Enterprises Water Group Ltd.	1,044,000	377,063
Beijing Jingneng Clean Energy Co. Ltd., Class H	580,000	175,555
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	116,000	128,423
Black Sesame International Holding Ltd., Class H(a)(c)	59,500	144,417
Blue Moon Group Holdings Ltd.(b)	324,500	119,042
Boshiwa International Holding Ltd., NVS(d)	32,000	—
Brilliance China Automotive Holdings Ltd.	812,000	431,703
CanSino Biologics, Inc., Class H(a)(b)	37,400	169,037
CARsgen Therapeutics Holdings Ltd.(a)(b)	87,000	157,414
Central China Securities Co. Ltd., Class H	348,000	92,786
CGN Mining Co. Ltd.(c)	775,000	485,938
CGN New Energy Holdings Co. Ltd.	580,000	199,308
Chervon Holdings Ltd.(c)	56,900	177,608
China Animal Healthcare Ltd., NVS(d)	126,000	—
China BlueChemical Ltd., Class H	452,000	168,449
China Bohai Bank Co. Ltd., Class H(a)(b)	1,217,500	141,617
China Communications Services Corp. Ltd., Class H	598,000	339,468
China Conch Venture Holdings Ltd.	377,000	639,246
China Datang Corp. Renewable Power Co. Ltd., Class H	674,000	164,281
China East Education Holdings Ltd.(b)	174,000	144,354
China Everbright Environment Group Ltd.	1,031,000	674,725
China Everbright Ltd.	242,000	271,643
China Foods Ltd.	232,000	119,508
China Huiyuan Juice Group Ltd., NVS(d)	379,000	—
China Jinmao Holdings Group Ltd.	1,164,000	236,241
China Lesso Group Holdings Ltd., Class L	217,000	189,368
China Medical System Holdings Ltd.(c)	336,000	624,504
China Metal Recycling Holdings Ltd., NVS(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	754,000	136,557
China Overseas Grand Oceans Group Ltd.(c)	348,000	129,813
China Overseas Property Holdings Ltd.(c)	290,000	157,607
China Qinfa Group Ltd.	364,000	174,011
China Resources Building Materials Technology Holdings Ltd.(c)	696,000	166,899
China Resources Pharmaceutical Group Ltd.(b)	435,000	252,833

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Risun Group Ltd.(c)	506,000	$163,635
China Shineway Pharmaceutical Group Ltd.	108,000	129,318
China Tobacco International HK Co. Ltd.	58,000	320,825
China Traditional Chinese Medicine Holdings Co. Ltd.	696,000	179,562
China Travel International Investment Hong Kong Ltd.(a)(c)	464,000	78,693
China Water Affairs Group Ltd.(c)	318,000	213,073
China XLX Fertiliser Ltd.	188,000	284,256
China Youran Dairy Group Ltd.(a)(b)(c)	348,000	224,426
Chinasoft International Ltd.	688,000	374,918
CIMC Enric Holdings Ltd.	156,000	254,835
COFCO Joycome Foods Ltd.(a)	1,005,000	198,806
Consun Pharmaceutical Group Ltd.	142,000	326,477
Cosco Shipping Ports Ltd.	348,000	288,386
Country Garden Services Holdings Co. Ltd.(c)	506,000	407,719
CSG Holding Co. Ltd., Class B	435,000	95,635
CSSC Hong Kong Shipping Co. Ltd.	464,000	149,228
CStone Pharmaceuticals(a)(b)	277,000	236,030
Dalipal Holdings Ltd.(a)(c)	116,000	88,074
Damai Entertainment Holdings Ltd.(a)(c)	3,400,000	354,456
Daqo New Energy Corp., ADR(a)	11,871	286,329
Dongyue Group Ltd.	348,000	622,773
DPC Dash Ltd.(a)(c)	23,200	189,790
Duality Biotherapeutics, Inc.(a)(c)	7,200	290,249
East Buy Holding Ltd.(a)(b)	116,000	376,527
Everest Medicines Ltd.(a)(b)(c)	70,000	338,953
Evergrande Property Services Group Ltd.(a)(b)	1,416,000	209,420
Fenbi Ltd.(a)(c)	383,500	73,789
FIH Mobile Ltd.(a)(c)	87,500	246,621
FinVolution Group, ADR	25,644	144,119
First Tractor Co. Ltd., Class H	116,000	147,538
Fufeng Group Ltd.(c)	346,400	359,767
Genertec Universal Medical Group Co. Ltd.(b)	261,000	203,868
Global New Material International Holdings Ltd.(a)(c)	232,000	249,713
Grand Pharmaceutical Group Ltd., Class L	290,000	290,430
Greentown China Holdings Ltd.(c)	218,500	291,713
Greentown Service Group Co. Ltd., Class L	414,000	230,290
Guangshen Railway Co. Ltd.	568,000	158,864
Guoquan Food Shanghai Co. Ltd., Class H	208,800	108,986
Gushengtang Holdings Ltd.	36,400	128,414
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	812,000	55,087
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)(c)	69,600	116,350
Harbin Electric Co. Ltd., Class H	180,000	645,969
Hello Group, Inc., ADR	37,575	243,110
Hua Han Health Industry Holdings Ltd., NVS(d)	1,112,400	1
Huabao International Holdings Ltd.	290,000	167,919
HUTCHMED China Ltd.(a)(c)	145,000	419,828
Hygeia Healthcare Holdings Co. Ltd., Class C(a)(b)(c)	104,400	176,824
InnoCare Pharma Ltd., Class H(a)(b)	232,000	358,392
Inspur Digital Enterprise Technology Ltd.	116,000	55,035
iQIYI, Inc., ADR(a)(c)	118,507	189,611
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	121,800	96,304
JF SmartInvest Holdings Ltd.(c)	29,000	132,028
Jinchuan Group International Resources Co. Ltd.(a)(c)(d)	1,096,000	71,727
JinkoSolar Holding Co. Ltd., ADR	7,977	201,738
Jinxin Fertility Group Ltd.(a)(b)(c)	522,000	166,199
JNBY Design Ltd.	80,500	221,265
JOYY, Inc., ADR	7,540	449,912
Keymed Biosciences, Inc.(a)(b)	58,000	384,148
Kinetic Development Group Ltd.	826,000	217,304
Security	Shares	Value
China (continued)
Kingboard Holdings Ltd.	167,500	$864,957
Kingboard Laminates Holdings Ltd.	261,000	787,765
Kingsoft Cloud Holdings Ltd.(a)(c)	696,900	633,624
Lee & Man Paper Manufacturing Ltd.	396,000	195,360
Legend Holdings Corp., Class H(a)(b)	212,600	248,052
Lepu Biopharma Co. Ltd., Class H(a)(b)	332,000	191,748
Lifetech Scientific Corp. (a)	812,000	170,040
Lingbao Gold Group Co. Ltd., Class H(c)	116,000	398,865
Linklogis, Inc., Class B(b)(c)	319,000	88,208
Lonking Holdings Ltd.	696,000	303,776
Lufax Holding Ltd., ADR(a)	63,542	165,209
Luye Pharma Group Ltd. (a)(b)	724,500	239,623
Maanshan Iron & Steel Co. Ltd., Class H(a)	536,000	187,184
Maoyan Entertainment(b)(c)	184,600	150,220
Marketingforce Management Ltd.(a)(c)	23,200	109,060
MH Development NPV, NVS(d)	32,500	—
MicroPort NeuroScientific Corp.(c)	97,000	140,275
Microport Scientific Corp.(a)	259,900	363,217
Ming Yuan Cloud Group Holdings Ltd.	290,000	95,809
Minth Group Ltd.	202,000	1,129,133
National Agricultural Holdings Ltd., NVS(d)	354,000	—
Newborn Town, Inc.(a)	116,000	139,804
Nexteer Automotive Group Ltd.(c)	232,000	221,036
Nine Dragons Paper Holdings Ltd.(a)	446,000	501,697
Noah Holdings Ltd., ADR	10,836	128,082
Ocumension Therapeutics(a)(b)	116,000	111,148
Onewo, Inc., Class H	58,000	141,030
Phancy Group Co. Ltd., Class H(a)(c)	40,600	205,935
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	226,200	379,911
Poly Property Group Co. Ltd.	522,000	140,592
Poly Property Services Co. Ltd., Class H	34,800	142,222
Precision Tsugami China Corp. Ltd.	39,000	221,382
Q Technology Group Co. Ltd.	116,000	131,191
Qfin Holdings, Inc.	24,429	355,686
Qunabox Group Ltd.(a)	29,000	83,188
Radiance Holdings Group Co. Ltd., Class L(a)(c)	232,000	48,780
REPT BATTERO Energy Co. Ltd., Class H(a)(c)	92,000	167,716
RLX Technology, Inc., ADR	83,172	201,276
RoboSense Technology Co. Ltd.(a)(c)	76,300	350,579
Sany Heavy Equipment International Holdings Co. Ltd.	307,000	617,344
Seazen Group Ltd.(a)(c)	482,000	141,323
Shandong BoAn Biotechnology Co. Ltd., Class H(a)(c)	58,000	54,935
Shanghai Chicmax Cosmetic Co. Ltd., Class H	24,900	191,508
Shanghai Conant Optical Co. Ltd., Class H	55,100	434,318
Shanghai Henlius Biotech, Inc., Class H(a)(b)	17,400	148,918
Shanghai Industrial Holdings Ltd.	116,000	227,438
Shanghai MicroPort MedBot Group Co. Ltd., Class H(a)(c)	104,500	371,831
Shenzhen Dobot Corp. Ltd.(a)	30,400	150,335
Shenzhen International Holdings Ltd.	377,000	439,191
Shenzhen Investment Ltd.(a)(c)	252,000	27,034
Shoucheng Holdings Ltd.(c)	897,200	251,711
Shougang Fushan Resources Group Ltd.(c)	580,000	249,561
Shui On Land Ltd.(c)	902,000	75,909
Sichuan Baicha Baidao Industrial Co. Ltd., Class H(c)	53,800	44,268
Sihuan Pharmaceutical Holdings Group Ltd.(c)	1,160,000	230,200
Simcere Pharmaceutical Group Ltd.(b)	232,000	368,817
Sinofert Holdings Ltd.	1,106,000	262,553
Sinopec Engineering Group Co. Ltd., Class H	315,500	318,990
Sinopec Kantons Holdings Ltd.(c)	348,000	191,979
Skyworth Group Ltd.(a)	158,800	142,184
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
SMI Holdings Group Ltd., NVS(d)	468,800	$1
SSY Group Ltd.(c)	348,000	120,164
Sun Art Retail Group Ltd.(c)	600,000	125,742
Sunac China Holdings Ltd.(a)	2,204,000	350,653
Sunshine Lake Pharma Co. Ltd., Class H(a)(c)	39,800	218,245
Superb Summit International Group Ltd., NVS(d)	11,913	—
SY Holdings Group Ltd.(c)	145,000	196,795
TCL Electronics Holdings Ltd.	252,000	394,395
Tiangong International Co. Ltd.(c)	348,000	187,350
Tianli International Holdings Ltd.(c)	348,000	111,205
Tianneng Power International Ltd.	232,000	220,847
Tong Ren Tang Technologies Co. Ltd., Class H	281,000	157,163
Tongguan Gold Group Ltd.	602,000	300,431
Topsports International Holdings Ltd.(b)	531,000	212,974
Towngas Smart Energy Co. Ltd.(c)	406,000	201,288
TravelSky Technology Ltd., Class H	292,000	399,583
Tuhu Car, Inc.(a)(b)	83,800	154,138
Tuya, Inc.	69,778	177,934
Untrade.Lumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)	28,826	225,419
Vnet Group, Inc., ADR(a)(c)	36,981	398,655
Wasion Holdings Ltd.	134,000	474,921
Weibo Corp., Class A	29,660	296,077
Weifu High-Technology Group Co. Ltd., Class B	94,416	180,444
Weimob, Inc.(a)(b)(c)	870,000	213,763
West China Cement Ltd.(c)	418,000	161,062
XD, Inc.(c)	75,000	705,720
Xinte Energy Co. Ltd., Class H(a)	116,000	105,655
Xtep International Holdings Ltd.	493,500	335,498
XXF Group Holdings Ltd.(a)(c)	292,500	44,911
Yidu Tech, Inc. (a)(b)	172,600	131,049
Yihai International Holding Ltd.(c)	145,000	301,778
Yixin Group Ltd.(b)(c)	435,000	153,143
Youzan Technology Ltd.(a)(c)	5,336,000	86,278
Yuexiu Property Co. Ltd.	348,000	203,863
Yuexiu REIT	1,480,000	162,691
Yuexiu Transport Infrastructure Ltd.	244,000	143,306
Zai Lab Ltd.(a)	253,600	481,383
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	278,400	543,677
Zhongsheng Group Holdings Ltd.	213,500	282,185
Zhongyu Energy Holdings Ltd.(c)	413,000	137,036
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(b)	49,500	137,760
		48,570,914
Colombia — 0.3%
Cementos Argos SA	154,628	490,425
Grupo Argos SA	82,012	360,661
Grupo de Inversiones Suramericana SA	10,332	149,252
Mineros SA	29,464	159,256
		1,159,594
Cyprus — 0.0%
Nanduq PLC, ADR(d)	20,971	3
Czech Republic — 0.1%
Colt CZ Group SE	3,828	165,456
Philip Morris CR AS	133	129,704
		295,160
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	76,260	110,886
EFG Holding S.A.E.(a)	168,215	94,930
Security	Shares	Value
Egypt (continued)
E-Finance for Digital & Financial Investments	294,823	$127,432
Fawry for Banking & Payment Technology Services SAE(a)	464,815	178,842
Telecom Egypt Co.	143,216	277,560
		789,650
Greece — 1.0%
Aegean Airlines SA	9,790	158,711
Aktor SA Holding Company Technical And Energy Projects(a)	15,694	194,924
Athens International Airport SA	11,120	150,315
Athens Water Supply & Sewage Co. SA	11,091	102,744
Ballys Intralot SA(a)	220,133	244,763
GEK TERNA SA	16,472	701,785
HELLENiQ ENERGY Holdings SA	23,622	245,903
Holding Co. ADMIE IPTO SA	36,639	132,234
LAMDA Development SA(a)	20,274	167,546
Motor Oil Hellas Corinth Refineries SA	17,427	756,485
Optima bank SA	52,908	610,935
Sarantis SA	10,162	175,789
Titan SA	10,005	620,817
		4,262,951
Hong Kong — 0.1%
Untrade NH Health(d)	91,000	98,684
Xinyi Energy Holdings Ltd.	944,000	152,903
		251,587
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	83,780	568,115
Opus Global Nyrt	70,122	119,395
		687,510
India — 20.1%
360 ONE WAM Ltd.	58,898	715,422
3M India Ltd.	812	334,883
Aadhar Housing Finance Ltd.(a)	27,318	137,807
Aarti Industries Ltd.	49,706	244,594
Aarti Pharmalabs Ltd.	13,108	104,480
Aavas Financiers Ltd.(a)	10,614	150,153
ACC Ltd.	20,289	355,425
Acme Solar Holdings Ltd.	36,830	95,655
Action Construction Equipment Ltd.	13,166	128,366
Acutaas Chemicals Ltd.	15,468	367,149
Aditya Birla Fashion and Retail Ltd.(a)	149,978	110,767
Aditya Birla Lifestyle Brands Ltd.(a)	105,792	118,916
Aditya Birla Real Estate Ltd.	13,630	193,574
Aditya Birla Sun Life Asset Management Co. Ltd.	18,296	179,971
Aditya Vision Ltd.(b)	17,945	95,533
Aegis Logistics Ltd.	37,874	286,917
Afcons Infrastructure Ltd.	41,518	133,384
Affle 3i Ltd.(a)	18,524	280,582
Ahluwalia Contracts India Ltd.	9,222	78,535
AIA Engineering Ltd.	11,252	476,503
Ajanta Pharma Ltd.	10,834	357,077
Alembic Pharmaceuticals Ltd.	13,764	107,814
Alivus Life Sciences Ltd.	7,134	71,735
Alok Industries Ltd.(a)	434,130	68,491
Amara Raja Energy & Mobility Ltd.	24,016	223,195
Amber Enterprises India Ltd.(a)	5,487	481,336
Anand Rathi Wealth Ltd.	10,382	351,066
Anant Raj Ltd.	33,234	193,880
Angel One Ltd.	121,800	312,870
Apar Industries Ltd.	4,814	592,483
Apollo Tyres Ltd.	76,270	380,841

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Aptus Value Housing Finance India Ltd.	97,891	$262,868
Archean Chemical Industries Ltd.	17,052	108,148
Arvind Fashions Ltd.	24,235	117,917
Arvind Ltd.	48,258	187,081
Asahi India Glass Ltd.	21,284	210,904
Aster DM Healthcare Ltd.(b)	60,958	439,207
Astra Microwave Products Ltd.	11,948	127,226
AstraZeneca Pharma India Ltd.	1,392	135,888
Atul Ltd.	3,480	255,198
AurionPro Solutions Ltd.	8,874	86,900
Authum Investment & Infrastucture Ltd.	44,660	236,775
Avalon Technologies Ltd.(a)(b)	10,208	114,673
Avanti Feeds Ltd.	11,098	157,503
AWL Agri Business Ltd.(a)	98,235	204,422
Azad Engineering Ltd.(a)	8,294	156,435
Balrampur Chini Mills Ltd.	36,176	187,391
Banco Products India Ltd.	12,818	87,926
Bandhan Bank Ltd.(b)	185,426	371,305
BASF India Ltd.	3,132	118,959
Bayer Crop.Science Ltd./India	2,865	147,114
BEML Ltd.	10,788	199,514
Biocon Ltd.	138,098	593,022
Birla Corp. Ltd.	8,476	93,183
Birlasoft Ltd.	47,182	202,745
Black Box Ltd.	9,106	53,613
BlackBuck Ltd.(a)	25,601	164,149
BLS International Services Ltd.	39,353	120,853
Blue Dart Express Ltd.	1,914	119,598
Blue Star Ltd.	36,134	770,129
Bombay Burmah Trading Co.	4,698	87,565
Borosil Renewables Ltd.(a)	15,014	75,277
Brigade Enterprises Ltd.	37,758	288,192
Brookfield India Real Estate Trust(b)	114,277	463,779
Campus Activewear Ltd.	28,884	82,480
Can Fin Homes Ltd.	23,432	217,607
Caplin Point Laboratories Ltd.	5,626	105,502
Capri Global Capital Ltd.	77,082	135,429
Carborundum Universal Ltd.	30,566	277,178
Cartrade Tech Ltd.(a)	10,629	210,502
Castrol India Ltd.	104,933	215,667
CCL Products India Ltd.	18,056	201,833
CE Info Systems Ltd.	7,192	81,749
Ceat Ltd.	5,057	196,377
Cello World Ltd.	18,908	86,564
Cemindia Projects Ltd.	16,182	102,593
Central Depository Services India Ltd.	27,318	382,709
Century Plyboards India Ltd.	17,748	143,544
Cera Sanitaryware Ltd.	1,566	84,214
CESC Ltd.	141,091	245,445
Chalet Hotels Ltd.	23,896	212,342
Chambal Fertilisers and Chemicals Ltd.	46,118	234,318
Chennai Petroleum Corp. Ltd.	14,500	153,394
Cholamandalam Financial Holdings Ltd.	25,926	466,166
CIE Automotive India Ltd.	42,398	220,139
City Union Bank Ltd.	103,168	321,135
CMS Info Systems Ltd.	44,254	147,682
Coforge Ltd.	81,490	1,066,821
Cohance Lifesciences Ltd.(a)	36,108	123,019
Computer Age Management Services Ltd.	58,925	439,706
Concord Biotech Ltd.	7,257	97,588
Container Corp. of India Ltd.	74,624	406,975
Craftsman Automation Ltd.	3,315	274,233
Security	Shares	Value
India (continued)
CreditAccess Grameen Ltd.(a)	15,842	$220,629
CRISIL Ltd.	5,220	251,186
Crompton Greaves Consumer Electricals Ltd.	175,407	497,980
Cyient Ltd.	21,982	221,627
Data Patterns India Ltd.(a)	7,598	268,182
Deepak Fertilisers & Petrochemicals Corp. Ltd.	17,955	196,809
Deepak Nitrite Ltd.	16,008	278,036
Delhivery Ltd.(a)	134,792	642,729
Devyani International Ltd.(a)	118,668	166,466
Doms Industries Ltd.	4,060	104,086
Dr Agarwal's Health Care Ltd.(a)	25,984	129,011
Dr Lal PathLabs Ltd.(b)	20,068	309,779
eClerx Services Ltd.	6,362	222,222
Edelweiss Financial Services Ltd.	151,505	190,659
EID Parry India Ltd.(a)	24,606	234,310
EIH Ltd.	63,394	218,477
Elecon Engineering Co. Ltd.	24,220	110,941
Elgi Equipments Ltd.	52,646	309,873
Emami Ltd.	51,206	260,631
Embassy Office Parks REIT	215,876	1,009,375
Endurance Technologies Ltd.(b)	9,824	288,053
Engineers India Ltd.	82,418	201,042
EPL Ltd.	43,500	104,044
Equitas Small Finance Bank Ltd.(a)(b)	141,365	100,022
Eris Lifesciences Ltd.(b)	9,737	145,916
Ethos Ltd.(a)	4,189	112,014
Exide Industries Ltd.	113,448	417,300
Federal Bank Ltd.	472,120	1,557,823
Fine Organic Industries Ltd.	2,472	128,005
Finolex Cables Ltd.	19,082	191,620
Finolex Industries Ltd.	70,760	144,154
Firstsource Solutions Ltd.	85,724	201,312
Five-Star Business Finance Ltd.	50,858	233,474
Force Motors Ltd.	1,218	326,471
Gabriel India Ltd.	16,414	180,375
Garden Reach Shipbuilders & Engineers Ltd.	7,731	206,832
Garware Hi-Tech Films Ltd.	2,537	118,433
Genus Power Infrastructures Ltd.	28,130	81,290
Genus Prime Infra Ltd., NVS	4,688	1,290
GHCL Ltd.	18,328	96,486
Gillette India Ltd.	2,262	207,539
Gland Pharma Ltd.(b)	9,918	199,237
GlaxoSmithKline Pharmaceuticals Ltd.	11,252	318,615
Glenmark Pharmaceuticals Ltd.	40,476	951,144
Global Health Ltd./India	20,938	262,132
GMM Pfaudler Ltd.	10,100	103,609
Go Digit General Insurance Ltd.(a)	69,542	256,833
Godawari Power and Ispat Ltd.	58,632	171,742
Godfrey Phillips India Ltd.	9,918	230,545
Granules India Ltd.	35,670	229,100
Graphite India Ltd.	17,076	134,879
Gravita India Ltd.	9,048	160,640
Great Eastern Shipping Co. Ltd.(The)	27,086	398,814
Grindwell Norton Ltd.	11,688	213,654
Gujarat Fluorochemicals Ltd.	7,830	300,366
Gujarat Gas Ltd.	36,424	163,110
Gujarat Mineral Development Corp. Ltd.	25,694	161,008
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,620	113,452
Gujarat Pipavav Port Ltd.	67,304	130,848
Gujarat State Fertilizers & Chemicals Ltd.	63,916	118,947
Gujarat State Petronet Ltd.	74,646	250,047
Happiest Minds Technologies Ltd.	32,332	128,091
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
HBL Engineering Ltd.	31,548	$237,740
HEG Ltd.	18,444	117,123
Hexaware Technologies Ltd.	39,092	203,915
HFCL Ltd.	293,201	221,061
Himadri Speciality Chemical Ltd.	49,532	264,517
Hindustan Construction Co. Ltd.(a)	599,512	114,859
Hindustan Copper Ltd.	74,216	462,686
Hindustan Foods Ltd.(a)	17,980	96,345
Home First Finance Co. India Ltd.(b)	18,444	219,872
Honasa Consumer Ltd.(a)	40,716	135,862
Honeywell Automation India Ltd.	480	163,406
IFCI Ltd.(a)	170,752	112,842
IIFL Capital Services Ltd.	32,695	103,916
IIFL Finance Ltd.	61,395	335,432
Indegene Ltd.	21,866	119,509
India Cements Ltd. (The)(a)	11,890	52,972
IndiaMART Intermesh Ltd.(b)	8,468	198,951
Indraprastha Gas Ltd.	144,963	272,589
Inox Wind Ltd.(a)	200,600	203,615
Intellect Design Arena Ltd.	23,142	177,893
International Gemmological Institute India Ltd.	38,468	139,981
Inventurus Knowledge Solutions Ltd.(a)	10,788	163,531
ION Exchange India Ltd.	25,260	101,257
Ipca Laboratories Ltd.	36,172	608,867
IRB Infrastructure Developers Ltd.	487,896	223,913
IRCON International Ltd.(b)	106,488	168,540
ITC Hotels Ltd.(a)	162,284	314,520
Jaiprakash Power Ventures Ltd.(a)	1,038,838	174,173
Jammu & Kashmir Bank Ltd.(The)	108,518	144,915
JB Chemicals & Pharmaceuticals Ltd.	21,576	486,743
JBM Auto Ltd.	17,052	103,514
Jindal Saw Ltd.	62,756	128,065
JK Cement Ltd.	9,338	581,179
JK Lakshmi Cement Ltd.	17,284	135,658
JK Paper Ltd.	22,736	90,570
JK Tyre & Industries Ltd.	33,930	187,126
JM Financial Ltd.	122,612	172,289
JSW Holdings Ltd./India(a)	814	149,026
Jubilant Ingrevia Ltd.	22,743	146,563
Jubilant Pharmova Ltd.	19,836	189,024
Jupiter Life Line Hospitals Ltd.	5,822	80,749
Jupiter Wagons Ltd.	26,140	76,791
Jyothy Labs Ltd.	39,788	111,156
Jyoti CNC Automation Ltd.(a)	21,576	194,735
Kajaria Ceramics Ltd.	22,596	237,895
Kalpataru Projects International Ltd.	29,058	396,425
Kansai Nerolac Paints Ltd.	54,056	120,921
Karnataka Bank Ltd.(The)	46,674	104,169
Karur Vysya Bank Ltd.(The)	133,542	479,105
Kaynes Technology India Ltd.(a)	7,946	337,015
KEC International Ltd.	35,206	226,286
KEI Industries Ltd.	15,788	882,532
Kfin Technologies Ltd.	27,898	293,887
Kirloskar Brothers Ltd.	6,308	109,895
Kirloskar Ferrous Industries Ltd.	17,400	76,054
Kirloskar Oil Engines Ltd.	21,692	332,482
Kirloskar Pneumatic Co. Ltd.	11,677	149,381
KPI Green Energy Ltd.(b)	29,666	126,154
KPIT Technologies Ltd.	43,790	372,187
KPR Mill Ltd.	30,308	300,076
KRBL Ltd.	10,503	39,275
Krishna Institute of Medical Sciences Ltd.(a)(b)	65,946	541,229
Security	Shares	Value
India (continued)
KSB Ltd.	19,720	$167,401
Kwality Wall's India Ltd., NVS(a)	213,689	61,352
Laurus Labs Ltd.(b)	89,900	1,065,851
Le Travenues Technology Ltd.(a)	52,954	99,336
Leela Palaces Hotels & Resorts Ltd.(a)	32,074	159,901
Lemon Tree Hotels Ltd.(a)(b)	140,128	175,357
LIC Housing Finance Ltd.	74,124	438,718
Lloyds Engineering Works Ltd.	234,436	123,471
LMW Ltd.	986	160,001
LT Foods Ltd.	47,212	209,335
Lumax Auto Technologies Ltd.	7,366	142,290
Mahanagar Gas Ltd.	13,978	187,598
Maharashtra Scooters Ltd.	638	93,069
Mahindra & Mahindra Financial Services Ltd.	137,344	565,627
Mahindra Lifespace Developers Ltd.	47,849	188,509
Manappuram Finance Ltd.	140,270	436,724
Mastek Ltd.	5,684	99,190
Max Estates Ltd.(a)	20,945	92,739
Max Financial Services Ltd.(a)	69,832	1,391,939
Medplus Health Services Ltd.(a)	19,413	181,023
Metropolis Healthcare Ltd.(b)	8,476	178,064
Minda Corp. Ltd.	21,172	129,481
Mindspace Business Parks REIT(b)	57,884	294,241
Mishra Dhatu Nigam Ltd.(b)	19,372	73,908
Motherson Sumi Wiring India Ltd.	779,172	370,702
Motilal Oswal Financial Services Ltd.	39,092	312,048
Mrs Bectors Food Specialities Ltd.	44,555	102,255
MTAR Technologies Ltd.(a)	5,119	214,550
Multi Commodity Exchange of India Ltd.	33,345	897,237
Narayana Hrudayalaya Ltd.	19,778	397,925
Natco Pharma Ltd.	21,613	235,119
National Aluminium Co. Ltd.	225,678	880,543
Nava Ltd.	30,981	202,880
Navin Fluorine International Ltd.	8,899	612,961
Nazara Technologies Ltd.(a)	36,266	105,658
NBCC India Ltd.	284,316	289,802
NCC Ltd./India	122,090	205,326
Netweb Technologies India Ltd.	4,524	192,248
Network18 Media & Investments Ltd.(a)	205,734	75,461
Neuland Laboratories Ltd.	2,088	294,943
Newgen Software Technologies Ltd.	19,352	108,365
Nexus Select Trust	205,784	365,780
NIIT Learning Systems Ltd.	28,246	104,807
Nippon Life India Asset Management Ltd.(b)	41,412	424,193
NLC India Ltd.	102,892	294,539
NMDC Steel Ltd.(a)	300,498	134,127
Nuvama Wealth Management Ltd.	21,673	296,804
Nuvoco Vistas Corp. Ltd.(a)	29,174	105,222
Ola Electric Mobility Ltd.(a)	361,978	100,346
Olectra Greentech Ltd.	12,006	131,778
Onesource Specialty Pharma Ltd.(a)	12,528	185,474
Paradeep Phosphates Ltd.(b)	128,702	172,380
PC Jeweller Ltd.(a)	748,490	81,763
PCBL CHEMICAL Ltd.	46,516	158,473
Pearl Global Industries Ltd.	6,786	115,374
PG Electroplast Ltd.	38,692	267,298
Piramal Finance Ltd., NVS(a)	25,239	483,491
Piramal Pharma Ltd.	159,268	273,750
PNB Housing Finance Ltd.(b)	49,416	448,659
PNC Infratech Ltd.	35,554	80,842
Poly Medicure Ltd.	10,134	140,116
Poonawalla Fincorp Ltd.(a)	71,340	356,969

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Power Mech Projects Ltd.	4,230	$96,952
Praj Industries Ltd.	41,005	143,457
Premier Energies Ltd.(b)	28,335	227,770
Pricol Ltd.	19,496	129,179
Procter & Gamble Health Ltd.	1,830	98,574
Prudent Corporate Advisory Services Ltd.	5,510	142,322
PTC India Ltd.	60,668	111,079
PTC Industries Ltd.(a)	1,396	275,266
PVR Inox Ltd.(a)	20,648	232,210
Radico Khaitan Ltd.	20,010	582,751
Railtel Corp. of India Ltd.	31,262	107,964
Rainbow Children's Medicare Ltd.	14,724	192,940
Ramco Cements Ltd.(The)	28,420	352,865
Ramkrishna Forgings Ltd.	23,258	141,233
Rategain Travel Technologies Ltd.(a)	14,036	81,869
Ratnamani Metals & Tubes Ltd.	6,114	165,043
RattanIndia Power Ltd.(a)	820,700	75,024
Raymond Lifestyle Ltd.(a)	10,089	97,779
RBL Bank Ltd.(b)	115,652	407,071
Redington Ltd.	150,104	463,450
Redtape Ltd./India	77,430	100,066
Reliance Power Ltd.(a)	746,232	197,253
Rhi Magnesita India Ltd.	22,847	109,268
RR Kabel Ltd.	7,308	125,750
Safari Industries India Ltd.	8,178	161,676
Sagility Ltd.	605,315	263,662
SAI Life Sciences Ltd.(a)(b)	33,640	369,377
Sammaan Capital Ltd.(a)	152,837	252,204
Sanofi Consumer Healthcare India Ltd.	1,798	88,830
Sanofi India Ltd.	1,425	62,107
Sansera Engineering Ltd.(b)	10,846	279,662
Sapphire Foods India Ltd.(a)	55,041	123,807
Sarda Energy & Minerals Ltd.	23,664	143,597
Saregama India Ltd.	24,848	90,951
Schneider Electric Infrastructure Ltd.(a)	15,893	158,509
Senco Gold Ltd.	19,140	66,938
Shaily Engineering Plastics Ltd.	6,438	138,578
Shakti Pumps India Ltd.	14,558	82,515
Sheela Foam Ltd.(a)	13,572	81,840
Shilpa Medicare Ltd.	36,656	136,017
Shipping Corp. of India Ltd.	41,296	119,584
Shree Renuka Sugars Ltd.(a)	310,474	83,044
Shriram Pistons & Rings Ltd.	3,596	123,281
SignatureGlobal India Ltd.(a)	11,446	124,589
SJVN Ltd.	223,676	179,719
SKF India Industrial Ltd., NVS(a)	6,728	189,505
SKF India Ltd.	6,728	128,716
Sobha Ltd.	12,046	185,036
Sona Blw Precision Forgings Ltd.(b)	110,861	653,096
Sonata Software Ltd.	50,504	149,063
South Indian Bank Ltd.(The)	360,702	163,295
Star Health & Allied Insurance Co. Ltd.(a)	61,248	313,389
Sterling and Wilson Renewable(a)	31,477	68,486
Strides Pharma Science Ltd.	12,108	113,659
Sudarshan Chemical Industries Ltd.	12,412	119,801
Sumitomo Chemical India Ltd.	34,569	152,574
Sun TV Network Ltd.	30,798	219,665
Sundram Fasteners Ltd.	30,276	291,012
Suprajit Engineering Ltd.	25,984	124,755
Supreme Petrochem Ltd.	22,272	175,481
Surya Roshni Ltd.	23,780	58,575
Swan Corp. Ltd.	32,981	138,816
Security	Shares	Value
India (continued)
Syngene International Ltd.(b)	36,720	$170,691
Syrma SGS Technology Ltd.	23,959	217,102
Tamilnad Mercantile Bank Ltd.	19,662	144,678
Tanla Platforms Ltd.	23,364	116,992
Tata Chemicals Ltd.	35,438	279,796
Tata Elxsi Ltd.	8,642	429,722
Tata Investment Corp. Ltd.	34,568	250,235
Tata Technologies Ltd.	35,264	227,499
Tbo Tek Ltd.(a)	13,647	184,137
TD Power Systems Ltd.	31,648	314,611
Techno Electric & Engineering Co. Ltd.	16,008	206,954
Tega Industries Ltd.	7,226	144,375
Tejas Networks Ltd.(b)	27,081	129,740
Texmaco Rail & Engineering Ltd., Class L	73,776	85,024
Thanga Mayil Jewellery Ltd.	2,784	121,292
Thermax Ltd.	10,324	354,118
Thomas Cook India Ltd.	81,490	92,377
Tilaknagar Industries Ltd.	28,942	144,562
Time Technoplast Ltd.	54,404	109,884
Timken India Ltd.	9,700	370,328
Tips Music Ltd.	16,539	97,826
Titagarh Rail System Ltd.	22,562	174,129
Transformers & Rectifiers India Ltd.	27,738	94,824
Transport Corp. of India Ltd.	9,280	102,382
Trident Ltd./India	348,000	98,113
Triveni Engineering & Industries Ltd.	29,108	126,402
Triveni Turbine Ltd.	36,308	195,202
TSF Investments Ltd.	24,534	108,418
TTK Prestige Ltd.	14,443	83,086
TVS Holdings Ltd.	1,181	196,136
Ujjivan Small Finance Bank Ltd.(a)(b)	249,922	159,497
UNO Minda Ltd.	51,736	676,290
Usha Martin Ltd.	40,832	188,249
UTI Asset Management Co. Ltd.	13,528	147,071
V2 Retail Ltd.(a)	4,756	104,119
VA Tech Wabag Ltd.	11,582	161,072
Valor Estate Ltd.(a)	50,170	62,892
Vardhman Textiles Ltd.	23,869	142,967
Varroc Engineering Ltd.(b)	13,688	81,484
Vesuvius India Ltd.	24,360	133,830
V-Guard Industries Ltd.	52,316	180,483
Vijaya Diagnostic Centre Ltd.	14,964	165,721
Vinati Organics Ltd.	7,830	127,152
VIP Industries Ltd.(a)	25,926	102,085
V-Mart Retail Ltd.(a)	14,318	87,421
Voltamp Transformers Ltd.	1,756	175,995
Welspun Corp. Ltd.	22,206	202,009
Welspun Enterprises Ltd.	16,472	87,984
Welspun Living Ltd.	114,000	157,812
Westlife Foodworld Ltd.	15,849	86,208
Whirlpool of India Ltd.	17,082	173,420
Wockhardt Ltd.(a)	19,430	291,707
Zee Entertainment Enterprises Ltd.	194,010	186,731
Zen Technologies Ltd.	12,296	184,530
Zensar Technologies Ltd.	31,494	196,184
ZF Commercial Vehicle Control Systems India Ltd.	1,859	310,107
Zydus Wellness Ltd.	32,074	135,824
		89,351,406
Indonesia — 2.2%
Adaro Andalan Indonesia PT	378,600	208,622
AKR Corporindo Tbk PT	2,354,800	181,895
Alamtri Resources Indonesia Tbk PT	1,839,400	256,465
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Aneka Tambang Tbk	2,192,400	$570,053
Astra Agro Lestari Tbk PT	261,200	116,851
Bank Aladin Syariah Tbk PT(a)	1,832,800	62,861
Bank Jago Tbk PT(a)	1,657,100	156,946
Bank Tabungan Negara Persero Tbk PT	1,363,000	112,818
BFI Finance Indonesia Tbk PT	3,091,400	144,751
Bukalapak.com PT Tbk(a)	14,192,600	123,518
Bukit Asam Tbk PT	1,078,800	167,209
Bumi Resources Tbk PT(a)	25,640,700	393,410
Bumi Serpong Damai Tbk PT(a)	1,469,100	72,592
Ciputra Development Tbk PT	2,789,863	128,063
Elang Mahkota Teknologi Tbk PT	3,317,600	176,086
Energi Mega Persada Tbk PT, NVS(a)	3,580,600	377,168
ESSA Industries Indonesia Tbk PT	3,346,200	128,743
Gudang Garam Tbk PT	133,400	137,657
Hanson International Tbk PT, NVS(d)	25,794,200	—
Indah Kiat Pulp & Paper Tbk PT	614,800	424,267
Indo Tambangraya Megah Tbk PT	108,900	147,835
Indocement Tunggal Prakarsa Tbk PT	295,800	109,260
Indofood Sukses Makmur Tbk PT	1,098,400	422,361
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,076,457	66,883
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,502,200	212,983
Jasa Marga Persero Tbk PT	322,400	71,134
Kalbe Farma Tbk PT	4,599,400	301,972
Map Aktif Adiperkasa PT	3,253,800	136,529
MD Entertainment Tbk PT(a)	966,970	484,184
Medco Energi Internasional Tbk PT	1,404,412	144,615
Medikaloka Hermina Tbk PT	2,314,200	177,272
Merdeka Copper Gold Tbk PT(a)	2,310,700	516,861
Mitra Adiperkasa Tbk PT	2,494,000	199,341
Mitra Keluarga Karyasehat Tbk PT	1,293,478	169,738
MNC Tourism Indonesia Tbk PT(a)	17,115,800	125,574
Pabrik Kertas Tjiwi Kimia Tbk PT	469,800	307,219
Pacific Strategic Financial Tbk PT(a)	2,239,600	166,985
Pakuwon Jati Tbk PT	7,269,300	158,697
Perusahaan Gas Negara Tbk PT	2,420,500	344,895
Petrosea Tbk PT	742,400	270,697
Raharja Energi Cepu PT	247,800	106,422
Sarana Menara Nusantara Tbk PT	4,999,600	150,599
Sawit Sumbermas Sarana Tbk PT	670,900	62,828
Semen Indonesia Persero Tbk PT	1,147,500	199,665
Solusi Sinergi Digital Tbk PT	580,000	88,947
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Transcoal Pacific Tbk PT	324,900	239,339
Vale Indonesia Tbk PT	556,800	261,784
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	15,543
XLSMART Telecom Sejahtera Tbk. PT	1,119,800	211,412
		9,811,549
Kuwait — 0.9%
Agility Public Warehousing Co. KSC	424,727	191,106
Al Ahli Bank of Kuwait KSCP	329,446	328,697
Ali Alghanim Sons Automotive Co. KSCC	40,820	155,055
Arzan Financial Group for Financing & Investment KPSC	135,298	150,120
Boubyan Petrochemicals Co. KSCP	110,145	200,931
Boursa Kuwait Securities Co. KPSC	32,092	325,188
Burgan Bank SAK	241,104	161,785
Commercial Real Estate Co. KSC	487,896	322,541
Gulf Cable & Electrical Industries Co. KSCP	23,874	151,818
Humansoft Holding Co. KSC	23,208	198,180
Kuwait International Bank KSCP	198,619	180,840
Security	Shares	Value
Kuwait (continued)
Kuwait Projects Co. Holding KSCP(a)	427,808	$114,380
Kuwait Real Estate Co. KSC(a)	215,772	242,683
Kuwait Telecommunications Co.	97,208	207,581
Mezzan Holding Co. KSCC	39,778	149,640
National Industries Group Holding SAK	476,732	391,671
National Investments Co. KSCP	169,650	153,675
National Real Estate Co. KPSC(a)	331,528	77,720
Salhia Real Estate Co. KSCP	109,458	134,190
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	160,602	75,405
		3,913,206
Malaysia — 2.8%
AFFIN Bank Bhd(a)	208,244	142,787
Alliance Bank Malaysia Bhd	239,100	309,631
Axis Real Estate Investment Trust	400,200	208,674
Bank Islam Malaysia Bhd	203,000	128,829
Bursa Malaysia Bhd	130,650	301,786
Carlsberg Brewery Malaysia Bhd	56,400	255,553
Dialog Group Bhd	916,400	414,971
Eco World Development Group Bhd	436,400	252,209
Farm Fresh Bhd	362,100	243,818
Fraser & Neave Holdings Bhd	33,500	300,820
Frontken Corp. Bhd	403,150	388,118
Genting Bhd	551,800	400,899
Genting Malaysia Bhd	460,800	248,835
Greatech Technology Bhd(a)	273,400	147,939
HAP Seng Consolidated Bhd	128,900	94,379
Hartalega Holdings Bhd(a)	489,700	111,270
Heineken Malaysia Bhd	35,800	226,484
Hextar Global Bhd	697,000	143,305
IGB Real Estate Investment Trust	489,900	362,609
IJM Corp. Bhd	554,800	357,400
Inari Amertron Bhd	667,000	242,649
IOI Properties Group Bhd	382,800	339,316
Itmax System Bhd	197,700	240,323
Kelington Group Bhd	174,100	244,257
Kossan Rubber Industries Bhd	454,300	117,726
KPJ Healthcare Bhd	510,400	383,671
Lafarge Malaysia Bhd	125,700	277,826
Mah Sing Group Bhd	492,600	148,034
Malakoff Corp. Bhd	580,000	116,901
Malaysian Pacific Industries Bhd	22,800	186,635
MBSB Bhd	951,200	174,638
Nationgate Holdings Bhd	222,800	49,426
Pavilion REIT	457,100	228,976
PPB Group Bhd	165,700	462,924
Sam Engineering & Equipment M Bhd	127,600	109,152
Scientex Bhd	176,800	171,756
Sime Darby Bhd	672,800	422,332
Sime Darby Property Bhd	883,500	328,912
SP Setia Bhd Group	609,000	143,010
Sunway Construction Group Bhd	174,000	315,156
Sunway REIT	452,400	289,329
Syarikat Takaful Malaysia Keluarga Bhd	87,044	71,779
Tanco Holdings Bhd(a)	477,600	195,164
TIME dotCom Bhd	308,200	481,587
Top Glove Corp. Bhd	1,426,800	212,682
Unisem M Bhd	139,200	111,997
United Plantations Bhd	69,600	527,592
UWC Bhd(a)	127,600	147,079
ViTrox Corp. Bhd(c)	171,500	202,372
Yinson Holdings Bhd	330,600	199,642

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Zetrix Ai Bhd(c)	1,639,500	$345,640
		12,528,799
Mexico — 1.7%
Alpek SAB de CV(a)(c)	424,800	202,756
Alsea SAB de CV	139,200	491,023
Banco del Bajio SA(b)	203,000	678,710
Bolsa Mexicana de Valores SAB de CV	100,300	221,543
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	265,500	230,937
Corp Inmobiliaria Vesta SAB de CV	226,235	833,241
FIBRA Macquarie Mexico(b)(c)	186,135	465,391
Fibra MTY SAPI de CV	488,132	419,201
GCC SAB de CV	41,320	480,619
Genomma Lab Internacional SAB de CV, Class B	191,400	202,603
Gentera SAB de CV	299,800	872,835
Grupo Televisa SAB, CPO(c)	585,800	350,011
La Comer SAB de CV	82,049	185,470
Megacable Holdings SAB de CV, CPO	137,200	531,767
Orbia Advance Corp. SAB de CV(a)(c)	226,200	268,072
Qualitas Controladora SAB de CV	52,200	508,967
Regional SAB de CV	63,800	599,102
		7,542,248
Peru — 0.1%
Intercorp Financial Services, Inc.	9,334	451,579
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	411,800	244,231
Alliance Global Group, Inc.	814,200	121,427
AREIT, Inc.	342,200	249,536
Century Pacific Food, Inc.	388,600	269,220
Converge Information and Communications Technology Solutions, Inc.	804,300	200,848
DigiPlus Interactive Corp.	542,800	151,549
DMCI Holdings, Inc.	864,400	144,654
GT Capital Holdings, Inc.	28,420	330,207
JG Summit Holdings, Inc.	661,200	343,987
LT Group, Inc.	573,300	155,293
Manila Water Co., Inc.	266,800	186,457
Maynilad Water Services, Inc., NVS(a)	581,400	221,812
Megaworld Corp.	2,842,000	111,383
Monde Nissin Corp.(b)	904,800	103,395
Puregold Price Club, Inc.	319,000	232,342
RL Commercial REIT, Inc.	1,374,600	180,213
Robinsons Land Corp.	485,800	155,878
Robinsons Retail Holdings, Inc.	98,600	65,232
Semirara Mining & Power Corp., Class A	243,600	118,283
Universal Robina Corp.	233,160	323,468
		3,909,415
Poland — 1.6%
Alior Bank SA	22,156	742,958
AmRest Holdings SE(c)	30,772	106,946
Auto Partner SA	26,972	136,326
Bank Handlowy w Warszawie SA	6,085	202,654
Benefit Systems SA(a)	754	815,707
Cyfrowy Polsat SA(a)(c)	65,210	231,470
Diagnostyka SA, NVS	4,176	221,072
Enea SA(a)	70,934	490,452
Grupa Azoty SA(a)(c)	16,497	76,641
Grupa Kety SA	2,378	720,054
Jastrzebska Spolka Weglowa SA, Class S(a)(c)	13,746	104,473
KRUK SA	4,872	631,939
Security	Shares	Value
Poland (continued)
Modivo SA(a)	13,490	$418,589
Orange Polska SA	155,034	608,574
Pepco Group NV	48,820	403,134
Tauron Polska Energia SA(a)	264,480	870,734
XTB SA(b)	19,219	478,617
		7,260,340
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	26,796	112,411
Baladna(a)	306,344	104,565
Barwa Real Estate Co.	535,481	376,312
Doha Bank QPSC	580,348	469,724
Estithmar Holding QPSC(a)	266,863	277,893
Gulf International Services QSC	276,656	197,504
Qatar Aluminum Manufacturing Co.	645,250	308,009
Qatar Navigation QSC	262,392	805,625
United Development Co. QSC	402,636	107,214
Vodafone Qatar PQSC	473,222	345,755
		3,105,012
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	614
Federal Grid Co. Rosseti PJSC(a)(d)	142,040,000	18
IPJSC United Medical Group, GDR, NVS(a)(d)(e)	11,658	1
Lenta PJSC, GDR(a)(d)	58,692	8
Segezha Group PJSC(a)(b)(d)	1,675,000	217
Sistema AFK PAO(a)(d)	1,865,280	241
Sovcomflot PJSC(a)(d)	338,350	44
		1,143
Saudi Arabia — 3.1%
Abdullah Al Othaim Markets Co.	116,928	191,392
Advanced Petrochemical Co.(a)	32,373	204,203
Al Babtain Power & Telecommunication Co.	8,878	148,241
Al Hammadi Holding	20,768	134,528
Al Majed for Oud Co.	3,596	159,016
Al Masane Al Kobra Mining Co.	9,338	243,131
Al Moammar Information Systems Co.	4,924	202,433
Al Rajhi Co. for Co-operative Insurance(a)	10,208	202,330
Al Rajhi REIT	80,678	174,438
Al-Dawaa Medical Services Co.	8,990	117,176
Aldrees Petroleum and Transport Services Co.	11,137	346,861
AlKhorayef Water & Power Technologies Co.	4,814	148,137
Almoosa Health Co.	2,958	116,474
Almunajem Foods Co.	5,452	73,790
AlSaif Stores For Development & Investment Co.(a)	46,722	80,294
Arabian Cement Co./Saudi Arabia	14,500	86,322
Arabian Centres Co.(b)	54,315	261,960
Arabian Contracting Services Co.(a)	4,847	136,777
Arabian Drilling Co.	5,800	138,445
Arriyadh Development Co.	29,290	140,863
Astra Industrial Group	10,846	369,461
Ataa Educational Co.	7,598	113,339
BinDawood Holding Co.	74,124	86,803
Catrion Catering Holding Co.	11,948	242,848
City Cement Co.	3,230	9,903
Dallah Healthcare Co.	8,895	235,218
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	15,898	126,159
East Pipes Integrated Co. for Industry	4,543	169,865
Eastern Province Cement Co.	14,204	88,030
Electrical Industries Co.	150,858	592,290
Emaar Economic City(a)	52,886	120,503
Etihad GO Telecom Co.	7,414	170,332
Fawaz Abdulaziz Al Hokair & Co.(a)	16,646	72,553
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
flynas Co. SJSC(a)	12,122	$188,592
Jadwa REIT Saudi Fund	57,304	178,646
Jamjoom Pharmaceuticals Factory Co.	6,032	216,408
Leejam Sports Co. JSC	7,965	174,337
Maharah Human Resources Co.	69,664	111,807
Middle East Healthcare Co.	13,572	114,193
Mobile Telecommunications Co. Saudi Arabia	102,138	312,647
Nahdi Medical Co.	8,359	221,239
National Agriculture Development Co. (The)(a)	41,992	192,192
National Co. for Learning & Education	5,046	152,016
National Gas & Industrialization Co.	11,078	232,133
National Industrialization Co.(a)	77,396	172,828
National Medical Care Co.	6,438	212,789
Perfect Presentation For Commercial Services Co.(a)	64,824	117,169
Power & Water Utility Co. for Jubail & Yanbu(a)	18,821	156,164
Qassim Cement Co.(The)	14,094	158,778
Rabigh Refining & Petrochemical Co.(a)	85,352	165,342
Rasan Information Technology Co.(a)	11,273	389,863
Retal Urban Development Co.	69,088	246,757
Sahara International Petrochemical Co.	89,906	332,193
Saudi Automotive Services Co.(a)	11,099	156,605
Saudi Cement Co.	18,502	162,483
Saudi Ceramic Co.	17,912	124,377
Saudi Chemical Co. Holding	120,573	236,421
Saudi Ground Services Co.	25,926	224,053
Saudi Industrial Investment Group	82,186	282,978
Saudi Kayan Petrochemical Co.(a)	181,540	232,679
Saudi Manpower Solutions Co.	58,000	82,059
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	14,210	106,231
Saudi Real Estate Co.(a)	46,168	162,054
Saudi Reinsurance Co.(a)	21,222	132,461
Saudi Research & Media Group(a)	9,007	196,546
Saudia Dairy & Foodstuff Co.	4,542	241,208
Savola Group (The)(a)	38,106	228,787
Seera Group Holding(a)	46,756	286,043
Specialized Medical Co.	19,662	97,588
Sustained Infrastructure Holding Co.	15,544	110,890
Taiba Investments Co.	33,350	300,831
Theeb Rent A Car Co.	12,528	106,116
United Electronics Co.	11,925	262,713
United International Transportation Co.	15,698	169,086
Yamama Cement Co.	23,372	152,485
		13,804,902
South Africa — 4.0%
AECI Ltd.	25,413	175,676
African Rainbow Minerals Ltd.	27,376	431,200
Aspen Pharmacare Holdings Ltd.	93,670	796,537
AVI Ltd.	87,068	613,652
Blu Label Unlimited Group Ltd.(a)(c)	167,736	111,025
Boxer Retail Ltd.(c)	26,680	118,440
Coronation Fund Managers Ltd.	70,612	222,695
DataTec Ltd.	50,523	244,631
Dis-Chem Pharmacies Ltd.(b)(c)	137,228	318,859
DRDGOLD Ltd.	116,174	437,401
Equites Property Fund Ltd.	223,508	268,319
Exxaro Resources Ltd.	61,886	770,057
Fortress Real Estate Investments Ltd., Series B, Class B	315,148	518,130
Foschini Group Ltd.(The)	87,232	477,801
Grindrod Ltd.	191,704	224,547
Growthpoint Properties Ltd.	860,372	1,016,318
Security	Shares	Value
South Africa (continued)
Hosken Consolidated Investments Ltd.(c)	11,116	$116,171
Hyprop Investments Ltd.	111,109	449,200
Investec Ltd.	66,352	570,360
JSE Ltd.	21,866	229,372
Life Healthcare Group Holdings Ltd.	344,346	262,091
Momentum Group Ltd.	293,101	744,360
Motus Holdings Ltd.	41,470	350,797
Mr. Price Group Ltd.	68,846	792,018
Netcare Ltd.	308,792	332,959
Ninety One Ltd.	51,704	176,148
Old Mutual Ltd.	1,092,488	1,130,759
Omnia Holdings Ltd.	44,486	250,035
Pick n Pay Stores Ltd.(a)	146,606	178,343
Redefine Properties Ltd.	1,839,122	802,273
Resilient REIT Ltd.	74,838	420,670
Reunert Ltd.	51,620	213,075
Santam Ltd.	10,266	281,881
Sappi Ltd.	164,256	173,638
SPAR Group Ltd. (The)(a)	51,272	224,745
Telkom SA SOC Ltd.	75,364	304,414
Thungela Resources Ltd.	34,744	242,322
Tiger Brands Ltd.	40,356	807,253
Truworths International Ltd.	97,614	371,054
Vukile Property Fund Ltd.	345,100	550,954
We Buy Cars Holdings Ltd.	74,228	202,774
Wilson Bayly Holmes-Ovcon Ltd.	14,094	187,091
Woolworths Holdings Ltd./South Africa	231,942	793,107
		17,903,152
South Korea — 16.2%
ABLBio, Inc.(a)(c)	9,971	1,340,734
Amorepacific Holdings Corp.	8,758	190,679
APRILBIO Co. Ltd.(a)	4,119	206,571
BGF retail Co. Ltd.	2,146	185,849
BHI Co. Ltd.(a)	5,278	342,910
Binggrae Co. Ltd.	1,392	79,176
BNK Financial Group, Inc.	62,578	866,469
Cafe24 Corp.(a)(c)	3,364	77,724
Caregen Co. Ltd.(c)	4,424	420,890
Celltrion Pharm, Inc.	5,561	277,285
Chabiotech Co. Ltd.(a)(c)	13,356	200,489
Cheil Worldwide, Inc.(c)	16,762	255,580
Chong Kun Dang Pharmaceutical Corp.(a)	2,088	135,417
CJ CheilJedang Corp.	2,030	301,697
CJ Corp.	3,654	555,224
CJ ENM Co. Ltd.(a)	3,088	155,844
CJ Logistics Corp.	2,088	191,113
Classys, Inc.(a)(c)	5,742	232,845
Clobot Co. Ltd.(a)	4,320	222,950
Cosmax, Inc.(a)(c)	2,204	291,128
CosmoAM&T Co. Ltd.(a)	6,670	270,957
Coway Co. Ltd.(a)	13,494	766,671
CS Wind Corp.(c)	6,554	244,603
D&D PharmaTech, Inc.(a)(c)	5,133	327,860
Daeduck Electronics Co. Ltd./New(c)	9,280	404,988
Daejoo Electronic Materials Co. Ltd.(c)	2,778	194,732
Daesang Corp.	4,121	64,568
Daewoo Engineering & Construction Co. Ltd.(a)(c)	55,498	392,439
Daewoong Co. Ltd.(c)	6,612	124,025
Daewoong Pharmaceutical Co. Ltd.	1,342	164,092
Daishin Securities Co. Ltd.	6,839	213,627
D'Alba Global Co. Ltd.(c)	1,137	134,078
Daou Technology, Inc.	5,402	204,280

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
DB HiTek Co. Ltd.	7,999	$533,773
Dear U Co. Ltd.	2,463	65,566
DL E&C Co. Ltd.(a)	8,236	292,454
DL Holdings Co. Ltd.(a)	3,712	133,407
DN Automotive Corp.	6,726	127,384
Dongjin Semichem Co. Ltd.	9,143	349,632
DongKook Pharmaceutical Co. Ltd.	5,167	73,255
Dongsuh Companies, Inc.(c)	9,591	182,573
Doosan Bobcat, Inc.	13,191	594,818
Doosan Fuel Cell Co. Ltd.(a)	11,542	319,354
Doosan Robotics, Inc.(a)(c)	6,490	480,026
DoubleUGames Co. Ltd.	3,596	132,386
Douzone Bizon Co. Ltd.	4,930	405,247
Duk San Neolux Co. Ltd.(a)	4,416	128,139
Ecopro Materials Co. Ltd.(a)(c)	6,902	344,444
E-MART, Inc.	4,930	359,699
Enchem Co. Ltd.(a)(c)	5,046	266,245
Eo Technics Co. Ltd.(a)	2,220	647,214
ESR Kendall Square REIT Co. Ltd.	54,902	165,069
Eugene Technology Co. Ltd.	4,292	400,533
F&F Co. Ltd./New(c)	4,176	204,749
Fadu, Inc.(a)(c)	6,657	273,627
GemVax & Kael Co. Ltd.(a)(c)	8,717	281,500
GI Innovation, Inc.(a)	14,337	160,825
Green Cross Corp.(a)	1,566	183,858
GS Engineering & Construction Corp.	18,096	281,665
GS Holdings Corp.	11,658	557,168
GS Retail Co. Ltd.	9,686	148,041
Han Kuk Carbon Co. Ltd.(c)	9,686	282,271
Hana Micron, Inc.(a)	14,210	358,566
Hanall Biopharma Co. Ltd.(a)(c)	8,685	371,595
Hanil Cement Co. Ltd./New	6,431	81,253
Hanmi Pharm Co. Ltd.(a)	1,624	669,087
Hanmi Science Co. Ltd.(a)(c)	5,378	163,121
Hanon Systems(a)(c)	62,466	201,436
Hansol Chemical Co. Ltd.	2,436	571,607
Hanssem Co. Ltd.(a)(c)	2,668	92,102
Hanwha Corp.(a)(c)	6,006	570,328
Hanwha Engine(a)(c)	13,978	524,422
Hanwha Investment & Securities Co. Ltd.(a)(c)	32,403	188,259
Hanwha Life Insurance Co. Ltd.(a)(c)	79,866	275,071
Hanwha Solutions Corp.(a)(c)	28,594	1,051,003
Hanwha Vision Co. Ltd.(a)(c)	9,302	551,451
HD Construction Equipment Co. Ltd.	8,170	797,105
HDC Hyundai Development Co-Engineering & Construction, Class E	10,440	167,968
HD-Hyundai Marine Engine(a)	6,008	364,832
Hite Jinro Co. Ltd.(c)	9,376	115,809
HJ Shipbuilding & Construction Co. Ltd.(a)	12,026	211,843
HK inno N Corp.	5,046	189,214
HL Mando Co. Ltd.(c)	8,062	351,462
Hotel Shilla Co. Ltd.(a)	7,946	264,661
HPSP Co. Ltd.(c)	14,927	465,711
HS Hyosung Advanced Materials Corp.(a)(c)	471	82,153
Hugel, Inc.(a)(c)	1,450	272,204
Hyosung Corp.	2,039	239,650
Hyosung TNC Corp.	696	206,092
Hyundai Department Store Co. Ltd.(c)	3,073	234,851
Hyundai Elevator Co. Ltd.	6,438	441,226
Hyundai Feed, Inc.(a)(c)(d)	44,392	72,487
Hyundai Marine & Fire Insurance Co. Ltd.(a)	14,558	347,635
Hyundai Steel Co.	21,808	703,313
Security	Shares	Value
South Korea (continued)
Hyundai Wia Corp.(c)	3,944	$277,343
Iljin Electric Co. Ltd.(a)(c)	6,264	389,405
iM Financial Group Co. Ltd.	35,090	448,457
ISC Co. Ltd.(c)	2,842	381,762
ISU Specialty Chemical(a)(c)	4,778	382,293
IsuPetasys Co. Ltd.	14,337	1,276,624
JB Financial Group Co. Ltd.	28,541	629,348
JNTC Co. Ltd.(a)(c)	6,612	102,367
Jusung Engineering Co. Ltd.(c)	7,656	299,076
JYP Entertainment Corp.(a)(c)	7,656	370,944
Kangwon Land, Inc.	25,114	332,267
KCC Corp.	1,276	577,644
KEPCO Engineering & Construction Co., Inc.(a)(c)	3,934	478,281
KEPCO Plant Service & Engineering Co. Ltd.(a)	5,858	252,415
KIWOOM Securities Co. Ltd.	3,852	1,245,553
Koh Young Technology, Inc.(c)	13,630	301,538
Kolmar Korea Co. Ltd.	4,226	223,806
Kolon Industries, Inc.(c)	4,988	234,637
KoMiCo Ltd.(a)(c)	1,914	148,215
Korea Gas Corp.	7,471	214,058
Korean Reinsurance Co.	33,714	326,561
Kum Yang Co. Ltd.(a)(d)	10,732	59,088
Kumho Petrochemical Co. Ltd.(a)	3,712	395,471
Kumho Tire Co., Inc.(a)(c)	29,928	145,051
Kyung Dong Navien Co. Ltd.	2,537	113,161
L&C Bio Co. Ltd.	4,217	289,840
L&F Co. Ltd.(a)	7,485	654,239
Lake Materials Co. Ltd.	12,238	201,447
LEENO Industrial, Inc.(c)	13,158	974,766
LG H&H Co. Ltd.	2,489	461,864
LG Innotek Co. Ltd.	3,819	846,123
LigaChem Biosciences, Inc.(a)(c)	6,785	903,659
Lotte Chemical Corp.(c)	4,756	317,152
Lotte Corp.	8,294	206,431
Lotte Energy Materials Corp.(a)(c)	6,264	194,993
LOTTE Fine Chemical Co. Ltd.	4,118	146,293
LOTTE REIT Co. Ltd.	53,248	179,486
Lotte Rental Co. Ltd.	4,661	109,419
Lotte Shopping Co. Ltd.	2,399	179,284
Lotte Tour Development Co. Ltd.(a)(c)	14,616	235,136
LS Corp.	4,474	886,387
Lunit, Inc.(a)	7,138	201,746
LX International Corp.	8,294	245,652
LX Semicon Co. Ltd.	2,900	117,915
Medytox, Inc.	1,508	135,009
Mezzion Pharma Co. Ltd.(a)	5,949	585,616
Misto Holdings Corp.	9,190	312,486
Naturecell Co. Ltd.(a)(c)	15,024	224,187
NCSoft Corp.	3,248	520,945
Netmarble Corp.(b)	7,250	264,550
Nexon Games Co. Ltd.(a)(c)	12,122	99,943
NICE Information Service Co. Ltd.	11,948	142,237
NKMax Co. Ltd.(a)(c)(d)	5,280	21,131
NongShim Co. Ltd.(a)	870	259,866
OCI Holdings Co. Ltd.(c)	3,200	337,441
OliX Pharmaceuticals, Inc.(a)(c)	4,425	553,876
Orion Corp./Republic of Korea	6,496	602,385
Orion Holdings Corp.	5,743	95,157
Oscotec, Inc.(a)	8,758	318,306
Otoki Corp.	424	117,038
Pan Ocean Co. Ltd.	72,326	265,332
Paradise Co. Ltd.(c)	13,862	192,628
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Park Systems Corp.	1,508	$302,797
Pearl Abyss Corp.(a)(c)	9,396	350,298
People & Technology, Inc.	5,278	200,702
Peptron, Inc.(a)	5,859	1,160,116
PharmaResearch Co. Ltd.(c)	1,908	463,398
Poongsan Corp.	4,408	354,176
Posco DX Co. Ltd.(c)	13,572	370,489
PSK Holdings, Inc.	2,378	144,624
PSK, Inc.	5,207	232,412
Rainbow Robotics(a)	2,292	1,370,487
Robotis Co. Ltd.(a)	2,863	574,995
S&S Tech Corp.	3,667	252,101
S-1 Corp.	3,639	221,713
Sam Chun Dang Pharm Co. Ltd.	3,963	2,274,218
Samsung E&A Co. Ltd.(c)	41,765	1,055,949
Samsung Securities Co. Ltd.(c)	16,379	1,217,010
Sanil Electric Co. Ltd.(c)	3,248	375,837
SD Biosensor, Inc.(a)	15,086	88,555
Seah Besteel Holdings Corp.	3,684	177,235
Sebang Global Battery Co. Ltd.(c)	2,773	132,786
Seegene, Inc.	8,758	159,774
Sejin Heavy Industries Co. Ltd.(c)	8,004	109,961
Seojin System Co. Ltd.(a)(c)	6,459	213,655
SFA Engineering Corp.(c)	2,879	67,734
SHIFT UP Corp.(a)(c)	6,431	144,455
Shinsegae, Inc.	1,740	444,981
Shinsung Delta Tech Co. Ltd.(c)	4,408	214,791
Shinyoung Securities Co. Ltd.(c)	1,102	173,135
Silicon2 Co. Ltd.(a)(c)	8,874	270,434
SIMMTECH Co. Ltd.(c)	7,466	281,732
SK Bioscience Co. Ltd.(a)	6,902	234,898
SK Chemicals Co. Ltd.	2,849	136,166
SK IE Technology Co. Ltd.(a)(b)(c)	7,482	140,938
SK Networks Co. Ltd.	31,784	127,040
SK oceanplant Co. Ltd.(a)(c)	8,874	119,067
SK REITs Co. Ltd.	58,000	238,290
SKC Co. Ltd.(a)(c)	4,988	393,826
SL Corp.(a)	3,944	201,250
SM Entertainment Co. Ltd.	3,080	247,058
SNT Motiv Co. Ltd.	3,712	96,173
Soop Co. Ltd.	2,320	114,444
Soulbrain Co. Ltd.	952	295,402
ST Pharm Co. Ltd.(a)(c)	3,364	355,608
Studio Dragon Corp.(a)(c)	3,828	118,762
STX Engine Co. Ltd.(a)	5,278	121,133
Taesung Co. Ltd.(a)	5,220	286,430
Taihan Cable & Solution Co. Ltd.(a)	18,676	466,718
TechWing, Inc.(c)	7,837	254,429
TKG Huchems Co. Ltd.	8,850	116,752
Tokai Carbon Korea Co. Ltd.(c)	1,282	200,827
Voronoi, Inc.(a)	3,186	740,097
Wemade Co. Ltd.(c)	5,531	100,013
WONIK IPS Co. Ltd.(c)	8,004	698,919
YC Corp.(a)(c)	6,191	93,471
YG Entertainment, Inc.	3,716	191,023
Youngone Corp.(c)	5,554	372,893
Youngone Holdings Co. Ltd.	1,213	210,089
		71,687,529
Taiwan — 21.4%
Ability Enterprise Co. Ltd.	83,000	211,863
AcBel Polytech, Inc.	179,773	294,787
Acer, Inc.	754,000	658,539
Security	Shares	Value
Taiwan (continued)
Acter Group Corp. Ltd.	26,000	$592,588
ADATA Technology Co. Ltd.	74,788	669,364
Advanced Echem Materials Co. Ltd., NVS	21,000	602,071
Advanced Energy Solution Holding Co. Ltd.	8,000	303,567
Advanced Wireless Semiconductor Co.	35,596	138,062
Airoha Technology Corp., NVS	9,000	147,755
All Ring Tech Co. Ltd.	18,000	310,407
Allis Electric Co. Ltd.	60,388	245,542
Ambassador Hotel(The)	58,000	81,471
AP Memory Technology Corp.	28,000	381,128
Arcadyan Technology Corp.	47,541	297,621
Ardentec Corp.	103,000	514,606
Asia Optical Co., Inc.	58,000	277,653
ASMedia Technology, Inc.	11,000	455,934
AUO Corp.	1,566,000	824,158
AURAS Technology Co. Ltd.	19,000	686,170
Bank of Kaohsiung Co. Ltd.	179,310	73,883
BES Engineering Corp.(a)	365,806	202,184
Bora Pharmaceuticals Co. Ltd.	19,417	314,386
Brighton-Best International Taiwan, Inc.	205,000	222,055
Capital Securities Corp.	448,530	457,559
Cathay Real Estate Development Co. Ltd.	174,300	125,828
Center Laboratories, Inc.	135,429	189,336
Central Reinsurance Co. Ltd.	116,000	102,630
Century Iron & Steel Industrial Co. Ltd.	58,000	236,819
Chang Wah Electromaterials, Inc.	116,000	159,932
Chang Wah Technology Co. Ltd.	76,500	120,643
Charoen Pokphand Enterprise	45,300	221,340
Chenbro Micom Co. Ltd.	17,000	490,005
Cheng Loong Corp.	174,000	101,990
Cheng Shin Rubber Industry Co. Ltd.	446,000	446,659
Cheng Uei Precision Industry Co. Ltd.	116,000	146,613
Chenming Electronic Technology Corp.	38,000	135,387
Chicony Electronics Co. Ltd.	158,000	631,179
Chicony Power Technology Co. Ltd.	36,000	104,134
China Bills Finance Corp.	174,000	95,611
China Motor Corp.	94,200	179,503
China Petrochemical Development Corp.(a)	1,109,145	293,923
China Steel Chemical Corp.	58,000	133,634
Chipbond Technology Corp.	167,000	300,520
ChipMOS Technologies, Inc.	138,000	310,246
Chong Hong Construction Co. Ltd.	33,424	80,606
Chung Hung Steel Corp.(a)	232,000	134,036
Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	581,365
Chunghwa Precision Test Tech Co. Ltd.	5,000	588,506
Cleanaway Co. Ltd.	232,000	259,918
Clevo Co.	116,000	145,789
Compeq Manufacturing Co. Ltd.	263,000	1,700,538
Continental Holdings Corp.	116,000	82,816
Coretronic Corp.	58,400	164,961
CSBC Corp. Taiwan(a)	232,361	179,275
CTCI Corp.	191,733	191,796
Da-Li Development Co. Ltd.	66,574	100,582
Delpha Construction Co. Ltd.	192,000	163,852
Dynamic Holding Co. Ltd.	73,002	361,416
Dynapack International Technology Corp.	37,000	360,328
Eclat Textile Co. Ltd.	48,000	646,235
EirGenix, Inc.(a)	58,000	112,632
Elan Microelectronics Corp.	69,000	266,961
Elite Advanced Laser Corp.	30,000	291,064
Elite Semiconductor Microelectronics Technology, Inc.	72,000	353,562

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Ennoconn Corp.	23,000	$207,337
Ennostar, Inc.	174,184	211,056
Eternal Materials Co. Ltd.	198,129	433,456
Evergreen Aviation Technologies Corp.	33,000	187,080
Evergreen International Storage & Transport Corp.	92,000	163,895
EVERGREEN Steel Corp.	58,000	190,669
Everlight Electronics Co. Ltd.	83,000	155,319
Far Eastern Department Stores Ltd.	232,000	168,552
Far Eastern International Bank	770,566	318,523
Faraday Technology Corp.	58,394	310,996
Farglory Land Development Co. Ltd.	60,000	130,236
Feng Hsin Steel Co. Ltd.	116,000	251,616
Feng TAY Enterprise Co. Ltd.	124,000	371,003
Fitipower Integrated Technology, Inc.	27,332	129,085
FLEXium Interconnect, Inc.(a)	90,418	185,240
Formosa Taffeta Co. Ltd.	232,000	135,129
Fositek Corp.	13,000	696,015
Foxconn Technology Co. Ltd.	265,000	499,343
Foxsemicon Integrated Technology, Inc.	25,200	250,676
Fulgent Sun International Holding Co. Ltd.	58,330	174,145
Fulltech Fiber Glass Corp.(a)	115,000	398,664
Fusheng Precision Co. Ltd.	34,000	287,368
G Shank Enterprise Co. Ltd.	57,000	152,729
Genius Electronic Optical Co. Ltd.	24,585	344,941
Getac Holdings Corp.	116,000	417,860
Giant Manufacturing Co. Ltd.	96,000	250,261
Global Brands Manufacture Ltd.	79,496	273,152
Global Mixed Mode Technology, Inc.	21,000	165,637
Gloria Material Technology Corp.	116,000	129,567
Goldsun Building Materials Co. Ltd.	232,426	275,637
Grand Process Technology Corp.	6,000	335,370
Grape King Bio Ltd.	43,000	170,494
Great Wall Enterprise Co. Ltd.	174,284	283,575
Greatek Electronics, Inc.	80,000	243,669
Gudeng Precision Industrial Co. Ltd.	23,000	307,782
Hannstar Board Corp.	78,642	233,120
HannStar Display Corp.(a)	522,320	154,092
Highwealth Construction Corp.	365,803	442,521
Hiwin Technologies Corp.	70,044	508,213
Hota Industrial Manufacturing Co. Ltd.	59,773	115,104
Hotai Finance Co. Ltd.	101,780	194,601
HTC Corp.(a)	174,000	250,350
HUA ENG Wire & Cable Co. Ltd.	116,000	133,356
Huaku Development Co. Ltd.	79,567	275,327
Hwang Chang General Contractor Co. Ltd.	38,200	74,509
IBF Financial Holdings Co. Ltd.	674,901	365,538
I-Chiun Precision Industry Co. Ltd.	46,000	203,090
Innodisk Corp.	21,711	534,019
ITE Technology, Inc.	41,000	160,069
ITEQ Corp.	58,559	261,807
ITH Corp.	118,000	135,181
Jinan Acetate Chemical Co. Ltd.	177,420	265,790
Johnson Health Tech Co. Ltd.	23,000	99,253
JSL Construction & Development Co. Ltd.	96,980	143,891
Kaori Heat Treatment Co. Ltd.	18,047	496,702
Kenda Rubber Industrial Co. Ltd.	174,260	112,629
Kindom Development Co. Ltd.	128,240	128,242
Kinik Co.	29,000	478,630
Kinpo Electronics	290,000	235,508
Kinsus Interconnect Technology Corp.	77,000	760,880
L&K Engineering Co. Ltd.	43,489	803,110
Lai Yih Footwear Co. Ltd.	13,000	83,830
Security	Shares	Value
Taiwan (continued)
LandMark Optoelectronics Corp.	21,000	$817,412
Lien Hwa Industrial Holdings Corp.	286,266	410,342
Longwell Co.	35,000	249,943
Lotus Pharmaceutical Co. Ltd.	39,000	346,948
Lumosa Therapeutics Co. Ltd.(a)	24,000	132,899
Lung Yen Life Service Corp.(a)	66,000	111,413
LuxNet Corp.	30,082	396,918
M31 Technology Corp.	6,200	88,421
Macronix International Co. Ltd.(a)	464,000	1,587,946
Makalot Industrial Co. Ltd.	59,598	607,709
Mega Union Technology, Inc.	12,000	292,936
Mercuries Life Insurance Co. Ltd.(a)	833,614	220,616
Merida Industry Co. Ltd.	70,000	167,305
Merry Electronics Co. Ltd.	59,530	178,992
Micro-Star International Co. Ltd.	195,000	582,579
Mitac Holdings Corp.	231,021	580,640
momo.com, Inc.	29,950	183,598
MPI Corp.	22,000	2,036,207
Nan Kang Rubber Tire Co. Ltd.	157,730	178,929
Nan Pao Resins Chemical Co. Ltd.	12,000	125,457
Nan Ya Printed Circuit Board Corp.	57,000	989,087
Nanya Technology Corp.(a)	318,000	2,822,871
Nien Made Enterprise Co. Ltd.	44,000	563,377
Nuvoton Technology Corp.	58,000	133,344
O-Bank Co. Ltd.	290,000	90,817
Oneness Biotech Co. Ltd.(a)	83,820	158,140
Orient Semiconductor Electronics Ltd.	116,000	211,679
Pan Jit International, Inc.	81,000	232,349
Pan-International Industrial Corp.	116,722	188,841
Parade Technologies Ltd.	20,000	345,157
Pharmally International Holding Co. Ltd., NVS(d)	21,603	—
Phison Electronics Corp.	43,000	2,540,318
Phoenix Silicon International Corp.	45,000	266,136
Pixart Imaging, Inc.	34,635	224,984
Pou Chen Corp.	580,000	574,019
Powerchip Semiconductor Manufacturing Corp.(a)	812,000	1,940,366
Powertech Technology, Inc.	174,000	1,413,013
Poya International Co. Ltd.	15,633	251,884
President Securities Corp.	256,285	262,595
Primax Electronics Ltd.	116,000	301,637
Qisda Corp.	258,660	212,809
Quanta Storage, Inc.	58,000	183,876
Radiant Opto-Electronics Corp.	116,000	450,979
Raydium Semiconductor Corp.	18,000	133,578
Ruentex Development Co. Ltd.	406,000	382,575
Ruentex Industries Ltd.	174,735	296,811
Run Long Construction Co. Ltd.	117,235	112,770
Sakura Development Co. Ltd.	92,840	145,065
Sanyang Motor Co. Ltd.	142,820	273,127
Scientech Corp.	18,829	220,179
Sercomm Corp.	58,000	152,711
Shihlin Electric & Engineering Corp.	67,000	501,322
Shin Zu Shing Co. Ltd.	47,800	311,589
Shinkong Insurance Co. Ltd.	58,000	214,294
Shinkong Synthetic Fibers Corp.	290,135	143,557
Sigurd Microelectronics Corp.	116,124	553,828
Silergy Corp.	83,000	737,781
Silicon Integrated Systems Corp.	116,900	202,779
Simplo Technology Co. Ltd.	45,600	483,851
Sinbon Electronics Co. Ltd.	58,000	448,539
Sincere Navigation Corp.	58,000	62,296
Sino-American Silicon Products, Inc.	157,000	586,344
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Sinon Corp.	116,000	$168,025
Sitronix Technology Corp.	31,000	195,690
Solar Applied Materials Technology Corp.	148,943	293,208
Sporton International, Inc.	27,300	168,878
Standard Foods Corp.	116,000	111,250
Starlux Airlines Co. Ltd.(a)	431,000	315,594
Sunonwealth Electric Machine Industry Co. Ltd.	55,000	265,676
Supreme Electronics Co. Ltd.	143,017	330,665
Synnex Technology International Corp.	290,000	666,254
Syntec Technology Co. Ltd.	10,000	428,685
Systex Corp.	58,000	212,225
TA Chen Stainless Pipe	500,703	589,617
Ta Ya Electric Wire & Cable	238,798	309,335
Taichung Commercial Bank Co. Ltd.	1,008,954	681,029
TaiMed Biologics, Inc.(a)	95,793	157,101
Tainan Spinning Co. Ltd.	432,190	185,513
Taiwan Acceptance Corp.	61,249	144,585
Taiwan Cogeneration Corp.	158,860	238,469
Taiwan Fertilizer Co. Ltd.	174,000	260,153
Taiwan Glass Industry Corp.(a)	249,000	479,193
Taiwan Hon Chuan Enterprise Co. Ltd.	71,383	277,390
Taiwan Paiho Ltd.	89,050	145,769
Taiwan Secom Co. Ltd.	58,450	198,035
Taiwan Shin Kong Security Co. Ltd.	105,366	137,907
Taiwan Speciality Chemicals Corp.	21,000	224,134
Taiwan Surface Mounting Technology Corp.	58,000	187,313
Taiwan Union Technology Corp.	62,000	1,060,800
Tatung Co. Ltd.	331,300	394,730
Test Research, Inc.	43,000	304,173
Tigerair Taiwan Co. Ltd.	58,000	118,253
Ton Yi Industrial Corp.	278,000	168,790
Tong Hsing Electronic Industries Ltd.	45,478	255,222
Tong Yang Industry Co. Ltd.	97,133	308,249
Topco Scientific Co. Ltd.	52,704	583,055
Transcend Information, Inc.	50,000	331,559
Tripod Technology Corp.	116,000	1,432,862
TTY Biopharm Co. Ltd.	58,450	157,198
Tung Ho Steel Enterprise Corp.	116,750	274,167
TXC Corp.	74,000	216,217
U-Ming Marine Transport Corp.	129,000	273,197
Union Bank of Taiwan	268,419	173,216
Unitech Printed Circuit Board Corp.	182,604	371,507
United Integrated Services Co. Ltd.	44,400	1,578,146
Universal Cement Corp.	116,000	111,001
Universal Microwave Technology, Inc.	14,000	707,063
Via Technologies, Inc.	79,000	126,322
VisEra Technologies Co. Ltd.	32,000	344,780
Visual Photonics Epitaxy Co. Ltd.	47,425	324,678
Voltronic Power Technology Corp.	20,000	588,219
Wah Lee Industrial Corp.	59,340	243,930
Walsin Lihwa Corp.	813,883	945,733
Walsin Technology Corp.	74,000	363,914
Win Semiconductors Corp.	90,000	953,493
Winbond Electronics Corp.(a)	812,000	3,089,252
WinWay Technology Co. Ltd.	7,000	1,125,370
Wisdom Marine Lines Co. Ltd.	107,000	247,758
Wiselink Co. Ltd.	36,860	236,832
WNC Corp./Taiwan	93,240	552,076
WPG Holdings Ltd.	406,000	905,783
WT Microelectronics Co. Ltd.	174,711	1,018,231
XinTec, Inc.	47,000	286,916
Yankey Engineering Co. Ltd.	18,250	395,677
Security	Shares	Value
Taiwan (continued)
YFY, Inc.	290,000	$238,545
Yieh Phui Enterprise Co. Ltd.(a)	237,397	110,792
Yulon Motor Co. Ltd.	174,955	171,501
		95,190,346
Thailand — 2.5%
AEON Thana Sinsap Thailand PCL, NVDR(c)	40,600	127,997
Amata Corp. PCL, NVDR	257,876	161,807
AP Thailand PCL, NVDR	713,400	211,074
B Grimm Power PCL, NVDR	290,000	142,627
Bangchak Corp. PCL, NVDR	134,600	163,471
Bangkok Chain Hospital PCL, NVDR	400,200	141,018
Bangkok Commercial Asset Management PCL, NVDR	556,800	136,092
Bangkok Expressway & Metro PCL, NVDR	1,779,400	360,463
Bangkok Life Assurance PCL, NVDR	219,800	151,327
Banpu PCL, NVDR	1,882,200	344,984
BCPG PCL, NVDR(c)	527,800	137,231
Betagro PCL, NVDR(c)	208,800	147,111
BTS Group Holdings PCL, NVDR(a)(c)	2,513,466	192,344
Carabao Group PCL, NVDR	110,200	161,132
Central Plaza Hotel PCL, NVDR(c)	162,800	210,468
Central Retail Corp. PCL, NVDR	386,300	256,723
CH Karnchang PCL, NVDR(c)	382,800	216,688
Chularat Hospital PCL, NVDR	1,803,800	95,534
Com7 PCL, NVDR	313,200	242,889
Electricity Generating PCL, NVDR	71,800	285,447
Global Power Synergy PCL, NVDR	180,600	252,150
Home Product Center PCL, NVDR(c)	1,551,600	369,036
Indorama Ventures PCL, NVDR	431,500	317,873
IRPC PCL, NVDR(c)	3,851,200	175,915
I-TAIL Corp. PCL, NVDR	241,700	131,265
Kiatnakin Phatra Bank PCL, NVDR(c)	69,632	174,058
Krungthai Card PCL, NVDR	290,000	309,856
Land & Houses PCL, NVDR	2,201,500	308,457
MBK PCL, NVDR	388,600	256,201
Mega Lifesciences PCL, NVDR(c)	121,800	148,895
Muangthai Capital PCL, NVDR	170,800	202,964
Osotspa PCL, NVDR	348,000	192,217
PTT Global Chemical PCL, NVDR	609,000	552,877
Ratch Group PCL, NVDR	330,100	329,197
Sansiri PCL, NVDR(c)	4,025,200	202,005
SCG Packaging PCL, NVDR	329,900	218,332
Sri Trang Agro-Industry PCL, NVDR	226,280	106,834
Srisawad Corp. PCL, NVDR(c)	236,130	218,208
Star Petroleum Refining PCL, NVDR	539,400	132,152
Supalai PCL, NVDR(c)	313,200	179,346
Thai Life Insurance PCL, NVDR(c)	651,700	230,273
Thai Oil PCL, NVDR(c)	301,000	530,926
Thai Union Group PCL, NVDR(c)	742,400	295,861
Thai Vegetable Oil PCL, NVDR	231,960	184,314
Thanachart Capital PCL, NVDR	98,600	192,707
TIDLOR Holdings PCL, NVDR	380,567	243,606
Tipco Asphalt PCL, NVDR	278,400	124,490
Tisco Financial Group PCL, NVDR	46,900	172,720
TTW PCL, NVDR	603,200	182,406
WHA Corp. PCL, NVDR	2,418,600	338,904
		11,160,472
Turkey — 2.4%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(a)	184,266	104,384
Aksa Akrilik Kimya Sanayii AS	470,763	109,081
Anadolu Anonim Turk Sigorta Sirketi	226,200	133,761

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	517,940	$223,950
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	103,310	442,071
Aygaz AS	26,408	147,746
Baticim Bati Anadolu Cimento Sanayii A/S(a)	752,173	92,622
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(a)	648	9,567
Cimsa Cimento Sanayi VE Ticaret AS	117,280	136,715
Destek Finans Faktoring AS(a)(c)	21,054	719,338
Dogan Sirketler Grubu Holding AS	353,916	162,322
Dogus Otomotiv Servis ve Ticaret AS	34,102	169,990
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	38,164	99,897
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	637,937	344,909
Enerjisa Enerji AS(b)(c)	84,158	205,731
Enerya Enerji A/S	714,354	162,922
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS(c)	347,130	61,708
Gubre Fabrikalari TAS(a)(c)	24,728	299,948
Hektas Ticaret TAS(a)(c)	1,232,501	85,349
Is Yatirim Menkul Degerler AS	137,286	150,711
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)(c)	245,688	182,350
Kiler Holding AS(a)	106,140	748,928
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	2	—
Koza Anadolu Metal Madencilik Isletmeleri A/S(a)	58,000	222,843
LDR Turizm AS(a)	99,041	190,602
Lydia Holding A/S, NVS(a)	22,562	102,746
Margun Enerji Uretim Sanayi VE Ticaret AS(a)	224,171	253,898
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	180,380	186,600
Migros Ticaret AS	25,404	374,601
MLP Saglik Hizmetleri AS(a)(b)	21,750	217,189
Nuh Cimento Sanayi AS	18,241	112,932
Otokar Otomotiv Ve Savunma Sanayi AS(a)	12,238	107,155
Oyak Cimento Fabrikalari AS(c)	282,940	158,064
Pasifik Eurasia Lojistik Dis Ticaret AS(a)(c)	86,724	239,441
Pegasus Hava Tasimaciligi AS(a)(c)	68,971	308,980
Peker Gayrimenkul Yatirim Ortakligi A/S(a)	1,132,564	332,546
Petkim Petrokimya Holding AS(a)(c)	364,066	143,466
Ral Yatirim Holding AS(a)	39,324	140,078
Selcuk Ecza Deposu Ticaret ve Sanayi AS	37,120	71,817
Sok Marketler Ticaret AS(a)	116,471	169,417
TAV Havalimanlari Holding AS(a)	51,504	362,552
Tera Yatirim Menkul Degerler AS(a)	43,822	263,327
Tera Yatirim Teknoloji Holding AS(a)	283,316	91,055
Tofas Turk Otomobil Fabrikasi AS	30,276	219,588
Torunlar Gayrimenkul Yatirim Ortakligi A/S	86,768	168,227
Turk Altin Isletmeleri AS(a)(c)	267,612	371,565
Turk Traktor ve Ziraat Makineleri AS	11,198	130,270
Turkiye Sigorta A/S	590,672	164,023
Turkiye Sinai Kalkinma Bankasi AS(a)	480,050	142,025
Turkiye Sise ve Cam Fabrikalari AS	359,774	368,078
Ulker Biskuvi Sanayi AS	59,044	166,097
Ziraat Gayrimenkul Yatirim Ortakligi AS	290,897	150,964
		10,724,146
United Arab Emirates — 1.3%
Agility Global PLC	1,126,554	423,257
Agthia Group PJSC	101,790	105,697
Ajman Bank PJSC	353,162	152,878
Al Waha Capital PJSC	273,934	164,809
Alef Education Holding PLC	481,499	131,090
Amanat Holdings PJSC	270,692	94,332
Security	Shares	Value
United Arab Emirates (continued)
Americana Restaurants International PLC - Foreign Co.	737,667	$374,662
Apex Investment Co. PSC(a)	233,413	226,864
Bank of Sharjah(a)	270,456	95,722
Dana Gas PJSC	1,355,518	347,271
Deyaar Development PJSC	342,270	95,980
Dubai Financial Market PJSC	547,241	240,238
Dubai Investments PJSC	568,922	621,534
Dubai Residential REIT	488,667	186,024
Emirates Central Cooling Systems Corp.	485,058	235,064
Gulf Navigation Holding PJSC(a)	115,876	64,357
Lulu Retail Holdings PLC	775,298	232,108
NMDC Energy	318,364	232,230
Orascom Construction PLC	12,980	134,837
Parkin Co. PJSC	217,536	349,107
Phoenix Group PLC(a)	592,631	145,682
RAK Properties PJSC(a)	503,195	191,772
Sharjah Islamic Bank	343,070	350,257
Space42 PLC(a)	391,042	165,747
Taaleem Holdings PJSC	60,888	65,810
Union Properties PJSC(a)	789,386	194,711
		5,622,040
United States — 0.2%
Aura Minerals, Inc.	9,426	796,026
Cirrus Aircraft Ltd.	23,200	184,009
		980,035
Total Common Stocks — 99.0% (Cost: $312,247,594)		439,363,547
Preferred Stocks
Brazil — 0.5%
Alpargatas SA, Preference Shares, NVS	45,472	136,332
Banco ABC Brasil SA, Preference Shares, NVS	26,332	139,352
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	52,265	189,424
Bradespar SA, Preference Shares, NVS	77,594	375,824
Braskem SA, Class A, Preference Shares, NVS	47,560	88,969
Cia. De Sanena Do Parana, Preference Shares, NVS	102,171	171,198
Marcopolo SA, Preference Shares, NVS	238,931	320,656
Metalurgica Gerdau SA, Preference Shares, NVS	241,299	439,624
Unipar Carbocloro SA, Preference Shares, NVS	14,802	203,558
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	116,406	160,537
		2,225,474
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	102,605	494,379
Colombia — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	16,522	202,562
South Korea — 0.0%
Daishin Securities Co. Ltd., Preference Shares, NVS	5,800	112,355
Total Preferred Stocks — 0.7% (Cost: $1,763,776)		3,034,770
Schedule of Investments

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Brazil — 0.0%
Hypera SA, (Expires 03/31/26, Strike Price BRL 21.25)(a)	9,126	$3,738
Taiwan — 0.0%
Ability Enterprise Co. Ltd., (Expires 03/19/26, Strike Price TWD 66.00)	58,000	773
Chong Hong Construction Co., (Expires 03/23/26, Strike Price TWD 60.00)	58,424	1,874
Kinsus Interconnect Tech, (Expires 03/17/26, Strike Price TWD 145.00)	58,000	36,192
Sunonwealth Electric Machine, (Expires 03/19/26, Strike Price TWD 125.00)	55,000	1,800
		40,639
Total Rights — 0.0% (Cost: $—)		44,377
Total Long-Term Investments — 99.7% (Cost: $314,011,370)		442,442,694
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(f)(g)(h)	39,117,850	39,137,409
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	1,100,000	$1,100,000
Total Short-Term Securities — 9.1% (Cost: $40,228,896)		40,237,409
Total Investments — 108.8% (Cost: $354,240,266)		482,680,103
Liabilities in Excess of Other Assets — (8.8)%		(38,951,394)
Net Assets — 100.0%		$443,728,709

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,905,451	$6,231,626 (a)	$—	$341	$(9)	$39,137,409	39,117,850	$609,672 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	—	(1,530,000)(a)	—	—	1,100,000	1,100,000	60,100	—
				$341	$(9)	$40,237,409		$669,772	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	10	03/20/26	$802	$11,996

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,996	$—	$—	$—	$11,996

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$197,960	$—	$—	$—	$197,960
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$8,820	$—	$—	$—	$8,820
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,193,045
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$74,691,427	$364,332,311	$339,809	$439,363,547
Preferred Stocks	2,922,415	112,355	—	3,034,770
Rights	3,738	40,639	—	44,377
Short-Term Securities
Money Market Funds	40,237,409	—	—	40,237,409
	$117,854,989	$364,485,305	$339,809	$482,680,103
Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,996	$—	$—	$11,996

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$93,486,024	$1,873,034,883	$442,442,694
Investments, at value—affiliated(c)	2,449,072	22,493,321	40,237,409
Cash	124,526	40,135,311	2,125,542
Cash pledged for futures contracts	23,000	410,000	13,000
Foreign currency, at value(d)	114,781	10,721,459	473,891
Receivables:
Investments sold	684,102	77,284,566	24,771,568
Securities lending income—affiliated	924	22,712	97,708
Loans	—	31,300,000	817,000
Capital shares sold	—	18,943	—
Dividends—unaffiliated	124,494	1,604,302	631,843
Dividends—affiliated	4,294	10,898	5,219
Tax reclaims	—	—	44,113
Foreign withholding tax claims	—	—	27,065
Total assets	97,011,217	2,057,036,395	511,687,052
LIABILITIES
Bank borrowings	—	31,300,000	817,000
Collateral on securities loaned, at value	738,949	22,495,784	39,134,997
Payables:
Investments purchased	934,808	87,269,683	24,519,211
Deferred foreign capital gain tax	1,535,814	3,984,144	2,435,371
Interest expense	—	8,294	217
Investment advisory fees	50,094	665,636	230,367
Professional fees	—	—	2,916
Due to custodian	—	31,300,000	817,000
Variation margin on futures contracts	230	69,829	1,264
Total liabilities	3,259,895	177,093,370	67,958,343
Commitments and contingent liabilities
NET ASSETS	$93,751,322	$1,879,943,025	$443,728,709
NET ASSETS CONSIST OF
Paid-in capital	$326,353,486	$1,501,708,372	$317,156,201
Accumulated earnings (loss)	(232,602,164)	378,234,653	126,572,508
NET ASSETS	$93,751,322	$1,879,943,025	$443,728,709
NET ASSET VALUE
Shares outstanding	2,150,000	17,700,000	5,900,000
Net asset value	$43.61	$106.21	$75.21
Shares authorized	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$85,415,289	$1,367,203,953	$314,011,370
(b) Securities loaned, at value	$696,978	$21,325,017	$36,168,399
(c) Investments, at cost—affiliated	$2,448,968	$22,490,396	$40,228,896
(d) Foreign currency, at cost	$114,371	$10,758,503	$467,240
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI BIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$723,706	$9,893,114	$3,384,298
Dividends—affiliated	31,613	104,578	60,100
Interest—unaffiliated	1,325	19,976	2,978
Securities lending income—affiliated—net	8,156	209,051	609,672
Other income—unaffiliated	—	—	5,788
Foreign taxes withheld	(69,912)	(1,396,340)	(377,858)
Total investment income	694,888	8,830,379	3,684,978
EXPENSES
Investment advisory	322,682	3,868,069	1,432,917
Commitment costs	731	12,318	3,195
Professional	—	—	3,470
Interest expense	—	8,295	2,288
Total expenses	323,413	3,888,682	1,441,870
Net investment income	371,475	4,941,697	2,243,108
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(733,865)	19,673,453	19,544,872
Investments—affiliated	197	(624)	341
Foreign currency transactions	(800)	(77,822)	6,017
Futures contracts	3,633	818,461	197,960
In-kind redemptions—unaffiliated(b)	693,936	—	523,197
	(36,899)	20,413,468	20,272,387
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,575,864	345,318,875	38,492,683
Investments—affiliated	(15)	(347)	(9)
Foreign currency translations	6,256	(53,490)	11,270
Futures contracts	(2,903)	5,553	8,820
	1,579,202	345,270,591	38,512,764
Net realized and unrealized gain	1,542,303	365,684,059	58,785,151
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,913,778	$370,625,756	$61,028,259
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(83,878)	$(34,890)	$(178,747)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction/increase in deferred foreign capital gain tax of	$20,918	$(2,118,500)	$675,170
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares MSCI BIC ETF		iShares MSCI Emerging Markets Asia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$371,475	$1,265,618	$4,941,697	$12,232,369
Net realized gain (loss)	(36,899)	(8,096,786)	20,413,468	(6,074,241)
Net change in unrealized appreciation (depreciation)	1,579,202	22,092,086	345,270,591	105,045,188
Net increase in net assets resulting from operations	1,913,778	15,260,918	370,625,756	111,203,316
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(965,116)(b)	(1,937,753)	(20,113,263)(b)	(9,253,413)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,052,096	6,167,841	122,219,166	893,120,143
NET ASSETS
Total increase in net assets	3,000,758	19,491,006	472,731,659	995,070,046
Beginning of period	90,750,564	71,259,558	1,407,211,366	412,141,320
End of period	$93,751,322	$90,750,564	$1,879,943,025	$1,407,211,366

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,243,108	$7,257,891
Net realized gain	20,272,387	6,437,556
Net change in unrealized appreciation (depreciation)	38,512,764	23,444,093
Net increase in net assets resulting from operations	61,028,259	37,139,540
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,633,249)(b)	(9,656,298)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(215,353)	(8,744,328)
NET ASSETS
Total increase in net assets	51,179,657	18,738,914
Beginning of period	392,549,052	373,810,138
End of period	$443,728,709	$392,549,052

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI BIC ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)
Net asset value, beginning of period	$43.21	$36.54	$34.24	$35.99	$50.27	$47.46
Net investment income(b)	0.18	0.64	0.70	0.62	0.91	0.62
Net realized and unrealized gain (loss)(c)	0.70	7.04	2.08	(1.72)	(13.74)	2.74
Net increase (decrease) from investment operations	0.88	7.68	2.78	(1.10)	(12.83)	3.36
Distributions from net investment income(d)	(0.48)(e)	(1.01)	(0.48)	(0.65)	(1.45)	(0.55)
Net asset value, end of period	$43.61	$43.21	$36.54	$34.24	$35.99	$50.27
Total Return(f)
Based on net asset value	2.03%(g)	21.37%	8.26%	(3.05)%	(26.03)%	7.09%
Ratios to Average Net Assets(h)
Total expenses	0.71%(i)	0.72%	0.72%	0.70%	0.69%	0.70%
Net investment income	0.82%(i)	1.61%	2.02%	1.80%	2.15%	1.20%
Supplemental Data
Net assets, end of period (000)	$93,751	$90,751	$71,260	$70,200	$89,980	$158,342
Portfolio turnover rate(j)	6%	13%	10%	9%	12%	80%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)
Net asset value, beginning of period	$85.29	$73.60	$65.28	$66.44	$88.19	$75.48
Net investment income(b)	0.30	1.51	1.12	1.16	1.25	1.28
Net realized and unrealized gain (loss)(c)	21.82	11.36	8.62	(1.22)	(20.98)	12.32
Net increase (decrease) from investment operations	22.12	12.87	9.74	(0.06)	(19.73)	13.60
Distributions from net investment income(d)	(1.20)(e)	(1.18)	(1.42)	(1.10)	(2.02)	(0.89)
Net asset value, end of period	$106.21	$85.29	$73.60	$65.28	$66.44	$88.19
Total Return(f)
Based on net asset value	26.19%(g)	17.71%	15.23%	(0.08)%	(22.77)%	18.11%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.49%	0.49%	0.49%	0.49%	0.50%
Net investment income	0.63%(i)	1.92%	1.66%	1.79%	1.62%	1.46%
Supplemental Data
Net assets, end of period (000)	$1,879,943	$1,407,211	$412,141	$528,751	$571,381	$881,929
Portfolio turnover rate(j)	10%	17%	7%	31%	24%	48%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23(a)	Year Ended 08/31/22(a)	Year Ended 08/31/21(a)
Net asset value, beginning of period	$66.53	$62.30	$55.87	$50.17	$62.28	$44.74
Net investment income(b)	0.38	1.25 (c)	1.02 (c)	1.17	1.24	0.96
Net realized and unrealized gain (loss)(d)	9.96	4.66	6.89	5.26	(11.56)	17.81
Net increase (decrease) from investment operations	10.34	5.91	7.91	6.43	(10.32)	18.77
Distributions from net investment income(e)	(1.66)(f)	(1.68)	(1.48)	(0.73)	(1.79)	(1.23)
Net asset value, end of period	$75.21	$66.53	$62.30	$55.87	$50.17	$62.28
Total Return(g)
Based on net asset value	15.90%(h)	9.77%(c)	14.41%(c)	12.99%	(17.00)%	42.38%
Ratios to Average Net Assets(i)
Total expenses	0.71%(j)	0.72%	0.73%	0.71%	0.70%	0.69%
Net investment income	1.11%(j)	2.06%(c)	1.75%(c)	2.30%	2.20%	1.72%
Supplemental Data
Net assets, end of period (000)	$443,729	$392,549	$373,810	$318,467	$336,134	$417,274
Portfolio turnover rate(k)	16%	29%	33%	43%	53%	34%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2025 and
August 31, 2024, respectively:
• Net investment income per share by $0.01 and $0.00.
.• Total return by 0.01% and 0.01%.
.• Ratio of net investment income to average net assets by 0.01% and 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI BIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified
Basis of Consolidation: The accompanying consolidated financial statements for MSCI Emerging Markets Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023, each Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares MSCI BIC ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI BIC
BNP Paribas SA	$52,665	$(52,665)	$—	$—
BofA Securities, Inc.	105,150	(105,150)	—	—
Goldman Sachs & Co. LLC	814	(814)	—	—
HSBC Bank PLC	104,346	(104,346)	—	—
J.P. Morgan Securities LLC	115,454	(115,454)	—	—
Morgan Stanley	318,549	(318,549)	—	—
	$696,978	$(696,978)	$—	$—
MSCI Emerging Markets Asia
BNP Paribas SA	$285,502	$(285,502)	$—	$—
BofA Securities, Inc.	4,013,322	(4,013,322)	—	—
Citigroup Global Markets Ltd.	73,525	(73,525)	—	—
Citigroup Global Markets, Inc.	420,163	(420,163)	—	—
Goldman Sachs & Co. LLC	350,068	(350,068)	—	—
Goldman Sachs International	6,085,673	(6,085,673)	—	—
HSBC Bank PLC	165,561	(165,561)	—	—
J.P. Morgan Securities LLC	1,264,112	(1,264,112)	—	—
J.P. Morgan Securities PLC	827,918	(827,918)	—	—
Morgan Stanley	6,785,162	(6,785,162)	—	—
SG Americas Securities LLC	994,697	(994,697)	—	—
UBS AG	59,314	(59,314)	—	—
	$21,325,017	$(21,325,017)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Emerging Markets Small-Cap
Barclays Capital, Inc.	$334,171	$(334,171)	$—	$—
BNP Paribas SA	537,397	(537,397)	—	—
BofA Securities, Inc.	8,336,368	(8,336,368)	—	—
Citigroup Global Markets Ltd.	69,658	(69,658)	—	—
Citigroup Global Markets, Inc.	498,762	(498,762)	—	—
Goldman Sachs & Co. LLC	2,513,354	(2,513,354)	—	—
Goldman Sachs International	15,518,779	(15,518,779)	—	—
HSBC Bank PLC	2,380,282	(2,380,282)	—	—
J.P. Morgan Securities LLC	1,422,735	(1,422,735)	—	—
Jefferies LLC	66,329	(66,329)	—	—
Macquarie Bank Ltd.	212,818	(212,818)	—	—
Morgan Stanley	3,771,712	(3,771,712)	—	—
SG Americas Securities LLC	135,028	(135,028)	—	—
State Street Bank & Trust Co.	110,024	(110,024)	—	—
UBS AG	260,982	(260,982)	—	—
	$36,168,399	$(36,168,399)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI BIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares MSCI Emerging Markets Asia ETF, BFA is entitled to an annual investment advisory fee of 0.49%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI BIC	$1,824
MSCI Emerging Markets Asia	47,090
MSCI Emerging Markets Small-Cap	131,540
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI BIC	$217,286	$288,207	$(89,368)
MSCI Emerging Markets Asia	14,781,504	4,044,625	(1,065,610)
MSCI Emerging Markets Small-Cap	5,546,255	9,560,358	5,041,322
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI BIC	$8,586,881	$5,317,609
MSCI Emerging Markets Asia	264,552,376	165,855,721
MSCI Emerging Markets Small-Cap	64,582,849	68,944,393
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI BIC	$250,749	$2,200,938
MSCI Emerging Markets Asia	5,033,503	—
MSCI Emerging Markets Small-Cap	—	1,769,630
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI BIC	$(238,156,925)
MSCI Emerging Markets Asia	(133,438,627)
MSCI Emerging Markets Small-Cap	(1,657,640)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI BIC	$88,302,153	$22,275,813	$(14,644,014)	$7,631,799
MSCI Emerging Markets Asia	1,396,060,970	570,584,208	(71,069,072)	499,515,136
MSCI Emerging Markets Small-Cap	372,015,960	154,520,291	(43,844,152)	110,676,139
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the ETF, iShares MSCI BIC ETF did not borrow under the Syndicated Credit Agreement.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Emerging Markets Asia	$31,300,000	$345,856	4.77%
MSCI Emerging Markets Small-Cap	6,600,000	81,956	4.93
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI BIC
Shares sold	150,000	$6,532,191	250,000	$9,926,313
Shares redeemed	(100,000)	(4,480,095)	(100,000)	(3,758,472)
	50,000	$2,052,096	150,000	$6,167,841
MSCI Emerging Markets Asia
Shares sold	1,200,000	$122,219,166	12,200,000	$989,841,691
Shares redeemed	—	—	(1,300,000)	(96,721,548)
	1,200,000	$122,219,166	10,900,000	$893,120,143
MSCI Emerging Markets Small-Cap
Shares sold	100,000	$6,615,149	400,000	$20,811,012
Shares redeemed	(100,000)	(6,830,502)	(500,000)	(29,555,340)
	—	$(215,353)	(100,000)	$(8,744,328)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
iShares MSCI Emerging Markets Small-Cap ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of February 28, 2026, are $27,065 or $0.00 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares MSCI Emerging Markets Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Portfolio Abbreviation
GO	General Obligation
Glossary of Terms Used in this Report

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Brazil ETF | EWZ | NYSE Arca
• iShares MSCI Chile ETF | ECH | Cboe BZX Exchange
• iShares MSCI South Africa ETF | EZA | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Brazil ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Embraer SA	13,238,261	$238,657,970
Banks — 11.6%
Banco Bradesco SA	17,135,369	61,401,878
Banco do Brasil SA	32,642,748	171,602,860
NU Holdings Ltd./Cayman Islands, Class A(a)	59,277,698	887,979,916
		1,120,984,654
Beverages — 2.9%
Ambev SA	88,295,638	280,224,330
Capital Markets — 7.8%
B3 SA - Brasil Bolsa Balcao	97,651,792	340,966,951
Banco BTG Pactual SA	22,463,335	268,429,514
XP, Inc., Class A	7,012,795	150,985,476
		760,381,941
Consumer Staples Distribution & Retail — 1.3%
Raia Drogasil SA	25,840,257	126,416,394
Containers & Packaging — 0.7%
Klabin SA	16,870,530	67,659,826
Diversified Telecommunication Services — 1.4%
Telefonica Brasil SA	15,951,938	134,361,588
Electric Utilities — 6.6%
Axia Energia	22,668,936	270,930,598
Cia Paranaense de Energia - Copel	23,238,946	66,455,271
CPFL Energia SA	5,195,250	51,025,229
Energisa SA	6,491,530	68,188,606
Equatorial SA	22,739,803	186,788,863
		643,388,567
Electrical Equipment — 3.1%
WEG SA	31,151,717	302,007,283
Financial Services — 0.3%
StoneCo Ltd., Class A(a)	1,998,347	33,572,230
Food Products — 1.6%
JBS NV, Class A(a)(b)	7,278,231	122,929,322
MBRF Global Foods Co. SA	9,129,838	36,829,230
		159,758,552
Ground Transportation — 2.6%
Localiza Rent a Car SA	17,663,124	174,891,285
Rumo SA	25,554,727	79,607,723
		254,499,008
Health Care Providers & Services — 1.3%
Rede D'Or Sao Luiz SA(c)	15,524,489	122,039,775
Independent Power and Renewable Electricity Producers — 0.9%
Eneva SA(a)	10,501,887	43,838,951
Engie Brasil Energia SA	6,514,775	42,800,667
		86,639,618
Insurance — 1.8%
BB Seguridade Participacoes SA	13,671,588	92,486,233
Caixa Seguridade Participacoes S/A	13,210,811	45,844,207
Porto Seguro SA	3,462,474	35,344,048
		173,674,488
Metals & Mining — 11.1%
Vale SA	62,622,518	1,080,701,095
Oil, Gas & Consumable Fuels — 7.3%
Petroleo Brasileiro SA - Petrobras	64,628,914	538,689,846
PRIO SA/Brazil(a)	15,643,447	166,275,515
		704,965,361
Paper & Forest Products — 1.6%
Suzano SA	13,469,891	152,395,139
Security	Shares	Value
Software — 0.8%
TOTVS SA	10,823,197	$79,888,769
Specialty Retail — 2.1%
Ultrapar Participacoes SA	15,210,067	76,547,299
Vibra Energia SA	21,260,098	124,081,173
		200,628,472
Transportation Infrastructure — 0.7%
Motiva Infraestrutura de Mobilidade SA	21,301,213	69,182,717
Water Utilities — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,211,006	276,500,661
Wireless Telecommunication Services — 1.0%
TIM SA/Brazil	17,277,149	94,027,593
Total Common Stocks — 73.8% (Cost: $4,612,995,854)		7,162,556,031
Preferred Stocks
Banks — 15.2%
Banco Bradesco SA, Preference Shares, NVS	84,887,120	350,212,150
Itau Unibanco Holding SA, Preference Shares, NVS	95,495,410	871,408,423
Itausa SA, Preference Shares, NVS	91,353,203	254,288,541
		1,475,909,114
Containers & Packaging — 0.0%
Klabin SA, 0.00%	1	1
Electric Utilities — 2.4%
Axia Energia
Preference Shares, NVS	5,121,649	66,796,733
Preference Shares, NVS	7,306,539	84,146,698
Cia Energetica de Minas Gerais, Preference Shares, NVS	35,203,188	82,883,542
		233,826,973
Metals & Mining — 1.1%
Gerdau SA, Preference Shares, NVS	25,841,768	105,806,829
Oil, Gas & Consumable Fuels — 6.2%
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	78,218,605	600,085,387
Total Preferred Stocks — 24.9% (Cost: $1,365,805,433)		2,415,628,304
Total Long-Term Investments — 98.7% (Cost: $5,978,801,287)		9,578,184,335
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	288,773	288,917
Total Short-Term Securities — 0.0% (Cost: $288,917)		288,917
Total Investments — 98.7% (Cost: $5,979,090,204)		9,578,473,252
Other Assets Less Liabilities — 1.3%		126,382,349
Net Assets — 100.0%		$9,704,855,601

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Brazil ETF

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,632,389	$—	$(4,344,603)(a)	$1,131	$—	$288,917	288,773	$3,616 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	19,060,000	—	(19,060,000)(a)	—	—	—	—	363,722	—
				$1,131	$—	$288,917		$367,338	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	1,430	03/20/26	$116,545	$19,310,893
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$19,310,893	$—	$—	$—	$19,310,893

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$16,186,364	$—	$—	$—	$16,186,364
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$15,576,569	$—	$—	$—	$15,576,569
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$92,082,525
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Brazil ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,162,556,031	$—	$—	$7,162,556,031
Preferred Stocks	2,415,628,304	—	—	2,415,628,304
Short-Term Securities
Money Market Funds	288,917	—	—	288,917
	$9,578,473,252	$—	$—	$9,578,473,252
Derivative Financial Instruments(a)
Assets
Equity Contracts	$19,310,893	$—	$—	$19,310,893

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Chile ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 23.3%
Banco de Chile	679,443,177	$140,136,323
Banco de Credito e Inversiones SA	780,656	53,484,489
Banco Itau Chile SA	1,569,727	37,592,005
Banco Santander Chile	630,018,884	54,142,699
		285,355,516
Beverages — 3.3%
Cia Cervecerias Unidas SA	3,291,369	22,209,726
Vina Concha y Toro SA	17,072,249	18,287,413
		40,497,139
Broadline Retail — 6.7%
Falabella SA	8,607,676	63,912,527
Ripley Corp. SA	36,327,171	18,231,851
		82,144,378
Consumer Staples Distribution & Retail — 5.5%
Cencosud SA	15,964,225	49,890,947
SMU SA	102,973,155	18,170,623
		68,061,570
Electric Utilities — 5.6%
Enel Chile SA	556,497,394	46,580,959
Engie Energia Chile SA	13,061,182	22,391,201
		68,972,160
Financial Services — 1.9%
Inversiones La Construccion SA	989,942	22,969,939
Independent Power and Renewable Electricity Producers — 2.5%
Colbun SA	184,245,365	30,685,745
Marine Transportation — 0.7%
Cia. Sud Americana de Vapores SA	153,138,198	8,317,388
Metals & Mining — 1.5%
CAP SA(a)	2,214,945	18,043,206
Paper & Forest Products — 2.9%
Empresas CMPC SA	23,892,017	35,409,351
Passenger Airlines — 10.8%
Latam Airlines Group SA	4,712,547,433	132,428,803
Real Estate Management & Development — 8.8%
Parque Arauco SA	13,149,247	62,426,740
Plaza SA	9,872,184	46,152,845
		108,579,585
Security	Shares	Value
Specialty Retail — 4.4%
Empresas Copec SA	6,548,442	$54,054,995
Water Utilities — 3.6%
Aguas Andinas SA, Class A	63,937,764	27,033,911
Inversiones Aguas Metropolitanas SA	14,901,136	17,779,532
		44,813,443
Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	4,546,752	20,291,897
Total Common Stocks — 83.2% (Cost: $673,877,280)		1,020,625,115
Preferred Stocks
Beverages — 3.1%
Embotelladora Andina SA, Class B, Preference Shares	7,877,483	37,955,835
Chemicals — 13.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,144,329	163,651,983
Total Preferred Stocks — 16.4% (Cost: $112,305,799)		201,607,818
Total Long-Term Investments — 99.6% (Cost: $786,183,079)		1,222,232,933
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	540,000	540,000
Total Short-Term Securities — 0.1% (Cost: $540,000)		540,000
Total Investments — 99.7% (Cost: $786,723,079)		1,222,772,933
Other Assets Less Liabilities — 0.3%		4,255,706
Net Assets — 100.0%		$1,227,028,639

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$710,000	$—	$(170,000)(a)	$—	$—	$540,000	540,000	$10,532	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	42	03/20/26	$3,368	$22,443
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$22,443	$—	$—	$—	$22,443

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$219,450	$—	$—	$—	$219,450
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$6,947	$—	$—	$—	$6,947
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,752,765
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$677,583,406	$343,041,709	$—	$1,020,625,115
Preferred Stocks	37,955,835	163,651,983	—	201,607,818
Short-Term Securities
Money Market Funds	540,000	—	—	540,000
	$716,079,241	$506,693,692	$—	$1,222,772,933
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Chile ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$22,443	$—	$—	$22,443

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI South Africa ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 14.5%
Absa Group Ltd.	2,255,067	$38,538,567
Capitec Bank Holdings Ltd.	155,693	46,393,301
Nedbank Group Ltd.	1,277,094	25,263,183
Standard Bank Group Ltd.	2,563,240	51,622,368
		161,817,419
Broadline Retail — 9.2%
Naspers Ltd., Class N	1,844,943	102,672,279
Capital Markets — 1.3%
Reinet Investments SCA	411,465	14,541,294
Chemicals — 1.4%
Sasol Ltd.(a)	1,774,267	16,166,496
Consumer Staples Distribution & Retail — 5.4%
Bid Corp. Ltd.	914,620	24,131,781
Clicks Group Ltd.	697,915	13,964,649
Shoprite Holdings Ltd.	1,315,118	21,846,299
		59,942,729
Financial Services — 8.0%
FirstRand Ltd.	11,550,932	71,980,665
Remgro Ltd.	1,445,681	17,602,831
		89,583,496
Industrial Conglomerates — 1.4%
Bidvest Group Ltd.(The)	962,191	15,240,892
Insurance — 6.3%
Discovery Ltd.	1,583,120	25,984,096
OUTsurance Group Ltd.	2,647,731	12,216,268
Sanlam Ltd.	4,788,835	31,985,281
		70,185,645
Metals & Mining — 43.4%
Anglogold Ashanti PLC	1,178,017	150,707,691
Gold Fields Ltd.	2,087,797	122,357,456
Harmony Gold Mining Co. Ltd.	1,522,805	34,651,032
Impala Platinum Holdings Ltd.	2,412,018	53,584,630
Security	Shares	Value
Metals & Mining (continued)
Northam Platinum Holdings Ltd.	989,337	$27,081,954
Sibanye Stillwater Ltd.(a)	7,791,493	34,611,433
Valterra Platinum Ltd.	512,262	60,145,731
		483,139,927
Real Estate Management & Development — 1.5%
NEPI Rockcastle NV	1,756,116	16,326,268
Specialty Retail — 1.5%
Pepkor Holdings Ltd.(b)	10,156,839	16,910,407
Wireless Telecommunication Services — 6.0%
MTN Group Ltd.	3,724,530	48,445,394
Vodacom Group Ltd.	1,781,603	18,207,901
		66,653,295
Total Long-Term Investments — 99.9% (Cost: $801,877,864)		1,113,180,147
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	420,000	420,000
Total Short-Term Securities — 0.0% (Cost: $420,000)		420,000
Total Investments — 99.9% (Cost: $802,297,864)		1,113,600,147
Other Assets Less Liabilities — 0.1%		893,912
Net Assets — 100.0%		$1,114,494,059

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$180,000	$240,000 (a)	$—	$—	$—	$420,000	420,000	$14,727	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	6	03/19/26	$453	$46,849
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI South Africa ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$46,849	$—	$—	$—	$46,849

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$188,996	$—	$—	$—	$188,996
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$29,759	$—	$—	$—	$29,759
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$771,399
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$176,119,921	$937,060,226	$—	$1,113,180,147
Short-Term Securities
Money Market Funds	420,000	—	—	420,000
	$176,539,921	$937,060,226	$—	$1,113,600,147
Derivative Financial Instruments(a)
Assets
Equity Contracts	$46,849	$—	$—	$46,849

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI South Africa ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$9,578,184,335	$1,222,232,933	$1,113,180,147
Investments, at value—affiliated(c)	288,917	540,000	420,000
Cash	32,675,554	1,354	3,780
Cash pledged for futures contracts	8,343,000	5,000	—
Foreign currency collateral pledged for futures contracts(d)	—	—	38,684
Foreign currency, at value(e)	4,502,599	169,303	833,202
Receivables:
Investments sold	11,830,936	55,504,965	17,232,763
Securities lending income—affiliated	156	—	—
Capital shares sold	44,144,150	—	30,967
Dividends—unaffiliated	84,626,840	60,150	—
Dividends—affiliated	66,239	3,057	1,108
Variation margin on futures contracts	—	—	5,514
Total assets	9,764,662,726	1,278,516,762	1,131,746,165
LIABILITIES
Collateral on securities loaned, at value	288,917	—	—
Payables:
Investments purchased	54,450,539	50,968,538	16,886,965
Investment advisory fees	3,724,390	518,550	365,141
Variation margin on futures contracts	1,343,279	1,035	—
Total liabilities	59,807,125	51,488,123	17,252,106
Commitments and contingent liabilities
NET ASSETS	$9,704,855,601	$1,227,028,639	$1,114,494,059
NET ASSETS CONSIST OF
Paid-in capital	$11,127,474,056	$1,183,548,756	$1,176,832,032
Accumulated earnings (loss)	(1,422,618,455)	43,479,883	(62,337,973)
NET ASSETS	$9,704,855,601	$1,227,028,639	$1,114,494,059
NET ASSET VALUE
Shares outstanding	250,600,000	28,350,000	13,700,000
Net asset value	$38.73	$43.28	$81.35
Shares authorized	2 billion	300 million	400 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$5,978,801,287	$786,183,079	$801,877,864
(b) Securities loaned, at value	$285,441	$—	$—
(c) Investments, at cost—affiliated	$288,917	$540,000	$420,000
(d) Foreign currency collateral pledged, at cost	$—	$—	$38,400
(e) Foreign currency, at cost	$4,502,433	$169,028	$807,982
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI South Africa ETF
INVESTMENT INCOME
Dividends—unaffiliated	$214,965,938	$8,429,738	$6,737,211
Dividends—affiliated	363,722	10,532	14,727
Interest—unaffiliated	245,849	4,080	146
Securities lending income—affiliated—net	3,616	—	—
Foreign taxes withheld	(13,515,943)	(2,211,653)	(837,464)
Total investment income	202,063,182	6,232,697	5,914,620
EXPENSES
Investment advisory	18,487,651	2,692,326	1,628,476
Commitment costs	20,439	4,296	2,533
Interest expense	233	12,882	—
Total expenses	18,508,323	2,709,504	1,631,009
Net investment income	183,554,859	3,523,193	4,283,611
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(4,330,909)	(12,090,480)	(6,005,555)
Investments—affiliated	1,131	—	—
Foreign currency transactions	293,241	(879,526)	174,320
Futures contracts	16,186,364	219,450	188,996
In-kind redemptions—unaffiliated(a)	1,039,021	—	—
	13,188,848	(12,750,556)	(5,642,239)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	2,027,653,821	273,922,426	261,693,687
Foreign currency translations	4,545,475	6,872	21,478
Futures contracts	15,576,569	6,947	29,759
	2,047,775,865	273,936,245	261,744,924
Net realized and unrealized gain	2,060,964,713	261,185,689	256,102,685
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,244,519,572	$264,708,882	$260,386,296
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
12

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$183,554,859	$211,132,406	$3,523,193	$14,690,929
Net realized gain (loss)	13,188,848	(89,642,881)	(12,750,556)	3,814,226
Net change in unrealized appreciation (depreciation)	2,047,775,865	102,472,245	273,936,245	107,329,266
Net increase in net assets resulting from operations	2,244,519,572	223,961,770	264,708,882	125,834,421
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(225,841,086)(b)	(233,188,307)	(3,625,404)(b)	(14,685,763)
Return of capital	—	—	—	(280,694)
Decrease in net assets resulting from distributions to shareholders	(225,841,086)	(233,188,307)	(3,625,404)	(14,966,457)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,260,088,080	1,346,794,560	265,084,837	59,731,238
NET ASSETS
Total increase in net assets	4,278,766,566	1,337,568,023	526,168,315	170,599,202
Beginning of period	5,426,089,035	4,088,521,012	700,860,324	530,261,122
End of period	$9,704,855,601	$5,426,089,035	$1,227,028,639	$700,860,324

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI South Africa ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,283,611	$8,088,407
Net realized loss	(5,642,239)	(21,781,867)
Net change in unrealized appreciation (depreciation)	261,744,924	113,916,803
Net increase in net assets resulting from operations	260,386,296	100,223,343
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,336,155)(b)	(19,551,912)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	467,042,162	42,052,400
NET ASSETS
Total increase in net assets	697,092,303	122,723,831
Beginning of period	417,401,756	294,677,925
End of period	$1,114,494,059	$417,401,756

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
14

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$29.39	$29.77	$30.82	$30.48	$36.58	$29.62
Net investment income(a)	0.90	1.44	1.97	2.14	4.10	1.34
Net realized and unrealized gain (loss)(b)	9.57	(0.21)	(0.88)	0.98	(6.56)	6.52
Net increase (decrease) from investment operations	10.47	1.23	1.09	3.12	(2.46)	7.86
Distributions from net investment income(c)	(1.13)(d)	(1.61)	(2.14)	(2.78)	(3.64)	(0.90)
Net asset value, end of period	$38.73	$29.39	$29.77	$30.82	$30.48	$36.58
Total Return(e)
Based on net asset value	36.53%(f)	5.11%	3.37%	11.49%	(6.05)%	26.35%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	5.46%(h)	5.38%	6.27%	7.13%	13.01%	3.84%
Supplemental Data
Net assets, end of period (000)	$9,704,856	$5,426,089	$4,088,521	$5,126,621	$5,236,173	$5,044,685
Portfolio turnover rate(i)	2%	19%	22%	22%	27%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$32.67	$26.71	$28.36	$27.62	$28.52	$25.37
Net investment income(a)	0.14	0.75	0.82	1.64	2.17	0.63
Net realized and unrealized gain (loss)(b)	10.61	5.97	(1.60)	0.96	(1.16)	3.16
Net increase (decrease) from investment operations	10.75	6.72	(0.78)	2.60	1.01	3.79
Distributions(c)
From net investment income	(0.14)(d)	(0.74)	(0.85)	(1.86)	(1.91)	(0.64)
Return of capital	—	(0.02)	(0.02)	—	—	—
Total distributions	(0.14)	(0.76)	(0.87)	(1.86)	(1.91)	(0.64)
Net asset value, end of period	$43.28	$32.67	$26.71	$28.36	$27.62	$28.52
Total Return(e)
Based on net asset value	32.94%(f)	25.36%	(2.72)%	9.54%	4.03%	14.90%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.60%	0.59%	0.58%	0.57%
Net investment income	0.72%(h)	2.63%	3.12%	5.87%	8.30%	2.17%
Supplemental Data
Net assets, end of period (000)	$1,227,029	$700,860	$530,261	$621,010	$493,079	$476,286
Portfolio turnover rate(i)	25%	45%	31%	47%	94%	62%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
16

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$57.18	$46.77	$39.32	$39.97	$49.35	$37.17
Net investment income(a)	0.49	1.14	1.07	1.25	1.43	0.77
Net realized and unrealized gain (loss)(b)	27.29	12.31	7.51	(0.56)	(9.35)	13.67
Net increase (decrease) from investment operations	27.78	13.45	8.58	0.69	(7.92)	14.44
Distributions from net investment income(c)	(3.61)(d)	(3.04)	(1.13)	(1.34)	(1.46)	(2.26)
Net asset value, end of period	$81.35	$57.18	$46.77	$39.32	$39.97	$49.35
Total Return(e)
Based on net asset value	50.08%(f)	30.34%(g)	22.32%	1.62%	(16.34)%	39.49%
Ratios to Average Net Assets(h)
Total expenses	0.55%(i)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	1.44%(i)	2.32%	2.64%	3.01%	3.02%	1.69%
Supplemental Data
Net assets, end of period (000)	$1,114,494	$417,402	$294,678	$271,298	$315,761	$276,373
Portfolio turnover rate(j)	7%	19%	4%	5%	8%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI South Africa	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Brazil
BofA Securities, Inc.	$285,441	$(285,441)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Brazil ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI Chile ETF and iShares MSCI South Africa ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Brazil	$1,345
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Brazil	$12,101,378	$132,534	$(28,384)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Brazil	$2,076,915,382	$162,562,593
MSCI Chile	507,390,439	247,374,475
MSCI South Africa	43,885,776	62,509,772
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Brazil	$316,938,461	$3,371,340
MSCI South Africa	459,683,965	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
MSCI Brazil	$(4,551,373,399)	$—
MSCI Chile	(351,550,176)	(236,124)
MSCI South Africa	(326,093,160)	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$6,492,341,236	$3,618,693,941	$(513,251,032)	$3,105,442,909
MSCI Chile	814,656,304	444,415,478	(36,276,406)	408,139,072
MSCI South Africa	836,875,420	321,219,142	(44,447,566)	276,771,576
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil
Shares sold	66,650,000	$2,281,709,203	61,300,000	$1,692,156,008
Shares redeemed	(700,000)	(21,621,123)	(14,000,000)	(345,361,448)
	65,950,000	$2,260,088,080	47,300,000	$1,346,794,560
MSCI Chile
Shares sold	9,900,000	$387,636,822	5,500,000	$168,390,382
Shares redeemed	(3,000,000)	(122,551,985)	(3,900,000)	(108,659,144)
	6,900,000	$265,084,837	1,600,000	$59,731,238
MSCI South Africa
Shares sold	6,400,000	$467,042,162	2,100,000	$96,059,698
Shares redeemed	—	—	(1,100,000)	(54,007,298)
	6,400,000	$467,042,162	1,000,000	$42,052,400
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
26

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Canada ETF | EWC | NYSE Arca
• iShares MSCI South Korea ETF | EWY | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
Bombardier, Inc., Class B(a)	129,173	$26,694,459
CAE, Inc.(a)	446,211	13,232,092
		39,926,551
Automobile Components — 0.6%
Magna International, Inc.	393,129	24,788,699
Banks — 24.5%
Bank of Montreal	1,041,765	149,927,706
Bank of Nova Scotia(The)	1,819,456	138,028,156
Canadian Imperial Bank of Commerce	1,367,253	138,113,552
National Bank of Canada	573,226	80,000,758
Royal Bank of Canada	2,057,326	343,986,174
Toronto-Dominion Bank(The)	2,487,919	242,362,580
		1,092,418,926
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A, NVS	72,939	10,230,870
Dollarama, Inc.	403,040	59,336,896
		69,567,766
Capital Markets — 4.1%
Brookfield Asset Management Ltd., Class A	601,825	28,100,315
Brookfield Corp., Class A	3,033,355	133,026,866
IGM Financial, Inc.	122,284	6,083,496
TMX Group Ltd.	407,896	13,758,509
		180,969,186
Chemicals — 1.2%
Nutrien Ltd.	711,511	53,512,638
Commercial Services & Supplies — 1.3%
Element Fleet Management Corp.	589,586	14,043,216
GFL Environmental, Inc.	356,007	15,732,636
RB Global, Inc.	273,307	27,532,066
		57,307,918
Construction & Engineering — 1.5%
AtkinsRealis Group, Inc.	241,398	16,732,657
Stantec, Inc.	167,162	15,477,849
WSP Global, Inc.	198,337	33,598,278
		65,808,784
Consumer Staples Distribution & Retail — 3.4%
Alimentation Couche-Tard, Inc.	1,083,943	65,781,168
Empire Co. Ltd., Class A, NVS	186,992	6,632,215
George Weston Ltd.	251,446	18,455,902
Loblaw Companies Ltd.	865,067	40,093,498
Metro, Inc.	298,362	21,258,607
		152,221,390
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B, NVS	216,273	15,043,424
Diversified Telecommunication Services — 0.3%
BCE, Inc.	110,160	2,895,228
TELUS Corp.	752,013	10,309,478
		13,204,706
Electric Utilities — 1.9%
Emera, Inc.	444,054	23,103,634
Fortis, Inc./Canada	743,815	42,789,607
Hydro One Ltd.(b)	483,935	20,797,089
		86,690,330
Electronic Equipment, Instruments & Components — 1.1%
Celestica, Inc.(a)	169,997	47,206,088
Security	Shares	Value
Food Products — 0.3%
Saputo, Inc.	359,666	$11,480,413
Gas Utilities — 0.3%
AltaGas Ltd.	457,747	15,557,458
Ground Transportation — 4.8%
Canadian National Railway Co.	770,266	86,437,166
Canadian Pacific Kansas City Ltd.	1,321,277	115,694,678
TFI International, Inc.	115,096	13,751,105
		215,882,949
Hotels, Restaurants & Leisure — 0.8%
Restaurant Brands International, Inc.	483,932	34,718,365
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	201,061	8,580,155
Insurance — 7.2%
Fairfax Financial Holdings Ltd.	30,271	52,101,272
Great-West Lifeco, Inc.	400,342	19,341,327
iA Financial Corp., Inc.	136,762	15,553,601
Intact Financial Corp.	262,499	50,679,309
Manulife Financial Corp.	2,469,489	87,931,587
Power Corp. of Canada	812,354	40,806,786
Sun Life Financial, Inc.	815,497	53,447,771
		319,861,653
IT Services — 5.3%
CGI, Inc.	283,713	20,749,392
Shopify, Inc., Class A(a)	1,799,441	217,231,003
		237,980,395
Metals & Mining — 17.3%
Agnico Eagle Mines Ltd.	738,981	185,621,539
Alamos Gold, Inc., Class A	616,222	33,398,550
Barrick Mining Corp.	2,484,328	126,051,348
First Quantum Minerals Ltd.(a)	1,039,615	31,126,335
Franco-Nevada Corp.	283,738	79,302,280
Ivanhoe Mines Ltd., Class A(a)(c)	1,148,562	13,135,565
Kinross Gold Corp.	1,777,138	65,689,159
Lundin Gold, Inc.	158,541	14,943,452
Lundin Mining Corp.(c)	1,006,194	32,058,349
Pan American Silver Corp.	621,208	42,617,679
Teck Resources Ltd., Class B	672,321	39,485,089
Wheaton Precious Metals Corp.	668,254	108,891,035
		772,320,380
Multi-Utilities — 0.1%
Canadian Utilities Ltd., Class A, NVS	196,524	6,853,595
Oil, Gas & Consumable Fuels — 17.1%
ARC Resources Ltd.	841,287	15,603,945
Cameco Corp.	640,863	75,820,147
Canadian Natural Resources Ltd.	3,066,404	134,139,017
Cenovus Energy, Inc.	2,079,325	46,325,785
Enbridge, Inc.	3,210,550	170,571,869
Imperial Oil Ltd.	249,288	29,158,682
Keyera Corp.	334,491	12,766,102
Pembina Pipeline Corp.	855,219	37,586,877
Suncor Energy, Inc.	1,768,808	99,913,241
TC Energy Corp.	1,531,611	98,416,997
Tourmaline Oil Corp.	540,919	25,395,295
Whitecap Resources, Inc.	1,786,636	17,839,509
		763,537,466
Professional Services — 0.5%
Thomson Reuters Corp.	231,063	22,246,621
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.2%
FirstService Corp.	60,232	$9,491,050
Software — 1.6%
Constellation Software, Inc.	29,631	54,755,820
Descartes Systems Group, Inc. (The)(a)	125,724	8,315,545
Open Text Corp.	378,475	9,375,515
		72,446,880
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc.(c)	261,929	17,852,380
Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.(c)	118,888	18,451,369
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B, NVS	536,763	21,422,512
Total Common Stocks — 99.7% (Cost: $3,540,958,915)		4,447,350,047
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	34,014	0
Total Warrants — 0.0% (Cost: $—)		0
Total Long-Term Investments — 99.7% (Cost: $3,540,958,915)		4,447,350,047
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	45,540,410	$45,563,181
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	1,590,000	1,590,000
Total Short-Term Securities — 1.1% (Cost: $47,152,265)		47,153,181
Total Investments — 100.8% (Cost: $3,588,111,180)		4,494,503,228
Liabilities in Excess of Other Assets — (0.8)%		(34,821,752)
Net Assets — 100.0%		$4,459,681,476

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,936,045	$37,627,675 (a)	$—	$(552)	$13	$45,563,181	45,540,410	$25,999 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	270,000 (a)	—	—	—	1,590,000	1,590,000	28,440	—
				$(552)	$13	$47,153,181		$54,439	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	37	03/19/26	$10,695	$565,433
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$565,433	$—	$—	$—	$565,433

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,410,297	$—	$—	$—	$1,410,297
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(13,143)	$—	$—	$—	$(13,143)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$9,697,022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,447,350,047	$—	$—	$4,447,350,047
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	47,153,181	—	—	47,153,181
	$4,494,503,228	$—	$—	$4,494,503,228
Derivative Financial Instruments(a)
Assets
Equity Contracts	$565,433	$—	$—	$565,433

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Hanwha Aerospace Co. Ltd.	316,556	$263,147,633
Hanwha Systems Co. Ltd.(a)(b)	977,909	77,226,599
Korea Aerospace Industries Ltd.(b)	821,523	109,163,183
LIG Nex1 Co. Ltd.(a)	189,617	66,938,171
		516,475,586
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	457,917	92,201,642
Automobile Components — 1.5%
Hankook Tire & Technology Co. Ltd.	1,126,762	57,072,971
Hyundai Mobis Co. Ltd.	581,157	208,898,320
		265,971,291
Automobiles — 5.0%
Hyundai Motor Co.	1,238,078	580,441,026
Kia Corp.	2,199,820	314,106,956
		894,547,982
Banks — 6.4%
Hana Financial Group, Inc.	2,654,404	224,528,602
Industrial Bank of Korea	3,733,399	66,861,191
KakaoBank Corp.	2,597,080	48,939,294
KB Financial Group, Inc.	3,389,872	374,133,753
Shinhan Financial Group Co. Ltd.	4,043,342	271,940,956
Woori Financial Group, Inc.	6,505,923	162,808,070
		1,149,211,866
Biotechnology — 2.4%
Alteogen, Inc.(b)	421,333	119,357,506
Celltrion, Inc.	1,489,140	246,544,169
Samsung Episholdings Co. Ltd.(a)	122,444	57,455,475
		423,357,150
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	75
Capital Markets — 1.6%
Korea Investment Holdings Co. Ltd.	493,004	88,648,809
Mirae Asset Securities Co. Ltd.(b)	2,892,615	144,998,737
NH Investment & Securities Co. Ltd., Class C	2,162,437	53,440,487
		287,088,033
Chemicals — 0.9%
LG Chem Ltd.	528,370	153,638,339
Construction & Engineering — 0.6%
Hyundai Engineering & Construction Co. Ltd.	970,957	111,203,137
Diversified Telecommunication Services — 0.2%
LG Uplus Corp.	3,003,204	34,550,960
Electric Utilities — 0.6%
Korea Electric Power Corp.	2,764,289	111,108,152
Electrical Equipment — 6.4%
Doosan Enerbility Co. Ltd.(a)	4,194,523	309,997,428
Ecopro BM Co. Ltd.(a)(b)	596,560	91,883,842
Ecopro Co. Ltd.(b)	1,099,773	141,223,334
HD Hyundai Electric Co. Ltd.	235,921	172,235,417
Hyosung Heavy Industries Corp.(b)	62,341	122,200,348
LG Energy Solution Ltd.(a)(b)	486,490	144,581,514
LS Electric Co. Ltd.	181,171	99,212,593
POSCO Future M Co. Ltd.(a)(b)	432,951	74,319,225
		1,155,653,701
Electronic Equipment, Instruments & Components — 2.4%
LG Display Co. Ltd.(a)(b)	5,013,038	50,030,429
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Samsung Electro-Mechanics Co. Ltd.	589,661	$184,292,534
Samsung SDI Co. Ltd.(a)	606,982	196,780,383
		431,103,346
Entertainment — 0.8%
HYBE Co. Ltd.	290,024	77,973,532
Krafton, Inc.	380,174	65,651,381
		143,624,913
Financial Services — 0.5%
Meritz Financial Group, Inc.	931,234	82,147,983
Food Products — 0.3%
Samyang Foods Co. Ltd.(b)	61,127	51,888,955
Health Care Equipment & Supplies — 0.3%
HLB, Inc.(a)(b)	1,483,333	53,323,246
Hotels, Restaurants & Leisure — 0.3%
Hanjin Kal Corp.(a)(b)	461,735	50,045,777
Household Durables — 0.7%
LG Electronics, Inc.	1,201,476	121,547,593
Industrial Conglomerates — 4.9%
Doosan Co. Ltd.(b)	93,876	83,529,849
LG Corp.	1,048,869	78,485,899
Samsung C&T Corp.	838,824	204,415,855
SK Square Co. Ltd.(a)	903,816	405,648,680
SK, Inc.	409,255	114,272,657
		886,352,940
Insurance — 1.8%
DB Insurance Co. Ltd.	586,337	74,491,289
Samsung Fire & Marine Insurance Co. Ltd.	317,076	116,823,274
Samsung Life Insurance Co. Ltd.	851,067	136,242,480
		327,557,043
Interactive Media & Services — 2.1%
Kakao Corp.	3,243,961	140,365,428
NAVER Corp.	1,335,427	235,908,942
		376,274,370
IT Services — 0.4%
Samsung SDS Co. Ltd.	570,575	77,323,658
Life Sciences Tools & Services — 0.8%
Samsung Biologics Co. Ltd.(a)(c)	118,806	146,580,904
Machinery — 4.1%
Hanwha Ocean Co. Ltd.(a)(b)	1,441,900	141,477,406
HD Hyundai Heavy Industries Co. Ltd.	343,435	143,821,852
HD Hyundai Marine Solution Co. Ltd., Class C	277,891	35,583,409
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	449,303	140,544,321
Hyundai Rotem Co. Ltd.	824,108	131,760,625
Samsung Heavy Industries Co. Ltd.(a)	7,246,563	145,860,338
		739,047,951
Marine Transportation — 0.3%
HMM Co. Ltd.	3,668,292	54,371,608
Metals & Mining — 1.1%
POSCO Holdings, Inc.	711,233	204,124,158
Oil, Gas & Consumable Fuels — 1.3%
HD Hyundai Co. Ltd.	507,804	103,299,748
SK Innovation Co. Ltd.	887,196	78,786,956
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
S-Oil Corp.(a)(b)	692,449	$52,950,566
		235,037,270
Passenger Airlines — 0.3%
Korean Air Lines Co. Ltd.(a)	3,004,815	58,555,603
Personal Care Products — 0.6%
Amorepacific Corp.(b)	470,394	49,457,280
APR Corp./Korea(b)	263,567	57,257,343
		106,714,623
Pharmaceuticals — 0.6%
SK Biopharmaceuticals Co. Ltd.(a)	592,567	49,333,452
Yuhan Corp.	803,324	61,485,504
		110,818,956
Semiconductors & Semiconductor Equipment — 20.5%
Hanmi Semiconductor Co. Ltd.	540,055	121,708,723
SK Hynix, Inc.	4,824,315	3,567,059,826
		3,688,768,549
Technology Hardware, Storage & Peripherals — 23.3%
Samsung Electronics Co. Ltd.	28,046,233	4,197,714,992
Tobacco — 0.6%
KT&G Corp.	1,004,833	113,854,321
Trading Companies & Distributors — 0.3%
Posco International Corp.	988,136	49,698,614
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd.	1,239,165	68,492,879
Total Common Stocks — 97.7% (Cost: $8,092,864,118)		17,569,978,166
Preferred Stocks
Automobiles — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	325,118	72,695,643
Series 2, Preference Shares, NVS	432,168	97,185,676
		169,881,319
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	137,211	$13,781,401
Total Preferred Stocks — 1.0% (Cost: $90,685,960)		183,662,720
Total Long-Term Investments — 98.7% (Cost: $8,183,550,078)		17,753,640,886
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	363,296,892	363,478,540
Total Short-Term Securities — 2.0% (Cost: $363,478,540)		363,478,540
Total Investments — 100.7% (Cost: $8,547,028,618)		18,117,119,426
Liabilities in Excess of Other Assets — (0.7)%		(124,831,891)
Net Assets — 100.0%		$17,992,287,535

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$353,089,159	$10,381,764 (a)	$—	$34,404	$(26,787)	$363,478,540	363,296,892	$5,500,349 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,420,000	—	(2,420,000)(a)	—	—	—	—	42,701	—
				$34,404	$(26,787)	$363,478,540		$5,543,050	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI South Korea ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	1,421	03/12/26	$231,598	$21,719,815
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$21,719,815	$—	$—	$—	$21,719,815

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$33,417,934	$—	$—	$—	$33,417,934
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$20,305,729	$—	$—	$—	$20,305,729
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$139,281,915
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$361,713,257	$17,208,264,909	$—	$17,569,978,166
Preferred Stocks	—	183,662,720	—	183,662,720
Short-Term Securities
Money Market Funds	363,478,540	—	—	363,478,540
	$725,191,797	$17,391,927,629	$—	$18,117,119,426
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI South Korea ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$21,719,815	$—	$—	$21,719,815

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Canada ETF	iShares MSCI South Korea ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,447,350,047	$17,753,640,886
Investments, at value—affiliated(c)	47,153,181	363,478,540
Cash	6,117	9,827,028
Foreign currency collateral pledged for futures contracts(d)	585,756	—
Foreign currency, at value(e)	7,956,313	61,766,590
Receivables:
Investments sold	40,141,864	1,186,004,107
Securities lending income—affiliated	4,468	527,778
Capital shares sold	—	57,893,582
Dividends—unaffiliated	5,413,423	47,721,340
Dividends—affiliated	3,199	3,026
Variation margin on futures contracts	—	70,717,689
Total assets	4,548,614,368	19,551,580,566
LIABILITIES
Collateral on securities loaned, at value	45,571,115	363,524,162
Payables:
Investments purchased	41,637,986	1,190,185,868
Capital shares redeemed	84,657	—
Investment advisory fees	1,565,386	5,583,001
Variation margin on futures contracts	73,748	—
Total liabilities	88,932,892	1,559,293,031
Commitments and contingent liabilities
NET ASSETS	$4,459,681,476	$17,992,287,535
NET ASSETS CONSIST OF
Paid-in capital	$4,518,653,538	$9,136,011,321
Accumulated earnings (loss)	(58,972,062)	8,856,276,214
NET ASSETS	$4,459,681,476	$17,992,287,535
NET ASSET VALUE
Shares outstanding	77,000,000	119,100,000
Net asset value	$57.92	$151.07
Shares authorized	1 billion	700 million
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$3,540,958,915	$8,183,550,078
(b) Securities loaned, at value	$43,601,139	$346,229,463
(c) Investments, at cost—affiliated	$47,152,265	$363,478,540
(d) Foreign currency collateral pledged, at cost	$597,716	$—
(e) Foreign currency, at cost	$7,945,272	$62,263,946
See notes to financial statements.
Statements of Assets and Liabilities
10

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Canada ETF	iShares MSCI South Korea ETF
INVESTMENT INCOME
Dividends—unaffiliated	$43,892,667	$71,318,214
Dividends—affiliated	28,440	42,701
Interest—unaffiliated	5,759	36,389
Securities lending income—affiliated—net	25,999	5,500,349
Foreign taxes withheld	(6,583,900)	(11,054,796)
Total investment income	37,368,965	65,842,857
EXPENSES
Investment advisory	8,852,585	22,414,174
Commitment costs	17,406	20,439
Interest expense	—	3,954
Total expenses	8,869,991	22,438,567
Net investment income	28,498,974	43,404,290
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(1,676,355)	209,398,349
Investments—affiliated	(552)	34,404
Foreign currency transactions	132,974	(2,116,870)
Futures contracts	1,410,297	33,417,934
In-kind redemptions—unaffiliated(a)	77,247,854	—
	77,114,218	240,733,817
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	568,527,383	7,052,258,564
Investments—affiliated	13	(26,787)
Foreign currency translations	(47,500)	(639,480)
Futures contracts	(13,143)	20,305,729
	568,466,753	7,071,898,026
Net realized and unrealized gain	645,580,971	7,312,631,843
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$674,079,945	$7,356,036,133
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Canada ETF		iShares MSCI South Korea ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$28,498,974	$52,863,809	$43,404,290	$52,557,754
Net realized gain (loss)	77,114,218	150,749,882	240,733,817	(112,876,712)
Net change in unrealized appreciation (depreciation)	568,466,753	400,339,293	7,071,898,026	362,540,346
Net increase in net assets resulting from operations	674,079,945	603,952,984	7,356,036,133	302,221,388
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,626,661)(b)	(58,172,802)	(163,882,362)(b)	(84,703,374)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	615,099,855	66,302,379	5,715,089,248	(200,225,816)
NET ASSETS
Total increase in net assets	1,256,553,139	612,082,561	12,907,243,019	17,292,198
Beginning of period	3,203,128,337	2,591,045,776	5,085,044,516	5,067,752,318
End of period	$4,459,681,476	$3,203,128,337	$17,992,287,535	$5,085,044,516

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
12

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$48.75	$40.49	$34.69	$33.72	$37.38	$28.76
Net investment income(a)	0.41	0.80	0.79	0.80	0.77	0.64
Net realized and unrealized gain (loss)(b)	9.23	8.32	5.85	1.01	(3.68)	8.60
Net increase (decrease) from investment operations	9.64	9.12	6.64	1.81	(2.91)	9.24
Distributions from net investment income(c)	(0.47)(d)	(0.86)	(0.84)	(0.84)	(0.75)	(0.62)
Net asset value, end of period	$57.92	$48.75	$40.49	$34.69	$33.72	$37.38
Total Return(e)
Based on net asset value	19.86%(f)	22.86%(g)	19.42%	5.42%	(7.94)%	32.41%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.57%(i)	1.87%	2.19%	2.36%	2.05%	1.91%
Supplemental Data
Net assets, end of period (000)	$4,459,681	$3,203,128	$2,591,046	$3,028,303	$3,662,225	$4,157,136
Portfolio turnover rate(j)	1%	4%	4%	6%	5%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 22.82%

(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$72.44	$65.64	$62.63	$58.43	$86.98	$63.04
Net investment income(a)	0.53	0.81	0.80	0.85	0.97	1.23
Net realized and unrealized gain (loss)(b)	80.14	7.29	3.86	4.05	(27.84)	23.34
Net increase (decrease) from investment operations	80.67	8.10	4.66	4.90	(26.87)	24.57
Distributions from net investment income(c)	(2.04)(d)	(1.30)	(1.65)	(0.70)	(1.68)	(0.63)
Net asset value, end of period	$151.07	$72.44	$65.64	$62.63	$58.43	$86.98
Total Return(e)
Based on net asset value	113.30%(f)	13.03%	7.55%	8.49%	(31.39)%	39.05%
Ratios to Average Net Assets(g)
Total expenses	0.55%(h)	0.59%	0.59%	0.59%	0.58%	0.57%
Net investment income	1.06%(h)	1.33%	1.27%	1.42%	1.35%	1.45%
Supplemental Data
Net assets, end of period (000)	$17,992,288	$5,085,045	$5,067,752	$3,654,190	$2,959,448	$6,136,724
Portfolio turnover rate(i)	16%	49%	18%	29%	24%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
14

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Canada	Diversified
MSCI South Korea	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Canada
Citigroup Global Markets, Inc.	$10,284,804	$(10,284,804)	$—	$—
Goldman Sachs & Co. LLC	33,316,335	(33,316,335)	—	—
	$43,601,139	$(43,601,139)	$—	$—
MSCI South Korea
BofA Securities, Inc.	$50,033,869	$(50,033,869)	$—	$—
Goldman Sachs International	267,950,933	(267,950,933)	—	—
HSBC Bank PLC	12,804,568	(12,804,568)	—	—
Morgan Stanley	15,440,093	(15,440,093)	—	—
	$346,229,463	$(346,229,463)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the iShares MSCI Canada ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Canada	$9,708
MSCI South Korea	1,200,537
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI South Korea	$169,412,595	$65,771,296	$11,008,508
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Canada	$67,214,641	$43,219,112
MSCI South Korea	6,857,070,535	1,420,528,140
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Canada	$871,386,129	$284,830,491
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI Canada	$(1,033,355,395)
MSCI South Korea	(626,607,751)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Canada	$3,597,518,482	$1,000,420,833	$(102,870,654)	$897,550,179
MSCI South Korea	8,864,131,462	9,596,618,103	(321,910,324)	9,274,707,779
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Canada
Shares sold	16,900,000	$901,551,259	27,300,000	$1,138,268,426
Shares redeemed	(5,600,000)	(286,451,404)	(25,600,000)	(1,071,966,047)
	11,300,000	$615,099,855	1,700,000	$66,302,379
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI South Korea
Shares sold	48,900,000	$5,715,089,248	21,500,000	$1,455,984,802
Shares redeemed	—	—	(28,500,000)	(1,656,210,618)
	48,900,000	$5,715,089,248	(7,000,000)	$(200,225,816)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
22

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
24

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ
• iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX Exchange
• iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.6%
B3 SA - Brasil Bolsa Balcao	9,647,394	$33,685,429
Banco Bradesco SA	2,133,116	7,643,683
Banco BTG Pactual SA	587,158	7,016,346
Cia Paranaense de Energia - Copel	6,775,074	19,374,346
Energisa SA	669,281	7,030,290
Engie Brasil Energia SA	3,262,448	21,433,580
Motiva Infraestrutura de Mobilidade SA	8,950,573	29,069,939
NU Holdings Ltd./Cayman Islands, Class A(a)	1,137,526	17,040,140
Petroleo Brasileiro SA - Petrobras	4,279,052	35,666,418
Raia Drogasil SA	1,301,246	6,365,990
Rumo SA	3,184,862	9,921,437
TOTVS SA	1,899,446	14,020,294
Vibra Energia SA	2,983,754	17,414,205
XP, Inc., Class A	561,046	12,079,320
		237,761,417
Chile — 0.5%
Enel Chile SA	314,577,202	26,331,314
Plaza SA	1,786,703	8,352,906
		34,684,220
China — 23.5%
3SBio, Inc.(b)	2,136,000	6,021,315
Agricultural Bank of China Ltd., Class H	14,956,000	10,126,646
Alibaba Group Holding Ltd.	9,150,468	165,593,636
Alibaba Health Information Technology Ltd.(a)	10,486,000	7,453,260
ANTA Sports Products Ltd.	1,299,000	14,056,376
Baidu, Inc., Class A(a)	1,436,212	22,309,163
Beijing Kingsoft Office Software, Inc., Class A	144,787	6,358,679
BeOne Medicines Ltd., Class H(a)	476,700	11,768,002
Bilibili, Inc., Class Z(a)	207,840	5,801,780
Bosideng International Holdings Ltd.	30,478,000	18,893,614
BYD Co. Ltd., Class H	3,026,400	36,483,544
China CITIC Bank Corp. Ltd., Class H	16,353,000	15,046,338
China Construction Bank Corp., Class A	6,382,400	7,988,967
China Construction Bank Corp., Class H	80,429,000	81,827,959
China Life Insurance Co. Ltd., Class H	4,233,000	16,981,193
China Mengniu Dairy Co. Ltd.	4,170,000	8,592,864
China Merchants Bank Co. Ltd., Class A	3,723,710	21,014,960
China Merchants Bank Co. Ltd., Class H	3,132,500	19,486,336
China Minsheng Banking Corp. Ltd., Class A	21,035,700	11,894,080
China Minsheng Banking Corp. Ltd., Class H	21,557,023	11,139,201
China Pacific Insurance Group Co. Ltd., Class A	1,147,700	6,818,026
China Pacific Insurance Group Co. Ltd., Class H	2,289,400	10,478,490
Chow Tai Fook Jewellery Group Ltd.	3,629,800	6,063,118
CITIC Securities Co. Ltd., Class H	1,872,000	6,700,775
CMOC Group Ltd., Class A	2,622,500	9,156,378
CMOC Group Ltd., Class H	7,488,000	23,036,355
Contemporary Amperex Technology Co. Ltd., Class A	226,285	11,249,954
Contemporary Amperex Technology Co. Ltd., Class H(c)	129,800	8,202,121
ENN Energy Holdings Ltd.	1,947,400	17,085,444
Foxconn Industrial Internet Co. Ltd., Class A	1,677,500	13,551,730
Ganfeng Lithium Group Co. Ltd., Class H(b)	845,200	7,408,553
GDS Holdings Ltd., Class A(a)	1,100,000	5,698,476
Geely Automobile Holdings Ltd.	5,764,000	11,898,740
Genscript Biotech Corp.(a)	4,210,000	6,415,728
Guotai Haitong Securities Co. Ltd.	4,683,100	12,915,353
Guotai Haitong Securities Co. Ltd., Class H(b)	5,278,600	10,749,521
Haier Smart Home Co. Ltd., Class A	1,732,500	6,480,321
Haier Smart Home Co. Ltd., Class A	2,456,800	8,342,571
Security	Shares	Value
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,242,000	$9,981,343
Huaqin Technology Co. Ltd., Class A	500,700	6,702,461
Huatai Securities Co. Ltd., Class A	4,481,802	13,948,164
Huatai Securities Co. Ltd., Class H(b)	2,854,800	6,105,409
IEIT Systems Co. Ltd., Class A	884,700	8,209,974
Industrial & Commercial Bank of China Ltd., Class H	35,198,000	28,948,868
Industrial Bank Co. Ltd., Class A	6,569,100	17,531,388
Innovent Biologics, Inc.(a)(b)	1,798,500	19,567,455
JD Health International, Inc.(a)(b)	833,500	6,032,511
JD.com, Inc., Class A	1,706,778	22,658,644
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	764,900	6,288,205
Kanzhun Ltd., ADR	373,100	5,999,448
KE Holdings, Inc., Class A	1,235,990	6,809,692
Kingdee International Software Group Co. Ltd.(a)	5,215,000	6,691,839
Kingsoft Corp. Ltd.	2,047,000	6,798,319
Kuaishou Technology(b)	1,125,800	8,927,067
Lenovo Group Ltd.(c)	21,328,000	26,325,623
Li Auto, Inc., Class A(a)	1,954,928	17,164,606
Luxshare Precision Industry Co. Ltd., Class A	991,800	7,232,074
Meituan, Class B(a)(b)	2,684,230	27,639,507
MINISO Group Holding Ltd.	1,294,400	5,868,504
NetEase, Inc.	1,268,970	28,583,777
NIO, Inc., Class A(a)	1,730,399	8,554,080
Orient Securities Co. Ltd./China, Class A	5,088,205	7,489,815
PDD Holdings, Inc., ADR(a)	103,492	10,735,225
People's Insurance Co. Group of China Ltd. (The), Class H	7,486,000	6,115,136
Ping An Insurance Group Co. of China Ltd., Class A	1,325,600	12,175,021
Ping An Insurance Group Co. of China Ltd., Class H	5,919,000	51,203,131
Pop Mart International Group Ltd.(b)(c)	492,400	14,487,857
Postal Savings Bank of China Co. Ltd., Class H(b)	9,879,000	6,216,437
Seres Group Co. Ltd., Class A	762,692	11,918,457
Shenzhen Inovance Technology Co. Ltd., Class A	918,200	9,742,689
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	307,600	8,326,703
Sino Biopharmaceutical Ltd.	7,728,151	5,959,428
Sungrow Power Supply Co. Ltd., Class A	706,253	14,827,988
Sunny Optical Technology Group Co. Ltd.	971,823	7,186,541
TAL Education Group, ADR(a)	593,011	6,244,406
Tencent Holdings Ltd.	3,518,100	231,469,260
Tongcheng Travel Holdings Ltd.	4,366,800	11,503,665
Trip.com Group Ltd.	272,971	14,166,680
Vipshop Holdings Ltd., ADR	519,271	9,045,701
WuXi AppTec Co. Ltd., Class A	1,387,700	19,824,308
Wuxi Biologics Cayman, Inc.(a)(b)	4,370,500	22,439,138
Xiaomi Corp., Class B(a)(b)	9,824,600	43,453,327
XPeng, Inc., Class A(a)	1,876,696	16,452,102
Yadea Group Holdings Ltd.(b)	7,042,000	10,248,731
Yum China Holdings, Inc.	290,964	16,097,116
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	1,217,500	6,349,720
		1,557,337,107
Colombia — 0.1%
Grupo Cibest SA	333,227	7,284,456
Czech Republic — 0.3%
Moneta Money Bank AS(b)	1,938,810	18,652,220
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Egypt — 0.1%
Commercial International Bank - Egypt(CIB)	2,889,821	$8,045,696
Greece — 0.5%
Eurobank SA	2,659,814	12,324,143
Piraeus Bank SA	2,033,654	19,512,083
		31,836,226
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	980,030	10,847,978
India — 12.0%
APL Apollo Tubes Ltd.	276,327	6,794,919
Asian Paints Ltd.	723,013	18,920,037
AU Small Finance Bank Ltd.(b)	687,736	7,241,427
Axis Bank Ltd.	1,651,172	25,150,226
Bajaj Finance Ltd.	2,149,543	23,574,295
Canara Bank	3,928,591	6,801,225
Dabur India Ltd.	2,332,747	13,303,350
Eicher Motors Ltd.	193,353	17,037,843
Eternal Ltd.(a)	5,011,997	13,563,118
HCL Technologies Ltd.	1,550,148	23,727,346
HDFC Bank Ltd.	7,781,362	76,062,819
HDFC Life Insurance Co. Ltd.(b)	1,401,000	11,022,632
Hindalco Industries Ltd.	1,350,266	13,741,860
Hindustan Unilever Ltd.	943,422	24,256,285
ICICI Bank Ltd.	2,125,061	32,315,176
ICICI Lombard General Insurance Co. Ltd.(b)	1,222,019	25,575,385
ICICI Prudential Life Insurance Co. Ltd.(b)	1,024,393	7,375,606
Indian Hotels Co. Ltd. (The), Class A	851,723	6,254,433
Info Edge India Ltd.	2,255,781	25,551,143
Infosys Ltd.	2,977,815	42,680,640
Kotak Mahindra Bank Ltd.	3,343,190	15,278,939
Lodha Developers Ltd.(b)	789,967	8,596,761
Mahindra & Mahindra Ltd.	697,844	26,082,906
Mahindra & Mahindra Ltd., GDR	289,411	10,968,677
Marico Ltd.	2,454,707	21,285,019
Mphasis Ltd.	237,692	6,008,586
Oberoi Realty Ltd.	378,111	6,337,264
Oracle Financial Services Software Ltd.	85,549	6,546,920
Persistent Systems Ltd., NVS	252,341	13,168,838
PI Industries Ltd.	191,338	6,565,733
Power Grid Corp. of India Ltd.	1,953,408	6,423,248
Punjab National Bank	5,049,904	7,191,586
Reliance Industries Ltd.	3,440,146	52,797,079
SBI Cards & Payment Services Ltd.	1,459,444	12,447,423
Shriram Finance Ltd.	772,674	9,186,838
State Bank of India	892,749	11,803,661
Sundaram Finance Ltd.	187,455	11,370,257
Supreme Industries Ltd.	211,030	9,236,209
Swiggy Ltd.(a)	3,962,626	13,172,191
Tata Consumer Products Ltd.	1,209,160	15,172,213
Tech Mahindra Ltd.	397,003	5,941,018
Torrent Power Ltd.	398,274	6,872,763
Trent Ltd.	184,360	7,921,671
TVS Motor Co. Ltd.	378,926	16,138,885
Union Bank of India Ltd.	7,510,345	16,717,593
United Spirits Ltd.	755,767	11,470,720
UPL Ltd.	1,178,267	8,266,248
Voltas Ltd.	607,279	10,423,737
Wipro Ltd.	6,128,573	13,581,426
Yes Bank Ltd.(a)	27,806,394	6,338,426
		794,262,600
Security	Shares	Value
Indonesia — 0.6%
Amman Mineral Internasional PT(a)	14,364,800	$6,552,856
Bank Central Asia Tbk PT	15,144,392	6,466,500
Bank Mandiri Persero Tbk PT	46,946,100	14,735,056
Bank Rakyat Indonesia Persero Tbk PT	29,093,900	6,770,712
GoTo Gojek Tokopedia Tbk PT(a)	1,841,907,900	6,700,884
		41,226,008
Malaysia — 2.3%
AMMB Holdings Bhd	9,304,600	15,368,440
Axiata Group Bhd(c)	15,878,500	9,296,264
CIMB Group Holdings Bhd(c)	16,295,300	33,648,257
Malayan Banking Bhd	12,628,200	38,801,461
Press Metal Aluminium Holdings Bhd	9,772,500	17,895,298
SD Guthrie Bhd	4,490,100	6,635,331
Sunway Bhd	20,789,123	31,258,143
		152,903,194
Mexico — 1.4%
America Movil SAB de CV, Series B, Class B	7,481,913	9,727,095
Cemex SAB de CV, NVS	11,703,393	14,651,327
Grupo Aeroportuario del Sureste SAB de CV, Class B	172,751	6,209,788
Grupo Bimbo SAB de CV, Series A, Class A	5,307,474	19,255,079
Grupo Financiero Banorte SAB de CV, Class O	2,536,087	28,920,109
Wal-Mart de Mexico SAB de CV	4,282,093	13,859,242
		92,622,640
Peru — 0.2%
Credicorp Ltd.	45,945	15,914,429
Poland — 1.2%
Allegro.eu SA (a)(b)	3,186,301	24,795,704
KGHM Polska Miedz SA(a)	254,351	23,985,799
ORLEN SA	496,540	15,993,150
Zabka Group SA(a)	2,800,956	17,527,068
		82,301,721
Qatar — 0.5%
Qatar National Bank QPSC	6,519,842	34,524,439
Russia — 0.0%
PhosAgro PJSC(a)(d)	4,826	48
Polyus PJSC(a)(d)	436,460	6
Rosneft Oil Co. PJSC(a)(d)	759,129	98
Sberbank of Russia PJSC(a)(d)	10,004,860	1,294
TCS Group Holding PLC, GDR(a)(d)	124,025	16
		1,462
Saudi Arabia — 2.1%
Al Rajhi Bank	2,166,838	58,110,507
Dr Sulaiman Al Habib Medical Services Group Co.	217,037	13,366,271
Etihad Etisalat Co.	1,282,488	21,952,690
Saudi Arabian Mining Co.(a)	603,489	11,268,592
Saudi Telecom Co.	2,938,376	32,733,551
		137,431,611
South Africa — 5.0%
Anglogold Ashanti PLC	327,946	41,955,239
Clicks Group Ltd.	315,426	6,311,389
Discovery Ltd.	566,596	9,299,664
FirstRand Ltd.	1,803,653	11,239,625
Gold Fields Ltd.	856,175	50,177,002
Impala Platinum Holdings Ltd.	719,820	15,991,294
MTN Group Ltd.	533,322	6,936,981
Naspers Ltd., Class N	345,308	19,216,615
Nedbank Group Ltd.	1,676,405	33,162,262
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
NEPI Rockcastle NV	4,333,218	$40,285,083
Sanlam Ltd.	4,190,114	27,986,342
Valterra Platinum Ltd.	303,676	35,655,222
Vodacom Group Ltd.	3,168,590	32,382,846
		330,599,564
South Korea — 17.4%
Celltrion, Inc.	58,348	9,660,179
Doosan Co. Ltd.	9,811	8,729,722
Doosan Enerbility Co. Ltd.(a)	266,107	19,666,714
Hana Financial Group, Inc.	361,209	30,553,658
Hanwha Systems Co. Ltd.(a)	144,961	11,447,737
HD Hyundai Co. Ltd.	36,381	7,400,785
HD Hyundai Electric Co. Ltd.	16,314	11,910,125
HD Hyundai Heavy Industries Co. Ltd.	7,519	3,148,766
Hyundai Motor Co.	21,637	10,143,951
Hyundai Rotem Co. Ltd.	46,319	7,405,607
Kakao Corp.	177,620	7,685,575
KakaoBank Corp.	716,076	13,493,714
KB Financial Group, Inc.	335,658	37,045,938
Korea Investment Holdings Co. Ltd.	48,860	8,785,691
LG Chem Ltd.	37,807	10,993,441
LG Display Co. Ltd.(a)(c)	985,495	9,835,301
LG Energy Solution Ltd.(a)	23,644	7,026,836
NAVER Corp.	117,975	20,840,793
POSCO Holdings, Inc.	53,509	15,357,105
Samsung C&T Corp.	119,231	29,055,805
Samsung Electro-Mechanics Co. Ltd.	45,233	14,137,113
Samsung Electronics Co. Ltd.	2,783,313	416,581,960
Samsung Fire & Marine Insurance Co. Ltd.	17,753	6,540,904
Samsung Life Insurance Co. Ltd.	48,852	7,820,439
Samsung SDI Co. Ltd.(a)	64,433	20,888,841
Samsung SDS Co. Ltd.	54,753	7,420,063
Shinhan Financial Group Co. Ltd.	499,249	33,577,731
SK Biopharmaceuticals Co. Ltd.(a)	137,172	11,420,090
SK Hynix, Inc.	331,185	244,875,533
SK Innovation Co. Ltd.	211,378	18,771,308
SK Square Co. Ltd.(a)	70,342	31,570,739
SK, Inc.	118,032	32,957,032
Woori Financial Group, Inc.	1,155,598	28,918,369
		1,155,667,565
Taiwan — 23.3%
Accton Technology Corp.	300,000	13,201,586
Advantech Co. Ltd.	666,000	7,063,221
ASE Technology Holding Co. Ltd.	1,981,000	23,870,203
Asia Vital Components Co. Ltd.	311,000	17,100,784
ASPEED Technology, Inc.	21,000	6,481,924
Asustek Computer, Inc.	388,000	6,556,458
Cathay Financial Holding Co. Ltd.	17,146,769	43,484,036
Chailease Holding Co. Ltd.	2,329,560	7,716,867
Chunghwa Telecom Co. Ltd.	17,383,000	74,807,201
CTBC Financial Holding Co. Ltd.	6,323,000	11,247,719
Delta Electronics, Inc.	1,355,000	61,102,124
E Ink Holdings, Inc.	1,132,000	6,700,218
E.Sun Financial Holding Co. Ltd.	34,173,902	38,432,090
Eva Airways Corp.	15,165,000	18,361,228
Far EasTone Telecommunications Co. Ltd.	10,550,000	31,005,307
First Financial Holding Co. Ltd.	43,652,471	41,613,502
Fortune Electric Co. Ltd.	258,200	8,709,407
Fubon Financial Holding Co. Ltd.	4,112,580	12,334,340
Hon Hai Precision Industry Co. Ltd.	5,000,000	38,243,946
King Slide Works Co. Ltd.	111,000	11,945,277
Security	Shares	Value
Taiwan (continued)
Lite-On Technology Corp.	2,278,000	$12,434,347
MediaTek, Inc.	780,000	48,047,657
PharmaEssentia Corp.	333,000	7,691,021
SinoPac Financial Holdings Co. Ltd.	18,847,097	19,881,034
Taiwan Semiconductor Manufacturing Co. Ltd.	14,461,000	902,339,816
Teco Electric and Machinery Co. Ltd.	3,256,000	8,501,193
TS Financial Holding Co. Ltd.	24,032,135	19,563,749
United Microelectronics Corp.	12,579,000	26,024,136
Wistron Corp.	1,934,000	8,262,287
Yuanta Financial Holding Co. Ltd.	7,320,430	11,407,826
		1,544,130,504
Thailand — 1.2%
Advanced Info Service PCL, NVDR	1,034,400	12,640,062
Bangkok Dusit Medical Services PCL, NVDR(c)	16,731,100	11,651,013
Delta Electronics Thailand PCL, NVDR	1,986,500	17,790,726
Kasikornbank PCL, NVDR	1,953,900	12,630,795
PTT PCL, NVDR	16,817,300	20,014,973
Siam Cement PCL (The), NVDR	987,300	7,143,169
		81,870,738
Turkey — 0.4%
Akbank TAS	3,191,320	6,561,866
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,060,275	7,776,451
Haci Omer Sabanci Holding AS	5,938,543	13,649,829
		27,988,146
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	5,679,165	23,436,677
Abu Dhabi Islamic Bank PJSC	2,143,127	14,881,949
Air Arabia PJSC	4,461,328	6,573,123
Emaar Properties PJSC	3,717,511	16,406,917
Emirates NBD Bank PJSC	1,006,383	9,041,706
First Abu Dhabi Bank PJSC	4,949,873	26,440,290
		96,780,662
Total Common Stocks — 97.9% (Cost: $4,066,364,779)		6,494,674,603
Preferred Stocks
Brazil — 0.5%
Banco Bradesco SA, Preference Shares, NVS	4,308,648	17,775,852
Itau Unibanco Holding SA, Preference Shares, NVS	1,770,955	16,160,202
		33,936,054
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	89,312	6,816,158
Colombia — 0.2%
Grupo Cibest SA, Preference Shares	655,003	11,106,421
India — 0.0%
TVS Motor Co. Ltd., 6.00%	2,104,520	231,326
South Korea — 0.8%
Samsung Electronics Co. Ltd., Preference Shares, NVS	523,056	52,535,471
Total Preferred Stocks — 1.6% (Cost: $56,790,894)		104,625,430
Total Long-Term Investments — 99.5% (Cost: $4,123,155,673)		6,599,300,033
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	29,764,879	$29,779,762
Total Short-Term Securities — 0.5% (Cost: $29,779,762)		29,779,762
Total Investments — 100.0% (Cost: $4,152,935,435)		6,629,079,795
Other Assets Less Liabilities — 0.0%		1,407,411
Net Assets — 100.0%		$6,630,487,206

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,441,055	$—	$(17,659,246)(a)	$(580)	$(1,467)	$29,779,762	29,764,879	$644,120 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,380,000	—	(4,380,000)(a)	—	—	—	—	488,599	—
				$(580)	$(1,467)	$29,779,762		$1,132,719	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	258	03/20/26	$20,688	$116,237
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® ESG Aware MSCI EM ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$116,237	$—	$—	$—	$116,237

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,483,201	$—	$—	$—	$2,483,201
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$151,693	$—	$—	$—	$151,693
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,343,865
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$761,277,869	$5,733,395,272	$1,462	$6,494,674,603
Preferred Stocks	45,042,475	59,582,955	—	104,625,430
Short-Term Securities
Money Market Funds	29,779,762	—	—	29,779,762
	$836,100,106	$5,792,978,227	$1,462	$6,629,079,795
Derivative Financial Instruments(a)
Assets
Equity Contracts	$116,237	$—	$—	$116,237

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.7%
Ambev SA	1,014,690	$3,220,327
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	631,193	18,947,487
Cia Paranaense de Energia - Copel	2,325,967	6,651,454
Eneva SA(a)	599,163	2,501,139
Equatorial SA	757,776	6,224,509
NU Holdings Ltd./Cayman Islands, Class A(a)	129,184	1,935,176
Raia Drogasil SA	1,297,674	6,348,515
Rede D'Or Sao Luiz SA(b)	223,499	1,756,951
Telefonica Brasil SA	2,139,689	18,022,388
TIM SA/Brazil	893,909	4,864,930
TOTVS SA	3,201,274	23,629,417
		94,102,293
Chile — 1.4%
Banco de Credito e Inversiones SA	23,802	1,630,728
Empresas Copec SA	457,018	3,772,518
Falabella SA	2,658,447	19,739,134
Latam Airlines Group SA	168,035,424	4,722,017
Plaza SA	3,548,976	16,591,601
		46,455,998
China — 20.8%
360 Security Technology, Inc., Class A	2,286,300	4,131,080
ACM Research Shanghai, Inc., Class A	85,482	2,140,177
Advanced Micro-Fabrication Equipment, Inc./China, Class A	140,695	7,218,278
Agricultural Bank of China Ltd., Class H	47,945,039	32,463,389
Anhui Gujing Distillery Co. Ltd., Class B	1,073	9,515
Anji Microelectronics Technology Shanghai Co. Ltd.	43,850	1,713,262
Bank of China Ltd., Class H	75,858,000	44,888,904
Bank of Communications Co. Ltd., Class H	15,084,000	13,201,095
Bank of Shanghai Co. Ltd., Class A	2,225,611	3,140,123
Beijing Kingsoft Office Software, Inc., Class A	72,018	3,162,848
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	17,420,100	12,558,636
BOC Aviation Ltd.(b)	190,800	2,118,961
BOE Technology Group Co. Ltd., Class A	12,943,000	8,442,480
CGN Power Co. Ltd., Class H(b)	44,166,000	17,724,903
Chaozhou Three-Circle Group Co. Ltd., Class A	682,400	6,271,207
China CITIC Bank Corp. Ltd., Class H	27,443,000	25,250,208
China Coal Energy Co. Ltd., Class H	2,315,262	3,844,932
China Construction Bank Corp., Class A	2,918,784	3,653,496
China Construction Bank Corp., Class H	26,839,000	27,305,830
China Eastern Airlines Corp. Ltd., Class A(a)	6,061,800	5,064,249
China Gold International Resources Corp. Ltd.	94,400	2,471,453
China Huishan Dairy Holdings Co. Ltd., NVS(c)	5,944,807	8
China National Nuclear Power Co. Ltd., Class A	1,543,300	1,916,575
China National Software & Service Co. Ltd., Class A(a)	332,500	2,157,911
China Petroleum & Chemical Corp., Class H	23,394,000	16,279,152
China Railway Signal & Communication Corp. Ltd., Class A	2,557,944	2,132,189
China Resources Microelectronics Ltd., Class A	472,670	3,925,862
China Shenhua Energy Co. Ltd., Class H	4,474,000	25,651,630
China Three Gorges Renewables Group Co. Ltd., Class A	5,349,430	3,243,057
China Tower Corp. Ltd., Class H(b)	3,916,788	5,573,297
China Yangtze Power Co. Ltd., Class A	6,802,983	25,815,334
CICT Mobile Communication Technology Co. Ltd.(a)	1,217,254	3,077,515
Eastroc Beverage Group Co. Ltd., Class A	90,490	3,184,051
Empyrean Technology Co. Ltd., Class A	172,400	2,532,970
Security	Shares	Value
China (continued)
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	5,277,618	$2,005,895
Fuyao Glass Industry Group Co. Ltd., Class H(b)	207,600	1,722,725
GigaDevice Semiconductor, Inc., Class A	37,600	1,638,378
Guangdong Haid Group Co. Ltd., Class A	424,812	3,393,741
Guobo Electronics Co. Ltd.	141,475	2,532,946
Hangzhou Silan Microelectronics Co. Ltd., Class A	448,800	2,103,501
Hansoh Pharmaceutical Group Co. Ltd.(b)	654,000	2,911,596
Hengtong Optic-Electric Co. Ltd., Class A	878,300	6,060,411
Huaneng Power International, Inc., Class H	16,328,000	12,571,226
Hundsun Technologies, Inc., Class A	623,253	2,724,370
Hwatsing Technology Co. Ltd., Class A	122,500	3,453,071
Hygon Information Technology Co. Ltd., Class A	350,015	13,276,179
Iflytek Co. Ltd., Class A	823,067	6,676,526
Industrial & Commercial Bank of China Ltd., Class H	51,555,000	42,401,810
Ingenic Semiconductor Co. Ltd., Class A	163,900	3,174,022
Jiangsu Expressway Co. Ltd., Class H	7,252,000	9,436,480
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,099,779	9,041,228
Kunlun Energy Co. Ltd.	4,252,000	4,557,912
Kweichow Moutai Co. Ltd., Class A	27,690	5,868,432
LONGi Green Energy Technology Co. Ltd., Class A(a)	2,698,173	7,195,862
Loongson Technology Corp. Ltd., Class A(a)	114,782	2,653,056
Muyuan Foods Co. Ltd., Class A	1,436,100	9,815,143
NARI Technology Co. Ltd., Class A	1,237,400	4,921,177
National Silicon Industry Group Co. Ltd., Class A(a)	850,320	2,685,405
NAURA Technology Group Co. Ltd., Class A	257,895	17,705,902
New Hope Liuhe Co. Ltd., Class A	1,603,200	2,034,603
Nongfu Spring Co. Ltd., Class H(b)	2,480,200	14,963,595
OFILM Group Co. Ltd., Class A(a)	1,185,400	1,695,280
OmniVision Integrated Circuits Group, Inc.	195,200	3,491,361
People's Insurance Co. Group of China Ltd. (The), Class H	6,477,172	5,291,048
PetroChina Co. Ltd., Class H	12,774,000	15,558,364
PICC Property & Casualty Co. Ltd., Class H	4,364,000	9,004,435
Piotech, Inc., Class A	100,530	5,400,974
Pop Mart International Group Ltd.(b)	165,400	4,866,555
Postal Savings Bank of China Co. Ltd., Class H(b)	21,269,162	13,383,785
QuantumCTek Co. Ltd.(a)	19,278	1,901,028
Sanan Optoelectronics Co. Ltd., Class A	1,254,700	3,047,915
SF Holding Co. Ltd., Class A	294,600	1,624,938
SG Micro Corp., Class A	179,920	1,804,091
Shandong Gold Mining Co. Ltd., Class H(b)	2,626,250	13,855,377
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	108,121	2,387,295
Shanghai International Airport Co. Ltd., Class A	443,019	1,968,471
Shanghai Stonehill Technology Co.Ltd., Class A(a)	1,680,200	2,705,658
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	71,900	1,687,032
Sichuan Chuantou Energy Co. Ltd., Class A	838,810	1,764,837
Skyverse Technology Co. Ltd.(a)	124,676	3,575,681
SUPCON Technology Co. Ltd., Class A	238,345	2,783,922
TCL Technology Group Corp., Class A	7,406,150	5,355,637
Tencent Holdings Ltd.	125,000	8,224,228
Tianshui Huatian Technology Co. Ltd., Class A	1,195,700	2,639,490
Tingyi Cayman Islands Holding Corp.	6,312,000	10,540,721
Tongwei Co. Ltd., Class A(a)	1,702,938	4,471,640
Unigroup Guoxin Microelectronics Co. Ltd., Class A	302,500	3,508,867
Want Want China Holdings Ltd.	17,967,958	11,253,802
Wens Foodstuff Group Co. Ltd., Class A	2,110,500	4,915,687
Wuhan Guide Infrared Co. Ltd., Class A(a)	1,520,600	3,443,240
Xiaomi Corp., Class B(a)(b)	1,852,400	8,192,999
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	568,243	$1,978,607
Yealink Network Technology Corp. Ltd., Class A	322,744	1,765,095
Yum China Holdings, Inc.	31,598	1,748,109
Yunnan Baiyao Group Co. Ltd., Class A	200,058	1,634,590
Zangge Mining Co. Ltd., Class A	437,400	5,477,636
Zhaojin Mining Industry Co. Ltd., Class H	1,463,500	6,451,127
Zhejiang Dahua Technology Co. Ltd., Class A	667,900	1,872,286
Zhongji Innolight Co. Ltd., Class A	59,100	4,574,585
ZTE Corp., Class A	1,434,220	8,063,022
		713,699,184
Czech Republic — 0.4%
CEZ A/S	230,458	13,091,523
Egypt — 0.2%
Commercial International Bank - Egypt(CIB)	2,516,562	7,006,487
Talaat Moustafa Group	826,492	1,501,302
		8,507,789
Greece — 0.8%
Hellenic Telecommunications Organization SA	715,602	14,864,561
OPAP Holding SA	614,138	11,465,516
		26,330,077
Hong Kong — 0.0%
Hua Hong Semiconductor Ltd., Class A(a)	88,000	1,622,280
Hungary — 0.4%
OTP Bank Nyrt	86,881	10,711,767
Richter Gedeon Nyrt	58,540	2,191,734
		12,903,501
India — 17.7%
Adani Ports & Special Economic Zone Ltd.	105,806	1,771,265
Apollo Hospitals Enterprise Ltd.	152,718	13,153,099
Asian Paints Ltd.	383,979	10,048,086
Avenue Supermarts Ltd.(a)(b)	129,733	5,501,847
Axis Bank Ltd.	202,169	3,079,386
Bajaj Auto Ltd.	30,557	3,352,470
Bharti Airtel Ltd.	2,076,470	42,992,851
Bosch Ltd.	11,022	4,414,617
Britannia Industries Ltd.	208,980	13,788,241
Cipla Ltd./India	1,007,363	14,959,313
Colgate-Palmolive India Ltd.	275,175	6,823,802
Dabur India Ltd.	980,004	5,588,834
Divi's Laboratories Ltd.	107,542	7,590,544
Dr Reddy's Laboratories Ltd.	1,037,954	14,728,283
Eicher Motors Ltd.	119,594	10,538,362
Eternal Ltd.(a)	2,363,375	6,395,601
FSN E-Commerce Ventures Ltd.(a)	2,120,211	6,213,755
Godrej Consumer Products Ltd.	195,819	2,622,829
HCL Technologies Ltd.	1,874,844	28,697,306
HDFC Bank Ltd.	1,526,368	14,920,248
HDFC Life Insurance Co. Ltd.(b)	211,231	1,661,900
Hindustan Unilever Ltd.	772,449	19,860,405
ICICI Bank Ltd.	738,841	11,235,337
ICICI Lombard General Insurance Co. Ltd.(b)	133,705	2,798,285
Indian Hotels Co. Ltd. (The), Class A	560,678	4,117,210
Infosys Ltd.	1,928,366	27,639,022
InterGlobe Aviation Ltd.(b)	51,618	2,746,484
ITC Ltd.	3,223,860	11,124,631
Kotak Mahindra Bank Ltd.	2,452,515	11,208,405
LTIMindtree Ltd.(b)	384,382	18,912,298
Lupin Ltd.	473,716	12,040,537
Marico Ltd.	1,500,874	13,014,234
Maruti Suzuki India Ltd.	133,758	21,866,009
Security	Shares	Value
India (continued)
Max Healthcare Institute Ltd.	250,921	$3,020,311
Mphasis Ltd.	90,472	2,287,030
MRF Ltd.	5,505	8,536,376
Nestle India Ltd.	1,360,814	19,336,697
Persistent Systems Ltd., NVS	189,963	9,913,537
Pidilite Industries Ltd.	1,025,893	16,839,753
Power Grid Corp. of India Ltd.	528,327	1,737,259
Reliance Industries Ltd.	1,005,199	15,427,128
SBI Life Insurance Co. Ltd.(b)	82,504	1,848,797
Shree Cement Ltd.	5,412	1,551,320
Sun Pharmaceutical Industries Ltd.	1,311,550	25,143,856
Tata Consultancy Services Ltd.	1,211,962	35,223,614
Tata Consumer Products Ltd.	136,252	1,709,653
Tech Mahindra Ltd.	1,432,876	21,442,514
Titan Co. Ltd.	379,267	18,066,925
Torrent Pharmaceuticals Ltd.	533,990	25,470,095
TVS Motor Co. Ltd.	95,428	4,064,386
UltraTech Cement Ltd.	20,296	2,829,810
United Spirits Ltd.	104,277	1,582,673
Wipro Ltd.	6,320,864	14,007,558
		605,444,788
Indonesia — 0.4%
Bank Central Asia Tbk PT	5,599,900	2,391,100
Dian Swastatika Sentosa Tbk PT(a)	2,698,300	12,702,853
		15,093,953
Kuwait — 1.7%
Boubyan Bank KSCP	1,160,003	2,568,119
Kuwait Finance House KSCP	10,222,119	26,796,817
National Bank of Kuwait SAKP	10,022,122	30,779,547
		60,144,483
Malaysia — 3.5%
Hong Leong Bank Bhd	2,846,400	17,025,214
IHH Healthcare Bhd(d)	13,108,900	30,650,070
IOI Corp. Bhd	1,766,900	1,796,598
Malayan Banking Bhd	12,149,400	37,330,298
MR DIY Group M Bhd(b)(d)	3,573,050	1,643,715
Nestle Malaysia Bhd	81,600	2,304,765
QL Resources Bhd	6,258,638	6,562,643
Telekom Malaysia Bhd	6,801,900	13,021,030
Tenaga Nasional Bhd	2,442,000	9,018,204
		119,352,537
Mexico — 0.7%
America Movil SAB de CV, Series B, Class B	14,568,397	18,940,101
Industrias Penoles SAB de CV(a)	62,807	3,988,401
		22,928,502
Peru — 1.3%
Cia. de Minas Buenaventura SAA, ADR	376,798	16,454,769
Credicorp Ltd.	79,750	27,623,805
		44,078,574
Philippines — 1.1%
Bank of the Philippine Islands	2,564,205	5,158,203
BDO Unibank, Inc.	2,767,908	6,582,509
International Container Terminal Services, Inc.	1,146,890	14,297,081
Jollibee Foods Corp.	735,300	2,730,994
Manila Electric Co.	684,090	7,568,706
SM Investments Corp.	145,015	1,772,922
		38,110,415
Poland — 0.2%
Asseco Poland SA	64,310	3,177,727
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Dino Polska SA(a)(b)	213,217	$2,397,433
		5,575,160
Qatar — 1.7%
Industries Qatar QSC	459,199	1,523,209
Nebras Energy	1,691,163	6,843,996
Ooredoo QPSC	4,139,513	15,397,602
Qatar Fuel QSC	1,021,245	4,146,903
Qatar Gas Transport Co. Ltd.	1,799,609	2,434,206
Qatar Islamic Bank QPSC	929,891	6,043,312
Qatar National Bank QPSC	4,277,116	22,648,560
		59,037,788
Russia — 0.0%
Polyus PJSC(a)(c)	959,320	13
Rosneft Oil Co. PJSC(a)(c)	759,070	97
		110
Saudi Arabia — 6.7%
Al Rajhi Bank	892,404	23,932,592
Alinma Bank	259,945	1,930,808
Almarai Co. JSC	668,342	7,105,813
Arabian Internet & Communications Services Co.	142,421	7,089,635
Co. for Cooperative Insurance(The)	84,112	3,038,493
Dar Al Arkan Real Estate Development Co.(a)	838,442	4,464,379
Dr Sulaiman Al Habib Medical Services Group Co.	258,965	15,948,416
Elm Co.	132,176	22,532,478
Etihad Etisalat Co.	1,149,439	19,675,254
Jarir Marketing Co.	3,489,312	13,009,131
Makkah Construction & Development Co.	76,748	1,598,021
SABIC Agri-Nutrients Co.	445,601	14,687,169
Saudi Arabian Oil Co.(b)	5,091,418	33,931,913
Saudi Basic Industries Corp.	574,528	8,301,852
Saudi Electricity Co.	1,801,469	6,489,690
Saudi National Bank(The)	165,122	1,834,836
Saudi Telecom Co.	3,924,237	43,716,057
		229,286,537
South Africa — 0.5%
Anglogold Ashanti PLC	20,079	2,568,774
Gold Fields Ltd.	242,892	14,234,932
		16,803,706
South Korea — 10.7%
APR Corp./Korea(d)	56,661	12,309,046
Celltrion, Inc.	80,105	13,262,299
Hanwha Aerospace Co. Ltd.	10,732	8,921,329
HD Hyundai Co. Ltd.	9,879	2,009,630
HD Hyundai Electric Co. Ltd.	2,900	2,117,161
HD Hyundai Heavy Industries Co. Ltd.	10,260	4,296,627
HMM Co. Ltd.	118,516	1,756,650
HYBE Co. Ltd.	8,278	2,225,557
Hyosung Heavy Industries Corp.	4,940	9,683,350
Hyundai Mobis Co. Ltd.	15,895	5,713,497
Hyundai Rotem Co. Ltd.	84,992	13,588,752
Kia Corp.	22,579	3,224,000
Korea Aerospace Industries Ltd.	74,717	9,928,323
Korea Electric Power Corp.	348,828	14,020,833
Krafton, Inc.	18,386	3,175,036
KT&G Corp.	146,785	16,631,725
LG Display Co. Ltd.(a)	399,002	3,982,065
LG Electronics, Inc.	28,898	2,923,473
LG Uplus Corp.	672,350	7,735,185
NAVER Corp.	12,759	2,253,932
Samsung Biologics Co. Ltd.(a)(b)	23,171	28,588,002
Samsung C&T Corp.	49,469	12,055,268
Security	Shares	Value
South Korea (continued)
Samsung Electro-Mechanics Co. Ltd.	83,952	$26,238,342
Samsung Electronics Co. Ltd.	354,792	53,102,165
Samsung SDI Co. Ltd.(a)	10,262	3,326,887
Samsung SDS Co. Ltd.(d)	174,284	23,618,764
SK Hynix, Inc.	83,039	61,398,371
SK Telecom Co. Ltd.	364,946	20,171,811
		368,258,080
Taiwan — 17.1%
Accton Technology Corp.	37,000	1,628,196
Advantech Co. Ltd.	1,461,940	15,504,513
ASE Technology Holding Co. Ltd.	1,238,000	14,917,371
ASPEED Technology, Inc.	37,000	11,420,533
Catcher Technology Co. Ltd.	3,146,000	19,212,267
Chang Hwa Commercial Bank Ltd.	6,661,155	4,600,087
Chroma ATE, Inc.	199,000	8,647,340
Chunghwa Telecom Co. Ltd.	10,443,000	44,941,126
CTBC Financial Holding Co. Ltd.	1,235,000	2,196,890
Delta Electronics, Inc.	1,265,000	57,043,680
E.Sun Financial Holding Co. Ltd.	15,282,378	17,186,616
Elite Material Co. Ltd.	138,000	10,568,408
Far EasTone Telecommunications Co. Ltd.	10,488,000	30,823,096
First Financial Holding Co. Ltd.	31,052,234	29,601,811
Gold Circuit Electronics Ltd.	71,000	1,844,379
Hon Precision, Inc.	146,000	22,707,489
Hua Nan Financial Holdings Co. Ltd.	17,036,290	20,689,143
Innolux Corp.(d)	3,831,800	3,251,834
King Slide Works Co. Ltd.	204,000	21,953,482
King Yuan Electronics Co. Ltd.	418,000	4,301,030
MediaTek, Inc.	113,000	6,960,750
Mega Financial Holding Co. Ltd.	12,815,224	16,486,079
Novatek Microelectronics Corp.	617,000	7,704,239
President Chain Store Corp.	3,393,000	24,300,085
Realtek Semiconductor Corp.	397,000	6,076,064
Taiwan Business Bank	14,917,084	7,816,156
Taiwan Cooperative Financial Holding Co. Ltd.	38,426,929	29,334,796
Taiwan High Speed Rail Corp.	7,855,000	6,798,069
Taiwan Mobile Co. Ltd.	10,384,000	35,693,385
Taiwan Semiconductor Manufacturing Co. Ltd.	832,000	51,915,270
Uni-President Enterprises Corp.	5,181,000	11,979,254
United Microelectronics Corp.	14,069,000	29,106,731
Vanguard International Semiconductor Corp.	422,000	1,789,026
Yageo Corp.	691,000	6,472,743
		585,471,938
Thailand — 1.9%
Advanced Info Service PCL, NVDR	3,982,300	48,662,530
Bangkok Dusit Medical Services PCL, NVDR	12,789,400	8,906,137
Delta Electronics Thailand PCL, NVDR	771,400	6,908,515
		64,477,182
Turkey — 1.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,543,109	33,320,851
BIM Birlesik Magazalar A/S	198,626	3,025,288
Turk Hava Yollari AO(d)	410,844	2,879,782
Yapi ve Kredi Bankasi A/S(a)	2,148,071	2,121,671
		41,347,592
United Arab Emirates — 4.2%
Abu Dhabi Islamic Bank PJSC	585,676	4,066,955
Abu Dhabi National Oil Co. for Distribution PJSC	18,219,619	19,841,406
ADNOC Drilling Co. PJSC	2,739,635	3,818,878
Aldar Properties PJSC	1,086,337	3,194,304
Dubai Electricity & Water Authority PJSC	11,879,232	9,707,157
Dubai Islamic Bank PJSC	13,409,193	30,285,544
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
Emirates NBD Bank PJSC	2,589,718	$23,266,956
Emirates Telecommunications Group Co. PJSC	5,458,554	30,138,298
First Abu Dhabi Bank PJSC	1,545,507	8,255,496
Salik Co. PJSC	6,118,022	10,660,171
		143,235,165
Total Common Stocks — 97.3% (Cost: $2,392,501,883)		3,335,359,155
Preferred Stocks
Brazil — 0.2%
Axia Energia
Preference Shares, NVS	541,359	7,060,424
Preference Shares, NVS	142,310	1,638,931
		8,699,355
India — 0.0%
TVS Motor Co. Ltd., 6.00%	573,276	63,014
South Korea — 1.6%
Hyundai Motor Co.
Preference Shares, NVS	44,852	10,028,805
Series 2, Preference Shares, NVS	9,262	2,082,833
Samsung Electronics Co. Ltd., Preference Shares, NVS	420,051	42,189,702
		54,301,340
Total Preferred Stocks — 1.8% (Cost: $33,003,710)		63,063,709
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	147,474	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.1% (Cost: $2,425,505,593)		3,398,422,864
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	33,563,325	$33,580,107
Total Short-Term Securities — 1.0% (Cost: $33,576,541)		33,580,107
Total Investments — 100.1% (Cost: $2,459,082,134)		3,432,002,971
Liabilities in Excess of Other Assets — (0.1)%		(3,941,534)
Net Assets — 100.0%		$3,428,061,437

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,727,347	$10,850,223 (a)	$—	$2,493	$44	$33,580,107	33,563,325	$178,261 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0 (a)	—	—	—	—	505,032	—
				$2,493	$44	$33,580,107		$683,293	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	282	03/20/26	$22,612	$143,400
2-Year U.S. Treasury Note	23	06/30/26	4,812	2,066
				$145,466
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$143,400	$—	$2,066	$—	$145,466

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,245,756	$—	$(2,082)	$—	$1,243,674
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$116,220	$—	$1,180	$—	$117,400
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$19,403,668
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$553,536,125	$2,781,822,912	$118	$3,335,359,155
Preferred Stocks	8,699,355	54,364,354	—	63,063,709
Rights	—	—	—	—
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Emerging Markets Min Vol Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$33,580,107	$—	$—	$33,580,107
	$595,815,587	$2,836,187,266	$118	$3,432,002,971
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$2,066	$—	$—	$2,066
Equity Contracts	143,400	—	—	143,400
	$145,466	$—	$—	$145,466

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.0%
Verbund AG	25,218	$1,795,620
Belgium — 0.4%
Argenx SE(a)	16,958	13,119,194
Brazil — 0.3%
NU Holdings Ltd./Cayman Islands, Class A(a)	133,609	2,001,463
Rede D'Or Sao Luiz SA(b)	205,014	1,611,638
Telefonica Brasil SA	603,936	5,086,893
TOTVS SA	400,678	2,957,506
		11,657,500
Canada — 1.8%
Agnico Eagle Mines Ltd.	9,938	2,496,285
CGI, Inc.	142,285	10,406,035
Constellation Software, Inc.	9,697	17,919,314
Descartes Systems Group, Inc. (The)(a)	63,396	4,193,092
Dollarama, Inc.	25,285	3,722,542
Franco-Nevada Corp.	14,440	4,035,853
Loblaw Companies Ltd.	235,247	10,903,057
Waste Connections, Inc.	71,202	12,256,000
		65,932,178
Chile — 0.2%
Latam Airlines Group SA	169,068,386	4,751,045
Plaza SA	405,910	1,897,645
		6,648,690
China — 6.2%
Agricultural Bank of China Ltd., Class A	2,624,299	2,448,022
Agricultural Bank of China Ltd., Class H	12,982,406	8,790,334
Bank of China Ltd., Class H	37,860,638	22,403,999
Bank of Communications Co. Ltd., Class H	6,499,000	5,687,743
BeOne Medicines Ltd., Class H(a)	184,000	4,542,296
BYD Co. Ltd., Class A	238,200	3,093,510
Cambricon Technologies Corp. Ltd., Class A(a)	18,165	3,111,571
CGN Power Co. Ltd., Class H(b)	7,841,000	3,146,786
China CITIC Bank Corp. Ltd., Class H	5,982,000	5,504,017
China Coal Energy Co. Ltd., Class H	1,425,000	2,366,483
China Construction Bank Corp., Class H	12,357,000	12,571,934
China Merchants Port Holdings Co. Ltd.	906,000	2,024,296
China Petroleum & Chemical Corp., Class H	14,250,000	9,916,129
China Ruyi Holdings Ltd.(a)	6,992,000	1,815,017
China Shenhua Energy Co. Ltd., Class H	1,194,500	6,848,653
China Tower Corp. Ltd., Class H(b)	3,271,164	4,654,623
China Yangtze Power Co. Ltd., Class A	1,078,000	4,090,695
CITIC Securities Co. Ltd., Class A	532,808	2,123,632
Contemporary Amperex Technology Co. Ltd., Class A	80,600	4,007,098
Fuyao Glass Industry Group Co. Ltd., Class H(b)	445,116	3,693,701
Hua Hong Semiconductor Ltd.(a)(b)	171,000	2,106,705
Huaneng Power International, Inc., Class H	3,104,000	2,389,826
Hygon Information Technology Co. Ltd., Class A	101,541	3,851,482
Industrial & Commercial Bank of China Ltd., Class H	12,392,000	10,191,896
Industrial Bank Co. Ltd., Class A	952,600	2,542,266
JD Logistics, Inc.(a)(b)	1,223,600	1,739,335
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	281,800	2,316,664
Kunlun Energy Co. Ltd.	2,868,000	3,074,340
Kweichow Moutai Co. Ltd., Class A	45,500	9,642,963
NAURA Technology Group Co. Ltd., Class A	31,600	2,169,513
Nongfu Spring Co. Ltd., Class H(b)	599,400	3,616,313
Security	Shares	Value
China (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	5,631,867	$4,600,539
PetroChina Co. Ltd., Class H	7,278,000	8,864,395
PICC Property & Casualty Co. Ltd., Class H	5,052,000	10,424,016
Pop Mart International Group Ltd.(b)	130,035	3,826,012
Postal Savings Bank of China Co. Ltd., Class H(b)	6,556,856	4,125,952
Shanghai Pudong Development Bank Co. Ltd., Class A	1,207,200	1,709,428
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	31,900	1,572,949
Tencent Holdings Ltd.	148,800	9,790,121
Tongcheng Travel Holdings Ltd.	751,600	1,979,975
Tsingtao Brewery Co. Ltd., Class H	266,000	1,799,615
Want Want China Holdings Ltd.	3,627,040	2,271,710
Wharf Holdings Ltd.(The)	785,000	2,598,806
Wuliangye Yibin Co. Ltd., Class A	169,200	2,563,642
Xiaomi Corp., Class B(a)(b)	1,053,600	4,659,979
Zhongji Innolight Co. Ltd., Class A	35,500	2,747,847
ZTO Express Cayman, Inc.	105,627	2,550,110
		222,566,938
Finland — 0.5%
Elisa OYJ	104,525	5,368,835
Nokia OYJ	912,416	7,002,809
Sampo OYJ, Class A	433,858	4,808,487
		17,180,131
France — 1.1%
Danone SA	25,277	2,173,796
Dassault Systemes SE	198,188	4,340,071
Getlink SE	207,057	4,495,678
Orange SA	1,374,968	29,620,313
		40,629,858
Germany — 1.0%
Deutsche Telekom AG, Registered	547,962	22,006,235
SAP SE	48,089	9,660,709
Scout24 SE(b)	56,047	4,763,670
		36,430,614
Greece — 0.1%
Hellenic Telecommunications Organization SA	117,761	2,446,144
Hong Kong — 1.3%
BOC Hong Kong Holdings Ltd.	1,100,000	6,291,729
CLP Holdings Ltd.	1,060,754	10,051,788
HKT Trust & HKT Ltd., Class SS	2,791,000	4,399,617
Hong Kong & China Gas Co. Ltd.	6,739,579	6,547,856
MTR Corp. Ltd.(c)	1,140,000	5,429,135
Power Assets Holdings Ltd.	829,500	6,723,196
Sino Land Co. Ltd.	2,106,000	3,432,803
Swire Pacific Ltd., Class A	197,500	2,121,535
		44,997,659
Hungary — 0.1%
OTP Bank Nyrt	31,925	3,936,110
India — 4.5%
Adani Enterprises Ltd.	94,163	2,240,831
Adani Power Ltd.(a)	2,140,964	3,303,141
Ambuja Cements Ltd.	298,932	1,642,893
Apollo Hospitals Enterprise Ltd.	35,247	3,035,708
Asian Paints Ltd.	265,080	6,936,699
Bharat Petroleum Corp. Ltd.	425,709	1,803,536
Bharti Airtel Ltd.	932,383	19,304,783
Cipla Ltd./India	116,771	1,734,046
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Divi's Laboratories Ltd.	24,590	$1,735,615
Eicher Motors Ltd.	48,684	4,289,927
Eternal Ltd.(a)	1,768,717	4,786,379
FSN E-Commerce Ventures Ltd.(a)	845,628	2,478,303
GMR Airports Ltd.(a)	1,740,792	1,928,759
HCL Technologies Ltd.	689,888	10,559,773
HDFC Bank Ltd.	307,672	3,007,494
Indian Hotels Co. Ltd. (The), Class A	620,133	4,553,805
Indian Oil Corp. Ltd.	1,404,600	2,895,124
Indus Towers Ltd.(a)	382,085	1,914,331
Infosys Ltd.	195,450	2,801,360
InterGlobe Aviation Ltd.(b)	39,263	2,089,101
Jio Financial Services Ltd.	1,375,726	3,868,372
JSW Steel Ltd.	244,927	3,411,369
LTIMindtree Ltd.(b)	55,170	2,714,465
Maruti Suzuki India Ltd.	39,966	6,533,418
MRF Ltd.	1,525	2,364,755
Nestle India Ltd.	178,163	2,531,635
Persistent Systems Ltd., NVS	76,777	4,006,736
PI Industries Ltd.	58,396	2,003,850
Pidilite Industries Ltd.	228,541	3,751,438
Shree Cement Ltd.	6,489	1,860,036
Sun Pharmaceutical Industries Ltd.	258,774	4,960,982
Tata Consultancy Services Ltd.	480,003	13,950,471
Tech Mahindra Ltd.	229,110	3,428,555
Titan Co. Ltd.	104,676	4,986,391
Torrent Pharmaceuticals Ltd.	85,027	4,055,592
Trent Ltd.	72,941	3,134,165
UltraTech Cement Ltd.	47,013	6,554,880
WAAREE Energies Ltd.	51,871	1,544,734
Wipro Ltd.	1,218,709	2,700,760
Wipro Ltd., ADR(c)	435,484	966,774
		162,370,986
Indonesia — 0.3%
Bank Central Asia Tbk PT	20,540,500	8,770,583
Dian Swastatika Sentosa Tbk PT(a)	608,500	2,864,650
		11,635,233
Ireland — 0.1%
Ryanair Holdings PLC	63,665	2,057,339
Israel — 0.7%
Bank Hapoalim BM	480,559	12,128,406
Check Point Software Technologies Ltd.(a)	53,976	8,208,130
Mizrahi Tefahot Bank Ltd.	46,590	3,490,637
		23,827,173
Japan — 10.3%
Aeon Co. Ltd.	115,200	1,640,035
ANA Holdings, Inc.	120,200	2,620,937
Astellas Pharma, Inc.	578,100	9,620,453
Canon, Inc.	636,600	19,239,207
Central Japan Railway Co.	567,600	16,753,073
Chubu Electric Power Co., Inc.	371,700	6,277,642
East Japan Railway Co.	708,200	17,492,887
FUJIFILM Holdings Corp.	338,000	6,950,635
Fujitsu Ltd.	581,400	12,961,096
Hankyu Hanshin Holdings, Inc.	138,500	4,039,750
Inpex Corp.	303,400	7,406,816
Japan Airlines Co. Ltd.	100,600	2,078,571
KDDI Corp.	2,035,600	34,966,533
Keyence Corp.	30,300	12,769,981
Kirin Holdings Co. Ltd.	211,100	3,664,214
Security	Shares	Value
Japan (continued)
Kyocera Corp.	943,200	$16,658,462
NEC Corp.	144,500	4,006,014
Nomura Research Institute Ltd.	276,690	7,591,312
NTT, Inc.	21,886,800	21,412,602
Obic Co. Ltd.	241,300	6,498,585
Oriental Land Co. Ltd./Japan	515,200	9,282,010
Osaka Gas Co. Ltd.	262,500	10,957,800
Otsuka Corp.	168,400	3,396,284
Otsuka Holdings Co. Ltd.	203,800	14,043,918
Pan Pacific International Holdings Corp.	768,200	5,133,818
Secom Co. Ltd.	292,900	11,363,756
Seibu Holdings, Inc.	60,100	1,784,133
Shimadzu Corp.	175,700	4,890,505
Shionogi & Co. Ltd.	379,100	8,951,418
SoftBank Corp.	21,076,000	28,827,805
Suntory Beverage & Food Ltd.	104,600	3,289,433
Takeda Pharmaceutical Co. Ltd.	538,100	20,139,577
TIS, Inc.	156,600	3,236,546
Toho Co. Ltd./Tokyo	395,000	3,958,473
Tokyo Gas Co. Ltd.	113,000	5,547,085
Tokyu Corp.	149,800	1,916,086
Tsuruha Holdings, Inc.	99,100	1,665,786
West Japan Railway Co.	293,600	6,315,807
Yokogawa Electric Corp.	168,000	6,701,013
		366,050,058
Kuwait — 0.2%
Kuwait Finance House KSCP	789,201	2,068,855
National Bank of Kuwait SAKP	1,708,712	5,247,729
		7,316,584
Malaysia — 0.4%
CELCOMDIGI Bhd	2,340,400	1,918,755
Hong Leong Bank Bhd	349,700	2,091,666
IHH Healthcare Bhd(c)	1,648,600	3,854,611
Malayan Banking Bhd	1,360,900	4,181,507
Petronas Gas Bhd	608,800	2,807,338
		14,853,877
Mexico — 0.1%
America Movil SAB de CV, Series B, Class B	4,084,276	5,309,891
Netherlands — 0.8%
ASML Holding NV	2,671	3,884,724
Koninklijke Ahold Delhaize NV, Class N	146,578	7,234,421
Koninklijke KPN NV	2,810,358	15,975,805
		27,094,950
New Zealand — 0.1%
Infratil Ltd.	553,899	3,723,760
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	121,529	5,307,171
Philippines — 0.1%
BDO Unibank, Inc.	1,090,939	2,594,420
International Container Terminal Services, Inc.	186,750	2,328,017
		4,922,437
Portugal — 0.1%
Jeronimo Martins SGPS SA	71,213	1,871,551
Qatar — 0.2%
Industries Qatar QSC	545,870	1,810,705
Qatar Fuel QSC	109,273	443,718
Qatar National Bank QPSC	868,237	4,597,565
		6,851,988
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 0.0%
PhosAgro PJSC(a)(d)	809	$8
PhosAgro PJSC, GDR(a)(d)	2	—
Polyus PJSC(a)(d)	535,230	7
		15
Saudi Arabia — 0.9%
Dr Sulaiman Al Habib Medical Services Group Co.	26,225	1,615,072
Elm Co.	17,927	3,056,075
SABIC Agri-Nutrients Co.	85,846	2,829,515
Saudi Arabian Oil Co.(b)	1,854,752	12,361,052
Saudi Telecom Co.	1,143,144	12,734,641
		32,596,355
Singapore — 1.1%
DBS Group Holdings Ltd.	177,440	7,992,818
Singapore Airlines Ltd.	335,700	1,903,839
Singapore Exchange Ltd.	157,900	2,267,542
Singapore Technologies Engineering Ltd.	570,600	4,490,002
Singapore Telecommunications Ltd.	5,466,500	21,748,796
		38,402,997
South Korea — 0.4%
Samsung Biologics Co. Ltd.(a)(b)	4,675	5,767,939
SK Hynix, Inc.	10,912	8,068,245
		13,836,184
Spain — 0.5%
Aena SME SA(b)	326,585	10,293,368
Cellnex Telecom SA(b)	55,921	2,125,318
Iberdrola SA	107,353	2,533,881
Indra Sistemas SA	57,988	4,284,525
		19,237,092
Sweden — 0.1%
Telia Co. AB	597,159	3,065,699
Switzerland — 1.9%
BKW AG	15,694	3,083,852
Chocoladefabriken Lindt & Spruengli AG, Registered	60	9,883,493
Nestle SA, Registered	42,353	4,627,506
Novartis AG, Registered	200,953	33,788,588
Swisscom AG, Registered	19,019	17,839,817
		69,223,256
Taiwan — 4.1%
Advantech Co. Ltd.	348,959	3,700,863
ASPEED Technology, Inc.	8,000	2,469,304
Catcher Technology Co. Ltd.	390,000	2,381,686
Chang Hwa Commercial Bank Ltd.	5,133,292	3,544,970
Chunghwa Telecom Co. Ltd.	2,792,000	12,015,285
Delta Electronics, Inc.	42,000	1,893,940
E.Sun Financial Holding Co. Ltd.	10,723,960	12,060,203
Far EasTone Telecommunications Co. Ltd.	1,303,000	3,829,376
First Financial Holding Co. Ltd.	8,518,010	8,120,141
Hua Nan Financial Holdings Co. Ltd.	6,714,193	8,153,823
Mega Financial Holding Co. Ltd.	4,043,905	5,202,261
Novatek Microelectronics Corp.	418,000	5,219,404
PharmaEssentia Corp.	148,507	3,429,941
Realtek Semiconductor Corp.	163,000	2,494,706
SinoPac Financial Holdings Co. Ltd.	3,710,696	3,914,262
Taiwan Business Bank	5,329,987	2,792,772
Taiwan Cooperative Financial Holding Co. Ltd.	8,148,155	6,220,233
Taiwan Mobile Co. Ltd.	1,289,000	4,430,737
Taiwan Semiconductor Manufacturing Co. Ltd.	574,000	35,816,545
Security	Shares	Value
Taiwan (continued)
United Microelectronics Corp.	8,310,000	$17,192,191
		144,882,643
Thailand — 0.4%
Advanced Info Service PCL, NVDR	683,500	8,352,168
Airports of Thailand PCL, NVDR	1,698,800	2,976,867
Bumrungrad Hospital PCL, NVDR	311,800	2,131,418
		13,460,453
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	561,295	4,116,746
United Arab Emirates — 0.5%
Emirates NBD Bank PJSC	842,486	7,569,197
Emirates Telecommunications Group Co. PJSC	1,381,434	7,627,307
Salik Co. PJSC	1,433,763	2,498,219
		17,694,723
United Kingdom — 0.5%
Compass Group PLC	88,857	2,721,110
Halma PLC	197,409	11,108,127
Sage Group PLC(The)	230,258	2,533,699
		16,362,936
United States — 57.7%
Abbott Laboratories	148,465	17,273,903
AbbVie, Inc.	65,613	15,227,465
Accenture PLC, Class A	44,818	9,354,413
Adobe, Inc.(a)	38,870	10,199,877
Allstate Corp.(The)	14,278	3,062,917
Alphabet, Inc., Class C, NVS	24,470	7,620,692
Altria Group, Inc.	29,580	2,042,203
Ameren Corp.	39,687	4,495,743
American Electric Power Co., Inc.	43,634	5,839,102
American Water Works Co., Inc.	86,681	11,791,216
Amgen, Inc.	30,462	11,824,130
Amphenol Corp., Class A	101,965	14,893,008
Aon PLC, Class A	30,454	10,216,403
Apple, Inc.	14,709	3,885,824
Arch Capital Group Ltd.(a)	165,429	16,567,714
AT&T, Inc.	1,193,412	33,427,471
Atmos Energy Corp.	68,909	12,871,512
Autodesk, Inc.(a)	62,624	15,397,363
AutoZone, Inc.(a)	4,832	18,146,963
Becton Dickinson & Co.	10,022	1,768,683
Berkshire Hathaway, Inc., Class B(a)	74,921	37,831,359
Boston Scientific Corp.(a)	53,981	4,148,440
Bristol-Myers Squibb Co.	54,550	3,402,283
Brown & Brown, Inc.	73,180	5,255,788
Cadence Design Systems, Inc.(a)	6,147	1,852,706
Cardinal Health, Inc.	49,226	11,284,076
Cboe Global Markets, Inc.	76,881	23,042,773
Cencora, Inc.	135,175	50,304,024
Centene Corp.(a)	104,735	4,700,507
CenterPoint Energy, Inc.	44,629	1,941,361
CF Industries Holdings, Inc.	95,778	9,533,742
CH Robinson Worldwide, Inc.	26,996	5,001,009
Cheniere Energy, Inc.	29,991	7,069,778
Chevron Corp.	15,039	2,808,684
Chubb Ltd.	100,049	34,102,702
Church & Dwight Co., Inc.	171,684	18,002,784
Cigna Group(The)	23,984	6,951,043
Cisco Systems, Inc.	611,921	48,623,243
CME Group, Inc.	71,623	22,883,548
CMS Energy Corp.	102,170	7,976,412
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Coca-Cola Co.(The)	328,614	$26,801,758
Cognizant Technology Solutions Corp., Class A	108,269	6,975,772
Colgate-Palmolive Co.	180,233	17,868,300
Consolidated Edison, Inc.	264,407	29,751,076
Corning, Inc.	34,844	5,239,841
Corteva, Inc.	67,408	5,400,729
Costco Wholesale Corp.	15,865	16,036,183
Coterra Energy, Inc.	59,874	1,831,546
Dollar General Corp.	47,371	7,401,245
Duke Energy Corp.	341,168	44,641,833
Edwards Lifesciences Corp.(a)	53,910	4,661,598
Electronic Arts, Inc.	87,862	17,622,481
Elevance Health, Inc.	42,178	13,496,960
Eli Lilly & Co.	5,471	5,755,437
Erie Indemnity Co., Class A, NVS	11,750	3,165,920
Exelon Corp.	38,223	1,890,892
Expand Energy Corp.	85,540	9,231,477
Exxon Mobil Corp.	210,715	32,134,037
F5, Inc.(a)	42,768	11,605,524
Fair Isaac Corp.(a)	4,097	5,774,148
First Solar, Inc.(a)	16,029	3,160,919
FirstEnergy Corp.	79,408	4,062,513
Fortinet, Inc.(a)	71,567	5,655,940
Gartner, Inc.(a)(c)	12,808	2,013,418
Gen Digital, Inc.	235,299	5,310,698
General Dynamics Corp.	20,728	7,400,932
General Mills, Inc.	209,021	9,454,020
Gilead Sciences, Inc.	138,013	20,557,036
GoDaddy, Inc., Class A(a)	99,274	8,652,722
HCA Healthcare, Inc.	12,529	6,636,611
Hershey Co.(The)	66,394	15,687,574
Hologic, Inc.(a)	94,953	7,155,658
Incyte Corp.(a)	122,550	12,410,638
International Business Machines Corp.	83,825	20,135,603
Intuit, Inc.	22,063	9,024,429
Jack Henry & Associates, Inc.	36,768	5,973,329
Johnson & Johnson	216,084	53,681,748
Keurig Dr Pepper, Inc.	349,695	10,588,765
Kroger Co.(The)	441,123	30,102,233
L3Harris Technologies, Inc.	8,711	3,175,508
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	131,179	12,014,685
Linde PLC	4,037	2,051,119
Lockheed Martin Corp.	19,476	12,816,766
Loews Corp.	128,214	14,106,104
Marsh & McLennan Companies, Inc.	103,283	19,287,067
Mastercard, Inc., Class A	11,755	6,079,804
McDonald's Corp.	111,764	38,118,230
McKesson Corp.	36,628	36,165,388
MercadoLibre, Inc.(a)	2,601	4,571,466
Merck & Co., Inc.	144,245	17,860,416
Microsoft Corp.	86,296	33,891,891
Mondelez International, Inc., Class A	331,429	20,409,398
Monster Beverage Corp.(a)	244,742	20,876,493
Motorola Solutions, Inc.	99,034	47,760,137
Netflix, Inc.(a)(c)	23,751	2,285,796
Neurocrine Biosciences, Inc.(a)	39,856	5,270,956
Newmont Corp.	32,052	4,166,760
Northrop Grumman Corp.	37,043	26,833,208
Nvidia Corp.	67,948	12,039,706
O'Reilly Automotive, Inc.(a)	246,009	23,095,325
Palo Alto Networks, Inc.(a)	42,708	6,360,075
Security	Shares	Value
United States (continued)
PepsiCo, Inc.	213,295	$36,204,693
PG&E Corp.	112,970	2,146,430
Philip Morris International, Inc.	28,215	5,271,408
PPL Corp.	139,855	5,451,548
Procter & Gamble Co.(The)	188,064	31,444,301
Progressive Corp.(The)	78,859	16,849,014
PTC, Inc.(a)	64,220	10,056,210
Qnity Electronics, Inc.	18,316	2,321,736
Quest Diagnostics, Inc.	31,002	6,569,634
Regeneron Pharmaceuticals, Inc.	7,463	5,833,603
Republic Services, Inc., Class A	159,048	36,421,992
Rollins, Inc.	149,213	9,085,580
Roper Technologies, Inc.	78,342	27,398,548
Royalty Pharma PLC, Class A	52,656	2,433,234
RTX Corp.	27,517	5,575,495
Salesforce, Inc.	54,168	10,551,385
ServiceNow, Inc.(a)	82,515	8,912,445
Southern Co.(The)	406,033	39,539,494
Sysco Corp.	34,311	3,127,791
TE Connectivity PLC, NVS	28,251	6,501,968
Teledyne Technologies, Inc.(a)	34,446	23,461,171
TJX Companies, Inc.(The)	168,817	27,290,956
T-Mobile U.S., Inc.	144,049	31,271,597
Travelers Companies, Inc.(The)	39,937	12,326,156
Tyler Technologies, Inc.(a)	31,637	11,221,328
Tyson Foods, Inc., Class A	183,437	11,921,571
Uber Technologies, Inc.(a)	41,017	3,093,502
United Therapeutics Corp.(a)	21,305	10,735,589
UnitedHealth Group, Inc.	13,231	3,880,255
Ventas, Inc.	33,212	2,861,546
VeriSign, Inc.	61,293	13,971,126
Verizon Communications, Inc.	602,759	30,222,336
Vertex Pharmaceuticals, Inc.(a)	37,495	18,628,641
Visa, Inc., Class A	58,713	18,796,380
W R Berkley Corp.	181,843	13,038,143
Walmart, Inc.	180,753	23,127,346
Waste Management, Inc.	158,243	38,111,244
WEC Energy Group, Inc.	228,860	26,767,466
Welltower, Inc.	56,553	11,713,257
Williams Companies, Inc.(The)	43,940	3,283,197
Willis Towers Watson PLC	23,185	7,075,366
Workday, Inc., Class A(a)	54,556	7,297,411
Xcel Energy, Inc.	53,442	4,454,925
Yum! Brands, Inc.	108,772	18,291,100
Zoom Communications, Inc., Class A(a)	103,600	7,660,184
		2,059,009,007
Total Common Stocks — 99.2% (Cost: $2,790,187,430)		3,542,421,740
Preferred Stocks
South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	124,828	12,537,659
Total Preferred Stocks — 0.3% (Cost: $5,364,414)		12,537,659
Total Long-Term Investments — 99.5% (Cost: $2,795,551,844)		3,554,959,399
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	10,407,060	$10,412,263
Total Short-Term Securities — 0.3% (Cost: $10,411,236)		10,412,263
Total Investments — 99.8% (Cost: $2,805,963,080)		3,565,371,662
Other Assets Less Liabilities — 0.2%		5,488,443
Net Assets — 100.0%		$3,570,860,105

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,924,831	$486,797 (a)	$—	$1,027	$(392)	$10,412,263	10,407,060	$42,680 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	5,340,000	—	(5,340,000)(a)	—	—	—	—	125,818	—
				$1,027	$(392)	$10,412,263		$168,498	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	20	03/20/26	$3,165	$59,316
MSCI Emerging Markets Index	21	03/20/26	1,684	40,678
S&P 500 E-Mini Index	17	03/20/26	5,856	(17,630)
2-Year U.S. Treasury Note	7	06/30/26	1,464	1,344
				$83,708
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$99,994	$—	$1,344	$—	$101,338
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$17,630	$—	$—	$—	$17,630

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$917,659	$—	$(2,506)	$—	$915,153
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(16,482)	$—	$(723)	$—	$(17,205)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$16,503,507
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,235,606,892	$1,306,814,833	$15	$3,542,421,740
Preferred Stocks	—	12,537,659	—	12,537,659
Short-Term Securities
Money Market Funds	10,412,263	—	—	10,412,263
	$2,246,019,155	$1,319,352,492	$15	$3,565,371,662
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,344	$—	$—	$1,344
Equity Contracts	99,994	—	—	99,994
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Min Vol Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(17,630)	$—	$—	$(17,630)
	$83,708	$—	$—	$83,708

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
20

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets Min Vol Factor ETF	iShares MSCI Global Min Vol Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,599,300,033	$3,398,422,864	$3,554,959,399
Investments, at value—affiliated(c)	29,779,762	33,580,107	10,412,263
Cash	84,570,808	55,156,979	7,391,324
Cash pledged for futures contracts	1,044,000	253,000	468,000
Foreign currency, at value(d)	28,079,568	35,504,300	1,337,084
Receivables:
Investments sold	299,972,238	220,650,902	173,410,048
Securities lending income—affiliated	48,360	25,702	5,213
Loans	45,750,000	30,340,000	—
Capital shares sold	9,914,826	—	—
Dividends—unaffiliated	9,135,071	7,867,907	5,305,990
Dividends—affiliated	74,866	59,798	11,638
Tax reclaims	242,882	—	2,770,829
Foreign withholding tax claims	190,133	—	—
Total assets	7,108,102,547	3,781,861,559	3,756,071,788
LIABILITIES
Bank borrowings	45,750,000	30,340,000	—
Collateral on securities loaned, at value	29,791,959	33,535,825	10,319,700
Payables:
Investments purchased	337,683,030	240,111,278	170,087,000
Deferred foreign capital gain tax	17,296,657	18,734,048	4,106,978
Foreign taxes	—	59,824	39,347
Interest expense	12,124	8,040	—
Investment advisory fees	1,231,817	649,648	533,951
IRS compliance fee for foreign withholding tax claims	—	—	83,021
Professional fees	15,951	—	11,438
Due to custodian	45,750,000	30,340,000	—
Variation margin on futures contracts	83,803	21,459	30,248
Total liabilities	477,615,341	353,800,122	185,211,683
Commitments and contingent liabilities
NET ASSETS	$6,630,487,206	$3,428,061,437	$3,570,860,105
NET ASSETS CONSIST OF
Paid-in capital	$5,215,803,276	$3,111,613,659	$2,844,167,563
Accumulated earnings	1,414,683,930	316,447,778	726,692,542
NET ASSETS	$6,630,487,206	$3,428,061,437	$3,570,860,105
NET ASSET VALUE
Shares outstanding	132,400,000	49,700,000	28,500,000
Net asset value	$50.08	$68.98	$125.29
Shares authorized	1.5 billion	800 million	500 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$4,123,155,673	$2,425,505,593	$2,795,551,844
(b) Securities loaned, at value	$28,214,442	$31,952,419	$10,202,189
(c) Investments, at cost—affiliated	$29,779,762	$33,576,541	$10,411,236
(d) Foreign currency, at cost	$28,090,700	$35,500,364	$1,294,367
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets Min Vol Factor ETF	iShares MSCI Global Min Vol Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$44,198,552	$39,292,311	$32,464,224
Dividends—affiliated	488,599	505,032	125,818
Interest—unaffiliated	77,042	20,672	34,052
Securities lending income—affiliated—net	644,120	178,261	42,680
Other income—unaffiliated	45,570	—	21,359
Foreign taxes withheld	(5,254,239)	(4,033,853)	(1,369,894)
Foreign withholding tax claims	—	—	196,128
IRS compliance fee for foreign withholding tax claims	—	—	(2,507)
Total investment income	40,199,644	35,962,423	31,511,860
EXPENSES
Investment advisory	7,087,692	4,963,273	3,306,692
Interest expense	42,702	21,761	11,343
Commitment costs	20,439	20,439	13,839
Professional	16,126	—	13,870
Total expenses	7,166,959	5,005,473	3,345,744
Net investment income	33,032,685	30,956,950	28,166,116
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	102,647,193	194,547,902	7,192,087
Investments—affiliated	(580)	2,493	1,027
Foreign currency transactions	(104,457)	(403,373)	(147,250)
Futures contracts	2,483,201	1,243,674	915,153
In-kind redemptions—unaffiliated(b)	9,310,609	114,971,004	16,904,109
	114,335,966	310,361,700	24,865,126
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,172,233,121	91,401,388	154,598,412
Investments—affiliated	(1,467)	44	(392)
Foreign currency translations	(21,561)	339,690	160,760
Futures contracts	151,693	117,400	(17,205)
	1,172,361,786	91,858,522	154,741,575
Net realized and unrealized gain	1,286,697,752	402,220,222	179,606,701
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,319,730,437	$433,177,172	$207,772,817
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(1,695,239)	$(5,826,457)	$(258,115)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$2,505,993	$8,458,710	$1,153,024
See notes to financial statements.
Statements of Operations
22

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EM ETF		iShares MSCI Emerging Markets Min Vol Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$33,032,685	$109,674,942	$30,956,950	$118,849,713
Net realized gain (loss)	114,335,966	(25,021,425)	310,361,700	165,555,602
Net change in unrealized appreciation (depreciation)	1,172,361,786	818,931,003	91,858,522	33,368,457
Net increase in net assets resulting from operations	1,319,730,437	903,584,520	433,177,172	317,773,772
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(92,357,829)(b)	(117,981,538)	(57,420,255)(b)	(149,027,467)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	310,295,105	(61,928,828)	(1,534,537,864)	(288,868,397)
NET ASSETS
Total increase (decrease) in net assets	1,537,667,713	723,674,154	(1,158,780,947)	(120,122,092)
Beginning of period	5,092,819,493	4,369,145,339	4,586,842,384	4,706,964,476
End of period	$6,630,487,206	$5,092,819,493	$3,428,061,437	$4,586,842,384

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Min Vol Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$28,166,116	$78,976,824
Net realized gain	24,865,126	498,382,921
Net change in unrealized appreciation (depreciation)	154,741,575	(323,968,124)
Net increase in net assets resulting from operations	207,772,817	253,391,621
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(36,194,000)(b)	(93,989,667)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	120,330,343	(1,338,538,202)
NET ASSETS
Total increase (decrease) in net assets	291,909,160	(1,179,136,248)
Beginning of period	3,278,950,945	4,458,087,193
End of period	$3,570,860,105	$3,278,950,945

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
24

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$40.48	$34.35	$31.35	$31.56	$43.35	$35.93
Net investment income(a)	0.26	0.86 (b)	0.78	0.78	0.83	0.75
Net realized and unrealized gain (loss)(c)	10.07	6.20	3.09	(0.23)	(11.51)	7.23
Net increase (decrease) from investment operations	10.33	7.06	3.87	0.55	(10.68)	7.98
Distributions from net investment income(d)	(0.73)(e)	(0.93)	(0.87)	(0.76)	(1.11)	(0.56)
Net asset value, end of period	$50.08	$40.48	$34.35	$31.35	$31.56	$43.35
Total Return(f)
Based on net asset value	25.84%(g)	20.90%(b)	12.61%	1.81%	(25.08)%	22.30%
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.25%	0.26%	0.26%	0.25%	0.25%
Net investment income	1.17%(i)	2.37%(b)	2.43%	2.53%	2.20%	1.76%
Supplemental Data
Net assets, end of period (000)	$6,630,487	$5,092,819	$4,369,145	$4,323,755	$4,251,525	$7,105,443
Portfolio turnover rate(j)	16%	35%	32%	38%	41%	41%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2025:
• Net investment per share by $0.00.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21(a)
Net asset value, beginning of period	$62.75	$60.35	$54.50	$54.86	$63.94	$55.97
Net investment income(b)	0.50	1.67	1.63	1.25	1.87	1.32 (c)
Net realized and unrealized gain (loss)(d)	6.70	2.85	5.91	(0.38)	(9.86)	8.12
Net increase (decrease) from investment operations	7.20	4.52	7.54	0.87	(7.99)	9.44
Distributions from net investment income(e)	(0.97)(f)	(2.12)	(1.69)	(1.23)	(1.09)	(1.47)
Net asset value, end of period	$68.98	$62.75	$60.35	$54.50	$54.86	$63.94
Total Return(g)
Based on net asset value	11.61%(h)	7.68%	14.15%	1.62%	(12.68)%	17.04%(c)
Ratios to Average Net Assets(i)
Total expenses	0.25%(j)	0.25%	0.26%	0.64%	0.69%	0.69%
Total expenses after fees waived	0.25%(j)	0.25%	0.26%	0.25%	0.25%	0.25%
Net investment income	1.56%(j)	2.77%	2.92%	2.32%	3.14%	2.15%(c)
Supplemental Data
Net assets, end of period (000)	$3,428,061	$4,586,842	$4,706,964	$4,496,514	$6,177,144	$3,874,514
Portfolio turnover rate(k)	12%	32%	23%	58%	26%	38%
(a) Consolidated Financial Highlights.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2021:
• Net investment income per share by $0.01.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Min Vol Factor ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$119.23	$113.73	$97.69	$95.04	$106.77	$93.16
Net investment income(a)	1.01 (b)	2.40 (b)	2.27	2.32	2.18	1.97
Net realized and unrealized gain (loss)(c)	6.35	5.91	16.24	2.40	(11.91)	13.38
Net increase (decrease) from investment operations	7.36	8.31	18.51	4.72	(9.73)	15.35
Distributions from net investment income(d)	(1.30)(e)	(2.81)	(2.47)	(2.07)	(2.00)	(1.74)
Net asset value, end of period	$125.29	$119.23	$113.73	$97.69	$95.04	$106.77
Total Return(f)
Based on net asset value	6.24%(b)(g)	7.45%(b)	19.32%	5.00%(b)	(9.21)%	16.63%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.30%	0.32%	0.32%
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.70%(b)(i)	2.10%(b)	2.23%	2.42%	2.13%	2.00%
Supplemental Data
Net assets, end of period (000)	$3,570,860	$3,278,951	$4,458,087	$4,718,543	$4,476,569	$5,306,261
Portfolio turnover rate(j)	11%	27%	25%	22%	23%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,
2026, for the years ended August 31, 2025 and August 31, 2023, respectively:
• Net investment income per share by $0.01 and $0.02.
• Total return by 0.01%, 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Aware MSCI EM	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Global Min Vol Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares ESG Aware MSCI EM ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware MSCI EM
Citigroup Global Markets Ltd.	$292,731	$(292,731)	$—	$—
Goldman Sachs & Co. LLC	164,295	(164,295)	—	—
Goldman Sachs International	2,323,289	(2,323,289)	—	—
J.P. Morgan Securities PLC	6,194,718	(6,194,718)	—	—
Morgan Stanley	19,227,640	(19,227,640)	—	—
State Street Bank & Trust Co.	11,769	(11,769)	—	—
	$28,214,442	$(28,214,442)	$—	$—
MSCI Emerging Markets Min Vol Factor
Citigroup Global Markets Ltd.	$490,368	$(490,368)	$—	$—
Goldman Sachs & Co. LLC	8,712,169	(8,712,169)	—	—
Goldman Sachs International	22,260,749	(22,260,749)	—	—
J.P. Morgan Securities PLC	489,133	(489,133)	—	—
	$31,952,419	$(31,952,419)	$—	$—
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Global Min Vol Factor
Barclays Bank PLC	$2,945,088	$(2,754,808)	$—	$190,280(b)
BofA Securities, Inc.	73,125	(73,125)	—	—
Citigroup Global Markets, Inc.	5,135,617	(5,135,617)	—	—
Goldman Sachs & Co. LLC	1,779,724	(1,779,724)	—	—
J.P. Morgan Securities PLC	171,617	(171,617)	—	—
Morgan Stanley	30,418	(30,418)	—	—
SG Americas Securities LLC	66,600	(66,600)	—	—
	$10,202,189	$(10,011,909)	$—	$190,280

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Aware MSCI EM	0.25%
MSCI Emerging Markets Min Vol Factor	0.25
MSCI Global Min Vol Factor	0.20
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Aware MSCI EM	$142,039
MSCI Emerging Markets Min Vol Factor	43,446
MSCI Global Min Vol Factor	11,222
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware MSCI EM	$81,898,741	$50,759,569	$1,985,499
MSCI Emerging Markets Min Vol Factor	37,489,451	9,036,743	(179,336)
MSCI Global Min Vol Factor	96,909,291	80,639,510	(4,356,707)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
ESG Aware MSCI EM	$1,131,323,606	$902,942,002
MSCI Emerging Markets Min Vol Factor	468,363,099	1,705,217,656
MSCI Global Min Vol Factor	444,229,229	374,806,986
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware MSCI EM	$35,376,091	$26,240,612
MSCI Emerging Markets Min Vol Factor	2,457,139	344,574,154
MSCI Global Min Vol Factor	121,641,505	60,097,264
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
ESG Aware MSCI EM	$(1,084,476,251)
MSCI Emerging Markets Min Vol Factor	(1,049,997,550)
MSCI Global Min Vol Factor	(45,313,721)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware MSCI EM	$4,221,480,069	$2,675,606,540	$(267,890,577)	$2,407,715,963
MSCI Emerging Markets Min Vol Factor	2,368,696,621	1,063,451,816	—	1,063,451,816
MSCI Global Min Vol Factor	2,822,068,485	916,283,513	(172,896,628)	743,386,885
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG Aware MSCI EM	$95,100,000	$1,556,354	4.91%
MSCI Emerging Markets Min Vol Factor	30,340,000	339,669	4.83
MSCI Global Min Vol Factor	1,600,000	17,680	5.09
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware MSCI EM
Shares sold	8,400,000	$389,504,405	3,300,000	$117,543,411
Shares redeemed	(1,800,000)	(79,209,300)	(4,700,000)	(179,472,239)
	6,600,000	$310,295,105	(1,400,000)	$(61,928,828)
MSCI Emerging Markets Min Vol Factor
Shares sold	500,000	$34,573,346	3,500,000	$214,393,808
Shares redeemed	(23,900,000)	(1,569,111,210)	(8,400,000)	(503,262,205)
	(23,400,000)	$(1,534,537,864)	(4,900,000)	$(288,868,397)
MSCI Global Min Vol Factor
Shares sold	1,600,000	$191,720,886	—	$349,284
Shares redeemed	(600,000)	(71,390,543)	(11,700,000)	(1,338,887,486)
	1,000,000	$120,330,343	(11,700,000)	$(1,338,538,202)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares ESG Aware MSCI EM ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of February 28, 2026, is $190,133 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form off foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares ESG Aware MSCI EM ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
The iShares MSCI Global Min Vol Factor ETF is, seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders,representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund ,has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement, of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
36

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
38

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Belgium ETF | EWK | NYSE Arca
• iShares MSCI France ETF | EWQ | NYSE Arca
• iShares MSCI Sweden ETF | EWD | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Belgium ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 6.1%
KBC Ancora	4,824	$428,599
KBC Group NV	9,240	1,251,401
		1,680,000
Beverages — 22.3%
Anheuser-Busch InBev SA/NV	76,032	6,182,557
Biotechnology — 13.6%
Argenx SE(a)	4,592	3,552,503
Galapagos NV(a)(b)	6,302	211,796
		3,764,299
Building Products — 0.7%
Recticel SA	14,503	196,919
Capital Markets — 0.8%
Gimv NV	4,187	231,549
Chemicals — 5.3%
Solvay SA	10,140	333,073
Syensqo SA	7,817	445,691
Tessenderlo Group SA	5,715	180,739
Umicore SA	23,808	507,394
		1,466,897
Construction & Engineering — 4.1%
Ackermans & van Haaren NV	2,486	852,469
Deme Group NV	1,259	292,350
		1,144,819
Consumer Staples Distribution & Retail — 0.8%
Colruyt Group NV	5,674	229,961
Distributors — 2.0%
D'ieteren Group	2,517	544,228
Diversified Telecommunication Services — 0.8%
Proximus SADP	26,964	222,547
Electric Utilities — 2.7%
Elia Group SA/NV, Class B	4,756	755,651
Electronic Equipment, Instruments & Components — 0.6%
Barco NV	12,919	165,482
Entertainment — 0.5%
Kinepolis Group NV	4,212	135,337
Financial Services — 5.1%
Groupe Bruxelles Lambert NV	8,491	851,988
Sofina SA	1,872	556,062
		1,408,050
Food Products — 2.2%
Lotus Bakeries NV(b)	48	596,984
Health Care Providers & Services — 1.0%
Fagron	10,440	280,788
Health Care REITs — 3.7%
Aedifica SA	5,687	526,745
Cofinimmo SA	4,674	511,438
		1,038,183
Industrial REITs — 3.5%
Montea NV	3,089	285,904
Security	Shares	Value
Industrial REITs (continued)
Warehouses De Pauw CVA	22,051	$677,341
		963,245
Insurance — 4.0%
Ageas SA/NV	14,975	1,111,544
Metals & Mining — 1.0%
Bekaert SA	5,578	287,885
Oil, Gas & Consumable Fuels — 1.1%
CMB Tech NV	21,520	315,254
Personal Care Products — 0.4%
Ontex Group NV(a)(b)	20,048	109,806
Pharmaceuticals — 11.3%
Financiere de Tubize SA	2,251	604,697
UCB SA	8,386	2,519,015
		3,123,712
Real Estate Management & Development — 1.0%
VGP NV	2,187	283,842
Residential REITs — 0.9%
Xior Student Housing NV	6,830	241,805
Retail REITs — 1.1%
Retail Estates NV	2,577	209,619
Vastned NV(a)	2,770	102,118
		311,737
Semiconductors & Semiconductor Equipment — 0.8%
Melexis NV	3,491	234,104
Specialized REITs — 0.7%
Shurgard Self Storage Ltd.	6,253	206,060
Trading Companies & Distributors — 0.9%
Azelis Group NV	24,758	246,511
Total Long-Term Investments — 99.0% (Cost: $27,808,181)		27,479,756
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	874,586	875,024
Total Short-Term Securities — 3.2% (Cost: $875,021)		875,024
Total Investments — 102.2% (Cost: $28,683,202)		28,354,780
Liabilities in Excess of Other Assets — (2.2)%		(608,587)
Net Assets — 100.0%		$27,746,193

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Belgium ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$766,275	$108,730 (a)	$—	$56	$(37)	$875,024	874,586	$2,566 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000)(a)	—	—	—	—	124	—
				$56	$(37)	$875,024		$2,690	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50	37	03/20/26	$269	$13,677
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$13,677	$—	$—	$—	$13,677

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$26,667	$—	$—	$—	$26,667
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$10,399	$—	$—	$—	$10,399
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$279,346
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$554,626	$26,925,130	$—	$27,479,756
Short-Term Securities
Money Market Funds	875,024	—	—	875,024
	$1,429,650	$26,925,130	$—	$28,354,780
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,677	$—	$—	$13,677

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 13.3%
Airbus SE	98,390	$21,365,673
Dassault Aviation SA	3,226	1,295,687
Safran SA	58,879	23,712,855
Thales SA	15,345	4,657,471
		51,031,686
Automobile Components — 1.1%
Cie Generale des Etablissements Michelin SCA	108,160	4,374,121
Automobiles — 0.3%
Renault SA	31,926	1,207,381
Banks — 8.5%
BNP Paribas SA	166,426	18,686,585
Credit Agricole SA	175,334	3,873,648
Societe Generale SA	114,285	9,904,006
		32,464,239
Beverages — 0.8%
Pernod Ricard SA	33,417	3,083,735
Building Products — 2.0%
Cie de Saint-Gobain SA	73,824	7,481,454
Capital Markets — 0.8%
Amundi SA(a)	10,311	983,596
Euronext NV(a)	12,877	2,127,496
		3,111,092
Chemicals — 5.3%
Air Liquide SA	95,935	20,172,753
Construction & Engineering — 4.6%
Bouygues SA	31,901	1,974,230
Eiffage SA	11,359	1,958,774
Vinci SA	81,999	13,610,693
		17,543,697
Consumer Staples Distribution & Retail — 0.5%
Carrefour SA	97,245	1,844,284
Diversified REITs — 0.2%
Covivio SA/France	9,267	679,251
Diversified Telecommunication Services — 1.7%
Orange SA	308,318	6,641,955
Electrical Equipment — 9.8%
Legrand SA	43,423	7,865,082
Schneider Electric SE	90,782	29,668,447
		37,533,529
Food Products — 2.4%
Danone SA	107,185	9,217,800
Ground Transportation — 0.2%
Ayvens SA(a)	58,407	741,433
Health Care Equipment & Supplies — 3.7%
BioMerieux	6,817	805,713
EssilorLuxottica SA	49,863	13,198,080
		14,003,793
Hotels, Restaurants & Leisure — 0.7%
Accor SA	31,090	1,804,624
Sodexo SA	14,574	797,737
		2,602,361
Security	Shares	Value
Insurance — 3.5%
AXA SA	276,900	$13,540,988
IT Services — 0.8%
Capgemini SE	25,347	3,203,273
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	19,606	1,579,856
Sartorius Stedim Biotech	4,806	1,038,588
		2,618,444
Machinery — 0.5%
Alstom SA(b)	57,200	1,902,866
Media — 0.9%
Publicis Groupe SA	37,898	3,374,630
Metals & Mining — 1.2%
ArcelorMittal SA	70,579	4,623,552
Multi-Utilities — 3.8%
Engie SA	302,428	10,331,872
Veolia Environnement SA	104,393	4,420,701
		14,752,573
Office REITs — 0.2%
Gecina SA	7,561	698,053
Oil, Gas & Consumable Fuels — 7.0%
Bollore SE	117,379	685,663
TotalEnergies SE	328,832	26,339,971
		27,025,634
Personal Care Products — 4.9%
L'Oreal SA	39,773	18,635,484
Pharmaceuticals — 5.0%
Ipsen SA	6,227	1,215,526
Sanofi SA	181,734	17,773,822
		18,989,348
Professional Services — 0.5%
Bureau Veritas SA	56,174	1,952,130
Retail REITs — 1.0%
Klepierre SA	35,624	1,499,184
Unibail-Rodamco-Westfield, New	20,173	2,527,428
		4,026,612
Semiconductors & Semiconductor Equipment — 1.0%
STMicroelectronics NV	112,111	3,740,590
Software — 0.6%
Dassault Systemes SE	111,060	2,432,076
Textiles, Apparel & Luxury Goods — 11.2%
Hermes International SCA	5,244	12,603,762
Kering SA	12,326	4,133,383
LVMH Moet Hennessy Louis Vuitton SE	41,204	26,330,193
		43,067,338
Trading Companies & Distributors — 0.4%
Rexel SA	36,723	1,590,396
Transportation Infrastructure — 0.5%
Aeroports de Paris SA	5,723	798,553
Getlink SE	49,749	1,080,164
		1,878,717
Total Long-Term Investments — 99.6% (Cost: $343,228,942)		381,787,268
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	180,000	$180,000
Total Short-Term Securities — 0.1% (Cost: $180,000)		180,000
Total Investments — 99.7% (Cost: $343,408,942)		381,967,268
Other Assets Less Liabilities — 0.3%		1,327,238
Net Assets — 100.0%		$383,294,506

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$140,000	$40,000 (a)	$—	$—	$—	$180,000	180,000	$2,149	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	14	03/20/26	$1,420	$24,594
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$24,594	$—	$—	$—	$24,594

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI France ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$129,311	$—	$—	$—	$129,311
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$26,550	$—	$—	$—	$26,550
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,417,419
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$741,433	$381,045,835	$—	$381,787,268
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$921,433	$381,045,835	$—	$381,967,268
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$24,594	$—	$24,594

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Sweden ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Saab AB, Class B	132,864	$9,701,330
Banks — 10.1%
Skandinaviska Enskilda Banken AB, Class A	627,229	13,335,627
Svenska Handelsbanken AB, Class A	604,925	9,671,111
Swedbank AB, Class A	351,752	13,511,874
		36,518,612
Biotechnology — 1.0%
Swedish Orphan Biovitrum AB(a)	82,122	3,588,443
Building Products — 5.0%
Assa Abloy AB, Class B	361,573	15,390,396
Nibe Industrier AB, Class B	635,617	2,597,177
		17,987,573
Capital Markets — 1.7%
EQT AB	205,219	6,325,097
Commercial Services & Supplies — 1.4%
Securitas AB, Class B	205,603	3,658,834
Verisure PLC(a)	110,453	1,232,679
		4,891,513
Communications Equipment — 3.7%
Telefonaktiebolaget LM Ericsson, Class B	1,159,550	13,404,376
Construction & Engineering — 1.2%
Skanska AB, Class B	141,972	4,352,416
Diversified Telecommunication Services — 1.4%
Telia Co. AB	982,869	5,045,859
Electronic Equipment, Instruments & Components — 2.7%
Hexagon AB, Class B	861,233	9,797,586
Entertainment — 9.2%
Spotify Technology SA(a)	64,760	33,347,514
Financial Services — 11.1%
Industrivarden AB, Class A	48,904	2,775,540
Industrivarden AB, Class C	65,276	3,685,729
Investor AB, Class B	754,547	31,473,324
L E Lundbergforetagen AB, Class B	32,108	2,101,951
		40,036,544
Hotels, Restaurants & Leisure — 0.9%
Evolution AB(b)	55,619	3,349,954
Household Products — 2.2%
Essity AB, Class B	250,376	7,953,063
Industrial Conglomerates — 1.4%
Investment AB Latour, Class B	62,938	1,600,191
Lifco AB, Class B	97,504	3,459,527
		5,059,718
Machinery — 30.8%
Alfa Laval AB	120,211	7,095,042
Security	Shares	Value
Machinery (continued)
Atlas Copco AB, Class A	1,112,434	$23,933,179
Atlas Copco AB, Class B	646,788	12,125,103
Epiroc AB, Class A	273,608	8,219,321
Epiroc AB, Class B	162,793	4,232,604
Indutrade AB	114,588	2,970,889
Sandvik AB	441,632	19,463,250
SKF AB, Class B	142,397	4,070,375
Trelleborg AB, Class B	84,744	3,714,690
Volvo AB, Class B	658,066	25,604,292
		111,428,745
Metals & Mining — 2.6%
Boliden AB(a)	117,967	9,350,974
Paper & Forest Products — 1.3%
Holmen AB, Class B	30,163	1,187,309
Svenska Cellulosa AB SCA, Class B	254,479	3,454,766
		4,642,075
Real Estate Management & Development — 1.2%
Fastighets AB Balder, Class B(a)	302,537	2,273,357
Sagax AB, Class B	93,048	1,969,432
		4,242,789
Specialty Retail — 1.2%
H & M Hennes & Mauritz AB, Class B	205,857	4,388,822
Trading Companies & Distributors — 1.8%
AddTech AB, Class B	108,563	4,012,919
Beijer Ref AB, Class B	171,784	2,680,229
		6,693,148
Wireless Telecommunication Services — 1.3%
Tele2 AB, Class B	228,108	4,814,027
Total Long-Term Investments — 95.9% (Cost: $299,700,047)		346,920,178
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	110,000	110,000
Total Short-Term Securities — 0.0% (Cost: $110,000)		110,000
Total Investments — 95.9% (Cost: $299,810,047)		347,030,178
Other Assets Less Liabilities — 4.1%		14,711,885
Net Assets — 100.0%		$361,742,063

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Sweden ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$220,000	$—	$(110,000)(a)	$—	$—	$110,000	110,000	$2,954 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Stockholm 30 Index	417	03/20/26	$14,866	$291,597
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	4,399,726	USD	473,802	Standard Chartered Bank	03/20/26	$13,998
SEK	3,666,582	USD	406,705	Standard Chartered Bank	03/20/26	(188)
USD	2,198,225	EUR	1,880,122	Standard Chartered Bank	03/20/26	(25,149)
						(25,337)
						$(11,339)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$291,597	$—	$—	$—	$291,597
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$13,998	$—	$—	$13,998
	$—	$—	$291,597	$13,998	$—	$—	$305,595
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$25,337	$—	$—	$25,337

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Sweden ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,678,864	$—	$—	$—	$2,678,864
Forward foreign currency exchange contracts	—	—	—	19,247	—	—	19,247
	$—	$—	$2,678,864	$19,247	$—	$—	$2,698,111
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$152,886	$—	$—	$—	$152,886
Forward foreign currency exchange contracts	—	—	—	(30)	—	—	(30)
	$—	$—	$152,886	$(30)	$—	$—	$152,856
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,557,171
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,205,635
Average amounts sold — in USD	$673,928
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$76,855	$—
Forward foreign currency exchange contracts	13,998	25,337
Total derivative assets and liabilities in the Statement of Assets and Liabilities	90,853	25,337
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(76,855)	—
Total derivative assets and liabilities subject to an MNA	$13,998	$25,337
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Standard Chartered Bank	$13,998	$(13,998)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Standard Chartered Bank	$25,337	$(13,998)	$—	$—	$11,339

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Sweden ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$34,580,193	$312,339,985	$—	$346,920,178
Short-Term Securities
Money Market Funds	110,000	—	—	110,000
	$34,690,193	$312,339,985	$—	$347,030,178
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$13,998	$—	$13,998
Equity Contracts	—	291,597	—	291,597
Liabilities
Foreign Currency Exchange Contracts	—	(25,337)	—	(25,337)
	$—	$280,258	$—	$280,258

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Sweden ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$27,479,756	$381,787,268	$346,920,178
Investments, at value—affiliated(c)	875,024	180,000	110,000
Cash	8,872	3,804	4,691
Foreign currency collateral pledged for futures contracts(d)	18,906	101,618	1,271,656
Foreign currency, at value(e)	35,475	358,928	1,220,049
Receivables:
Investments sold	124,865	2,732,990	2,276,120
Securities lending income—affiliated	656	—	—
Dividends—unaffiliated	1,257	10,501	46,196
Dividends—affiliated	22	309	486
Tax reclaims	213,886	981,955	1,099,690
Variation margin on futures contracts	—	—	76,855
Foreign withholding tax claims	—	—	12,495,929
Unrealized appreciation on forward foreign currency exchange contracts	—	—	13,998
Total assets	28,758,719	386,157,373	365,535,848
LIABILITIES
Collateral on securities loaned, at value	874,931	—	—
Payables:
Investments purchased	126,899	2,699,294	2,391,612
Investment advisory fees	9,997	145,687	127,909
Professional fees	—	9,500	1,248,927
Variation margin on futures contracts	699	8,386	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	25,337
Total liabilities	1,012,526	2,862,867	3,793,785
Commitments and contingent liabilities
NET ASSETS	$27,746,193	$383,294,506	$361,742,063
NET ASSETS CONSIST OF
Paid-in capital	$47,452,962	$446,146,400	$406,418,854
Accumulated loss	(19,706,769)	(62,851,894)	(44,676,791)
NET ASSETS	$27,746,193	$383,294,506	$361,742,063
NET ASSET VALUE
Shares outstanding	1,040,000	8,000,000	6,600,000
Net asset value	$26.68	$47.91	$54.81
Shares authorized	136.2 million	340.2 million	100 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$27,808,181	$343,228,942	$299,700,047
(b) Securities loaned, at value	$832,785	$—	$—
(c) Investments, at cost—affiliated	$875,021	$180,000	$110,000
(d) Foreign currency collateral pledged, at cost	$18,862	$106,400	$1,273,057
(e) Foreign currency, at cost	$35,406	$350,504	$1,020,479
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Sweden ETF
INVESTMENT INCOME
Dividends—unaffiliated	$82,050	$2,179,085	$1,190,864
Dividends—affiliated	124	2,149	2,950
Interest—unaffiliated	210	936	518
Securities lending income—affiliated—net	2,566	—	4
Foreign taxes withheld	(15,863)	(18,656)	—
Total investment income	69,087	2,163,514	1,194,336
EXPENSES
Investment advisory	63,104	951,015	772,378
Commitment costs	125	1,882	1,493
Professional	—	—	8,601
Interest expense	—	—	13
Total expenses	63,229	952,897	782,485
Net investment income	5,858	1,210,617	411,851
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(397,029)	(5,560,958)	(1,334,323)
Investments—affiliated	56	—	—
Forward foreign currency exchange contracts	—	—	19,247
Foreign currency transactions	1,714	7,684	59,099
Futures contracts	26,667	129,311	2,678,864
In-kind redemptions—unaffiliated(a)	2,977,494	13,360,857	10,410,507
	2,608,902	7,936,894	11,833,394
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	852,628	38,211,143	44,212,189
Investments—affiliated	(37)	—	—
Forward foreign currency exchange contracts	—	—	(30)
Foreign currency translations	1,744	9,890	559,793
Futures contracts	10,399	26,550	152,886
	864,734	38,247,583	44,924,838
Net realized and unrealized gain	3,473,636	46,184,477	56,758,232
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,479,494	$47,395,094	$57,170,083
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
14

Statements of Changes in Net Assets

	iShares MSCI Belgium ETF		iShares MSCI France ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,858	$479,207	$1,210,617	$11,281,916
Net realized gain	2,608,902	159,643	7,936,894	15,464,940
Net change in unrealized appreciation (depreciation)	864,734	3,384,605	38,247,583	(4,674,148)
Net increase in net assets resulting from operations	3,479,494	4,023,455	47,395,094	22,072,708
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(205,468)(b)	(518,220)	(1,870,264)(b)	(13,075,296)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,605,103)	17,463,699	(45,920,233)	(295,220,938)
NET ASSETS
Total increase (decrease) in net assets	(9,331,077)	20,968,934	(395,403)	(286,223,526)
Beginning of period	37,077,270	16,108,336	383,689,909	669,913,435
End of period	$27,746,193	$37,077,270	$383,294,506	$383,689,909

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$411,851	$8,699,994
Net realized gain (loss)	11,833,394	(31,761)
Net change in unrealized appreciation (depreciation)	44,924,838	27,749,041
Net increase in net assets resulting from operations	57,170,083	36,417,274
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,697,386)(b)	(8,184,726)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(11,781,098)	(15,234,838)
NET ASSETS
Total increase in net assets	41,691,599	12,997,710
Beginning of period	320,050,464	307,052,754
End of period	$361,742,063	$320,050,464

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
16

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$23.17	$20.14	$18.16	$15.93	$22.28	$17.76
Net investment income(a)	0.01	0.50	0.38	0.41	0.44	0.31
Net realized and unrealized gain (loss)(b)	3.66	3.02	2.03	2.15	(5.80)	4.64
Net increase (decrease) from investment operations	3.67	3.52	2.41	2.56	(5.36)	4.95
Distributions(c)
From net investment income	(0.16)(d)	(0.49)	(0.43)	(0.15)	(0.99)	(0.43)
Return of capital	—	—	—	(0.18)	—	—
Total distributions	(0.16)	(0.49)	(0.43)	(0.33)	(0.99)	(0.43)
Net asset value, end of period	$26.68	$23.17	$20.14	$18.16	$15.93	$22.28
Total Return(e)
Based on net asset value	15.89%(f)	17.89%	13.43%	16.16%	(24.77)%	27.96%(g)
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.49%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.05%(i)	2.38%	2.07%	2.28%	2.22%	1.52%
Supplemental Data
Net assets, end of period (000)	$27,746	$37,077	$16,108	$20,343	$17,845	$41,002
Portfolio turnover rate(j)	5%	17%	18%	12%	7%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from a settlement of litigation, which impacted the Fund' total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.73%.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$42.63	$39.88	$37.57	$29.48	$38.85	$29.30
Net investment income(a)	0.14	0.91	0.90 (b)	1.01 (b)	1.27 (b)	0.72 (b)
Net realized and unrealized gain (loss)(c)	5.37	3.07	2.58	8.02	(8.65)	9.43
Net increase (decrease) from investment operations	5.51	3.98	3.48	9.03	(7.38)	10.15
Distributions from net investment income(d)	(0.23)(e)	(1.23)	(1.17)	(0.94)	(1.99)	(0.60)
Net asset value, end of period	$47.91	$42.63	$39.88	$37.57	$29.48	$38.85
Total Return(f)
Based on net asset value	12.96%(g)	10.15%	9.30%(b)	30.82%(b)	(19.71)%(b)	34.74%(b)
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.51%	0.50%	0.53%	0.76%	0.60%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	N/A	0.50%	0.50%	0.50%	0.50%
Net investment income	0.62%(i)	2.31%	2.34%(b)	2.88%(b)	3.62%(b)	2.13%(b)
Supplemental Data
Net assets, end of period (000)	$383,295	$383,690	$669,913	$939,353	$790,162	$761,536
Portfolio turnover rate(j)	2%	4%	4%	3%	9%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2024,
August 31, 2023, August 31, 2022  and August 31, 2021, respectively:
• Net investment income per share by $0.01, $0.07, $0.58 and $0.30.
• Total return by 0.07%, 0.27%,1.24% and 1.25%.
• Ratio of net investment income to average net assets by 0.01%, 0.21%,1.66% and 0.89%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$46.38	$42.21	$33.32	$30.10	$47.87	$35.73
Net investment income(a)	0.06	1.09 (b)	0.84 (b)	0.79 (b)	1.46	0.99
Net realized and unrealized gain (loss)(c)	8.97	4.09	9.66	2.63	(16.83)	12.57
Net increase (decrease) from investment operations	9.03	5.18	10.50	3.42	(15.37)	13.56
Distributions from net investment income(d)	(0.60)(e)	(1.01)	(1.61)	(0.20)	(2.40)	(1.42)
Net asset value, end of period	$54.81	$46.38	$42.21	$33.32	$30.10	$47.87
Total Return(f)
Based on net asset value	19.64%(g)	12.37%(b)	31.89%(b)	11.35%(b)	(33.28)%	38.09%
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.51%	0.54%	0.54%	0.54%	0.54%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.26%(i)	2.56%(b)	2.23%(b)	2.37%(b)	3.67%	2.27%
Supplemental Data
Net assets, end of period (000)	$361,742	$320,050	$307,053	$314,889	$408,555	$653,396
Portfolio turnover rate(j)	3%	20%	16%	13%	18%	11%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025,
August 31, 2024 and August 31, 2023 respectively:
• Net investment income per share by $0.05, $0.13 and $0.11.
• Total return by 0.14%, 0.46% and 0.36%.
• Ratio of net investment income to average net assets by 0.11%, 0.34% and 0.32%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Sweden	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Belgium
BofA Securities, Inc.	$176,844	$(176,844)	$—	$—
HSBC Bank PLC	6,945	(6,945)	—	—
Morgan Stanley	547,236	(547,236)	—	—
UBS AG	101,760	(101,760)	—	—
	$832,785	$(832,785)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Belgium	$649
MSCI Sweden	1
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Belgium	$235,474	$853,899	$(93,278)
MSCI France	3,378,191	2,146,613	(2,684,693)
MSCI Sweden	916,571	3,175,215	(611,559)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Belgium	$1,295,080	$1,552,217
MSCI France	6,255,864	7,017,760
MSCI Sweden	10,074,031	11,443,001
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Belgium	$13,454,715	$25,923,741
MSCI France	26,918,484	72,610,441
MSCI Sweden	54,764,500	66,059,886
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Belgium	$(21,565,362)
MSCI France	(106,616,643)
MSCI Sweden	(99,861,151)
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Belgium	$29,136,612	$2,120,980	$(2,889,135)	$(768,155)
MSCI France	346,060,468	74,365,692	(38,434,298)	35,931,394
MSCI Sweden	303,421,133	65,592,214	(21,702,911)	43,889,303
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Belgium
Shares sold	560,000	$13,695,048	1,520,000	$32,175,717
Shares redeemed	(1,120,000)	(26,300,151)	(720,000)	(14,712,018)
	(560,000)	$(12,605,103)	800,000	$17,463,699
MSCI France
Shares sold	600,000	$27,034,407	1,000,000	$42,438,484
Shares redeemed	(1,600,000)	(72,954,640)	(8,800,000)	(337,659,422)
	(1,000,000)	$(45,920,233)	(7,800,000)	$(295,220,938)
MSCI Sweden
Shares sold	1,125,000	$57,426,480	5,400,000	$226,106,210
Shares redeemed	(1,425,000)	(69,207,578)	(5,775,000)	(241,341,048)
	(300,000)	$(11,781,098)	(375,000)	$(15,234,838)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund's evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of  February 28, 2026, is $11,247,002 or $1.70 per share.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
EUR	Euro
SEK	Swedish Krona
USD	United States Dollar
29
2026 iShares Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Germany ETF | EWG | NYSE Arca
• iShares MSCI Spain ETF | EWP | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.8%
Hensoldt AG	55,390	$4,859,070
MTU Aero Engines AG	46,898	20,214,771
Rheinmetall AG	40,047	79,219,916
		104,293,757
Air Freight & Logistics — 2.6%
Deutsche Post AG, Registered	800,899	47,161,039
Automobile Components — 0.5%
Continental AG	95,562	8,234,956
Automobiles — 3.9%
Bayerische Motoren Werke AG	244,246	25,597,818
Mercedes-Benz Group AG	628,687	43,497,987
		69,095,805
Banks — 1.4%
Commerzbank AG	638,000	25,883,419
Capital Markets — 5.6%
Deutsche Bank AG, Registered	1,580,079	56,018,766
Deutsche Boerse AG	163,923	44,798,993
		100,817,759
Chemicals — 3.3%
BASF SE	776,979	44,505,469
Evonik Industries AG	221,132	3,844,861
Symrise AG, Class A	115,933	10,590,425
		58,940,755
Construction & Engineering — 0.4%
HOCHTIEF AG	13,521	6,522,008
Construction Materials — 1.4%
Heidelberg Materials AG	116,499	25,955,094
Diversified Telecommunication Services — 7.2%
Deutsche Telekom AG, Registered	3,202,634	128,618,252
Electrical Equipment — 7.3%
Siemens Energy AG(a)	674,666	130,667,703
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	54,270	4,394,789
Health Care Equipment & Supplies — 0.8%
Siemens Healthineers AG(b)	294,592	14,611,640
Health Care Providers & Services — 1.7%
Fresenius Medical Care AG	190,823	8,888,536
Fresenius SE & Co. KGaA	368,011	22,060,985
		30,949,521
Hotels, Restaurants & Leisure — 0.2%
Delivery Hero SE, Class A(a)(b)	170,420	3,919,641
Household Products — 0.5%
Henkel AG & Co. KGaA	90,227	8,171,672
Independent Power and Renewable Electricity Producers — 2.0%
RWE AG	550,414	35,407,397
Industrial Conglomerates — 10.7%
Siemens AG, Registered	661,613	191,301,320
Insurance — 13.7%
Allianz SE, Registered	331,171	148,721,349
Hannover Rueck SE	52,492	15,906,239
Security	Shares	Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	113,732	$74,224,123
Talanx AG(a)	56,029	7,047,354
		245,899,065
Interactive Media & Services — 0.3%
Scout24 SE(b)	65,215	5,542,897
Life Sciences Tools & Services — 0.5%
QIAGEN NV	180,028	8,950,850
Machinery — 2.3%
Daimler Truck Holding AG	399,893	20,176,251
GEA Group AG	127,135	9,857,238
Knorr-Bremse AG	62,881	8,230,259
Rational AG	4,479	3,881,991
		42,145,739
Multi-Utilities — 2.5%
E.ON SE	1,954,474	45,449,124
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered	519,517	5,549,193
Personal Care Products — 0.6%
Beiersdorf AG	84,702	10,714,451
Pharmaceuticals — 3.3%
Bayer AG, Registered	855,242	42,318,077
Merck KGaA	112,511	17,047,190
		59,365,267
Real Estate Management & Development — 1.6%
LEG Immobilien SE	65,849	5,508,749
Vonovia SE	664,568	22,533,837
		28,042,586
Semiconductors & Semiconductor Equipment — 3.4%
Infineon Technologies AG	1,136,860	61,270,872
Software — 10.4%
Nemetschek SE	50,597	4,030,943
SAP SE	909,046	182,620,334
		186,651,277
Specialty Retail — 0.3%
Zalando SE(a)(b)	195,860	4,761,302
Textiles, Apparel & Luxury Goods — 1.5%
adidas AG	148,863	27,619,300
Trading Companies & Distributors — 0.4%
Brenntag SE	106,718	6,563,725
Total Common Stocks — 96.6% (Cost: $1,786,368,108)		1,733,472,175
Preferred Stocks
Automobiles — 2.0%
Bayerische Motoren Werke AG, Preference Shares, NVS	47,710	4,979,005
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	99,440	4,847,863
Porsche Automobil Holding SE, Preference Shares, NVS	133,182	5,631,216
Volkswagen AG, Preference Shares, NVS	179,681	21,364,186
		36,822,270
Household Products — 0.8%
Henkel AG & Co. KGaA, Preference Shares, NVS	139,589	13,692,080
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Sartorius AG, Preference Shares, NVS	22,786	$6,449,605
Total Preferred Stocks — 3.2% (Cost: $85,196,233)		56,963,955
Total Long-Term Investments — 99.8% (Cost: $1,871,564,341)		1,790,436,130
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	4,961,133	4,963,614
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	570,000	570,000
Total Short-Term Securities — 0.3% (Cost: $5,533,595)		5,533,614
Total Investments — 100.1% (Cost: $1,877,097,936)		1,795,969,744
Liabilities in Excess of Other Assets — (0.1)%		(2,049,178)
Net Assets — 100.0%		$1,793,920,566

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,727,254	$2,236,720 (a)	$—	$(314)	$(46)	$4,963,614	4,961,133	$14,214 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000,000	—	(430,000)(a)	—	—	570,000	570,000	10,416	—
				$(314)	$(46)	$5,533,614		$24,630	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	3	03/20/26	$2,246	$71,197
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$71,197	$—	$—	$—	$71,197

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$372,802	$—	$—	$—	$372,802
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$32,103	$—	$—	$—	$32,103
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,044,399
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$45,449,124	$1,688,023,051	$—	$1,733,472,175
Preferred Stocks	—	56,963,955	—	56,963,955
Short-Term Securities
Money Market Funds	5,533,614	—	—	5,533,614
	$50,982,738	$1,744,987,006	$—	$1,795,969,744
Derivative Financial Instruments(a)
Assets
Equity Contracts	$71,197	$—	$—	$71,197

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Spain ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 40.2%
Banco Bilbao Vizcaya Argentaria SA	9,822,321	$227,500,674
Banco de Sabadell SA	17,483,583	65,826,183
Banco Santander SA	27,271,948	343,955,557
Bankinter SA	2,521,821	41,845,449
CaixaBank SA	6,868,754	84,659,254
		763,787,117
Biotechnology — 1.6%
Grifols SA	2,356,427	29,563,679
Construction & Engineering — 8.6%
ACS Actividades de Construccion y Servicios SA	594,880	76,760,240
Ferrovial SE	1,145,041	85,338,463
		162,098,703
Diversified Telecommunication Services — 6.0%
Cellnex Telecom SA(a)	1,582,832	60,156,666
Telefonica SA	11,800,563	53,552,255
		113,708,921
Electric Utilities — 21.0%
Acciona SA	158,531	46,008,453
Endesa SA	1,299,823	53,027,842
Iberdrola SA	11,453,150	270,331,664
Redeia Corp. SA	1,595,965	29,663,515
		399,031,474
Gas Utilities — 1.8%
Naturgy Energy Group SA	1,085,988	33,799,582
Hotels, Restaurants & Leisure — 4.0%
Amadeus IT Group SA	1,214,619	75,126,557
Insurance — 1.2%
Mapfre SA	4,968,310	23,093,134
IT Services — 1.4%
Indra Sistemas SA	369,554	27,305,021
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	3,697,936	$83,686,401
Passenger Airlines — 1.7%
International Consolidated Airlines Group SA, Class DI	5,724,119	32,372,754
Specialty Retail — 4.4%
Industria de Diseno Textil SA	1,237,787	82,656,174
Transportation Infrastructure — 3.7%
Aena SME SA(a)	2,248,453	70,867,170
Total Long-Term Investments — 100.0% (Cost: $1,234,802,263)		1,897,096,687
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	600,000	600,000
Total Short-Term Securities — 0.0% (Cost: $600,000)		600,000
Total Investments — 100.0% (Cost: $1,235,402,263)		1,897,696,687
Other Assets Less Liabilities — 0.0%		383,217
Net Assets — 100.0%		$1,898,079,904

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(40)(b)	$40	$—	$—	—	$131 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	170,000 (b)	—	—	—	600,000	600,000	17,166	—
				$40	$—	$600,000		$17,297	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	17	03/20/26	$3,679	$27,786
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Redeia Corp. SA	BNP Paribas	$2,025,508	08/16/27	0.26%	1D ESTR	Monthly	$(34,180)
Redeia Corp. SA	Merrill Lynch International	1,108,473	02/15/28	0.45%	1D ESTR	Monthly	(18,706)
Total long positions of equity swaps							(52,886)
Net dividends and financing fees							22,427
Total equity swap contracts including dividends and financing fees							$(30,459)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$22,427	$(52,886)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$27,786	$—	$—	$—	$27,786
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$22,427	$—	$—	$—	$22,427
	$—	$—	$50,213	$—	$—	$—	$50,213
Liabilities—Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$52,886	$—	$—	$—	$52,886

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Spain ETF

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,092,901	$—	$—	$—	$1,092,901
Swaps	—	—	(532,151)	—	—	—	(532,151)
	$—	$—	$560,750	$—	$—	$—	$560,750
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$25,824	$—	$—	$—	$25,824
Swaps	—	—	(68,367)	—	—	—	(68,367)
	$—	$—	$(42,543)	$—	$—	$—	$(42,543)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,788,703
Equity swaps:
Average notional value — long	$7,982,264
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$52,548
Swaps - OTC(a)	22,427	52,886
Total derivative assets and liabilities in the Statement of Assets and Liabilities	22,427	105,434
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(52,548)
Total derivative assets and liabilities subject to an MNA	$22,427	$52,886

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$34,180	$—	$—	$—	$34,180
Merrill Lynch International	18,706	—	—	—	18,706
	$52,886	$—	$—	$—	$52,886

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$63,463,097	$1,833,633,590	$—	$1,897,096,687
Short-Term Securities
Money Market Funds	600,000	—	—	600,000
	$64,063,097	$1,833,633,590	$—	$1,897,696,687
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$50,213	$—	$50,213
Liabilities
Equity Contracts	—	(52,886)	—	(52,886)
	$—	$(2,673)	$—	$(2,673)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Germany ETF	iShares MSCI Spain ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,790,436,130	$1,897,096,687
Investments, at value—affiliated(c)	5,533,614	600,000
Cash	4,660	—
Cash pledged as collateral for OTC derivatives	—	49,700
Foreign currency collateral pledged for futures contracts(d)	163,297	401,744
Foreign currency, at value(e)	2,820,073	7,895,839
Receivables:
Investments sold	5,106,969	36,154,774
Securities lending income—affiliated	1,700	3
Swaps	—	291,196
Dividends—unaffiliated	409,408	—
Dividends—affiliated	1,209	1,222
Tax reclaims	629,307	259,269
Variation margin on futures contracts	5,061	—
Unrealized appreciation on OTC swaps	—	22,427
Total assets	1,805,111,428	1,942,772,861
LIABILITIES
Bank overdraft	—	108,699
Due to broker	—	4,968
Collateral on securities loaned, at value	4,963,904	—
Payables:
Investments purchased	5,567,832	43,690,688
Swaps	—	89,430
Investment advisory fees	659,126	693,738
Variation margin on futures contracts	—	52,548
Unrealized depreciation on OTC swaps	—	52,886
Total liabilities	11,190,862	44,692,957
Commitments and contingent liabilities
NET ASSETS	$1,793,920,566	$1,898,079,904
NET ASSETS CONSIST OF
Paid-in capital	$2,197,758,606	$1,655,539,630
Accumulated earnings (loss)	(403,838,040)	242,540,274
NET ASSETS	$1,793,920,566	$1,898,079,904
NET ASSET VALUE
Shares outstanding	40,500,000	33,000,000
Net asset value	$44.29	$57.52
Shares authorized	482.2 million	300 million
Par value	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$1,871,564,341	$1,234,802,263
(b) Securities loaned, at value	$4,719,451	$—
(c) Investments, at cost—affiliated	$5,533,595	$600,000
(d) Foreign currency collateral pledged, at cost	$212,876	$397,958
(e) Foreign currency, at cost	$2,772,381	$7,812,097
See notes to financial statements.
Statements of Assets and Liabilities
10

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Germany ETF	iShares MSCI Spain ETF
INVESTMENT INCOME
Dividends—unaffiliated	$5,976,031	$19,610,742
Dividends—affiliated	10,416	17,166
Interest—unaffiliated	8,637	14,056
Securities lending income—affiliated—net	14,214	131
Non-cash dividends—unaffiliated	—	3,711,056
Foreign taxes withheld	(831,404)	(2,837,594)
Total investment income	5,177,894	20,515,557
EXPENSES
Investment advisory	4,606,821	3,910,057
Commitment costs	9,138	7,718
Interest expense	—	748
Total expenses	4,615,959	3,918,523
Net investment income	561,935	16,597,034
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(11,703,508)	2,726,989
Investments—affiliated	(314)	40
Foreign currency transactions	44,553	156,212
Futures contracts	372,802	1,092,901
In-kind redemptions—unaffiliated(a)	175,149,275	20,539,729
Swaps	—	(532,151)
	163,862,808	23,983,720
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(77,716,895)	289,044,603
Investments—affiliated	(46)	—
Foreign currency translations	20,113	88,537
Futures contracts	32,103	25,824
Swaps	—	(68,367)
	(77,664,725)	289,090,597
Net realized and unrealized gain	86,198,083	313,074,317
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,760,018	$329,671,351
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Germany ETF		iShares MSCI Spain ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$561,935	$41,111,871	$16,597,034	$37,496,919
Net realized gain	163,862,808	142,667,791	23,983,720	83,611,829
Net change in unrealized appreciation (depreciation)	(77,664,725)	203,688,491	289,090,597	286,436,264
Net increase in net assets resulting from operations	86,760,018	387,468,153	329,671,351	407,545,012
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(45,446,108)	(23,210,725)(b)	(36,408,251)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(802,957,319)	1,237,419,657	231,708,953	(59,950,346)
NET ASSETS
Total increase (decrease) in net assets	(716,197,301)	1,579,441,702	538,169,579	311,186,415
Beginning of period	2,510,117,867	930,676,165	1,359,910,325	1,048,723,910
End of period	$1,793,920,566	$2,510,117,867	$1,898,079,904	$1,359,910,325

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
12

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$41.84	$32.66	$27.88	$21.83	$34.94	$30.16
Net investment income(a)	0.01	0.95	0.58	0.81	0.59	0.56
Net realized and unrealized gain (loss)(b)	2.44	8.91	4.96	6.01	(12.63)	5.21
Net increase (decrease) from investment operations	2.45	9.86	5.54	6.82	(12.04)	5.77
Distributions from net investment income(c)	—	(0.68)	(0.76)	(0.77)	(1.07)	(0.99)
Net asset value, end of period	$44.29	$41.84	$32.66	$27.88	$21.83	$34.94
Total Return(d)
Based on net asset value	5.88%(e)	30.23%	20.01%	31.27%	(35.02)%	19.30%
Ratios to Average Net Assets(f)
Total expenses	0.49%(g)	0.49%	0.50%	0.50%	0.50%	0.50%
Net investment income	0.06%(g)	2.48%	1.98%	3.05%	1.98%	1.72%
Supplemental Data
Net assets, end of period (000)	$1,793,921	$2,510,118	$930,676	$1,555,839	$1,205,118	$2,872,398
Portfolio turnover rate(h)	2%	2%	3%	6%	7%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$47.72	$33.78	$28.42	$21.79	$28.08	$23.15
Net investment income(a)	0.54	1.36	1.12	0.94	0.75	0.84 (b)
Net realized and unrealized gain (loss)(c)	10.00	13.88	5.25	6.41	(6.23)	5.00
Net increase (decrease) from investment operations	10.54	15.24	6.37	7.35	(5.48)	5.84
Distributions from net investment income(d)	(0.74)(e)	(1.30)	(1.01)	(0.72)	(0.81)	(0.91)
Net asset value, end of period	$57.52	$47.72	$33.78	$28.42	$21.79	$28.08
Total Return(f)
Based on net asset value	22.24%(g)	46.55%	22.72%	34.16%	(19.89)%	25.25%(b)
Ratios to Average Net Assets(h)
Total expenses	0.49%(i)	0.50%	0.50%	0.50%	0.50%	0.62%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	0.50%	N/A	0.50%	0.50%	0.50%
Net investment income	2.07%(i)	3.59%	3.65%	3.59%	2.90%	3.10%(b)
Supplemental Data
Net assets, end of period (000)	$1,898,080	$1,359,910	$1,048,724	$712,043	$415,056	$707,646
Portfolio turnover rate(j)	6%	29%	15%	16%	14%	34%
(a) Based on average shares outstanding.
(b) Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for year ended August 31, 2021:
• Net investment income per share by $0.18.
• Total return by 0.63%.
• Ratio of net investment income to average net assets by 0.65%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
14

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Germany	Non-diversified
MSCI Spain	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Germany
Goldman Sachs & Co. LLC	$4,719,451	$(4,719,451)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Germany	$4,010
MSCI Spain	46
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Germany	$6,798,060	$11,072,605	$(3,776,266)
MSCI Spain	13,603,644	55,530,082	2,284,366
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Germany	$40,027,850	$30,504,093
MSCI Spain	120,935,289	94,602,704
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Germany	$—	$800,644,592
MSCI Spain	244,492,623	42,864,519
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI Germany	$(475,072,714)
MSCI Spain	(442,505,239)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Germany	$1,889,013,350	$204,081,523	$(297,053,932)	$(92,972,409)
MSCI Spain	1,243,765,883	677,638,873	(23,710,742)	653,928,131
9. LINE OF CREDIT
The iShares MSCI Germany ETF and iShares MSCI Spain ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Germany
Shares sold	—	$—	48,900,000	$1,892,076,866
Shares redeemed	(19,500,000)	(802,957,319)	(17,400,000)	(654,657,209)
	(19,500,000)	$(802,957,319)	31,500,000	$1,237,419,657
MSCI Spain
Shares sold	5,325,000	$275,531,270	8,025,000	$316,753,453
Shares redeemed	(825,000)	(43,822,317)	(10,575,000)	(376,703,799)
	4,500,000	$231,708,953	(2,550,000)	$(59,950,346)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
24

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate
NVS	Non-Voting Shares
25
2026 iShares Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Agriculture Producers ETF | VEGI | NYSE Arca
• iShares MSCI Global Gold Miners ETF | RING | NASDAQ
• iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.5%
Elders Ltd.	39,026	$201,485
GrainCorp Ltd., Class A	45,200	198,093
Inghams Group Ltd.	75,051	109,989
Nufarm Ltd.(a)	70,517	103,347
		612,914
Brazil — 0.3%
Sao Martinho SA	31,500	110,356
SLC Agricola SA	40,288	129,512
Tres Tentos Agroindustrial SA, Class S	25,160	83,973
		323,841
Canada — 6.8%
Maple Leaf Foods, Inc.	16,511	339,286
Nutrien Ltd.	98,477	7,406,441
Rogers Sugar, Inc.	22,589	109,132
		7,854,859
China — 2.6%
China BlueChemical Ltd., Class H	306,000	114,038
China Modern Dairy Holdings Ltd.(b)	484,000	87,657
China XLX Fertiliser Ltd.	129,000	195,048
China Youran Dairy Group Ltd.(a)(b)(c)	276,000	177,993
COFCO Joycome Foods Ltd.(a)	552,000	109,195
First Tractor Co. Ltd., Class H(b)	78,000	99,206
Henan Shuanghui Investment & Development Co. Ltd., Class A	42,000	160,814
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	77,600	294,785
Muyuan Foods Co. Ltd., Class A	66,966	457,684
New Hope Liuhe Co. Ltd., Class A	55,100	69,927
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	64,400	356,918
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	25,880	145,463
Sinofert Holdings Ltd.	646,000	153,354
Wens Foodstuff Group Co. Ltd., Class A	81,620	190,106
Yunnan Yuntianhua Co. Ltd., Class A	22,700	146,660
Zangge Mining Co. Ltd., Class A	19,300	241,697
		3,000,545
Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	60,423	87,858
Germany — 0.8%
K+S AG, Registered	34,555	611,799
KWS Saat SE & Co. KGaA	2,306	176,182
Suedzucker AG(b)	12,357	147,819
		935,800
Hong Kong — 1.8%
WH Group Ltd.(c)	1,698,000	2,135,685
India — 4.0%
Balrampur Chini Mills Ltd.	24,721	128,054
Bayer Crop.Science Ltd./India	2,726	139,977
Chambal Fertilisers and Chemicals Ltd.	33,010	167,719
Coromandel International Ltd.	24,102	588,616
Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,733	139,569
EID Parry India Ltd.(a)	17,958	171,005
Godrej Agrovet Ltd.(c)	9,881	69,624
Gujarat State Fertilizers & Chemicals Ltd.	45,262	84,232
Kaveri Seed Co. Ltd.	463	3,938
Paradeep Phosphates Ltd.(c)	95,880	128,419
PI Industries Ltd.	15,406	528,654
Rallis India Ltd.	18,385	55,988
Rashtriya Chemicals & Fertilizers Ltd.	27,383	38,236
Security	Shares	Value
India (continued)
Shree Renuka Sugars Ltd.(a)	128,112	$34,267
Sumitomo Chemical India Ltd.	25,054	110,579
Tata Consumer Products Ltd.	120,632	1,513,658
Triveni Engineering & Industries Ltd.	16,053	69,710
UPL Ltd.	103,312	724,796
		4,697,041
Indonesia — 0.7%
Astra Agro Lestari Tbk PT	93,400	41,784
Charoen Pokphand Indonesia Tbk PT	1,498,200	379,548
Dharma Satya Nusantara Tbk PT	653,300	53,776
Inti Agri Resources Tbk PT(a)(d)	2,230,700	—
Japfa Comfeed Indonesia Tbk PT	1,076,600	152,641
Sawit Sumbermas Sarana Tbk PT	678,600	63,549
Triputra Agro Persada PT	827,100	80,169
		771,467
Israel — 0.8%
ICL Group Ltd.	157,276	745,411
Israel Corp Ltd.(b)	776	200,533
		945,944
Italy — 1.9%
CNH Industrial NV	178,011	2,189,535
Japan — 4.8%
Kubota Corp.	197,100	4,006,490
Kumiai Chemical Industry Co. Ltd.	15,100	70,994
Maruha Nichiro Corp.	24,800	251,752
Mitsui DM Sugar Co. Ltd.	2,900	65,901
NH Foods Ltd.	17,100	784,008
Prima Meat Packers Ltd.	4,600	85,574
Sakata Seed Corp.	5,500	155,264
YAMABIKO Corp.	5,800	142,432
		5,562,415
Malaysia — 2.4%
Farm Fresh Bhd	212,500	143,086
Genting Plantations Bhd	55,100	72,336
Hextar Global Bhd	323,500	66,512
IOI Corp. Bhd	510,500	519,080
Johor Plantations Group Bhd	179,300	71,418
Kuala Lumpur Kepong Bhd	102,700	501,491
QL Resources Bhd(b)	332,660	348,819
SD Guthrie Bhd	421,200	622,436
United Plantations Bhd	51,150	387,735
		2,732,913
Netherlands — 0.1%
OCI NV	21,111	90,472
Norway — 5.0%
Austevoll Seafood ASA	18,458	190,668
Bakkafrost P/F	10,252	491,598
Grieg Seafood ASA(a)	9,326	73,660
Leroy Seafood Group ASA	54,224	283,001
Mowi ASA	96,643	2,283,036
Salmar ASA	13,820	828,850
Yara International ASA	33,736	1,707,791
		5,858,604
Poland — 0.0%
Grupa Azoty SA(a)(b)	9,842	45,724
Qatar — 0.0%
Baladna(a)	150,642	51,419
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 0.0%
PhosAgro PJSC(a)(d)	136	$1
PhosAgro PJSC, GDR(a)(d)	2	—
Ros Agro PLC, GDR(a)(d)	5,334	1
		2
Saudi Arabia — 2.4%
Almarai Co. JSC	99,873	1,061,850
National Agriculture Development Co. (The)(a)	29,815	136,459
SABIC Agri-Nutrients Co.	47,527	1,566,507
		2,764,816
Singapore — 1.4%
Bumitama Agri Ltd.	72,000	75,137
First Resources Ltd.	114,100	213,207
Golden Agri-Resources Ltd.	1,303,200	293,311
Wilmar International Ltd.	390,200	1,084,789
		1,666,444
South Korea — 0.2%
Dongwon Industries Co. Ltd.	2,267	67,702
Harim Holdings Co. Ltd.	9,122	102,492
Hyundai Feed, Inc.(a)(d)	20,538	33,536
		203,730
Sweden — 0.3%
Husqvarna AB, Class B	71,322	342,960
Taiwan — 0.4%
Charoen Pokphand Enterprise	33,800	165,150
Sinon Corp.	72,000	104,291
Taiwan Fertilizer Co. Ltd.	127,000	189,882
		459,323
Thailand — 0.5%
Betagro PCL, NVDR(b)	137,400	96,806
Charoen Pokphand Foods PCL, NVDR	767,900	518,224
		615,030
Turkey — 0.3%
Gubre Fabrikalari TAS(a)	16,852	204,413
Hektas Ticaret TAS(a)(b)	765,704	53,024
Turk Traktor ve Ziraat Makineleri AS	5,207	60,574
		318,011
United Kingdom — 0.8%
Cranswick PLC	10,472	766,314
MP Evans Group PLC	7,825	151,948
		918,262
United States — 58.3%
AGCO Corp.	17,632	2,406,768
Alamo Group, Inc.	4,838	1,033,058
Archer-Daniels-Midland Co.	97,905	6,759,361
Security	Shares	Value
United States (continued)
Bunge Global SA	27,594	$3,329,216
Cal-Maine Foods, Inc.	8,740	761,341
CF Industries Holdings, Inc.	31,800	3,165,372
Corteva, Inc.	137,678	11,030,761
Darling Ingredients, Inc.(a)	32,226	1,713,134
Deere & Co.	43,779	27,568,074
FMC Corp.	25,336	373,453
Fresh Del Monte Produce, Inc.	8,351	358,508
Ingredion, Inc.	12,945	1,520,520
Lamb Weston Holdings, Inc.	26,978	1,300,070
Lindsay Corp.	5,914	796,616
Mosaic Co.(The)	64,613	1,798,826
Pilgrim's Pride Corp.	9,643	416,192
Scotts Miracle-Gro Co.(The)	9,452	662,774
Toro Co.(The)	26,938	2,663,091
Vital Farms, Inc.(a)(b)	7,217	152,207
		67,809,342
Total Long-Term Investments — 97.2% (Cost: $114,610,194)		112,994,956
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(e)(f)(g)	652,962	653,288
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	150,000	150,000
Total Short-Term Securities — 0.7% (Cost: $803,268)		803,288
Total Investments — 97.9% (Cost: $115,413,462)		113,798,244
Other Assets Less Liabilities — 2.1%		2,442,967
Net Assets — 100.0%		$116,241,211

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Agriculture Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$88,510	$564,779 (a)	$—	$25	$(26)	$653,288	652,962	$3,225 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	60,000 (a)	—	—	—	150,000	150,000	2,372	—
				$25	$(26)	$803,288		$5,597	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	5	03/20/26	$363	$3,760
S&P 500 E-Mini Index	8	03/20/26	2,756	1,316
				$5,076
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$5,076	$—	$—	$—	$5,076

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,219	$—	$—	$—	$1,219
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$8,481	$—	$—	$—	$8,481
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,581,593
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Agriculture Producers ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$83,736,019	$29,225,399	$33,538	$112,994,956
Short-Term Securities
Money Market Funds	803,288	—	—	803,288
	$84,539,307	$29,225,399	$33,538	$113,798,244
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,076	$—	$—	$5,076

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Global Gold Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.2%
Catalyst Metals Ltd.(a)(b)	1,849,897	$11,258,123
Emerald Resources NL(a)	4,780,327	24,543,771
Genesis Minerals Ltd.(a)	8,329,435	44,325,663
Ora Banda Mining Ltd.(a)	10,045,755	9,287,483
Regis Resources Ltd.	4,244,556	28,729,315
Resolute Mining Ltd.(a)	15,181,859	16,137,272
West African Resources Ltd.(a)	2,804,586	7,003,526
Westgold Resources Ltd.	5,536,126	30,733,262
		172,018,415
Canada — 57.0%
Agnico Eagle Mines Ltd.	2,150,572	540,193,163
Alamos Gold, Inc., Class A	2,352,842	127,521,432
Aris Mining Corp.(a)	1,140,212	25,829,369
B2Gold Corp.	8,376,887	51,463,152
Barrick Mining Corp.	6,755,862	342,783,042
Centerra Gold, Inc.	1,911,863	40,184,093
Eldorado Gold Corp.	1,324,954	61,534,281
Equinox Gold Corp.(a)(b)	4,633,941	86,968,139
G Mining Ventures Corp.(a)(b)	892,594	36,553,133
IAMGOLD Corp.(a)	3,610,937	88,840,619
Kinross Gold Corp.	4,789,999	177,054,910
Lundin Gold, Inc.	735,510	69,326,286
New Gold, Inc.(a)	5,334,507	71,645,591
OceanaGold Corp.	1,291,969	54,944,556
Pan American Silver Corp.	2,034,095	139,548,118
SSR Mining, Inc.(a)	1,638,720	52,703,820
Torex Gold Resources, Inc.	755,040	46,003,720
Wesdome Gold Mines Ltd.(a)	1,377,188	27,078,320
Wheaton Precious Metals Corp.	1,757,639	286,404,766
		2,326,580,510
China — 5.0%
China Gold International Resources Corp. Ltd.	1,427,700	37,378,105
Zijin Gold International Co. Ltd.(a)	189,500	5,591,065
Zijin Mining Group Co. Ltd., Class A	2,976,635	17,174,718
Zijin Mining Group Co. Ltd., Class H	24,914,000	142,604,228
		202,748,116
Indonesia — 0.6%
Aneka Tambang Tbk	95,427,700	24,812,465
Russia — 0.0%
Polyus PJSC(a)(c)	625,470	8
South Africa — 12.0%
Anglogold Ashanti PLC	1,557,206	199,218,620
Security	Shares	Value
South Africa (continued)
DRDGOLD Ltd.	7,396,700	$27,848,922
Gold Fields Ltd.	3,156,588	184,995,033
Harmony Gold Mining Co. Ltd.	3,354,515	76,331,117
		488,393,692
Turkey — 0.4%
Turk Altin Isletmeleri AS(a)(b)	12,843,974	17,833,168
United Kingdom — 2.7%
Endeavour Mining PLC	1,009,214	72,106,315
Hochschild Mining PLC	3,525,162	38,340,208
		110,446,523
United States — 17.9%
Coeur Mining, Inc.(a)(b)	3,790,706	102,917,668
McEwen, Inc., NVS(a)(b)	407,920	11,564,532
Newmont Corp.	4,758,872	618,653,360
		733,135,560
Total Long-Term Investments — 99.8% (Cost: $1,731,269,169)		4,075,968,457
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(e)(f)	111,417,908	111,473,617
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,170,000	1,170,000
Total Short-Term Securities — 2.8% (Cost: $112,642,207)		112,643,617
Total Investments — 102.6% (Cost: $1,843,911,376)		4,188,612,074
Liabilities in Excess of Other Assets — (2.6)%		(105,464,021)
Net Assets — 100.0%		$4,083,148,053

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Gold Miners ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,166,918	$95,307,560 (a)	$—	$(861)	$—	$111,473,617	111,417,908	$262,202 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	650,000 (a)	—	—	—	1,170,000	1,170,000	26,131	—
				$(861)	$—	$112,643,617		$288,333	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	15	03/19/26	$4,336	$123,441
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$123,441	$—	$—	$—	$123,441

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$685,725	$—	$—	$—	$685,725
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(41,654)	$—	$—	$—	$(41,654)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,331,125
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,084,552,764	$991,415,685	$8	$4,075,968,457
Short-Term Securities
Money Market Funds	112,643,617	—	—	112,643,617
	$3,197,196,381	$991,415,685	$8	$4,188,612,074
Derivative Financial Instruments(a)
Assets
Equity Contracts	$123,441	$—	$—	$123,441

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Global Silver and Metals Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
FireFly Metals Ltd.(a)	1,788,770	$2,775,334
Kingsgate Consolidated Ltd.(a)	604,299	3,039,819
		5,815,153
Canada — 55.0%
Agnico Eagle Mines Ltd.	245,994	61,790,201
Andean Precious Metals Corp.(a)	1,030,378	7,931,505
Avino Silver & Gold Mines Ltd.(a)(b)	2,466,906	23,727,727
Aya Gold & Silver, Inc.(a)(b)	2,386,076	51,655,602
Discovery Silver Corp.(a)(b)	7,472,598	61,739,804
DPM Metals, Inc.	430,768	18,651,192
Eldorado Gold Corp.	363,309	16,873,007
Endeavour Silver Corp.(a)(b)	4,507,681	62,721,884
First Majestic Silver Corp.	3,732,866	119,425,441
First Majestic Silver Corp.	973,940	31,175,819
Fortuna Mining Corp.(a)	840,838	11,490,210
GoGold Resources, Inc.(a)	6,802,546	18,252,497
Kinross Gold Corp.	1,132,311	41,854,126
Lundin Gold, Inc.	171,568	16,171,326
New Gold, Inc.(a)	1,491,862	20,036,591
Orla Mining Ltd.	812,943	17,581,334
Pan American Silver Corp.	357,873	24,551,707
Perpetua Resources Corp.(a)(b)	211,906	7,810,855
Seabridge Gold, Inc.(a)	228,462	9,002,480
Silvercorp Metals, Inc.(b)	4,000,250	55,602,610
Skeena Resources Ltd.(a)	215,632	8,218,693
SSR Mining, Inc.(a)	503,272	16,186,021
Torex Gold Resources, Inc.	124,736	7,600,021
Wheaton Precious Metals Corp.	340,723	55,520,326
		765,570,979
China — 2.1%
China Gold International Resources Corp. Ltd.	574,700	15,046,016
Zhaojin Mining Industry Co. Ltd., Class H	3,085,000	13,598,720
		28,644,736
Mexico — 10.2%
Industrias Penoles SAB de CV(a)	2,232,927	141,796,440
Philippines — 0.1%
Apex Mining Co., Inc.	4,294,400	1,304,383
Security	Shares	Value
South Africa — 1.2%
Harmony Gold Mining Co. Ltd.	731,689	$16,649,393
United Kingdom — 10.8%
Fresnillo PLC	2,467,350	140,785,149
Hochschild Mining PLC	915,983	9,962,373
		150,747,522
United States — 20.2%
Coeur Mining, Inc.(a)(b)	908,252	24,659,042
Hecla Mining Co.(b)	7,846,556	195,457,710
Hycroft Mining Holding Corp., Class A(a)	108,004	5,440,161
Newmont Corp.	426,683	55,468,790
		281,025,703
Total Long-Term Investments — 100.0% (Cost: $711,603,938)		1,391,554,309
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	130,532,578	130,597,844
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	810,000	810,000
Total Short-Term Securities — 9.4% (Cost: $131,407,844)		131,407,844
Total Investments — 109.4% (Cost: $843,011,782)		1,522,962,153
Liabilities in Excess of Other Assets — (9.4)%		(131,147,637)
Net Assets — 100.0%		$1,391,814,516

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,725,821	$78,874,001 (a)	$—	$409	$(2,387)	$130,597,844	130,532,578	$270,289 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	810,000 (a)	—	—	—	810,000	810,000	11,394	—
				$409	$(2,387)	$131,407,844		$281,683	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Global Silver and Metals Miners ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$103,915	$—	$—	$—	$103,915
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$131,797
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,195,512,658	$196,041,651	$—	$1,391,554,309
Short-Term Securities
Money Market Funds	131,407,844	—	—	131,407,844
	$1,326,920,502	$196,041,651	$—	$1,522,962,153
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
February 28, 2026

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Silver and Metals Miners ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$112,994,956	$4,075,968,457	$1,391,554,309
Investments, at value—affiliated(c)	803,288	112,643,617	131,407,844
Cash	14,147	—	5,977
Cash pledged for futures contracts	—	127,000	—
Foreign currency collateral pledged for futures contracts(d)	15,362	—	63,047
Foreign currency, at value(e)	98,121	5,497,456	1,201,280
Receivables:
Investments sold	5,776,289	36,909,332	49,965,573
Securities lending income—affiliated	873	51,938	56,356
Capital shares sold	15,320	—	—
Dividends—unaffiliated	121,172	2,470,054	57,254
Dividends—affiliated	272	3,113	2,386
Tax reclaims	15,992	—	—
Variation margin on futures contracts	730	6,486	—
Total assets	119,856,522	4,233,677,453	1,574,314,026
LIABILITIES
Bank overdraft	—	5,059	—
Collateral on securities loaned, at value	652,502	111,474,159	130,607,341
Payables:
Investments purchased	2,845,036	37,969,080	51,509,292
Deferred foreign capital gain tax	65,031	—	—
Foreign taxes	13,758	—	—
Investment advisory fees	32,485	1,081,102	374,838
Professional fees	6,499	—	—
Variation margin on futures contracts	—	—	8,039
Total liabilities	3,615,311	150,529,400	182,499,510
Commitments and contingent liabilities
NET ASSETS	$116,241,211	$4,083,148,053	$1,391,814,516
NET ASSETS CONSIST OF
Paid-in capital	$139,024,395	$1,694,872,515	$705,688,345
Accumulated earnings (loss)	(22,783,184)	2,388,275,538	686,126,171
NET ASSETS	$116,241,211	$4,083,148,053	$1,391,814,516
NET ASSET VALUE
Shares outstanding	2,500,000	41,250,000	29,300,000
Net asset value	$46.50	$98.99	$47.50
Shares authorized	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$114,610,194	$1,731,269,169	$711,603,938
(b) Securities loaned, at value	$591,535	$109,830,626	$129,510,778
(c) Investments, at cost—affiliated	$803,268	$112,642,207	$131,407,844
(d) Foreign currency collateral pledged, at cost	$15,362	$—	$62,238
(e) Foreign currency, at cost	$97,687	$5,422,565	$1,185,306
See notes to financial statements.
Statements of Assets and Liabilities
12

Statements of Operations (unaudited)
Six Months Ended February 28, 2026

	iShares MSCI Agriculture Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Silver and Metals Miners ETF
INVESTMENT INCOME
Dividends—unaffiliated	$887,698	$14,352,244	$804,767
Dividends—affiliated	2,372	26,131	11,394
Interest—unaffiliated	479	4,798	796
Securities lending income—affiliated—net	3,225	262,202	270,289
Other income—unaffiliated	18,824	—	—
Foreign taxes withheld	(38,113)	(1,494,590)	(92,702)
Foreign withholding tax claims	168,643	—	—
Total investment income	1,043,128	13,150,785	994,544
EXPENSES
Investment advisory	177,743	5,415,141	1,521,725
Professional	6,382	—	—
Commitment costs	306	—	—
Interest expense	34	7,674	176
Total expenses	184,465	5,422,815	1,521,901
Less:
Investment advisory fees waived	(788)	—	—
Total expenses after fees waived	183,677	5,422,815	1,521,901
Net investment income (loss)	859,451	7,727,970	(527,357)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(97,988)	31,562,713	8,741,884
Investments—affiliated	25	(861)	409
Foreign currency transactions	8,800	56,975	(6,242)
Futures contracts	1,219	685,725	103,915
In-kind redemptions—unaffiliated(b)	(411,491)	130,004,237	67,354,856
	(499,435)	162,308,789	76,194,822
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	14,987,496	1,587,733,183	541,228,757
Investments—affiliated	(26)	—	(2,387)
Foreign currency translations	2,165	66,216	5,340
Futures contracts	8,481	(41,654)	—
	14,998,116	1,587,757,745	541,231,710
Net realized and unrealized gain	14,498,681	1,750,066,534	617,426,532
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,358,132	$1,757,794,504	$616,899,175
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(9,748)	$—	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$83,843	$—	$—
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Agriculture Producers ETF		iShares MSCI Global Gold Miners ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$859,451	$2,514,976	$7,727,970	$12,550,396
Net realized gain (loss)	(499,435)	(5,044,890)	162,308,789	68,770,090
Net change in unrealized appreciation (depreciation)	14,998,116	13,325,559	1,587,757,745	669,814,160
Net increase in net assets resulting from operations	15,358,132	10,795,645	1,757,794,504	751,134,646
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,093,420)(b)	(2,348,185)	(15,154,979)(b)	(13,946,637)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,197,504	(22,943,431)	430,502,883	622,611,285
NET ASSETS
Total increase (decrease) in net assets	23,462,216	(14,495,971)	2,173,142,408	1,359,799,294
Beginning of period	92,778,995	107,274,966	1,910,005,645	550,206,351
End of period	$116,241,211	$92,778,995	$4,083,148,053	$1,910,005,645

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
14

Statements of Changes in Net Assets(continued)

	iShares MSCI Global Silver and Metals Miners ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(527,357)	$1,182,062
Net realized gain	76,194,822	36,179,664
Net change in unrealized appreciation (depreciation)	541,231,710	127,052,485
Net increase in net assets resulting from operations	616,899,175	164,414,211
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,489,771)(b)	(2,253,233)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	397,385,261	(1,465,614)
NET ASSETS
Total increase in net assets	1,001,794,665	160,695,364
Beginning of period	390,019,851	229,324,487
End of period	$1,391,814,516	$390,019,851

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Agriculture Producers ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$40.34	$36.99	$40.03	$43.28	$39.82	$28.60
Net investment income(a)	0.38 (b)	0.98	0.68	0.87	0.86	0.60
Net realized and unrealized gain (loss)(c)	6.28	3.33	(2.80)	(3.31)	3.25	11.11
Net increase (decrease) from investment operations	6.66	4.31	(2.12)	(2.44)	4.11	11.71
Distributions from net investment income(d)	(0.50)(e)	(0.96)	(0.92)	(0.81)	(0.65)	(0.49)
Net asset value, end of period	$46.50	$40.34	$36.99	$40.03	$43.28	$39.82
Total Return(f)
Based on net asset value	16.73%(b)(g)	11.77%	(5.23)%	(5.70)%	10.43%	41.16%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.39%	0.39%	0.39%	0.39%	0.39%
Total expenses after fees waived	0.40%(i)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.89%(b)(i)	2.58%	1.82%	2.09%	2.00%	1.60%
Supplemental Data
Net assets, end of period (000)	$116,241	$92,779	$107,275	$212,158	$292,172	$85,612
Portfolio turnover rate(j)	10%	19%	7%	12%	10%	6%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28,
2026:
• Net investment income per share by $0.07.
.• Total return by 0.16%.
.• Ratio of net investment income to average net assets by 0.36%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
16

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$53.73	$32.27	$22.65	$18.35	$26.96	$35.13
Net investment income(a)	0.20	0.42	0.45	0.45	0.56	0.49
Net realized and unrealized gain (loss)(b)	45.44	21.49	9.64	4.34	(8.61)	(8.20)
Net increase (decrease) from investment operations	45.64	21.91	10.09	4.79	(8.05)	(7.71)
Distributions from net investment income(c)	(0.38)(d)	(0.45)	(0.47)	(0.49)	(0.56)	(0.46)
Net asset value, end of period	$98.99	$53.73	$32.27	$22.65	$18.35	$26.96
Total Return(e)
Based on net asset value	85.20%(f)	68.58%	45.12%	26.12%	(30.42)%	(22.12)%
Ratios to Average Net Assets(g)
Total expenses	0.39%(h)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	0.56%(h)	1.12%	1.79%	2.00%	2.16%	1.63%
Supplemental Data
Net assets, end of period (000)	$4,083,148	$1,910,006	$550,206	$386,218	$362,365	$558,142
Portfolio turnover rate(i)	5%	23%	18%	16%	25%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$21.67	$12.40	$9.71	$8.61	$13.92	$17.29
Net investment income (loss)(a)	(0.02)	0.07	0.09	0.09	0.12	0.10
Net realized and unrealized gain (loss)(b)	26.42	9.33	2.69	1.06	(5.31)	(2.93)
Net increase (decrease) from investment operations	26.40	9.40	2.78	1.15	(5.19)	(2.83)
Distributions from net investment income(c)	(0.57)(d)	(0.13)	(0.09)	(0.05)	(0.12)	(0.54)
Net asset value, end of period	$47.50	$21.67	$12.40	$9.71	$8.61	$13.92
Total Return(e)
Based on net asset value	123.02%(f)	76.36%	28.67%	13.41%	(37.54)%	(16.69)%
Ratios to Average Net Assets(g)
Total expenses	0.39%(h)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	(0.14)%(h)	0.44%	0.82%	0.89%	0.94%	0.63%
Supplemental Data
Net assets, end of period (000)	$1,391,815	$390,020	$229,324	$167,039	$155,795	$267,328
Portfolio turnover rate(i)	13%	74%	25%	26%	38%	31%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Agriculture Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Agriculture Producers
BNP Paribas SA	$34,624	$(34,624)	$—	$—
BofA Securities, Inc.	248,023	(248,023)	—	—
Goldman Sachs & Co. LLC	45,742	(45,742)	—	—
J.P. Morgan Securities LLC	2,109	(2,109)	—	—
J.P. Morgan Securities PLC	8,913	(8,913)	—	—
Macquarie Bank Limited	65,135	(65,135)	—	—
Mizuho Securities USA Inc.	15,263	(15,263)	—	—
Morgan Stanley	171,726	(171,726)	—	—
	$591,535	$(591,535)	$—	$—
MSCI Global Gold Miners
BNP Paribas SA	$333,131	$(333,131)	$—	$—
BofA Securities, Inc.	17,570,832	(17,570,832)	—	—
Goldman Sachs & Co. LLC	9,864,746	(9,864,746)	—	—
J.P. Morgan Securities LLC	67,396,789	(67,396,789)	—	—
Jefferies LLC	599,213	(599,213)	—	—
Morgan Stanley	12,929,920	(12,929,920)	—	—
Morgan Stanley	—	—	—	—
National Financial Services LLC	192,780	(192,780)	—	—
SG Americas Securities LLC	19,005	(19,005)	—	—
Wells Fargo Securities LLC	924,210	(924,210)	—	—
	$109,830,626	$(109,830,626)	$—	$—
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Global Silver and Metals Miners
BofA Securities, Inc.	$27,231,573	$(27,231,573)	$—	$—
Goldman Sachs & Co. LLC	4,969,095	(4,969,095)	—	—
J.P. Morgan Securities LLC	36,509,502	(36,509,502)	—	—
Jefferies LLC	25,822,217	(25,535,578)	—	286,639(b)
Morgan Stanley	16,220,251	(16,220,251)	—	—
National Financial Services LLC	18,029,093	(17,828,962)	—	200,131(b)
SG Americas Securities LLC	704,137	(697,209)	—	6,928(b)
Wells Fargo Bank, National Association	24,910	(24,910)	—	—
	$129,510,778	$(129,017,080)	$—	$493,698

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI Agriculture Producers ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
The amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Agriculture Producers	$788
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Agriculture Producers	$754
MSCI Global Gold Miners	70,264
MSCI Global Silver and Metals Miners	69,140
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Agriculture Producers	$232,564	$222,627	$(32,459)
MSCI Global Gold Miners	2,403,514	5,590,873	(507,681)
MSCI Global Silver and Metals Miners	1,873,443	15,654,625	698,087
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Agriculture Producers	$9,326,762	$10,159,171
MSCI Global Gold Miners	171,229,610	136,130,679
MSCI Global Silver and Metals Miners	111,503,198	107,202,816
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Agriculture Producers	$11,166,897	$3,371,056
MSCI Global Gold Miners	583,977,693	197,416,968
MSCI Global Silver and Metals Miners	481,940,941	101,348,747
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI Agriculture Producers	$(19,573,208)
MSCI Global Gold Miners	(111,319,735)
MSCI Global Silver and Metals Miners	(55,122,093)

(a)	Amounts available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Agriculture Producers	$116,700,386	$16,699,660	$(19,596,726)	$(2,897,066)
MSCI Global Gold Miners	1,852,205,289	2,356,985,173	(20,454,947)	2,336,530,226
MSCI Global Silver and Metals Miners	851,129,004	679,997,174	(8,164,025)	671,833,149
9. LINE OF CREDIT
The iShares MSCI Agriculture Producers, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Agriculture Producers	$120,000	$1,326	5.05%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Agriculture Producers
Shares sold	300,000	$13,145,101	400,000	$15,060,919
Shares redeemed	(100,000)	(3,947,597)	(1,000,000)	(38,004,350)
	200,000	$9,197,504	(600,000)	$(22,943,431)
MSCI Global Gold Miners
Shares sold	8,650,000	$630,867,949	22,200,000	$771,022,723
Shares redeemed	(2,950,000)	(200,365,066)	(3,700,000)	(148,411,438)
	5,700,000	$430,502,883	18,500,000	$622,611,285
MSCI Global Silver and Metals Miners
Shares sold	14,300,000	$498,914,259	2,800,000	$44,552,505
Shares redeemed	(3,000,000)	(101,528,998)	(3,300,000)	(46,018,119)
	11,300,000	$397,385,261	(500,000)	$(1,465,614)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's
29
2026 iShares Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI Russia ETF | ERUS |

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI Russia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.5%
Sberbank of Russia PJSC(a)(b)	18,835,860	$2,437
TCS Group Holding PLC, GDR(a)(b)	289,152	37
VTB Bank PJSC(a)(b)	1,661,569	—
		2,474
Broadline Retail — 0.0%
Ozon Holdings PLC, ADR(a)(b)	106,824	14
Capital Markets — 0.1%
Moscow Exchange MICEX-RTS PJSC(a)(b)	4,737,800	613
Chemicals — 0.0%
PhosAgro PJSC(a)(b)	2,875	29
PhosAgro PJSC, GDR(a)(b)	2	—
		29
Consumer Staples Distribution & Retail — 0.0%
X5 Retail Group NV, GDR(a)(b)	374,475	48
Interactive Media & Services — 0.0%
VK Co. Ltd.(a)(b)	393,252	51
Metals & Mining — 0.4%
Alrosa PJSC(a)(b)	7,486,250	968
Polyus PJSC(a)(b)	891,290	12
Severstal PAO(a)(b)	604,068	78
United Co. RUSAL International PJSC(a)(b)	5,811,330	752
		1,810
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
Rosneft Oil Co. PJSC(a)(b)	2,566,222	$332
Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC(a)(b)	2,776,444	359
Total Long-Term Investments — 1.2% (Cost: $170,608,491)		5,730
Short-Term Securities
Money Market Funds — 96.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	440,000	440,000
Total Short-Term Securities — 96.9% (Cost: $440,000)		440,000
Total Investments — 98.1% (Cost: $171,048,491)		445,730
Other Assets Less Liabilities — 1.9%		8,435
Net Assets — 100.0%		$454,165

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,000	$10,000 (a)	$—	$—	$—	$440,000	440,000	$8,359	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$—	$5,730	$5,730
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI Russia ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$440,000	$—	$—	$440,000
	$440,000	$—	$5,730	$445,730
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets:
Opening balance, as of August 31, 2025	$5,510
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	220
Purchases	—
Sales	—
Closing balance, as of February 28, 2026	$5,730
Net change in unrealized appreciation (depreciation) on investment still held at August 31, 2025(b)	$220
(a)Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
February 28, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.
Schedule of Investments
4

Statement of Assets and Liabilities (unaudited)
February 28, 2026

iShares MSCI Russia ETF
ASSETS
Investments, at value—unaffiliated(a)	$5,730
Investments, at value—affiliated(b)	440,000
Cash	6,889
Foreign currency, at value(c)	317
Receivables:
Dividends—affiliated	1,229
From investment adviser	711
Total assets	454,876
LIABILITIES
Payables:
Excise tax	711
Total liabilities	711
Commitments and contingent liabilities
NET ASSETS	$454,165
NET ASSETS CONSIST OF
Paid-in capital	$559,001,873
Accumulated loss	(558,547,708)
NET ASSETS	$454,165
NET ASSET VALUE
Shares outstanding	13,750,000
Net asset value	$0.03
Shares authorized	1 billion
Par value	$0.001
(a) Investments, at cost—unaffiliated	$170,608,491
(b) Investments, at cost—affiliated	$440,000
(c) Foreign currency, at cost	$272
See notes to financial statements.
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended February 28, 2026

iShares MSCI Russia ETF
INVESTMENT INCOME
Dividends—affiliated	$8,359
Interest—unaffiliated	73
Total investment income	8,432
EXPENSES
Investment advisory	1,232
Excise tax	711
Total expenses	1,943
Less:
Investment advisory fees waived	(1,232)
Reimbursement of excise tax	(711)
Total expenses after fees waived	—
Net investment income	8,432
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	220
Foreign currency translations	4
224
Net realized and unrealized gain	224
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,656
See notes to financial statements.
Statement of Operations
6

Statement of Changes in Net Assets

	iShares MSCI Russia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,432	$215,816
Net realized loss	—	(223,522,146)
Net change in unrealized appreciation (depreciation)	224	271,091,943
Net increase in net assets resulting from operations	8,656	47,785,613
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	—	(215,816)
Liquidating distribution	—	(47,654,190)
Decrease in net assets resulting from distributions to shareholders	—	(47,870,006)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—
NET ASSETS
Total increase (decrease) in net assets	8,656	(84,393)
Beginning of period	445,509	529,902
End of period	$454,165	$445,509

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Cash Flows (unaudited)
Six Months Ended February 28, 2026

iShares MSCI Russia ETF
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$8,656
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Net purchases of short-term securities	(10,000)
Net change in unrealized (appreciation) depreciation on investments	(220)
(Increase) decrease in assets:
Receivables:
Dividends—affiliated	329
From investment adviser	(711)
Increase (decrease) in liabilities:
Payables:
Excise tax	711
Net cash used for operating activities	(1,235)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Net cash provided by financing activities	—
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	$(1,235)
Restricted and unrestricted cash and foreign currency at beginning of period	8,441
Restricted and unrestricted cash and foreign currency at end of period	$7,206
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	$6,889
Foreign currency, at value	317
$7,206
See notes to financial statements.
Statement of Changes in Net Assets
8

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$0.03	$0.04	$0.04	$0.04	$45.29	$34.87
Net investment income(a)	0.00 (b)	0.02	0.01	0.00 (b)	0.86	2.05
Net realized and unrealized gain (loss)	0.00 (b)	3.45	0.57	(0.00)(b)	(44.38)(c)	10.24 (c)
Net increase (decrease) from investment operations	0.00 (b)	3.47	0.58	0.00 (b)	(43.52)	12.29
Distributions(d)
From net investment income	—	(0.02)	(0.01)	—	(1.70)	(1.87)
Liquidating distribution	—	(3.46)	(0.57)	—	(0.03)	—
Total distributions	—	(3.48)	(0.58)	—	(1.73)	(1.87)
Net asset value, end of period	$0.03	$0.03	$0.04	$0.04	$0.04	$45.29
Total Return(e)
Based on net asset value	1.96%(f)	147,073.78%(g)	8,908.28%(g)	0.64%	(99.85)%	36.07%
Ratios to Average Net Assets(h)
Total expenses	0.71%(i)(j)	0.59%	0.59%	0.59%	0.58%	0.57%
Total expenses after fees waived(k)	0.00%(i)	0.00%	0.00%	0.00%	0.50%	0.57%
Net investment income	3.78%(i)	5.07%	5.33%	3.94%	4.01%	5.26%
Supplemental Data
Net assets, end of period (000)	$454	$446	$530	$488	$485	$586,497
Portfolio turnover rate(l)	0%	0%	0%	0%	7%	25%
(a) Based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities. See Plan of Liquidation section in the Notes to the Financial Statements for more information.

(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Includes non-recurring expense of excise tax. Without this cost, total expenses would have been 0.55%.
(k) Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund which was applied to management fees starting with February 1, 2022 for the years ended August 31, 2022,  August 31, 2023, August 31, 2024, August 31, 2025 and six months ended February 28, 2026.

(l) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI Russia	Non-diversified
2. PLAN OF LIQUIDATION
Russia launched a large-scale invasion of Ukraine on February 24, 2022, creating circumstances that have significantly impacted the Fund's operations. The United States, and many other countries, imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities, including banning Russia from global payment systems that facilitate cross-border payments. In response, the Russian government imposed capital controls to restrict movements of capital from entering and exiting the country and has closed trading sessions for local Russian equities to non-residents. In addition, trading of depository receipts for Russian-based companies halted on primary trading platforms subsequent to Russia’s invasion.
The consequences of Russia's invasion and unprecedented market and policy responses of various governments and regulators precipitated the absence of a functioning or orderly market to facilitate the liquidation and repatriation of securities for any Russian-based company held by the Fund. As a result, the fair value of Russian securities and currency experienced significant declines.
Additionally, from February 24, 2022 through August 2022, the following events occurred: (i) the Fund suspended new creations of its shares; (ii) NYSE Arca, Inc. announced a trading halt of the Fund; (iii) BFA wrote down the value of all Russian equity securities to a nominal investment value; (iv) BFA implemented a voluntary waiver of its investment advisory fee for the Fund; (v) Russia signed into law a requirement of Russian issuers to terminate deposit agreements related to their depository receipt program, with holders receiving local shares of most Russian issuers in place of the depository receipts; (vi) the Fund was removed as a borrower from the line of credit facility as the trading halt by NYSE Arca, Inc. resulted in technical default under the Syndicated Credit Agreement; (vii) the Fund’s underlying index, the MSCI Russia 25/50 Index, was discontinued by the index provider, (viii) the Fund suspended redemptions pursuant to an order of the SEC; (ix) NYSE Arca, Inc. delisted the Fund.
On June 15, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the SEC, due to the discontinuation of the MSCI Russia 25/50 Index and ongoing restrictions relating to Russian securities. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. On August 17, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve estimated to meet the Fund’s expected transaction costs associated with the liquidation. The Fund has been able to dispose of certain Russian investments in accordance with applicable sanctions laws since entering into liquidation. The Fund has also made liquidating distributions to shareholders of available cash, less a reserve estimated to meet the Fund's expected transaction costs associated with the liquidation. During the period, the Fund did not dispose of any additional Russian investments.
On December 5, 2025, the Board unanimously voted to continue to have the Fund managed pursuant to the plan of liquidation through December 31, 2026 (absent significant market developments), to allow the Fund to sell its securities, if conditions permit. There are no assurances that the securities will become liquid during that time. If the Fund's Russian securities have not been sold or are unable to be converted as of the date the Fund is terminated, the Fund's remaining portfolio assets will be permanently written off, in each case as determined by BFA and approved by the Board. The Fund may be terminated sooner if all of the Russian securities have been sold before that date (or they cease to represent valid interests in their issuers). While the Fund is in the process of liquidating its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund's investment objective and prior investment strategies. As a result of the delisting by NYSE Arca, Inc. the Fund is no longer considered an exchange-traded fund.
3. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Certain Russian securities held by the Fund declared dividends during the period, however there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not accrued any investment income associated with these Russian securities.
Notes to Financial Statements
10

Notes to Financial Statements (unaudited) (continued)
Certain Russian securities held by the Fund declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Federal Excise Tax:  For the period ended February 28, 2026, the Fund did not distribute income to meet the full minimum distribution requirement as a regulated investment company due to the operational cost of the immaterial distribution. Instead, the Fund accrued a $711 federal excise tax liability, which was voluntarily reimbursed by BFA. As a result, the $711 accrual is included in excise tax on the Statement of Operations and BFA’s reimbursement is included in reimbursement of excise tax on the Statement of Operations.
4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement, war or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
During the period, the Valuation Committee determined that the local Russian equities and Russian exposed ADR and GDR securities did not have a market for which the Fund could transact and deemed them illiquid. As of February 28, 2026, the securities are being fair valued at a nominal value using a discount of 99% or higher due to illiquidity and uncertainty measures.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $2 billion	0.7400%
Over $2 billion, up to and including $4 billion	0.6900
Over $4 billion, up to and including $8 billion	0.6400
Over $8 billion, up to and including $16 billion	0.5700
Over $16 billion, up to and including $24 billion	0.5100
Over $24 billion, up to and including $32 billion	0.4800
Over $32 billion, up to and including $40 billion	0.4500
Over $40 billion	0.4275
Expense Waivers: Effective March 3, 2022, BFA implemented a voluntary waiver of its investment advisory fee for the Fund, which was applied to management fees for the six months ended February 28, 2026.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended February 28, 2026, the amount waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MSCI Russia	$1,232
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Notes to Financial Statements
12

Notes to Financial Statements (unaudited) (continued)
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: During the six months ended February 28, 2026, the Fund received a reimbursement of $711 from an affiliate, which is included in reimbursement of excise tax in the Statement of Operations.
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6. PURCHASES AND SALES
There were no purchases and sales transactions for the six months ended February 28, 2026.
There were no in-kind transactions for the six months ended February 28, 2026.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards of $378,878,183 available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Russia	$180,123,732	$—	$(179,678,002)	$(179,678,002)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. Russia launched a large-scale invasion of Ukraine on February 24, 2022. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. Jurisdictions have instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in Russia's stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but have been, and may continue to be, significant. Any such disruptions caused by the Russian military action or any response to such activity from the international community may negatively impact Russia's economy and Russian issuers of securities in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
9. CAPITAL SHARE TRANSACTIONS
On March 1, 2022, the Fund suspended new creations of its shares. On August 3, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund. Refer to Note 2 for more information.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
14

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Glossary of Terms Used in this Report
16

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares MSCI World ETF | URTH | NYSE Arca

2

Schedule of Investments (unaudited)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
ANZ Group Holdings Ltd.	241,427	$6,871,182
APA Group	94,229	616,722
Aristocrat Leisure Ltd.	45,480	1,554,810
ASX Ltd.	14,712	554,416
BHP Group Ltd.	409,648	16,621,576
Brambles Ltd.	109,175	1,947,040
CAR Group Ltd.	28,044	529,430
Cochlear Ltd.	5,616	795,251
Coles Group Ltd.	111,187	1,630,602
Commonwealth Bank of Australia	135,861	16,856,477
Computershare Ltd.	41,543	915,978
CSL Ltd.	39,293	4,113,450
Evolution Mining Ltd.	161,959	1,921,490
Fortescue Ltd.	137,870	2,070,975
Goodman Group	162,416	3,340,958
Insurance Australia Group Ltd.	194,909	923,498
IREN Ltd.(a)	26,624	1,090,253
Lottery Corp. Ltd.(The)	171,199	671,438
Lynas Rare Earths Ltd.(a)	74,543	988,011
Macquarie Group Ltd.	29,462	4,471,163
Medibank Pvt Ltd.	213,346	664,912
National Australia Bank Ltd.	249,158	8,683,797
Northern Star Resources Ltd.	109,133	2,392,168
Origin Energy Ltd.	134,753	1,165,604
Pro Medicus Ltd.	4,564	421,201
Qantas Airways Ltd.	73,290	518,709
QBE Insurance Group Ltd.	121,862	1,892,442
REA Group Ltd.	3,964	468,971
Rio Tinto Ltd.	29,869	3,550,827
Santos Ltd.	269,626	1,299,370
Scentre Group	436,786	1,187,290
SGH Ltd.	15,827	525,207
Sigma Healthcare Ltd.	315,653	636,250
Sonic Healthcare Ltd.	34,854	591,488
South32 Ltd.	356,615	1,168,229
Stockland	192,371	699,577
Suncorp Group Ltd.	83,064	864,568
Telstra Group Ltd.	316,879	1,168,108
Transurban Group	258,501	2,635,341
Vicinity Ltd.	302,762	527,742
Washington H Soul Pattinson & Co. Ltd.	27,794	756,117
Wesfarmers Ltd.	91,762	5,198,605
Westpac Banking Corp.	274,753	8,305,525
WiseTech Global Ltd.	16,585	561,459
Woodside Energy Group Ltd.	156,538	3,196,034
Woolworths Group Ltd.	95,110	2,438,262
Xero Ltd.(a)	13,220	780,388
		120,782,911
Austria — 0.1%
BAWAG Group AG(b)	6,244	967,089
Erste Group Bank AG	25,937	3,078,571
OMV AG	11,225	727,157
Raiffeisen Bank International AG	10,832	538,133
Verbund AG	5,199	370,189
		5,681,139
Belgium — 0.3%
Ageas SA/NV	13,218	981,128
Anheuser-Busch InBev SA/NV	79,688	6,479,846
Argenx SE(a)	4,906	3,795,422
D'ieteren Group	1,788	386,603
Security	Shares	Value
Belgium (continued)
Elia Group SA/NV, Class B	3,993	$634,423
Financiere de Tubize SA	1,650	443,247
Groupe Bruxelles Lambert NV	8,626	865,534
KBC Group NV	19,034	2,577,831
Lotus Bakeries NV	19	236,306
Sofina SA	1,091	324,072
Syensqo SA	5,710	325,559
UCB SA	9,489	2,850,338
		19,900,309
Canada — 3.6%
Agnico Eagle Mines Ltd.	40,027	10,054,214
Alamos Gold, Inc., Class A	34,011	1,843,359
Alimentation Couche-Tard, Inc.	61,151	3,711,066
AltaGas Ltd.	21,917	744,894
ARC Resources Ltd.	52,986	982,769
AtkinsRealis Group, Inc.	13,423	930,424
Bank of Montreal	57,952	8,340,279
Bank of Nova Scotia(The)	100,526	7,626,136
Barrick Mining Corp.	140,629	7,135,320
BCE, Inc.	6,155	161,766
Bombardier, Inc., Class B(a)	7,110	1,469,329
Brookfield Asset Management Ltd., Class A	33,293	1,554,511
Brookfield Corp., Class A	165,852	7,273,389
Brookfield Renewable Corp.	11,085	473,046
CAE, Inc.(a)	24,638	730,624
Cameco Corp.	36,480	4,315,929
Canadian Imperial Bank of Commerce	75,887	7,665,752
Canadian National Railway Co.	43,259	4,854,408
Canadian Natural Resources Ltd.	169,292	7,405,633
Canadian Pacific Kansas City Ltd.	74,695	6,540,501
Canadian Tire Corp. Ltd., Class A, NVS	4,421	620,116
Canadian Utilities Ltd., Class A, NVS	10,325	360,075
CCL Industries, Inc., Class B, NVS	11,696	813,545
Celestica, Inc.(a)	9,304	2,583,607
Cenovus Energy, Inc.	110,703	2,466,379
CGI, Inc.	16,508	1,207,315
Constellation Software, Inc.	1,669	3,084,184
Descartes Systems Group, Inc. (The)(a)	7,425	491,099
Dollarama, Inc.	21,834	3,214,474
Element Fleet Management Corp.	35,689	850,068
Emera, Inc.	23,365	1,215,655
Empire Co. Ltd., Class A, NVS	13,200	468,176
Enbridge, Inc.	175,482	9,323,104
Fairfax Financial Holdings Ltd.	1,581	2,721,156
First Quantum Minerals Ltd.(a)	59,017	1,766,984
FirstService Corp.	3,061	482,337
Fortis, Inc./Canada	41,843	2,407,111
Franco-Nevada Corp.	15,161	4,237,366
George Weston Ltd.	13,300	976,208
GFL Environmental, Inc.	19,283	852,153
Gildan Activewear, Inc.(c)	14,229	969,811
Great-West Lifeco, Inc.	23,053	1,113,737
Hydro One Ltd.(b)	25,678	1,103,511
iA Financial Corp., Inc.	8,211	933,816
IGM Financial, Inc.	6,870	341,775
Imperial Oil Ltd.	15,370	1,797,796
Intact Financial Corp.	14,056	2,713,718
Ivanhoe Mines Ltd., Class A(a)(c)	60,126	687,633
Keyera Corp.	17,369	662,901
Kinross Gold Corp.	97,624	3,608,520
Loblaw Companies Ltd.	52,353	2,426,419
Lundin Gold, Inc.	8,778	827,380
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Lundin Mining Corp.(c)	52,302	$1,666,394
Magna International, Inc.	21,811	1,375,290
Manulife Financial Corp.	136,915	4,875,160
Metro, Inc.	18,556	1,322,135
National Bank of Canada	31,431	4,386,584
Nutrien Ltd.	39,559	2,975,227
Open Text Corp.	20,613	510,621
Pan American Silver Corp.	34,162	2,343,668
Pembina Pipeline Corp.	45,898	2,017,217
Power Corp. of Canada	46,366	2,329,092
RB Global, Inc.	14,250	1,435,499
Restaurant Brands International, Inc.	25,304	1,815,366
Rogers Communications, Inc., Class B, NVS	26,930	1,074,791
Royal Bank of Canada	114,340	19,117,718
Saputo, Inc.	19,524	623,199
Shopify, Inc., Class A(a)	98,621	11,905,663
Stantec, Inc.	8,558	792,402
Sun Life Financial, Inc.	44,320	2,904,738
Suncor Energy, Inc.	100,350	5,668,390
TC Energy Corp.	81,756	5,253,410
Teck Resources Ltd., Class B	35,833	2,104,455
TELUS Corp.	33,694	461,917
TFI International, Inc.	6,317	754,724
Thomson Reuters Corp.	12,997	1,251,344
TMX Group Ltd.	21,051	710,059
Toromont Industries Ltd.(c)	6,292	976,516
Toronto-Dominion Bank(The)	137,499	13,394,573
Tourmaline Oil Corp.	26,764	1,256,528
Waste Connections, Inc.	21,015	3,617,312
Wheaton Precious Metals Corp.	36,735	5,985,916
Whitecap Resources, Inc.	99,623	994,733
WSP Global, Inc.	9,939	1,683,666
		248,725,785
China — 0.0%
Wharf Holdings Ltd.(The)	52,000	172,150
Denmark — 0.4%
AP Moller - Maersk A/S, Class A	299	732,890
AP Moller - Maersk A/S, Class B, NVS(c)	374	928,587
Carlsberg A/S, Class B	7,526	1,170,795
Coloplast A/S, Class B	10,502	813,724
Danske Bank A/S	51,009	2,661,369
Demant A/S(a)(c)	8,418	262,541
DSV A/S	16,220	4,186,730
Genmab A/S(a)	5,360	1,578,126
Novo Nordisk A/S, Class B	259,606	9,819,214
Novonesis Novozymes B, Class B	28,530	1,696,785
Orsted A/S(a)(b)	44,492	1,048,177
Pandora A/S	7,482	591,455
Rockwool AS, Class B	6,719	222,785
Tryg A/S	27,531	681,714
Vestas Wind Systems A/S	80,841	2,066,643
		28,461,535
Finland — 0.2%
Elisa OYJ	10,813	555,400
Fortum OYJ	34,154	798,575
Kesko OYJ, Class B	20,574	506,983
Kone OYJ, Class B	27,916	2,104,677
Metso OYJ	51,555	1,071,815
Neste OYJ	32,291	806,915
Nokia OYJ	455,123	3,493,077
Orion OYJ, Class B	8,148	652,713
Security	Shares	Value
Finland (continued)
Sampo OYJ, Class A	199,734	$2,213,670
Stora Enso OYJ, Class R	44,856	608,456
UPM-Kymmene OYJ	44,274	1,409,915
Wartsila OYJ Abp	40,867	1,774,633
		15,996,829
France — 2.7%
Accor SA	15,697	911,135
Aeroports de Paris SA	2,158	301,114
Air Liquide SA	46,513	9,780,531
Airbus SE	48,044	10,432,893
Alstom SA(a)	29,212	971,792
Amundi SA(b)	4,727	450,922
ArcelorMittal SA	34,563	2,264,184
AXA SA	135,602	6,631,221
Ayvens SA(b)	28,603	363,094
BioMerieux	3,145	371,713
BNP Paribas SA	80,382	9,025,423
Bollore SE	69,738	407,371
Bouygues SA	17,555	1,086,412
Bureau Veritas SA	26,055	905,450
Capgemini SE	12,886	1,628,492
Carrefour SA	47,809	906,714
Cie de Saint-Gobain SA	36,067	3,655,093
Cie Generale des Etablissements Michelin SCA	54,733	2,213,469
Covivio SA/France	4,091	299,862
Credit Agricole SA	93,971	2,076,098
Danone SA	52,571	4,521,052
Dassault Aviation SA	1,823	732,188
Dassault Systemes SE	53,871	1,179,708
Eiffage SA	6,223	1,073,109
Engie SA	146,740	5,013,090
EssilorLuxottica SA	23,765	6,290,283
Eurofins Scientific SE	10,365	835,214
Euronext NV(b)	6,618	1,093,404
Gecina SA	3,487	321,930
Getlink SE	33,999	738,196
Hermes International SCA	2,526	6,071,148
Ipsen SA	2,819	550,276
Kering SA	6,061	2,032,487
Klepierre SA	16,433	691,559
Legrand SA	20,052	3,631,961
L'Oreal SA	19,561	9,165,230
LVMH Moet Hennessy Louis Vuitton SE	20,196	12,905,654
Orange SA	150,275	3,237,306
Pernod Ricard SA	16,372	1,510,815
Publicis Groupe SA	18,435	1,641,546
Renault SA	14,942	565,078
Rexel SA	17,885	774,562
Safran SA	29,099	11,719,295
Sanofi SA	91,484	8,947,254
Sartorius Stedim Biotech	2,098	453,383
Schneider Electric SE	44,161	14,432,248
Societe Generale SA	57,786	5,007,769
Sodexo SA	6,673	365,260
STMicroelectronics NV	52,658	1,756,937
Thales SA	7,924	2,405,070
TotalEnergies SE	160,525	12,858,310
Unibail-Rodamco-Westfield, New	9,583	1,200,631
Veolia Environnement SA	54,603	2,312,258
Vinci SA	40,344	6,696,542
		187,413,736
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 2.3%
adidas AG	13,708	$2,543,314
Allianz SE, Registered	31,367	14,086,205
BASF SE	71,006	4,067,234
Bayer AG, Registered	78,453	3,881,919
Bayerische Motoren Werke AG	22,687	2,377,675
Beiersdorf AG	7,568	957,321
Brenntag SE	11,721	720,904
Commerzbank AG	62,315	2,528,096
Continental AG	8,232	709,384
CTS Eventim AG & Co. KGaA	4,965	402,066
Daimler Truck Holding AG	43,885	2,214,179
Delivery Hero SE, Class A(a)(b)	16,069	369,585
Deutsche Bank AG, Registered	156,718	5,556,146
Deutsche Boerse AG	15,329	4,189,307
Deutsche Lufthansa AG, Registered	51,335	548,332
Deutsche Post AG, Registered	74,600	4,392,830
Deutsche Telekom AG, Registered	297,820	11,960,495
E.ON SE	180,337	4,193,537
Evonik Industries AG	20,657	359,167
Fresenius Medical Care AG	15,619	727,533
Fresenius SE & Co. KGaA	35,653	2,137,274
GEA Group AG	11,715	908,306
Hannover Rueck SE	4,551	1,379,054
Heidelberg Materials AG	10,862	2,419,971
Henkel AG & Co. KGaA	7,904	715,849
Hensoldt AG	5,156	452,308
HOCHTIEF AG	1,281	617,905
Infineon Technologies AG	105,268	5,673,401
Knorr-Bremse AG	5,521	722,623
LEG Immobilien SE	5,573	466,222
Mercedes-Benz Group AG	59,416	4,110,911
Merck KGaA	10,517	1,593,491
MTU Aero Engines AG	4,094	1,764,665
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,740	7,009,171
Nemetschek SE	4,356	347,032
Rational AG	364	315,482
Rheinmetall AG	3,703	7,325,177
RWE AG	48,298	3,106,946
SAP SE	84,476	16,970,577
Scout24 SE(b)	6,927	588,755
Siemens AG, Registered	61,474	17,774,828
Siemens Energy AG(a)	62,814	12,165,666
Siemens Healthineers AG(b)	27,339	1,356,003
Symrise AG, Class A	11,014	1,006,124
Talanx AG(a)	4,930	620,098
Vonovia SE	59,671	2,023,294
Zalando SE(a)(b)	17,059	414,700
		160,771,062
Hong Kong — 0.5%
AIA Group Ltd.	867,400	9,568,744
BOC Hong Kong Holdings Ltd.	321,500	1,838,901
CK Asset Holdings Ltd.	168,500	1,069,095
CK Hutchison Holdings Ltd.	204,000	1,679,695
CK Infrastructure Holdings Ltd., Class L	56,000	474,862
CLP Holdings Ltd.	151,000	1,430,888
Futu Holdings Ltd., ADR(a)	4,588	682,878
Galaxy Entertainment Group Ltd., Class L	164,000	872,667
Henderson Land Development Co. Ltd.	112,000	506,267
HKT Trust & HKT Ltd., Class SS	325,000	512,317
Hong Kong & China Gas Co. Ltd.	1,009,589	980,869
Hong Kong Exchanges & Clearing Ltd.	76,500	4,087,008
Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	98,500	$852,792
Jardine Matheson Holdings Ltd.	12,500	1,030,503
Link REIT	209,360	1,035,052
MTR Corp. Ltd.	152,500	726,266
Power Assets Holdings Ltd.	126,500	1,025,297
Sands China Ltd.	156,800	354,243
Sino Land Co. Ltd.	226,000	368,382
SITC International Holdings Co. Ltd.	42,000	179,160
Sun Hung Kai Properties Ltd.	135,000	2,509,736
Swire Pacific Ltd., Class A	28,500	306,146
Techtronic Industries Co. Ltd.	139,000	2,251,199
WH Group Ltd.(b)	694,500	873,518
Wharf Real Estate Investment Co. Ltd.	114,000	419,670
		35,636,155
Ireland — 0.1%
AIB Group PLC	159,851	1,659,221
Bank of Ireland Group PLC	82,332	1,603,110
Kerry Group PLC, Class A	13,303	1,182,045
Kingspan Group PLC	11,777	1,165,966
Ryanair Holdings PLC	68,576	2,216,039
		7,826,381
Israel — 0.3%
Azrieli Group Ltd.	3,195	459,131
Bank Hapoalim BM	101,390	2,558,893
Bank Leumi Le-Israel BM	118,329	2,864,688
Check Point Software Technologies Ltd.(a)	7,922	1,204,699
CyberArk Software Ltd., NVS	4,086	183,870
Elbit Systems Ltd.	2,063	1,593,342
ICL Group Ltd.	73,557	348,624
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	89,721	1,085,890
Mizrahi Tefahot Bank Ltd.	10,846	812,609
Monday.com Ltd.(a)(c)	3,673	266,807
Nice Ltd.(a)	4,725	541,098
Nova Ltd.(a)	2,384	1,047,043
Phoenix Financial Ltd.	18,018	921,228
Teva Pharmaceutical Industries Ltd., ADR(a)	94,706	3,206,745
Tower Semiconductor Ltd.(a)	9,125	1,156,420
		18,251,091
Italy — 0.9%
Banca Mediolanum SpA	18,248	391,393
Banca Monte dei Paschi di Siena SpA	159,894	1,560,404
Banco BPM SpA	94,701	1,394,960
BPER Banca SpA	118,397	1,667,495
Buzzi SpA	6,341	365,580
CNH Industrial NV	77,622	954,751
Davide Campari-Milano NV	55,859	420,783
Enel SpA	653,698	7,860,684
Eni SpA	177,272	4,140,141
Ferrari NV	10,084	3,809,960
FinecoBank Banca Fineco SpA	52,737	1,241,117
Generali	68,917	2,934,561
Intesa Sanpaolo SpA	1,150,572	7,894,705
Italgas SpA	49,415	636,841
Leonardo SpA	32,244	2,172,313
Moncler SpA	17,895	1,234,454
Poste Italiane SpA(b)	40,382	1,081,832
Prysmian SpA	21,486	2,588,008
Recordati Industria Chimica e Farmaceutica SpA	8,013	457,814
Snam SpA	153,760	1,193,913
Stellantis NV	157,187	1,275,393
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Telecom Italia SpA/Milano(a)	790,185	$592,923
Tenaris SA, NVS	36,350	993,587
Terna - Rete Elettrica Nazionale	107,001	1,287,575
UniCredit SpA	113,250	9,642,938
Unipol Assicurazioni SpA	30,329	754,540
		58,548,665
Japan — 6.1%
Advantest Corp.	62,000	10,736,502
Aeon Co. Ltd.	183,900	2,618,076
AGC, Inc.	8,300	368,114
Aisin Corp.	31,900	566,242
Ajinomoto Co., Inc.	70,200	2,232,789
ANA Holdings, Inc.	4,800	104,663
Asahi Group Holdings Ltd.	123,400	1,343,535
Asahi Kasei Corp.	122,500	1,443,715
Asics Corp.	45,800	1,403,574
Astellas Pharma, Inc.	153,900	2,561,127
Bandai Namco Holdings, Inc.	45,500	1,233,594
Bridgestone Corp.	83,800	2,022,938
Canon, Inc.	72,100	2,178,993
Capcom Co. Ltd.	30,100	683,583
Central Japan Railway Co.	63,700	1,880,146
Chiba Bank Ltd.(The)	36,900	548,844
Chubu Electric Power Co., Inc.	60,600	1,023,474
Chugai Pharmaceutical Co. Ltd.	53,700	3,621,008
Dai Nippon Printing Co. Ltd.	38,200	793,880
Daifuku Co. Ltd.	28,000	1,155,770
Dai-ichi Life Holdings, Inc.	302,500	3,104,058
Daiichi Sankyo Co. Ltd.	141,000	2,776,996
Daikin Industries Ltd.	23,000	2,922,263
Daito Trust Construction Co. Ltd.	15,500	356,930
Daiwa House Industry Co. Ltd.	42,300	1,526,458
Daiwa Securities Group, Inc.	132,200	1,389,329
Denso Corp.	158,100	2,268,405
Disco Corp.	7,500	3,606,041
East Japan Railway Co.	71,600	1,768,555
Ebara Corp.	38,000	1,334,689
Eisai Co. Ltd.	26,200	882,062
ENEOS Holdings, Inc.	235,100	2,243,006
FANUC Corp.	72,000	3,260,168
Fast Retailing Co. Ltd.	15,400	6,752,324
Fuji Electric Co. Ltd.	11,500	1,019,300
FUJIFILM Holdings Corp.	98,100	2,017,329
Fujikura Ltd.	20,300	3,466,276
Fujitsu Ltd.	136,400	3,040,753
Hankyu Hanshin Holdings, Inc.	21,300	621,276
Hikari Tsushin, Inc.	1,200	339,258
Hitachi Ltd.	373,700	12,233,923
Honda Motor Co. Ltd.	325,100	3,256,670
Hoya Corp.	27,800	5,021,452
Hulic Co. Ltd.	32,600	432,026
Ibiden Co. Ltd.	19,400	1,179,695
Idemitsu Kosan Co. Ltd.	74,200	709,454
IHI Corp.	73,300	2,005,313
Inpex Corp.	72,800	1,777,245
Isuzu Motors Ltd.	38,500	717,561
ITOCHU Corp.	494,000	7,152,540
Japan Airlines Co. Ltd.	4,200	86,779
Japan Exchange Group, Inc.	72,800	990,730
Japan Post Bank Co. Ltd.	152,400	2,983,543
Japan Post Holdings Co. Ltd.	161,200	2,099,250
Japan Post Insurance Co. Ltd.	11,000	359,050
Security	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	100,000	$3,825,941
JFE Holdings, Inc.	42,600	599,684
JX Advanced Metals Corp.	45,700	1,212,846
Kajima Corp.	34,600	1,582,273
Kansai Electric Power Co., Inc.(The)	73,000	1,318,508
Kao Corp.	35,300	1,507,359
Kawasaki Heavy Industries Ltd.	10,800	1,255,805
Kawasaki Kisen Kaisha Ltd.	31,900	512,849
KDDI Corp.	235,900	4,052,174
Keyence Corp.	15,400	6,490,353
Kikkoman Corp.	44,100	424,059
Kioxia Holdings Corp.(a)	15,500	2,094,738
Kirin Holdings Co. Ltd.	67,000	1,162,967
Komatsu Ltd.	72,300	3,470,426
Konami Group Corp.	6,200	827,342
Kubota Corp.	72,900	1,481,852
Kyocera Corp.	108,300	1,912,756
Kyowa Kirin Co. Ltd.	29,400	546,491
Lasertec Corp.	6,500	1,401,419
LY Corp.	258,300	638,449
M3, Inc.	34,400	376,622
Makita Corp.	11,200	433,367
Marubeni Corp.	113,600	4,347,218
MatsukiyoCocokara & Co.	30,400	503,990
Minebea Mitsumi, Inc.	32,100	688,213
Mitsubishi Chemical Group Corp.	123,300	914,977
Mitsubishi Corp.	263,100	8,878,450
Mitsubishi Electric Corp.	160,700	6,116,724
Mitsubishi Estate Co. Ltd.	80,800	2,724,840
Mitsubishi HC Capital, Inc.	67,700	656,134
Mitsubishi Heavy Industries Ltd.	267,300	8,520,959
Mitsubishi UFJ Financial Group, Inc.	914,200	16,971,203
Mitsui & Co. Ltd.	201,400	7,550,424
Mitsui Fudosan Co. Ltd.	233,300	3,144,842
Mitsui OSK Lines Ltd.	30,700	1,139,111
Mizuho Financial Group, Inc.	199,290	8,891,118
MonotaRO Co. Ltd.	28,800	382,898
MS&AD Insurance Group Holdings, Inc.	103,500	2,884,173
Murata Manufacturing Co. Ltd.	134,400	3,514,548
NEC Corp.	104,800	2,905,400
Nexon Co. Ltd.	35,900	762,583
Nidec Corp.	69,000	1,085,113
Nintendo Co. Ltd.	89,600	5,067,720
Nippon Building Fund, Inc.	622	578,648
Nippon Paint Holdings Co. Ltd.	76,200	564,377
Nippon Sanso Holdings Corp.	10,000	383,647
Nippon Steel Corp.	354,135	1,438,669
Nippon Yusen KK	35,500	1,218,939
Nissan Motor Co. Ltd.(a)	196,600	541,623
Nitori Holdings Co. Ltd.	20,700	414,672
Nitto Denko Corp.	58,700	1,361,279
Nomura Holdings, Inc.	242,500	2,251,384
Nomura Research Institute Ltd.	31,300	858,752
NTT, Inc.	2,625,500	2,568,616
Obayashi Corp.	40,400	1,140,529
Obic Co. Ltd.	29,600	797,174
Olympus Corp.	92,100	902,465
Oracle Corp./Japan	1,100	66,404
Oriental Land Co. Ltd./Japan	79,200	1,426,893
ORIX Corp.	97,000	3,404,613
Osaka Gas Co. Ltd.	32,400	1,352,506
Otsuka Corp.	23,900	482,014
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Otsuka Holdings Co. Ltd.	35,600	$2,453,206
Pan Pacific International Holdings Corp.	170,200	1,137,433
Panasonic Holdings Corp.	193,300	3,117,166
Rakuten Group, Inc.(a)	125,500	666,260
Recruit Holdings Co. Ltd.	113,900	4,956,389
Renesas Electronics Corp.	148,500	2,800,532
Resona Holdings, Inc.	168,000	2,049,905
Ryohin Keikaku Co. Ltd.	40,300	919,665
Sanrio Co. Ltd.	11,700	428,963
SBI Holdings, Inc.	57,200	1,223,433
SCREEN Holdings Co. Ltd.	4,200	612,264
Secom Co. Ltd.	31,600	1,225,998
Seibu Holdings, Inc.	17,000	504,663
Sekisui Chemical Co. Ltd.	32,500	632,902
Sekisui House Ltd.	39,500	964,991
Seven & i Holdings Co. Ltd.	168,500	2,376,278
Shimadzu Corp.	23,400	651,325
Shimano, Inc.	4,100	437,698
Shimizu Corp.	40,700	909,691
Shin-Etsu Chemical Co. Ltd.	136,465	5,372,840
Shionogi & Co. Ltd.	66,500	1,570,217
Shiseido Co. Ltd.	33,200	701,005
SMC Corp.	4,600	2,200,424
SoftBank Corp.	2,450,800	3,352,210
SoftBank Group Corp.	309,500	7,925,039
Sompo Holdings, Inc.	72,800	2,888,311
Sony Financial Group, Inc.(a)	503,000	514,465
Sony Group Corp.	492,200	11,314,821
Subaru Corp.	43,900	823,437
Sumitomo Corp.	86,200	3,660,323
Sumitomo Electric Industries Ltd.	57,900	3,825,985
Sumitomo Metal Mining Co. Ltd.	24,900	2,022,329
Sumitomo Mitsui Financial Group, Inc.	296,200	11,177,277
Sumitomo Mitsui Trust Group, Inc.	50,100	1,746,931
Sumitomo Realty & Development Co. Ltd.	48,900	1,653,131
Suntory Beverage & Food Ltd.	6,900	216,989
Suzuki Motor Corp.	132,800	2,008,383
Sysmex Corp.	37,000	349,312
T&D Holdings, Inc.	37,200	1,001,887
Taisei Corp.	9,400	1,221,399
Takeda Pharmaceutical Co. Ltd.	129,426	4,844,053
TDK Corp.	164,600	2,542,806
Terumo Corp.	116,600	1,577,654
TIS, Inc.	16,600	343,082
Toho Co. Ltd./Tokyo	30,500	305,654
Tokio Marine Holdings, Inc.	147,500	6,125,917
Tokyo Electron Ltd.	36,500	10,270,172
Tokyo Gas Co. Ltd.	32,400	1,590,491
Tokyu Corp.	36,100	461,754
Toppan Holdings, Inc.	29,100	996,812
Toray Industries, Inc.	125,800	1,077,252
Toyota Industries Corp.	13,200	1,709,509
Toyota Motor Corp.	764,400	18,520,155
Toyota Tsusho Corp.	56,400	2,521,114
Unicharm Corp.	107,600	736,274
West Japan Railway Co.	39,900	858,313
Yamaha Motor Co. Ltd.	78,000	620,254
Yokogawa Electric Corp.	20,400	813,694
Yokohama Financial Group, Inc.	73,700	795,749
Zensho Holdings Co. Ltd.	4,400	279,298
ZOZO, Inc.	30,900	224,589
		421,583,469
Security	Shares	Value
Jersey — 0.0%
Amcor PLC(c)	37,226	$1,802,855
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(b)	47,180	1,580,188
Adyen NV(a)(b)	2,052	2,409,720
Aegon Ltd.	115,028	875,403
AerCap Holdings NV	14,263	2,131,463
Akzo Nobel NV	14,203	997,744
ASM International NV	3,702	3,122,220
ASML Holding NV	31,391	45,655,326
ASR Nederland NV	12,374	899,129
BE Semiconductor Industries NV	5,948	1,332,873
Coca-Cola Europacific Partners PLC	18,575	2,051,237
CSG NV(a)	16,183	608,648
CVC Capital Partners PLC(b)	16,488	235,258
DSM-Firmenich AG	15,181	1,084,222
EXOR NV, NVS	8,446	741,214
Heineken Holding NV	10,434	903,859
Heineken NV	22,125	2,049,192
ING Groep NV	244,091	7,042,741
InPost SA(a)	16,328	293,086
JDE Peet's NV	14,456	541,948
Koninklijke Ahold Delhaize NV, Class N	75,107	3,706,939
Koninklijke KPN NV	313,011	1,779,347
Koninklijke Philips NV	63,383	2,031,130
Magnum Ice Cream Co. NV (The)(a)	38,903	617,623
Nebius Group NV, Class A(a)	17,158	1,564,638
NN Group NV	19,921	1,633,872
Prosus NV	105,755	5,435,851
QIAGEN NV	15,749	783,028
Randstad NV	9,682	319,235
Universal Music Group NV	88,685	1,996,954
Wolters Kluwer NV	18,990	1,534,117
		95,958,205
New Zealand — 0.0%
Auckland International Airport Ltd.	105,282	578,485
Contact Energy Ltd.	63,870	356,040
Fisher & Paykel Healthcare Corp. Ltd., Class C	46,141	1,128,018
Infratil Ltd.	70,110	471,337
Meridian Energy Ltd.	101,413	343,825
		2,877,705
Norway — 0.2%
Aker BP ASA	24,084	731,735
DNB Bank ASA	70,005	2,215,967
Equinor ASA	69,280	2,075,917
Gjensidige Forsikring ASA	15,692	443,364
Kongsberg Gruppen ASA	34,077	1,381,868
Mowi ASA	38,651	913,068
Norsk Hydro ASA	112,998	1,048,444
Orkla ASA	58,001	794,036
Salmar ASA	5,455	327,162
Telenor ASA	53,472	991,462
Yara International ASA	12,754	645,636
		11,568,659
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	675,099	709,086
EDP Renovaveis SA	22,404	353,942
EDP SA	244,113	1,298,814
Galp Energia SGPS SA	38,687	839,465
Jeronimo Martins SGPS SA	21,895	575,423
		3,776,730
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore — 0.4%
CapitaLand Ascendas REIT	328,816	$698,485
CapitaLand Integrated Commercial Trust	519,827	1,005,704
CapitaLand Investment Ltd./Singapore	212,600	513,759
DBS Group Holdings Ltd.	172,100	7,752,277
Grab Holdings Ltd., Class A(a)	185,796	784,059
Keppel Ltd.	107,600	1,111,358
Oversea-Chinese Banking Corp. Ltd.	273,300	4,625,104
Sea Ltd., ADR(a)	30,866	3,347,418
Sembcorp Industries Ltd.(c)	69,600	336,051
Singapore Airlines Ltd.	139,700	792,274
Singapore Exchange Ltd.	56,570	812,380
Singapore Technologies Engineering Ltd.(c)	126,600	996,204
Singapore Telecommunications Ltd.	636,700	2,533,149
United Overseas Bank Ltd.	99,800	2,911,910
Wilmar International Ltd.	146,900	408,394
Yangzijiang Shipbuilding Holdings Ltd.	194,600	665,137
		29,293,663
Spain — 1.0%
Acciona SA	2,025	587,690
ACS Actividades de Construccion y Servicios SA	14,282	1,842,875
Aena SME SA(b)	56,141	1,769,463
Amadeus IT Group SA	35,899	2,220,423
Banco Bilbao Vizcaya Argentaria SA	464,534	10,759,351
Banco de Sabadell SA	431,212	1,623,525
Banco Santander SA	1,202,387	15,164,582
Bankinter SA	54,550	905,167
CaixaBank SA	333,910	4,115,531
Cellnex Telecom SA(b)	42,623	1,619,918
Endesa SA	24,394	995,183
Ferrovial SE	41,808	3,115,898
Grifols SA	19,072	239,277
Iberdrola SA	524,478	12,379,390
Indra Sistemas SA	6,446	476,272
Industria de Diseno Textil SA	88,221	5,891,167
International Consolidated Airlines Group SA, Class DI	101,064	571,567
Mapfre SA	76,040	353,441
Naturgy Energy Group SA	11,373	353,966
Redeia Corp. SA	5,764	107,133
Repsol SA	94,448	2,137,412
Telefonica SA	317,833	1,442,361
		68,671,592
Sweden — 1.0%
AddTech AB, Class B	20,862	771,142
Alfa Laval AB	23,863	1,408,432
Assa Abloy AB, Class B	79,667	3,391,035
Atlas Copco AB, Class A	219,491	4,722,184
Atlas Copco AB, Class B	126,690	2,375,012
Beijer Ref AB, Class B	36,026	562,089
Boliden AB(a)	20,410	1,617,854
Epiroc AB, Class A	55,122	1,655,892
Epiroc AB, Class B	30,101	782,623
EQT AB	40,102	1,235,992
Essity AB, Class B	47,210	1,499,601
Evolution AB(b)	11,592	698,191
Fastighets AB Balder, Class B(a)	49,464	371,688
H & M Hennes & Mauritz AB, Class B	39,584	843,921
Hexagon AB, Class B	162,371	1,847,170
Holmen AB, Class B	6,043	237,871
Industrivarden AB, Class A	8,962	508,637
Industrivarden AB, Class C	12,416	701,054
Security	Shares	Value
Sweden (continued)
Indutrade AB	20,380	$528,386
Investment AB Latour, Class B	11,713	297,802
Investor AB, Class B	147,434	6,149,700
L E Lundbergforetagen AB, Class B	5,923	387,749
Lifco AB, Class B	18,042	640,146
Nibe Industrier AB, Class B	110,457	451,335
Nordea Bank Abp	246,537	4,770,623
Saab AB, Class B	24,901	1,818,196
Sagax AB, Class B	19,598	414,807
Sandvik AB	84,890	3,741,204
Securitas AB, Class B	38,223	680,202
Skandinaviska Enskilda Banken AB, Class A	122,409	2,602,560
Skanska AB, Class B	26,240	804,436
SKF AB, Class B	29,420	840,962
Spotify Technology SA(a)	12,653	6,515,536
Svenska Cellulosa AB SCA, Class B	45,471	617,307
Svenska Handelsbanken AB, Class A	118,012	1,886,692
Swedbank AB, Class A	68,342	2,625,226
Swedish Orphan Biovitrum AB(a)	15,099	659,773
Tele2 AB, Class B	38,963	822,281
Telefonaktiebolaget LM Ericsson, Class B	243,321	2,812,786
Telia Co. AB	206,321	1,059,212
Trelleborg AB, Class B	17,154	751,933
Volvo AB, Class B	129,503	5,038,754
		72,147,996
Switzerland — 2.5%
ABB Ltd., Registered	127,523	11,877,008
Alcon AG	38,890	3,371,309
Amrize Ltd.(a)(c)	41,364	2,688,246
Avolta AG, Registered	8,539	561,348
Banque Cantonale Vaudoise, Registered	2,433	372,214
Barry Callebaut AG, Registered	319	599,582
Belimo Holding AG, Registered	786	783,391
BKW AG	2,394	470,418
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	58	957,559
Chocoladefabriken Lindt & Spruengli AG, Registered	8	1,317,799
Cie Financiere Richemont SA, Class A, Registered	43,739	8,916,529
EMS-Chemie Holding AG, Registered	634	525,980
Galderma Group AG	12,535	2,365,480
Geberit AG, Registered	2,734	2,298,903
Givaudan SA, Registered	743	2,984,178
Helvetia Holding AG, Registered	7,239	1,879,820
Holcim AG	41,814	3,844,012
Julius Baer Group Ltd.	16,873	1,434,710
Kuehne + Nagel International AG, Registered	4,099	953,744
Logitech International SA, Registered	13,008	1,193,396
Lonza Group AG, Registered	5,954	4,141,260
Nestle SA, Registered	208,272	22,755,882
Novartis AG, Registered	153,263	25,769,908
Partners Group Holding AG	1,825	2,028,033
Roche Holding AG, Bearer	2,699	1,337,787
Roche Holding AG, NVS	56,618	26,944,586
Sandoz Group AG	33,184	2,923,252
Schindler Holding AG, Participation Certificates, NVS	3,684	1,402,615
Schindler Holding AG, Registered	1,738	633,582
SGS SA	12,447	1,572,373
Sika AG, Registered	12,297	2,539,982
Sonova Holding AG, Registered	4,264	1,111,648
Straumann Holding AG	9,015	1,079,327
Swatch Group AG (The), Bearer	2,708	692,819
Swiss Life Holding AG, Registered	2,251	2,577,749
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Swiss Prime Site AG, Registered	6,947	$1,325,625
Swiss Re AG	23,982	4,221,772
Swisscom AG, Registered	1,818	1,705,284
UBS Group AG, Registered	256,824	10,670,996
VAT Group AG(b)	2,402	1,694,094
Zurich Insurance Group AG	11,722	8,842,193
		175,366,393
United Kingdom — 3.9%
3i Group PLC	78,094	3,488,918
Admiral Group PLC	20,165	805,581
Airtel Africa PLC(b)	73,951	346,957
Anglo American PLC, NVS	89,345	4,457,651
Antofagasta PLC	29,442	1,691,524
Ashtead Group PLC	33,401	2,392,407
Associated British Foods PLC	26,560	707,355
AstraZeneca PLC	125,172	26,340,288
Auto Trader Group PLC(b)	71,575	474,109
Aviva PLC	238,909	2,201,649
BAE Systems PLC	239,145	6,828,915
Barclays PLC	1,128,470	6,849,492
Barratt Redrow PLC	108,712	532,238
BP PLC	1,273,978	8,257,174
British American Tobacco PLC	176,956	11,050,086
BT Group PLC	529,910	1,544,475
Bunzl PLC	25,148	742,013
Centrica PLC	436,986	1,171,885
Coca-Cola HBC AG, Class DI(a)	20,223	1,312,702
Compass Group PLC	134,160	4,108,445
Diageo PLC	177,202	3,974,027
Endeavour Mining PLC	15,887	1,135,094
Entain PLC	45,307	351,036
Experian PLC	75,246	2,832,198
Fresnillo PLC	17,868	1,019,535
Glencore PLC	814,950	5,888,514
GSK PLC	326,152	9,691,048
Haleon PLC	723,612	3,971,862
Halma PLC	28,360	1,595,806
HSBC Holdings PLC	1,392,055	26,018,919
Imperial Brands PLC	61,792	2,767,593
Informa PLC	112,176	1,266,946
InterContinental Hotels Group PLC	13,759	1,890,765
Intertek Group PLC	12,097	770,822
J Sainsbury PLC	130,339	613,024
JD Sports Fashion PLC	192,360	211,909
Kingfisher PLC	156,856	788,990
Land Securities Group PLC	52,544	456,489
Legal & General Group PLC	477,554	1,744,387
Lloyds Banking Group PLC	4,788,824	6,541,613
London Stock Exchange Group PLC	37,895	4,514,942
M&G PLC	193,880	827,856
Marks & Spencer Group PLC	159,192	851,056
Melrose Industries PLC	103,547	787,914
National Grid PLC	391,952	7,332,106
NatWest Group PLC, NVS	654,181	5,431,283
Next PLC	9,983	1,819,297
Pearson PLC	56,211	723,397
Phoenix Group Holdings PLC	52,223	539,398
Prudential PLC	211,601	3,240,986
Reckitt Benckiser Group PLC	53,013	4,670,387
RELX PLC	147,812	5,163,572
Rentokil Initial PLC	190,051	1,174,199
Rio Tinto PLC	92,465	9,160,483
Security	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC	681,381	$12,252,650
Sage Group PLC(The)	82,315	905,773
Schroders PLC	54,937	432,596
Segro PLC	103,580	1,172,563
Severn Trent PLC	23,399	1,032,817
Shell PLC	468,266	19,612,325
Smith & Nephew PLC	65,575	1,210,517
Smiths Group PLC	29,573	1,093,325
Spirax Group PLC	5,415	577,007
SSE PLC	97,576	3,526,921
Standard Chartered PLC	159,586	3,936,573
Tesco PLC	530,269	3,432,713
Unilever PLC	178,989	13,152,484
United Utilities Group PLC	50,808	952,366
Vodafone Group PLC	1,548,398	2,384,269
Whitbread PLC	15,063	527,381
Wise PLC, Class A(a)	47,219	547,120
		271,820,717
United States — 69.9%
3M Co.	43,075	7,121,159
Abbott Laboratories	140,133	16,304,475
AbbVie, Inc.	142,513	33,074,417
Accenture PLC, Class A	50,641	10,569,790
Adobe, Inc.(a)	33,836	8,878,905
Advanced Micro Devices, Inc.(a)	131,505	26,328,616
AECOM	10,299	1,009,096
Affirm Holdings, Inc.(a)	21,790	1,023,694
Aflac, Inc.	41,069	4,637,922
Agilent Technologies, Inc.	23,021	2,794,289
Air Products and Chemicals, Inc.	17,751	4,893,418
Airbnb, Inc., Class A(a)	35,297	4,768,978
Allegion PLC	6,808	1,097,109
Alliant Energy Corp.	20,284	1,467,345
Allstate Corp.(The)	21,258	4,560,266
Alnylam Pharmaceuticals, Inc.(a)	10,336	3,441,061
Alphabet, Inc., Class A	471,909	147,122,350
Alphabet, Inc., Class C, NVS	395,224	123,084,610
Altria Group, Inc.	135,896	9,382,260
Amazon.com, Inc.(a)	780,155	163,832,550
Ameren Corp.	21,982	2,490,121
American Electric Power Co., Inc.	42,719	5,716,657
American Express Co.	45,116	13,936,332
American International Group, Inc.	44,759	3,602,652
American Tower Corp.	37,734	7,239,645
American Water Works Co., Inc.	14,999	2,040,314
Ameriprise Financial, Inc.	7,754	3,645,310
AMETEK, Inc.	18,537	4,434,421
Amgen, Inc.	43,399	16,845,756
Amphenol Corp., Class A	98,791	14,429,413
Analog Devices, Inc.	40,237	14,315,922
Annaly Capital Management, Inc.	43,979	1,022,072
Aon PLC, Class A	16,570	5,558,738
Apollo Global Management, Inc.	35,314	3,693,844
Apple, Inc.	1,191,813	314,853,158
Applied Materials, Inc.	64,421	23,983,938
AppLovin Corp., Class A(a)	18,684	8,123,243
Aptiv PLC(a)	17,801	1,309,086
Arch Capital Group Ltd.(a)	28,742	2,878,511
Archer-Daniels-Midland Co.	38,627	2,666,808
Ares Management Corp., Class A	17,480	1,957,935
Arista Networks, Inc.(a)	85,773	11,450,695
Arthur J Gallagher & Co.	20,643	4,710,733
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
AST SpaceMobile, Inc., Class A(a)	18,241	$1,444,505
Astera Labs, Inc.(a)	10,951	1,301,307
AT&T, Inc.	576,703	16,153,451
Atlassian Corp., Class A(a)	13,379	1,005,164
Atmos Energy Corp.	12,546	2,343,467
Autodesk, Inc.(a)	17,287	4,250,355
Automatic Data Processing, Inc.	32,699	7,009,358
AutoZone, Inc.(a)	1,401	5,261,568
AvalonBay Communities, Inc.	11,482	2,034,955
Avery Dennison Corp.	6,392	1,255,069
Axon Enterprise, Inc.(a)	5,849	3,172,498
Baker Hughes Co., Class A	79,466	5,185,951
Ball Corp.	21,545	1,446,316
Bank of America Corp.	555,596	27,685,349
Bank of New York Mellon Corp.(The)	55,807	6,646,614
Becton Dickinson & Co.	22,892	4,039,980
Berkshire Hathaway, Inc., Class B(a)	111,533	56,318,588
Best Buy Co., Inc.	16,473	1,020,832
Biogen, Inc.(a)	11,965	2,295,126
Blackrock, Inc.(d)	11,886	12,637,552
Blackstone, Inc., NVS	58,818	6,668,197
Block, Inc.(a)	44,767	2,851,658
Bloom Energy Corp., Class A(a)	18,312	2,850,629
Boeing Co. (The)(a)	63,041	14,343,719
Booking Holdings, Inc.	2,639	11,187,645
Boston Scientific Corp.(a)	119,620	9,192,797
Bristol-Myers Squibb Co.	163,777	10,214,771
Broadcom, Inc.	365,234	116,710,525
Broadridge Financial Solutions, Inc.	9,066	1,685,097
Brown & Brown, Inc.	23,828	1,711,327
Builders FirstSource, Inc.(a)	9,470	987,626
Bunge Global SA	11,417	1,377,461
Burlington Stores, Inc.(a)	5,211	1,599,100
Cadence Design Systems, Inc.(a)	22,168	6,681,435
Capital One Financial Corp.	51,538	10,082,894
Cardinal Health, Inc.	19,961	4,575,660
Carlisle Companies, Inc.	3,623	1,430,252
Carlyle Group, Inc.(The)	19,009	988,278
Carnival Corp.	82,760	2,611,078
Carrier Global Corp.	61,967	3,990,675
Carvana Co., Class A(a)	10,617	3,547,777
Casey's General Stores, Inc.	3,006	2,060,884
Caterpillar, Inc.	38,005	28,231,254
Cboe Global Markets, Inc.	8,662	2,596,175
CBRE Group, Inc., Class A(a)	24,762	3,656,357
CDW Corp.	10,540	1,292,626
Cencora, Inc.	14,891	5,541,537
Centene Corp.(a)	42,662	1,914,671
CenterPoint Energy, Inc.	52,086	2,265,741
CF Industries Holdings, Inc.	14,802	1,473,391
CH Robinson Worldwide, Inc.	8,761	1,622,975
Charles Schwab Corp.(The)	139,669	13,296,489
Charter Communications, Inc., Class A(a)	7,594	1,781,780
Cheniere Energy, Inc.	18,064	4,258,227
Chevron Corp.	155,881	29,112,336
Chipotle Mexican Grill, Inc., Class A(a)	108,331	4,032,080
Chubb Ltd.	30,666	10,452,813
Church & Dwight Co., Inc.	18,975	1,989,718
Ciena Corp.(a)	11,608	4,047,710
Cigna Group(The)	21,584	6,255,475
Cincinnati Financial Corp.	12,084	1,981,534
Cintas Corp.	29,393	5,911,814
Security	Shares	Value
United States (continued)
Cisco Systems, Inc.	320,940	$25,501,892
Citigroup, Inc.	145,087	15,987,137
Citizens Financial Group, Inc.	35,270	2,122,901
Clorox Co.(The)	10,452	1,329,076
Cloudflare, Inc., Class A(a)	24,510	4,220,377
CME Group, Inc.	29,131	9,307,354
CMS Energy Corp.	22,924	1,789,677
Coca-Cola Co.(The)	330,550	26,959,658
Cognizant Technology Solutions Corp., Class A	40,103	2,583,836
Coherent Corp.(a)	16,560	4,287,881
Coinbase Global, Inc., Class A(a)	16,123	2,835,230
Colgate-Palmolive Co.	62,140	6,160,560
Comcast Corp., Class A	301,128	9,322,923
Comfort Systems USA, Inc.	2,902	4,148,032
ConocoPhillips	100,967	11,455,716
Consolidated Edison, Inc.	28,205	3,173,627
Constellation Brands, Inc., Class A	12,764	2,014,925
Constellation Energy Corp.	25,444	8,393,467
Cooper Companies, Inc. (The)(a)	15,430	1,291,028
Copart, Inc.(a)	74,296	2,829,935
CoreWeave, Inc., Class A(a)(c)	19,023	1,513,470
Corning, Inc.	65,386	9,832,747
Corpay, Inc.(a)	5,775	1,877,452
Corteva, Inc.	55,734	4,465,408
CoStar Group, Inc.(a)	34,241	1,528,176
Costco Wholesale Corp.	35,746	36,131,699
Coterra Energy, Inc.	58,748	1,797,101
Credo Technology Group Holding Ltd.(a)	12,804	1,437,505
CRH PLC	54,682	6,560,746
Crowdstrike Holdings, Inc., Class A(a)	19,988	7,435,136
Crown Castle, Inc.	34,557	3,094,234
CSX Corp.	150,773	6,436,499
Cummins, Inc.	10,945	6,390,457
Curtiss-Wright Corp.	2,990	2,093,987
CVS Health Corp.	102,777	8,211,882
Danaher Corp.	52,344	11,025,740
Darden Restaurants, Inc.	9,040	1,933,204
Datadog, Inc., Class A(a)	23,331	2,612,139
Deckers Outdoor Corp.(a)	12,417	1,456,142
Deere & Co.	20,803	13,099,857
Dell Technologies, Inc., Class C	25,203	3,732,060
Delta Air Lines, Inc.	13,473	885,176
Devon Energy Corp.	49,600	2,159,088
Dexcom, Inc.(a)	31,041	2,279,341
Diamondback Energy, Inc.	15,266	2,657,505
Dick's Sporting Goods, Inc.	4,857	989,031
Digital Realty Trust, Inc.	26,853	4,758,352
Dollar General Corp.	18,059	2,821,538
Dollar Tree, Inc.(a)	15,638	1,977,894
Dominion Energy, Inc.	69,100	4,362,974
Domino's Pizza, Inc.	2,788	1,122,198
DoorDash, Inc., Class A(a)	30,943	5,460,511
Dover Corp.	11,231	2,532,590
Dow, Inc.	55,225	1,697,064
DR Horton, Inc.	22,402	3,593,057
DraftKings, Inc., Class A (a)	36,415	868,134
DTE Energy Co.	16,231	2,406,083
Duke Energy Corp.	63,320	8,285,422
DuPont de Nemours, Inc.	33,568	1,679,743
Eaton Corp. PLC	31,794	11,952,000
eBay, Inc.	37,359	3,394,439
EchoStar Corp., Class A(a)	11,592	1,339,224
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Ecolab, Inc.	20,676	$6,375,445
Edison International	31,513	2,355,282
Edwards Lifesciences Corp.(a)	47,250	4,085,707
Electronic Arts, Inc.	20,104	4,032,259
Elevance Health, Inc.	18,473	5,911,360
Eli Lilly & Co.	65,099	68,483,497
EMCOR Group, Inc.	3,663	2,654,283
Emerson Electric Co.	45,896	6,918,822
Entegris, Inc.	12,629	1,672,711
Entergy Corp.	35,621	3,815,365
EOG Resources, Inc.	45,467	5,641,545
EQT Corp.	45,151	2,773,174
Equifax, Inc.	9,876	2,063,689
Equinix, Inc.	7,892	7,688,860
Equitable Holdings, Inc.	18,126	729,028
Equity Residential	27,682	1,749,779
Erie Indemnity Co., Class A, NVS	2,052	552,891
Essex Property Trust, Inc.	4,906	1,251,570
Estee Lauder Companies, Inc. (The), Class A	18,963	2,075,880
Everest Group Ltd.	3,262	1,094,368
Evergy, Inc.	18,454	1,543,862
Eversource Energy	29,026	2,212,071
Exelon Corp.	81,987	4,055,897
Expand Energy Corp.	16,464	1,776,795
Expedia Group, Inc.	10,056	2,168,979
Expeditors International of Washington, Inc.	11,764	1,706,133
Extra Space Storage, Inc.	17,164	2,592,279
Exxon Mobil Corp.	341,958	52,148,595
F5, Inc.(a)	4,698	1,274,849
Fair Isaac Corp.(a)	2,049	2,887,779
Fastenal Co.	92,360	4,252,254
FedEx Corp.	18,403	7,121,961
Ferguson Enterprises, Inc.	16,102	4,198,758
Fidelity National Financial, Inc.	21,163	1,119,099
Fidelity National Information Services, Inc.	43,764	2,230,213
Fifth Third Bancorp	72,798	3,601,317
First Citizens BancShares, Inc., Class A	773	1,467,270
First Solar, Inc.(a)	8,391	1,654,705
FirstEnergy Corp.	45,732	2,339,649
Fiserv, Inc.(a)	45,020	2,804,296
Flex Ltd.(a)	30,792	1,940,512
Flutter Entertainment PLC, Class DI(a)	13,493	1,432,147
Ford Motor Co.	313,084	4,411,354
Fortinet, Inc.(a)	53,314	4,213,405
Fortive Corp.	28,636	1,695,251
Fox Corp., Class A, NVS	18,446	1,039,248
Fox Corp., Class B	13,048	674,973
Freeport-McMoRan, Inc.	114,902	7,822,528
FTAI Aviation Ltd.	8,317	2,543,339
Gaming and Leisure Properties, Inc.	22,329	1,092,111
Garmin Ltd.	13,065	3,303,224
Gartner, Inc.(a)	6,332	995,390
GE HealthCare Technologies, Inc., NVS(a)	36,791	3,100,378
GE Vernova, Inc.	22,229	19,419,254
Gen Digital, Inc.	47,104	1,063,137
General Dynamics Corp.	18,870	6,737,533
General Electric Co.	85,747	29,347,768
General Mills, Inc.	46,229	2,090,938
General Motors Co.	78,068	6,144,732
Genuine Parts Co.	11,102	1,324,025
Gilead Sciences, Inc.	100,556	14,977,816
Global Payments, Inc.	20,947	1,601,608
Security	Shares	Value
United States (continued)
GoDaddy, Inc., Class A(a)	10,990	$957,888
Goldman Sachs Group, Inc.(The)	24,494	21,054,308
Graco, Inc.	13,254	1,244,816
Halliburton Co.	72,680	2,616,480
Hanover Insurance Group, Inc.(The)	23,253	3,274,720
HCA Healthcare, Inc.	13,225	7,005,282
Healthpeak Properties, Inc.	56,046	990,893
HEICO Corp.	3,447	1,101,179
HEICO Corp., Class A	5,812	1,395,519
Hershey Co.(The)	11,709	2,766,603
Hewlett Packard Enterprise Co.	101,209	2,172,957
Hilton Worldwide Holdings, Inc.	19,645	6,124,918
Hologic, Inc.(a)	19,798	1,491,977
Home Depot, Inc.(The)	80,150	30,514,708
Honeywell International, Inc.	51,332	12,503,962
Hormel Foods Corp.	24,294	621,926
Howmet Aerospace, Inc.	31,075	8,158,120
HP, Inc.	78,810	1,496,602
Hubbell, Inc., Class B	4,368	2,234,800
HubSpot, Inc.(a)	3,894	1,030,002
Humana, Inc.	9,636	1,836,043
Huntington Bancshares, Inc./Ohio	163,692	2,750,026
Hyatt Hotels Corp., Class A	3,847	621,291
IDEX Corp.	5,983	1,253,259
IDEXX Laboratories, Inc.(a)	6,593	4,329,821
Illinois Tool Works, Inc.	22,382	6,504,881
Illumina, Inc.(a)(c)	12,230	1,644,446
Incyte Corp.(a)	15,174	1,536,671
Ingersoll Rand, Inc.	32,841	3,091,652
Insmed, Inc.(a)	17,392	2,597,147
Insulet Corp.(a)	5,673	1,399,019
Intel Corp.(a)	365,720	16,680,489
Interactive Brokers Group, Inc., Class A	35,126	2,500,620
Intercontinental Exchange, Inc.	46,645	7,655,844
International Business Machines Corp.	74,693	17,942,006
International Flavors & Fragrances, Inc.	21,122	1,736,862
International Paper Co.	40,304	1,755,239
Intuit, Inc.	22,649	9,264,120
Intuitive Surgical, Inc.(a)	28,838	14,520,221
Invitation Homes, Inc.	50,027	1,317,711
IonQ, Inc.(a)(c)	24,330	933,542
IQVIA Holdings, Inc.(a)	13,733	2,455,598
Iron Mountain, Inc.	23,803	2,578,579
Jabil, Inc.	8,701	2,305,678
Jack Henry & Associates, Inc.	5,967	969,399
Jacobs Solutions, Inc., NVS	10,245	1,412,376
JB Hunt Transport Services, Inc.	6,558	1,530,703
Johnson & Johnson	194,347	48,281,625
Johnson Controls International PLC	49,631	7,161,753
JPMorgan Chase & Co.	220,741	66,288,522
Kenvue, Inc.	157,022	3,002,261
Keurig Dr Pepper, Inc.	103,886	3,145,668
KeyCorp	75,140	1,558,404
Keysight Technologies, Inc.(a)	14,003	4,303,542
Kimberly-Clark Corp.	26,620	2,966,533
Kimco Realty Corp.	55,812	1,314,373
Kinder Morgan, Inc.	160,554	5,341,632
KKR & Co., Inc.	49,842	4,370,147
KLA Corp.	10,712	16,330,980
Kraft Heinz Co.(The)	72,822	1,792,149
Kroger Co.(The)	50,903	3,473,621
L3Harris Technologies, Inc.	15,047	5,485,233
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Labcorp Holdings, Inc.	6,593	$1,906,168
Lam Research Corp.	101,955	23,846,255
Las Vegas Sands Corp.	24,875	1,410,910
Leidos Holdings, Inc.	10,710	1,875,321
Lennar Corp., Class A	17,165	1,962,989
Lennox International, Inc.	2,503	1,426,560
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	16,950	1,552,450
Linde PLC	38,101	19,358,356
Live Nation Entertainment, Inc.(a)	12,791	2,073,933
Lockheed Martin Corp.	17,010	11,193,941
Loews Corp.	14,402	1,584,508
Lowe's Companies, Inc.	44,996	11,904,592
LPL Financial Holdings, Inc.	6,391	1,919,729
Lululemon Athletica, Inc.(a)	8,901	1,648,198
Lumentum Holdings, Inc.(a)	4,654	3,262,035
LyondellBasell Industries NV, Class A	20,016	1,151,320
M&T Bank Corp.	12,616	2,737,420
Marathon Petroleum Corp.	24,860	4,927,501
Markel Group, Inc.(a)	1,045	2,165,731
Marriott International, Inc./MD, Class A	19,077	6,519,183
Marsh & McLennan Companies, Inc.	39,418	7,360,917
Martin Marietta Materials, Inc.	4,701	3,180,556
Marvell Technology, Inc.	69,489	5,676,556
Masco Corp.	19,480	1,395,158
Mastercard, Inc., Class A	69,152	35,766,106
McCormick & Co., Inc./MD, NVS	20,941	1,487,649
McDonald's Corp.	57,636	19,657,334
McKesson Corp.	10,055	9,928,005
Medtronic PLC	103,432	10,101,169
MercadoLibre, Inc.(a)	3,643	6,402,864
Merck & Co., Inc.	202,864	25,118,620
Meta Platforms, Inc., Class A	176,628	114,486,737
MetLife, Inc.	45,728	3,295,617
Mettler-Toledo International, Inc.(a)	1,745	2,384,874
Microchip Technology, Inc.	43,696	3,261,469
Micron Technology, Inc.	91,264	37,634,536
Microsoft Corp.	572,537	224,858,181
Mid-America Apartment Communities, Inc.	9,038	1,209,827
Mondelez International, Inc., Class A	107,690	6,631,550
MongoDB, Inc., Class A(a)	6,592	2,165,274
Monolithic Power Systems, Inc.	3,929	4,489,825
Monster Beverage Corp.(a)	60,274	5,141,372
Moody's Corp.	13,002	6,209,625
Morgan Stanley	97,506	16,235,724
Motorola Solutions, Inc.	13,429	6,476,270
MSCI, Inc., Class A	6,153	3,518,470
Nasdaq, Inc.	37,131	3,251,933
Natera, Inc.(a)	10,110	2,103,284
NetApp, Inc.	17,621	1,745,008
Netflix, Inc.(a)	345,431	33,244,279
Neurocrine Biosciences, Inc.(a)	7,719	1,020,838
Newmont Corp.	88,780	11,541,400
News Corp., Class A, NVS	32,238	783,061
NextEra Energy, Inc.	166,920	15,652,088
NIKE, Inc., Class B	95,245	5,922,334
NiSource, Inc.	37,253	1,762,067
Nordson Corp.	4,506	1,322,241
Norfolk Southern Corp.	18,150	5,712,531
Northern Trust Corp.	17,155	2,454,709
Northrop Grumman Corp.	11,363	8,231,130
NRG Energy, Inc.	16,672	2,983,621
Security	Shares	Value
United States (continued)
Nucor Corp.	19,289	$3,411,838
Nvidia Corp.	1,970,418	349,138,365
NVR, Inc.(a)	240	1,804,270
NXP Semiconductors NV	20,756	4,711,820
Occidental Petroleum Corp.	56,668	3,007,937
Oklo, Inc., Class A(a)(c)	9,127	574,545
Okta, Inc.(a)	13,113	950,692
Old Dominion Freight Line, Inc.	15,694	3,186,667
Omnicom Group, Inc.	25,878	2,207,135
ON Semiconductor Corp.(a)	35,244	2,343,021
ONEOK, Inc.	49,613	4,106,468
Oracle Corp.	138,406	20,124,232
O'Reilly Automotive, Inc.(a)	70,280	6,597,886
Otis Worldwide Corp.	31,650	2,929,524
PACCAR, Inc.	42,524	5,361,851
Packaging Corp. of America	7,356	1,707,622
Palantir Technologies, Inc., Class A(a)	184,140	25,262,167
Palo Alto Networks, Inc.(a)	63,760	9,495,139
Parker-Hannifin Corp.	10,292	10,386,481
Paychex, Inc.	26,085	2,442,860
PayPal Holdings, Inc.	73,407	3,392,137
Pentair PLC	12,522	1,242,057
PepsiCo, Inc.	110,670	18,785,126
Pfizer, Inc.	457,967	12,662,788
PG&E Corp.	176,668	3,356,692
Philip Morris International, Inc.	125,403	23,429,042
Phillips 66	33,912	5,233,639
Pinnacle Financial Partners, Inc.	12,144	1,102,189
Pinterest, Inc., Class A(a)(c)	48,125	824,381
PNC Financial Services Group, Inc.(The)	31,641	6,718,966
PPG Industries, Inc.	18,304	2,256,334
PPL Corp.	60,146	2,344,491
Principal Financial Group, Inc.	17,990	1,716,606
Procter & Gamble Co.(The)	188,939	31,590,601
Progressive Corp.(The)	46,971	10,035,824
Prologis, Inc.	74,638	10,641,140
Prudential Financial, Inc.	28,592	2,812,881
PTC, Inc.(a)	9,698	1,518,610
Public Service Enterprise Group, Inc.	40,030	3,445,382
Public Storage	12,515	3,842,856
PulteGroup, Inc.	15,963	2,190,124
Pure Storage, Inc., Class A(a)	24,861	1,596,573
Qnity Electronics, Inc.	16,790	2,128,300
QUALCOMM, Inc.	86,774	12,353,147
Quanta Services, Inc.	11,814	6,652,227
Quest Diagnostics, Inc.	9,409	1,993,861
Raymond James Financial, Inc.	16,150	2,472,242
Realty Income Corp.	70,559	4,727,453
Reddit, Inc., Class A(a)	8,414	1,226,845
Regency Centers Corp.	14,837	1,172,123
Regeneron Pharmaceuticals, Inc.	8,594	6,717,672
Regions Financial Corp.	74,266	2,066,823
Reliance, Inc.	4,536	1,431,743
Republic Services, Inc., Class A	17,685	4,049,865
ResMed, Inc.	11,782	3,019,255
Revolution Medicines, Inc.(a)	11,757	1,199,449
Rivian Automotive, Inc., Class A(a)	63,722	976,858
Robinhood Markets, Inc., Class A(a)	59,023	4,476,895
ROBLOX Corp., Class A(a)	45,899	3,151,425
Rocket Cos., Inc., Class A	74,090	1,347,697
Rocket Lab Corp.(a)	35,020	2,419,882
Rockwell Automation, Inc.	9,260	3,772,987
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Rollins, Inc.	23,034	$1,402,540
Roper Technologies, Inc.	8,539	2,986,344
Ross Stores, Inc.	27,121	5,577,162
Royal Caribbean Cruises Ltd.	20,887	6,495,022
Royalty Pharma PLC, Class A	32,940	1,522,157
RPM International, Inc.	10,116	1,154,438
RTX Corp.	107,858	21,854,188
S&P Global, Inc.	25,456	11,248,497
Salesforce, Inc.	77,433	15,083,174
Samsara, Inc., Class A(a)	21,391	618,200
SBA Communications Corp., Class A	8,892	1,788,715
Seagate Technology Holdings PLC	17,073	6,963,052
Sempra	52,700	5,073,429
ServiceNow, Inc.(a)	83,249	8,991,724
Sherwin-Williams Co.(The)	19,241	6,976,594
Simon Property Group, Inc.	26,146	5,329,862
SLB Ltd.	121,539	6,239,812
Smurfit WestRock PLC	39,736	1,867,989
Snap, Inc., Class A, NVS(a)	84,970	442,694
Snap-on, Inc.	4,229	1,629,095
Snowflake, Inc.(a)	25,621	4,314,833
SoFi Technologies, Inc.(a)	89,714	1,593,321
Solventum Corp.(a)	11,101	823,694
Southern Co.(The)	89,126	8,679,090
SS&C Technologies Holdings, Inc.	18,583	1,399,114
Starbucks Corp.	91,507	8,969,516
State Street Corp.	22,894	2,944,626
Steel Dynamics, Inc.	12,467	2,407,752
STERIS PLC	8,278	2,088,953
Strategy, Inc., Class A(a)(c)	21,105	2,733,097
Stryker Corp.	27,722	10,741,166
Sun Communities, Inc.	10,387	1,417,410
Super Micro Computer, Inc.(a)	42,243	1,368,251
Synchrony Financial	30,096	2,079,935
Synopsys, Inc.(a)	14,830	6,139,620
Sysco Corp.	39,361	3,588,149
T Rowe Price Group, Inc.	16,325	1,544,835
Take-Two Interactive Software, Inc.(a)	14,816	3,133,288
Tapestry, Inc.	16,875	2,623,556
Targa Resources Corp.	17,047	4,019,683
Target Corp.	36,351	4,136,380
TE Connectivity PLC, NVS	24,221	5,574,463
Teledyne Technologies, Inc.(a)	3,809	2,594,310
Teradyne, Inc.	12,628	4,041,339
Tesla, Inc.(a)	228,496	91,971,925
Texas Instruments, Inc.	73,410	15,570,995
Texas Pacific Land Corp.	4,599	2,411,210
Textron, Inc.	15,298	1,509,148
Thermo Fisher Scientific, Inc.	30,540	15,914,699
TJX Companies, Inc.(The)	90,555	14,639,121
T-Mobile U.S., Inc.	41,318	8,969,725
Toast, Inc., Class A(a)	36,326	992,063
Tractor Supply Co.	43,413	2,250,530
Trade Desk, Inc. (The), Class A(a)	35,101	836,106
Tradeweb Markets, Inc., Class A	9,718	1,197,792
Trane Technologies PLC	18,039	8,339,790
TransDigm Group, Inc.	4,428	5,768,754
TransUnion	15,022	1,179,978
Travelers Companies, Inc.(The)	18,401	5,679,285
Trimble, Inc.(a)	19,710	1,318,008
Truist Financial Corp.	104,983	5,176,712
Twilio, Inc., Class A(a)	13,125	1,587,600
Security	Shares	Value
United States (continued)
Tyler Technologies, Inc.(a)	3,472	$1,231,484
Tyson Foods, Inc., Class A	23,000	1,494,770
U.S. Bancorp	124,974	6,831,079
Uber Technologies, Inc.(a)	160,580	12,110,944
UDR, Inc.	24,199	907,462
Ulta Beauty, Inc.(a)	3,873	2,652,192
Union Pacific Corp.	48,324	12,804,894
United Airlines Holdings, Inc.(a)	6,784	721,139
United Parcel Service, Inc., Class B	59,346	6,881,762
United Rentals, Inc.	5,281	4,436,040
United Therapeutics Corp.(a)	3,507	1,767,177
UnitedHealth Group, Inc.	73,665	21,603,735
Universal Health Services, Inc., Class B	4,756	980,212
Valero Energy Corp.	24,732	5,061,156
Veeva Systems, Inc., Class A(a)	12,111	2,204,323
Ventas, Inc.	35,535	3,061,696
Veralto Corp.	19,708	1,920,150
VeriSign, Inc.	7,708	1,756,962
Verisk Analytics, Inc., Class A	11,192	2,323,123
Verizon Communications, Inc.	338,443	16,969,532
Vertex Pharmaceuticals, Inc.(a)	20,805	10,336,548
Vertiv Holdings Co., Class A	29,160	7,432,592
VICI Properties, Inc., Class A	84,158	2,542,413
Visa, Inc., Class A	137,362	43,975,071
Vistra Corp.	27,338	4,753,805
Vulcan Materials Co.	10,651	3,301,810
W R Berkley Corp.	20,030	1,436,151
Walmart, Inc.	356,017	45,552,375
Walt Disney Co.(The)	145,744	15,454,694
Warner Bros Discovery, Inc.(a)	184,610	5,200,464
Waste Management, Inc.	32,254	7,768,053
Waters Corp.(a)	7,727	2,467,849
Watsco, Inc.	2,813	1,173,949
WEC Energy Group, Inc.	25,815	3,019,322
Wells Fargo & Co.	254,539	20,732,202
Welltower, Inc.	54,124	11,210,163
West Pharmaceutical Services, Inc.	5,998	1,525,531
Western Digital Corp.	28,060	7,848,382
Westinghouse Air Brake Technologies Corp.	13,764	3,633,008
Weyerhaeuser Co.	58,060	1,424,212
Williams Companies, Inc.(The)	98,756	7,379,048
Williams-Sonoma, Inc.	9,684	1,991,515
Willis Towers Watson PLC	7,884	2,405,960
Workday, Inc., Class A(a)	17,336	2,318,863
WP Carey, Inc.	16,991	1,268,378
WW Grainger, Inc.	3,669	4,200,014
Xcel Energy, Inc.	46,130	3,845,397
Xylem, Inc.	19,707	2,553,239
Yum! Brands, Inc.	22,372	3,762,076
Zebra Technologies Corp., Class A(a)	4,151	929,658
Zillow Group, Inc., Class C, NVS(a)	13,665	609,732
Zimmer Biomet Holdings, Inc.	17,018	1,675,252
Zoetis, Inc.	36,476	4,782,004
Zoom Communications, Inc., Class A(a)	20,904	1,545,642
Zscaler, Inc.(a)	8,032	1,180,624
		4,832,770,292
Total Common Stocks — 99.7% (Cost: $4,923,090,137)		6,895,806,024
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,472	$466,697
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	8,766	427,357
Henkel AG & Co. KGaA, Preference Shares, NVS	13,456	1,319,879
Porsche Automobil Holding SE, Preference Shares, NVS	11,692	494,363
Sartorius AG, Preference Shares, NVS	2,054	581,387
Volkswagen AG, Preference Shares, NVS	15,885	1,888,737
		5,178,420
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	488,777	427,365
Total Preferred Stocks — 0.1% (Cost: $6,479,144)		5,605,785
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(c)(e)	989	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $4,929,569,281)		6,901,411,809
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(d)(f)(g)	13,642,994	$13,649,815
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(f)	9,400,000	9,400,000
Total Short-Term Securities — 0.3% (Cost: $23,049,815)		23,049,815
Total Investments — 100.1% (Cost: $4,952,619,096)		6,924,461,624
Liabilities in Excess of Other Assets — (0.1)%		(6,611,288)
Net Assets — 100.0%		$6,917,850,336

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,133,839	$—	$(29,482,448)(a)	$322	$(1,898)	$13,649,815	13,642,994	$46,959 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,540,000	6,860,000 (a)	—	—	—	9,400,000	9,400,000	164,283	—
Blackrock, Inc.	11,872,166	1,988,465	(421,244)	226,732	(1,028,567)	12,637,552	11,886	116,631	—
				$227,054	$(1,030,465)	$35,687,367		$327,873	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	4	03/12/26	$1,006	$71,725
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50	21	03/20/26	$1,527	$51,433
FTSE 100 Index	7	03/20/26	1,029	71,561
S&P 500 E-Mini Index	30	03/20/26	10,334	(44,922)
				$149,797
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$194,719	$—	$—	$—	$194,719
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$44,922	$—	$—	$—	$44,922

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,366,008	$—	$—	$—	$1,366,008
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(119,128)	$—	$—	$—	$(119,128)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,637,857
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,125,939,768	$1,769,866,256	$—	$6,895,806,024
Preferred Stocks	427,365	5,178,420	—	5,605,785
Warrants	—	—	—	—
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
February 28, 2026
iShares® MSCI World ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$23,049,815	$—	$—	$23,049,815
	$5,149,416,948	$1,775,044,676	$—	$6,924,461,624
Derivative Financial Instruments(a)
Assets
Equity Contracts	$51,433	$143,286	$—	$194,719
Liabilities
Equity Contracts	(44,922)	—	—	(44,922)
	$6,511	$143,286	$—	$149,797

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Statement of Assets and Liabilities (unaudited)
February 28, 2026

iShares MSCI World ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,888,774,257
Investments, at value—affiliated(c)	35,687,367
Cash	5,709
Cash pledged for futures contracts	1,129,000
Foreign currency collateral pledged for futures contracts	346,770
Foreign currency, at value(d)	5,357,983
Receivables:
Investments sold	23,399,463
Securities lending income—affiliated	3,404
Dividends—unaffiliated	6,512,012
Dividends—affiliated	22,898
Tax reclaims	1,224,580
Total assets	6,962,463,443
LIABILITIES
Collateral on securities loaned, at value	13,653,700
Payables:
Investments purchased	29,614,715
Investment advisory fees	1,268,645
Professional fees	49,182
Variation margin on futures contracts	26,865
Total liabilities	44,613,107
Commitments and contingent liabilities
NET ASSETS	$6,917,850,336
NET ASSETS CONSIST OF
Paid-in capital	$4,966,841,796
Accumulated earnings	1,951,008,540
NET ASSETS	$6,917,850,336
NET ASSET VALUE
Shares outstanding	36,200,000
Net asset value	$191.10
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$4,919,495,396
(b) Securities loaned, at value	$12,763,565
(c) Investments, at cost—affiliated	$33,123,700
(d) Foreign currency, at cost	$5,220,694
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended February 28, 2026

iShares MSCI World ETF
INVESTMENT INCOME
Dividends—unaffiliated	$43,820,902
Dividends—affiliated	280,914
Interest—unaffiliated	22,305
Securities lending income—affiliated—net	46,959
Other income—unaffiliated	19,138
Foreign taxes withheld	(1,282,061)
Foreign withholding tax claims	17,527
Total investment income	42,925,684
EXPENSES
Investment advisory	7,734,433
Professional	34,069
Total expenses	7,768,502
Net investment income	35,157,182
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(16,748,685)
Investments—affiliated	322
Foreign currency transactions	(56,739)
Futures contracts	1,366,008
In-kind redemptions—unaffiliated(a)	127,002,858
In-kind redemptions—affiliated	226,732
111,790,496
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	438,525,977
Investments—affiliated	(1,030,465)
Foreign currency translations	119,710
Futures contracts	(119,128)
437,496,094
Net realized and unrealized gain	549,286,590
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$584,443,772
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
18

Statement of Changes in Net Assets

	iShares MSCI World ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$35,157,182	$67,883,303
Net realized gain	111,790,496	5,467,670
Net change in unrealized appreciation (depreciation)	437,496,094	622,516,464
Net increase in net assets resulting from operations	584,443,772	695,867,437
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,928,876)(b)	(67,716,994)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	781,898,535	1,262,704,741
NET ASSETS
Total increase in net assets	1,313,413,431	1,890,855,184
Beginning of period	5,604,436,905	3,713,581,721
End of period	$6,917,850,336	$5,604,436,905

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/28/26 (unaudited)	Year Ended 08/31/25	Year Ended 08/31/24	Year Ended 08/31/23	Year Ended 08/31/22	Year Ended 08/31/21
Net asset value, beginning of period	$175.69	$154.09	$125.57	$110.19	$131.92	$103.07
Net investment income(a)	1.00	2.43 (b)	2.22	2.16	2.19 (b)	1.84
Net realized and unrealized gain (loss)(c)	15.91	21.53	28.58	15.22	(21.88)	28.80
Net increase (decrease) from investment operations	16.91	23.96	30.80	17.38	(19.69)	30.64
Distributions from net investment income(d)	(1.50)(e)	(2.36)	(2.28)	(2.00)	(2.04)	(1.79)
Net asset value, end of period	$191.10	$175.69	$154.09	$125.57	$110.19	$131.92
Total Return(f)
Based on net asset value	9.66%(g)	15.68%(b)	24.75%	15.90%	(15.07)%(b)	29.94%
Ratios to Average Net Assets(h)
Total expenses	0.24%(i)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	1.09%(i)	1.51%(b)	1.62%	1.87%	1.78%(b)	1.58%
Supplemental Data
Net assets, end of period (000)	$6,917,850	$5,604,437	$3,713,582	$2,712,306	$2,126,700	$1,569,839
Portfolio turnover rate(j)	1%	2%	2%	3%	5%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025 and
August 31, 2022, respectively:
• Net investment income per share by $0.04 and $0.00.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.02% and 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI World	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI World
Barclays Bank PLC	$631,962	$(610,837)	$—	$21,125(b)
BofA Securities, Inc.	259,890	(259,890)	—	—
Citigroup Global Markets, Inc.	672,390	(672,390)	—	—
Goldman Sachs & Co. LLC	7,476,917	(7,476,917)	—	—
J.P. Morgan Securities LLC	28,935	(28,935)	—	—
Morgan Stanley	1,406,372	(1,406,372)	—	—
SG Americas Securities LLC	264,119	(264,119)	—	—
State Street Bank & Trust Co.	97,575	(97,575)	—	—
TD Securities (USA) LLC	1,089,972	(1,089,972)	—	—
UBS AG	268,883	(268,883)	—	—
Wells Fargo Securities LLC	566,550	(566,550)	—	—
	$12,763,565	$(12,742,440)	$—	$21,125

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.24%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended February 28, 2026, the Fund paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI World	$16,482
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI World	$18,874,546	$18,622,775	$(4,762,633)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI World	$102,425,894	$71,658,119
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI World	$955,389,927	$219,886,618
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards of $118,888,002 available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI World	$4,968,566,610	$2,148,941,086	$(192,896,275)	$1,956,044,811
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 02/28/26		Year Ended 08/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI World
Shares sold	5,500,000	$1,004,226,872	8,200,000	$1,327,456,768
Shares redeemed	(1,200,000)	(222,328,337)	(400,000)	(64,752,027)
	4,300,000	$781,898,535	7,800,000	$1,262,704,741
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
29
2026 iShares Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares, Inc.

Date: April 21, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: April 21, 2026